As filed with the Securities and Exchange Commission on April 28, 2006


                                                              File No. 333-86921
                                                                       811-04721
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No.  14                                      |X|
                                    ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
       Amendment No.  25                                                     |X|
                     ----

                        (Check appropriate box or boxes.)

                             ----------------------

                  Phoenix Life Variable Universal Life Account

                           (Exact Name of Registrant)

                             ----------------------

                         Phoenix Life Insurance Company

                               (Name of Depositor)

                             ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                             ----------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
|X| on May 1, 2006 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                             ----------------------

================================================================================

                                     PART A

                                                                     [Version A]

                                 CORPORATE EDGE

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                           MAY 1, 2006


Corporate Edge is a flexible premium fixed and variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account ("Separate Account"). The subaccounts purchase shares of the following funds:



AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond]  AIM V.I. Capital Appreciation Fund
[diamond]  AIM V.I. Core Equity Fund *
[diamond]  AIM V.I. Mid Cap Core Equity Fund *

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond]  Alger American Leveraged AllCap Portfolio *

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond]  DWS Equity 500 Index VIP (f/k/a Scudder VIT Equity 500 Index Fund)

FEDERATED INSURANCE SERIES
--------------------------
[diamond]  Federated Fund for U.S. Government Securities II
[diamond]  Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond]  VIP Contrafund(R) Portfolio
[diamond]  VIP Growth Opportunities Portfolio
[diamond]  VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond]  Franklin Income Securities Fund
[diamond]  Mutual Shares Securities Fund
[diamond]  Templeton Developing Markets Securities Fund
[diamond]  Templeton Foreign Securities Fund
[diamond]  Templeton Global Asset Allocation Fund +
[diamond]  Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
[diamond]  Lazard Retirement Small Cap Portfolio *

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond]  Bond-Debenture Portfolio
[diamond]  Growth and Income Portfolio
[diamond]  Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
[diamond]  Neuberger Berman AMT Fasciano Portfolio
[diamond]  Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond]  Oppenheimer Capital Appreciation Fund/VA
[diamond]  Oppenheimer Global Securities Fund/VA
[diamond]  Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond]  Phoenix Capital Growth Series
           (f/k/a Phoenix-Engemann Capital Growth Series)
[diamond]  Phoenix Mid-Cap Growth Series
           (f/k/a Phoenix-Seneca Mid-Cap Growth Series)
[diamond]  Phoenix Strategic Theme Series
           (f/k/a Phoenix-Seneca Strategic Theme Series)
[diamond]  Phoenix-Aberdeen International Series
[diamond]  Phoenix-AIM Growth Series
[diamond]  Phoenix-Alger Small-Cap Growth Series
[diamond]  Phoenix-Alliance/Bernstein Enhanced Index Series
[diamond]  Phoenix-Duff & Phelps Real Estate Securities Series
[diamond]  Phoenix-Engemann Growth and Income Series
[diamond]  Phoenix-Engemann Small-Cap Growth Series
[diamond]  Phoenix-Engemann Strategic Allocation Series
[diamond]  Phoenix-Goodwin Money Market Series
[diamond]  Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond]  Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond]  Phoenix-Kayne Rising Dividends Series
[diamond]  Phoenix-Kayne Small-Cap Quality Value Series
[diamond]  Phoenix-Lazard International Equity Select Series
[diamond]  Phoenix-Northern Dow 30 Series
[diamond]  Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond]  Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond]  Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond]  Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Van Kampen Comstock Series
           (f/k/a Phoenix-Engemann Value Equity Series)

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond]  PIMCO VIT CommodityRealReturn Strategy Portfolio
[diamond]  PIMCO VIT Real Return Portfolio
[diamond]  PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond]  Rydex Variable Trust Juno Fund *
[diamond]  Rydex Variable Trust Nova Fund *
[diamond]  Rydex Variable Trust Sector Rotation Fund *

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond]  Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond]  Wanger International Select
[diamond]  Wanger International Small Cap
[diamond]  Wanger Select
[diamond]  Wanger U.S. Smaller Companies

   *Closed to new investment on May 1, 2006. +Closed to new investment on October 29, 2001. See Appendix A for more information.


It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract. It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes.

The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.


The U.S. Securities and Exchange Commission has not approved or disapproved these securities or have they passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. Read and keep this prospectus for future reference. If you have any questions, please contact us at:


[envelope] PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")       [telephone]  VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
           P.O. Box 8027 (800) 417-4769
           Boston, MA 02266-8027

                                TABLE OF CONTENTS

Heading                                                 Page
------------------------------------------------------------


BENEFIT/RISK SUMMARY .................................     3
  Policy Benefits ....................................     3
  Policy Risks .......................................     3

FEE TABLES ...........................................     5
  Transaction Fees....................................     5
  Periodic Charges Other than Fund Operating Expenses      6
  Minimum and Maximum Fund Operating Expenses.........     7
  Annual Fund Expenses ...............................     8

PHOENIX LIFE INSURANCE COMPANY .......................    11
PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT..........    11
  Performance History ................................    11
  Valuation Date......................................    11
VOTING RIGHTS ........................................    11
THE GUARANTEED INTEREST ACCOUNT ......................    12
CHARGES AND DEDUCTIONS................................    12
  General ............................................    12
  Charges Deducted from Premium Payments .............    12
  Periodic Charges ...................................    12
  Conditional Charges ................................    13
  Other Charges ......................................    13
THE POLICY ...........................................    14
  Contract Rights: Owner, Insured, and Beneficiary ...    14
  Contract Limitations................................    14
  Purchasing a Policy.................................    14
GENERAL ..............................................    15
  Postponement of Payments ...........................    15
  Optional Insurance Benefits (Riders)................    15
  Surrenders..........................................    16
  Death Benefit ......................................    16
PAYMENT OF PROCEEDS ..................................    17
  Surrender and Death Benefit Proceeds ...............    17
  Payment Amount .....................................    17
  Payment Options ....................................    17
  Transfer of Policy Value............................    17
  Disruptive Trading and Market Timing................    18
  Loans...............................................    20
  Lapse...............................................    20
FEDERAL INCOME TAX CONSIDERATIONS ....................    21
   Introduction ......................................    21
   Income Tax Status..................................    21
   Policy Benefits ...................................    21
   Business-Owned Policies ...........................    22
   Modified Endowment Contracts.......................    22
   Limitations on Unreasonable Mortality and
      Expense Charges.................................    23
   Qualified Plans....................................    23
   Diversification Standards..........................    23
   Change of Ownership or Insured or Assignment.......    23
   Other Taxes........................................    23
   Withholding........................................    23
LEGAL PROCEEDINGS.....................................    23
FINANCIAL STATEMENTS..................................    24
DISTRIBUTION..........................................    24
APPENDIX A - INVESTMENT OPTIONS.......................   A-1

BENEFIT/RISK SUMMARY

--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.


This prospectus is a disclosure document, which summarizes your rights under the Insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance policy. Your rights and obligations under the policy will be determined by the language of the policy itself. The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state. You should read your insurance policy carefully.


POLICY BENEFITS

DEATH BENEFITS

Corporate Edge is a flexible premium fixed and variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

You will choose a death benefit when you apply for a policy:

[diamond]  Death Benefit Option 1 will be the greater of the policy's face amount on the date of death, or the minimum death benefit in effect on the date of death.

[diamond]  Death Benefit Option 2 will be the greater of (a) or (b), where: (a)
           is equal to the policy's face amount on the date of death plus the policy value, (b) is the minimum death benefit in effect on the date of death.

[diamond]  Death Benefit Option 3 will be the greater of (a), (b), or (c), where: (a) is equal to the policy's face amount as of the date of death plus the sum of all premiums minus withdrawals, (b) is equal to the policy's face amount on the date of death; and (c) is the minimum death benefit in effect on the date of death.

You may change between Death Benefit Options 1 and 2 by submitting a written request. You may not change to or from Death Benefit Option 3.

You may also purchase additional term insurance under the Flexible Term Insurance Rider if available in your state.

LOANS AND SURRENDERS

[diamond]  Generally, you may take loans against 90% of your policy's value less any outstanding debt.

[diamond]  You may partially surrender any part of the policy anytime. We reserve the right to deduct a partial surrender fee.

[diamond]  You may fully surrender this policy anytime for its cash surrender value.

POLICY AVAILABILITY

The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.

FLEXIBLE PREMIUMS

The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

UNDERWRITING OPTIONS
We offer three types of underwriting:

[diamond]  Full Underwriting; or
[diamond]  Simplified Issue Underwriting; or
[diamond]  Guaranteed Issue Underwriting.

Your choice of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

OPTIONAL INSURANCE BENEFITS

The following benefits may be available to you by rider:

[diamond]  Flexible Term Insurance
[diamond]  Cash Surrender Value Enhancement Benefit
[diamond]  Exchange of Insured

Availability of these riders depends upon state approval and may involve extra cost. Additional restrictions apply to the Cash Surrender Value Enhancement Benefit Rider.

YOUR RIGHT TO CANCEL THE POLICY

You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application.

POLICY RISKS


SUITABILITY RISK

Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. We deduct a sales charge, and other charges from premium payments that reduce the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS

Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE

Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK


A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each fund is subject to market fluctuations and the risks inherent with ownership of securities, and the policy owner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any fund will achieve its stated investment objective.


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY.

THE FIRST TABLE FOR EACH POLICY OPTION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES

------------------------------------------------------------------------------------------------------------------------------------
                                                       TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------
              CHARGE                        WHEN DEDUCTED                                  AMOUNT WE DEDUCT
----------------------------------- ------------------------------- ----------------------------------------------------------------

SALES CHARGE                        Upon premium payment.           The maximum we will ever charge is 9.00% of each premium
                                                                    payment.(1)

----------------------------------- ------------------------------- ----------------------------------------------------------------
STATE PREMIUM TAX CHARGE            Upon premium payment.           We charge a maximum of 3.50% of each premium payment,
                                                                    depending on the applicable rate for your state. (2)
----------------------------------- ------------------------------- ----------------------------------------------------------------
DEFERRED ACQUISITION TAX CHARGE     Upon premium payment.           1.50% of each premium payment.
----------------------------------- ------------------------------- ----------------------------------------------------------------
SURRENDER CHARGE                    Not Applicable.                 We do not charge you if you surrender your policy for its cash value.
----------------------------------- ------------------------------- ----------------------------------------------------------------
PARTIAL SURRENDER CHARGE            Upon Partial Surrender or a     We currently do not charge for partial surrenders, but we
                                    reduction in the policy face    reserve the right to deduct up to 2.00% of the partial
                                    amount.                         surrender amount up to a maximum of $25.
----------------------------------- ------------------------------- ----------------------------------------------------------------
TRANSFER CHARGE                     Upon Transfer.                  We currently do not charge for transfers between investment options, but we reserve the right to charge up to $10 per
                                                                    transfer after the first 2 transfers in any given policy
                                                                    year.(3)
------------------------------------------------------------------------------------------------------------------------------------

(1) In policy years one through seven, we currently deduct 7.0% from each premium payment up to the target premium and 0.00% of premiums paid in excess of the target premium. Beginning in policy year eight, we currently deduct 0.00% of premiums paid and we will never deduct more than 3.00% of premiums paid. The target premium will be disclosed before we issue the policy and will depend on specifics of the life to be insured (e.g. age, gender, risk classification), the type of underwriting, and the face amount of the policy.
(2) Premium tax charges vary by state and range from 0.80% to 3.50% of premiums.
(3) Policies issued to residents of New York will always receive a minimum of 12 transfers per policy year without charge.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

                                          PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
              CHARGE                    WHEN DEDUCTED                                  AMOUNT WE DEDUCT
------------------------------- ---------------------------- -----------------------------------------------------------------------
  COST OF INSURANCE(1)          On policy date and monthly   This charge is based on the "net amount at risk." The "net amount at
                                on policy processing day.    risk" is the current death benefit minus the policy value.
------------------------------- ---------------------------- -----------------------------------------------------------------------
    Minimum and Maximum                                      0.02% to 31.97% of the net amount at risk per year.
------------------------------- ---------------------------- -----------------------------------------------------------------------

    Example for a male age 49                                $0.0533 per $1,000 of the net amount at risk per month.
    in the preferred
    nonsmoker underwriting
    class for a fully
    underwritten policy.

------------------------------- ---------------------------- -----------------------------------------------------------------------

  ADMINISTRATIVE CHARGE         On policy date and monthly   We charge up to a maximum of $10 per month.(2)
                                on policy processing day.

------------------------------- ---------------------------- -----------------------------------------------------------------------
  MORTALITY AND EXPENSE RISK    On policy date and monthly   The maximum we charge is 0.08% (0.90% on an annual basis) of the
  CHARGE(3)                     on policy processing day.    policy value in the subaccounts of the Account on the monthly processing day.
------------------------------- ---------------------------- -----------------------------------------------------------------------
  LOAN INTEREST CHARGED(4)      Interest accrues daily and   The maximum net cost to the policy is 2.75% of the loan balance.
                                is due on each policy
                                anniversary. If not paid
                                on that date, we will
                                treat the accrued interest
                                as another loan against
                                the policy.
------------------------------- ---------------------------- -----------------------------------------------------------------------
  OTHER TAX CHARGES             When we become liable        We currently do not charge for taxes, however we reserve the right to
                                for taxes.                   impose a charge should we become liable for taxes in the future.
                                                             Possible taxes would include state or federal income taxes on investment gains of the Account and would be included in our calculation of subaccount values.

------------------------------- ---------------------------- -----------------------------------------------------------------------
                                                     OPTIONAL INSURANCE FEATURES
------------------------------- ---------------------------- -----------------------------------------------------------------------
  FLEXIBLE TERM RIDER(1)        On Rider Policy Date, and    This charge is based on the net amount at risk attributable to the
                                monthly on each Monthly      rider face amount.
                                Calculation Day.
------------------------------- ---------------------------- -----------------------------------------------------------------------
    Minimum and Maximum                                      0.02% to 31.97% of the net amount at risk attributable to the Rider face amount.
------------------------------- ---------------------------- -----------------------------------------------------------------------

    Example for a male age 47                                $0.0638 per $1,000 of the net amount at risk per month.
    in the standard nonsmoker
    underwriting class for a
    fully underwritten policy.

------------------------------- ---------------------------- -----------------------------------------------------------------------
  CASH SURRENDER VALUE          We do not charge for this    We describe this Rider later under "Optional Insurance Benefits."
  ENHANCEMENT BENEFIT RIDER     Rider. Additional
                                restrictions apply.
------------------------------- ---------------------------- -----------------------------------------------------------------------
  EXCHANGE OF INSURED RIDER     We do not charge for this    We describe this Rider later under "Optional Insurance Benefits."
                                Rider.
------------------------------------------------------------------------------------------------------------------------------------

(1) These charges vary according to age, gender, underwriting class, policy year and net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed charges applicable to your policy. More detailed information concerning these charges is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) We currently charge $5.00 per month for all policies. The Guaranteed Maximum Administrative Charge is $7.50 per month in New York.
(3) We currently deduct a charge of 0.04% of policy value allocated to the subaccounts each month during the first 10 policy years (equal to 0.50% annually), and 0.02% of the value allocated to the subaccounts each month beginning in the 11th policy year (equal to 0.25% annually). We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
(4) We charge loan interest of up to 4.75% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.75%. At our current rates the cost to the policy is between 0.25% and 0.75% of the outstanding loan balance annually. We provide more information on rates in the "Charges and Deductions" section and in the "Loans" section.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES, AS A PERCENTAGE OF DAILY NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 2005, CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                   MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

                                                                              Minimum                         Maximum


 Total Annual Fund Operating Expenses (expenses that are deducted               .34%              -            5.11%
 from a fund's assets, including management fees, distribution and/or 12b-1 fees, and other expenses)


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/05)

This table shows each fund's investment management fee, Rule 12b-1 fee (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in each fund's prospectus, which you may obtain by calling 800/541-0171.

The company and its affiliates may have arrangements with the fund's investment advisors, subadvisors, distributor and/or affiliated companies under which the company or its affiliates receive payments in connection with the provision of administrative, marketing or other support services to the funds. Proceeds of these payments may be used for any corporate purposes, including payment of expenses that the company and its affiliates incur in promoting, issuing distributing and administering the policies. The company may profit from these fees.

In general, the payments are based on a percentage of the average assets of each fund allocated to the subaccount under the policy or other contracts that may be offered by the company. The amount of the payment is negotiated by the company and the fund and varies with each fund. Aggregate fees relating to the different funds may be as much as 0.40% of the average net assets of a fund attributable to the relevant contracts. A portion of these fees may come from Rule 12b-1 fees that are paid by the fund out of its assets as part of total fund expenses.

----------------------------------------------------------------------------------------------------------------------------------
                                                                 Rule
                                                   Investment  12b-1 or      Other                    Contractual    Total Net
                                                   Management   Service    Operating   Total Annual  Reimbursements Annual Fund
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers      Expenses
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     0.61        -         0.29          0.90           N/A            N/A(1,2)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund *                            0.60        -         0.27          0.87           N/A           N/A(1,2,3)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund *                    0.72        -         0.31          1.03           N/A            N/A(1)
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio *            0.85        -         0.06          0.91           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                               0.19        -         0.15          0.34          (0.06)         0.28(4)
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II       0.60        -         0.38          0.98           N/A            N/A(5,17)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary
Shares                                                 0.60        -         0.40          1.00           N/A            N/A(5,17)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                   0.57        0.10      0.09          0.76           N/A            N/A(6)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio            0.57        0.10      0.13          0.80           N/A            N/A(7)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                          0.57        0.10      0.10          0.77           N/A            N/A(6)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                        0.46        0.25      0.02          0.73           N/A            N/A(8)
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          0.60        0.25      0.18          1.03           N/A            N/A(9)
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           1.24        0.25      0.29          1.78           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                      0.65        0.25      0.17          1.07         (0.05)            1.02(10)
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund +               0.60        0.25      0.26          1.11         (0.01)            1.10(10)
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       0.75        0.25      0.07          1.07           N/A            N/A(8,9)
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio *                0.75        0.25      0.22          1.22           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                   0.50        -         0.44          0.94          (0.04)         0.90(11,12)
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                0.48        -         0.41          0.89           N/A            N/A(12)
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                    0.74        -         0.38          1.12           N/A            N/A(13)
----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                1.15        0.25      0.70          2.10          (0.69)         1.41(14)
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                0.85        0.25      0.17          1.27          (0.02)         1.25(14)
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA               0.64        0.25      0.02          0.91           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                  0.63        0.25      0.04          0.92           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA              0.74        0.25      0.05          1.04           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                          0.68        -         0.21          0.89           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                          0.80        -         0.41          1.21           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                         0.75        -         0.40          1.15           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  0.75        -         0.31          1.06           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                              0.75        -         0.39          1.14           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                  0.85        -         0.80          1.65           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                 0.45        -         0.27          0.72           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                 Rule
                                                   Investment  12b-1 or      Other                    Contractual    Total Net
                                                   Management   Service    Operating   Total Annual  Reimbursements Annual Fund
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers      Expenses
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                 0.75        -         0.28          1.03           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series              0.70        -         0.29          0.99           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series               0.90        -         0.78          1.68           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series           0.58        -         0.21          0.79           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    0.40        -         0.26          0.66           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       0.50        -         0.25          0.75           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                 0.50        -         0.48          0.98           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  0.70        -         0.82          1.52           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           0.90        -         1.09          1.99           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series                                                 0.90        -         0.30          1.20           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                         0.35        -         0.64          0.99           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            0.35        -         0.76          1.11           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Aggressive Growth                                      0.40        0.25      0.29          0.94          (0.24)         0.97(15)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Growth                                                 0.40        0.25      0.27          0.92          (0.22)         0.95(15)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate                                               0.40        0.25      0.69          1.34          (0.64)         0.90(15)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate Growth                                        0.40        0.25      0.34          0.99          (0.29)         0.93(15)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         1.05        -         0.28          1.33           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       1.05        -         0.35          1.40           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                     0.70        -         0.29          0.99           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio       0.49        0.25      0.25          0.99           N/A            N/A(16)
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                        0.25        0.25      0.25          0.75           N/A            N/A(16)
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                       0.25        0.25      0.25          0.75           N/A            N/A(16)
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund *                       0.90        -          4.21         5.11           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund *                       0.75        -          0.78         1.53           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund *            0.90        -          0.80         1.70           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio             0.46       0.35       0.32          1.13           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            0.99        -         0.33          1.32           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         0.95        -         0.18          1.13           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                          0.85        -         0.12          0.97           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          0.90        -         0.05          0.95           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------

* Fund closed to new investment on May 1, 2006.
+ Closed to new investment on October 29, 2001. See Appendix A for more information.

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses to 1.30% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes, (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The fee waiver has been restated to reflect this agreement.

(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation and AIM V.I. Core Equity Fund, the Fund's total annual operating expenses have been restated to reflect such reorganization.

(3) Effective upon the closing of the reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses to 0.91% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.

(4) Effective September 19, 2005, the advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(5) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. "Other Expenses" include a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2006.

(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.74% for the Fidelity VIP Contrafund Portfolio, and 0.73% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(7) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, the total class operating expenses would have been 0.75% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(8)  The Fund administration fee is paid indirectly through the management fee.

(9) While the maximum amount payable under the Fund's class Rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(10) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(11) Lord Abbett has contractually agreed to limit the Funds' other expenses (excluding management fees) to an annualized rate of 0.40% average daily net assets.

(12) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.50% to the following rates: 0.50% of the first $1 billion of average daily net assets; 0.45% of average daily net assets over $1 billion.

(13) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.75% to the following rates: 0.75% of the first $1 billion of average daily net assets; 0.70% of the next $1 billion of average daily net assets; 0.65% of average daily net assets over $2 billion.

(14) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs that exceed, in the aggregate, 1.25% and 1.40% of average net asset value of the Guardian and Fasciano portfolios, respectively. The expenses limitation arrangements for the portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided that such recoupment would not cause a portfolio to exceed its respective limitation.

(15) "Other Expenses" are estimated for the fiscal year end December 31, 2006. The series and the advisor have entered into an Expense Limitation Agreement whereby the "Other Expenses" for shares of the series will not exceed 0.05% for the period ending April 30, 2007. The figures shown above include estimated expenses of the underlying funds in which the series expects to invest for the fiscal year ending December 31, 2006. The estimated expenses of the underlying funds are based upon the weighted average of the total annual operating expenses of such underlying funds.

(16) "Other Expenses" reflect an administrative fee of 0.25%.

(17) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.


   -------------------------------------------------------------------------------------------------
                        FUND                          REIMBURSEMENTS      NET ANNUAL FUND EXPENSES
   ------------------------------------------------ -------------------- ---------------------------
   Federated Fund for U.S. Government Securities
   II                                                     (0.26)                   0.72(a)
   ------------------------------------------------ -------------------- ---------------------------
   Federated High Income Bond Fund II                     (0.25)                   0.75 (a)
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix Mid-Cap Growth Series                          (0.06)                   1.15
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix Strategic Theme Series                         (0.05)                   1.10
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-AIM Growth Series                              (0.14)                   1.00
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Alger Small-Cap Growth Series                  (0.65)                   1.00
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Alliance/Bernstein Enhanced Index
   Series                                                 (0.07)                   0.65
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Engemann Growth and Income Series              (0.04)                   0.95
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Engemann Small-Cap Growth Series               (0.43)                   1.25
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Goodwin Money Market Series                    (0.01)                   0.65
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Goodwin Multi-Sector Short Term Bond
   Series                                                 (0.28)                   0.70
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Kayne Rising Dividends Series                  (0.67)                   0.85
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Kayne Small-Cap Quality Value Series           (0.94)                   1.05
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Lazard International Equity Select
   Series                                                 (0.15)                   1.05
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Northern Dow 30 Series                         (0.39)                   0.60
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Northern Nasdaq-100 Index(R) Series            (0.51)                   0.60
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Sanford Bernstein Mid-Cap Value Series         (0.03)                   1.30
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Sanford Bernstein Small-Cap Value
   Series                                                 (0.10)                   1.30
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Van Kampen Comstock                            (0.04)                   0.95
   ------------------------------------------------ -------------------- ---------------------------
   Van Kampen UIF Equity and Income Portfolio             (0.30)                   0.83 (b)
   -------------------------------------------------------------------------------------------------

(a) Although not contractually obligated to do so, the shareholder services provider waived certain amounts, and for the Federated Fund for U.S. Government Securities, the adviser waived a portion of the management fee. The management fee paid by the Federated Fund for U.S. Government Securities was 0.59% for the fiscal year ended December 31, 2005.

(b) The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to limit total operating expenses, excluding certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Additionally, the distributor has agreed to waive a portion of the Rule 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion.

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


Phoenix Life Insurance Company is a New York stock life insurance company incorporated May 1, 1851, and is a wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06103-2899 and our statutory home office is at 31 Tech Valley Drive in East Greenbush, New York 12061.


Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our", "Company").


PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
--------------------------------------------------------------------------------

We established the Separate Account as a separate account of Phoenix on June 17, 1985 in accordance with New York law. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Account's management, investment practices or policies, nor those of Phoenix.


The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment objective is given in Appendix A.


Phoenix does not guarantee the investment performance of the Separate Account nor of any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute for, portfolios in which the Account invests.

PERFORMANCE HISTORY

We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

Copies of the fund prospectuses may be obtained by writing to us or calling us a the address or telephone number provided on the front page of this prospectus.

VALUATION DATE

A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business. However, transaction processing may be postponed for the following reasons

1. the NYSE is closed or may have closed early; 2. the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time). The NYSE is scheduled to be closed on the following days:

---------------------------------------------------------
  New Year's Day                   Independence Day
---------------------------------------------------------
  Martin Luther King, Jr. Day      Labor Day
---------------------------------------------------------
  Presidents Day                   Thanksgiving Day
---------------------------------------------------------
  Good Friday                      Christmas Day
---------------------------------------------------------
  Memorial Day
---------------------------------------------------------


VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;
2) the ratification of the independent accountants for the fund;
3) approval or amendment of investment advisory agreements;
4) a change in fundamental policies or restrictions of the series; and
5) any other matters requiring a shareholder vote.

You may obtain any available fund prospectuses by contacting us at the address and telephone number given on page one.

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------

In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive four-year period according to the following schedule:

[diamond]  First Year:     25% of the total value
[diamond]  Second Year:    33% of remaining value
[diamond]  Third Year:     50% of remaining value
[diamond]  Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE

We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently do not deduct a sales charge from premiums that are in excess of the Target Premium for the policy for a policy year. The Target Premium will be disclosed before we issue the policy, and will depend on age, gender and risk classification, the type of underwriting and the policy face amount.

STATE PREMIUM TAX CHARGE

States assess premium taxes at various rates. We deduct the applicable state rate from each premium to cover the cost of the premium taxes we must pay the state. The states currently assess charges ranging from 0.80% to 3.50% of premiums. We may increase or decrease the charge we take from your premium payments if your state's rate changes, or if you change your state of residence. We currently do not deduct this charge from premiums that are in excess of the target premium for the policy for a policy year.

DEFERRED ACQUISITION COST TAX CHARGE

We deduct a charge of 1.5% from each premium payment to the policy to reimburse the Company for our liability under Internal Revenue Code Section 848. We currently do not deduct this charge from premiums that are in excess of the target premium for the policy for a policy year.

PERIODIC CHARGES

MONTHLY CHARGES

We make monthly deductions on each monthly calculation day from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

[diamond]  ADMINISTRATIVE CHARGE. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders.

           We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month. The maximum we will ever charge for a policy issued in the state of New York is $7.50 per month.

[diamond]  COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

           We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table.

           We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age, underwriting type and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

           The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy.

[diamond]  MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

           We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

           We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

[diamond]  If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

           Your policy will pay a mortality and expense risk charge equal to a percentage of the subaccount value on each monthly calculation day. Currently, during the first ten years, the rate will be equal to 0.50% annually. Beginning in policy year 11, the rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk charges up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.

           We do not collect the mortality and expense risk charge on amounts held in the Guaranteed Interest Account.

[diamond]  COST OF OPTIONAL INSURANCE FEATURES (RIDERS). Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

           The Corporate Edge policy has two riders available at no additional charge:

           o   Exchange of Insured

           o   Cash Surrender Value Enhancement Benefit

           We charge for providing benefits under the following rider:

           o Flexible Term Insurance. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.

[diamond]  LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below until the policy anniversary nearest the insured person's 65th birthday. The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25% (4.25% for New York and New Jersey).

           As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans.

---------------------------------------------------------------
                                          RATE WE CREDIT THE
                                        LOANED PORTION OF THE
                 LOAN INTEREST RATE      GUARANTEED INTEREST
                      CHARGED                  ACCOUNT
------------- ------------------------ ------------------------
   POLICY        MOST      MAXIMUM &      MOST       MAXIMUM &
   YEAR         STATES     NY AND NJ     STATES      NY AND NJ
------------- ----------- ------------ ------------ -----------
   1-10         2.75%        4.75%         2%           4%
------------- ----------- ------------ ------------ -----------
   11-16        2.50%        4.50%         2%           4%
------------- ----------- ------------ ------------ -----------
   16+          2.25%        4.25%         2%           4%
---------------------------------------------------------------

           Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

CONDITIONAL CHARGES

           We impose some other charges only if certain events occur:

[diamond]  PARTIAL SURRENDER CHARGE. We do not currently charge for partial surrenders, but we reserve the right to deduct up to 2% of the partial surrender amount up to a maximum of $25. We would begin to impose this charge if necessary to offset the costs associated with processing partial surrenders.

[diamond]  TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year. (For policies issued in New York, we may charge a maximum of $7.50 for each transfer in excess of twelve each calendar year.)

OTHER CHARGES

[diamond]  OTHER TAX CHARGES. Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account.

[diamond]  FUND CHARGES. As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series.

           These fund charges and other expenses are described more fully in the respective fund prospectuses.

THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, AND BENEFICIARY

OWNER

The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED

The insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. The maximum ages we insure are:

[diamond]  85 for policies with full Underwriting;
[diamond] 70 for policies with Simplified Issue Underwriting; and [diamond] 64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

BENEFICIARY

The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to us. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT

You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES

We base our rates on the insured person's gender, attained age, underwriting type and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies are:

[diamond]  Full Underwriting;
[diamond]  Simplified Issue Underwriting;
[diamond]  Guaranteed Issue Underwriting.

We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

ELIGIBLE PURCHASERS

You may purchase a policy on the life of any person provided you have an insurable interest in the life to be insured and the consent of the person to be insured.

MINIMUM DEATH BENEFIT

The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:

1) The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2) The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

MINIMUM ISSUE PREMIUM

We generally require a minimum premium on a case basis of $100,000 for fully underwritten cases and $50,000 for simplified issue and guaranteed issue cases. There may be additional restrictions in some states.

PREMIUM PAYMENTS

Corporate Edge is a flexible fixed and premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.

The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions.

We reduce premium payments by the sales charge, state premium tax charge and deferred acquisition tax charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You should send additional premium payments to us at the address on page one.

The policy will have a total premium limit determined by the definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

POLICY REFUND

Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. We will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. Even if we have approved the application for processing, we retain the right to decline to issue the policy.


GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS

We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

[diamond]  We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

[diamond]  We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

[diamond]  When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS (RIDERS)

You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

[diamond]  Cash Surrender Value Enhancement Benefit Rider: This rider can provide enhanced cash surrender values upon certain early duration surrenders. Additional restrictions apply. Most policies will not qualify for this rider.

[diamond]  Exchange of Insured Rider: This rider allows you to change the person insured by the policy. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

           You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive value following the exchange.

           Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

           You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.

           Such a policy exchange does not qualify for tax deferral, therefore, you will be liable for taxes on any previously unrecognized gains in the policy.

[diamond]  Flexible Term Insurance Rider. This Rider allows you to purchase additional term insurance on the person insured under the policy. The term insurance face amount may not exceed ten times the initial base policy face amount. This rider is only available to those under the age of 100. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's face amount.

REQUESTS FOR DECREASE IN FACE AMOUNT

You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $10,000 and the face amount remaining after the decrease must be at least $50,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

A decrease in face amount generally decreases the death benefit. A decrease in the death benefit could result in certain income tax consequences.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT

A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

INCREASES IN FACE AMOUNT

You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

You will have a right to cancel the requested increase in face amount within the 45 days following the increase and you will receive a refund of the increased cost of insurance charges.

We provide some information regarding possible implications of a material change in the policy resulting from a face amount increase in the Statement of Additional Information.

SURRENDERS

You may take a full or partial surrender of your policy at any time as long as the insured person is living and the policy is in force. The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value will be the policy value reduced by any charges due and the amount of any outstanding loans plus any additional amounts provided by rider. We do not assess a surrender charge.

In order to request a full or partial surrender you must send a written request in a form satisfactory to us. We may also require you to submit your policy. A full or partial surrender will be effective as of the date we receive your written request, in good order.

We generally pay a surrendered amount within seven days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.


PARTIAL SURRENDERS

You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. The amount available for partial surrender is the policy value reduced by the amount of any outstanding loans and further reduced by any charges due. You must submit a written request to us. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required. We reserve the right to charge a fee of up to 2% of the partial surrender amount up to a maximum of $25.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the partial surrender amount from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy's cash value by the partial surrender amount paid and the partial surrender fee, if deducted.

DEATH BENEFIT

You choose your Death Benefit Option when you apply for your policy. You are permitted to change between Death Benefit Option 1 and Death Benefit Option 2. You may not change to or from Death Benefit Option 3.

--------------------------------------------------------------
                           VALUE WE APPLY TO PAYMENT OPTION
--------------------------------------------------------------
                            The greater of (a) or (b) where:
                            (a) is the policy's face amount;
DEATH BENEFIT OPTION 1          and
                            (b) is the minimum death benefit
                                in effect on the date of
                                death.
--------------------------------------------------------------
                            The greater of (a) or (b), where:
                            (a) is equal to the policy's
                                face amount on the date of
                                death plus the policy value;
DEATH BENEFIT OPTION 2          and
                            (b) is the minimum death benefit
                                in effect on the date of
                                death.
--------------------------------------------------------------
                            The greater of (a), (b), or (c),
                            where:
                            (a) is equal to the policy's face
                                amount as of the date of death
                                plus the sum of all premiums
                                minus withdrawals,
DEATH BENEFIT OPTION 3      (b) is equal to the policy's
                                face amount on the date of
                                death; and
                            (c) is the minimum death benefit
                                in effect on the date of
                                death.
--------------------------------------------------------------

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS

We will process death benefits and full or partial surrenders at unit values next computed after we receive the written request for surrender or due proof of death, provided the request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.

PAYMENT AMOUNT

We will make a death benefit payment based on the death benefit option in effect at the time. The amount available for a full surrender or as a death benefit is the policy value reduced by any outstanding loans and by any charges due plus any additional amounts provided by rider. A partial surrender must be at least $500.

PAYMENT OPTIONS

You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST

We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD

We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN

We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

[diamond]  ten years; or
[diamond]  20 years; or
[diamond]  until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 (3)/(8)% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY

We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT

We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN

We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 (3)/(8)% to compute payments under this option.

TRANSFER OF POLICY VALUE

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or Telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit.

You may permit your registered representative to submit transfer requests on your behalf.

Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

TRANSFER RESTRICTIONS

We do not permit transfers of less than $500 unless either:

[diamond]  the entire balance in the subaccount or the Guaranteed Interest
           Account is being transferred; or

[diamond]  the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

DISRUPTIVE TRADING AND MARKET TIMING

Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other policy owners. These risks and harmful effects include:

[diamond]  dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond]  an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]  increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the policy, we may (but are not obligated to):

[diamond]  limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]  restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond]  require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]  impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]  impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. If a policy owner's transfer request exceeds the transfer parameters, we may send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the policy owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while also abiding by any rights that policy owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

SYSTEMATIC TRANSFER PROGRAMS

You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond]  $25 monthly               [diamond]  $150 semiannually
[diamond]  $75 quarterly             [diamond]  $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to us. Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to us. The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

LOANS

You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interests.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at the annual rates given below until the policy anniversary nearest the insured's 65(th) birthday, compounded daily and payable in arrears:

---------------------------------------------------------------
                                          RATE WE CREDIT THE
                                        LOANED PORTION OF THE
                 LOAN INTEREST RATE      GUARANTEED INTEREST
                      CHARGED                  ACCOUNT
------------- ------------------------ ------------------------
POLICY           MOST      MAXIMUM &      MOST       MAXIMUM &
YEARS           STATES     NY AND NJ     STATES      NY AND NJ
------------- ----------- ------------ ------------ -----------
1-10            2.75%        4.75%         2%           4%
------------- ----------- ------------ ------------ -----------
11-16           2.50%        4.50%         2%           4%
------------- ----------- ------------ ------------ -----------
16+             2.25%        4.25%         2%           4%
---------------------------------------------------------------

The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25% (4.25% for New York and New Jersey).

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2% (4% in New York and New Jersey), compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

LAPSE

Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, on any monthly calculation day, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction to prevent the policy from lapse.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION

This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS

We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS

The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER

Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER

If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS

We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the

"personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES

If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL

Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS

If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED

If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX

Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond]  made on or after the taxpayer attains age 59 1/2;

[diamond]  attributable to the taxpayer's disability (within the meaning of Code
           Section 72(m)(7)); or

[diamond]  part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES

Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

[diamond]  First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond]  Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

           o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

           o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS

All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES

The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS

A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS

To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond] 55% in any one investment

[diamond] 70% in any two investments

[diamond] 80% in any three investments

[diamond] 90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT

Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING

We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.



LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

We are regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. Several current proceedings are discussed below. In addition, state regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws.

For example, during 2003 and 2004, the SEC conducted examinations of certain company variable products and certain affiliated investment advisors and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified an affiliate of the company that it was asserting violations of trade reporting rules by the affiliate of the company. The affiliated company responded to the NASD allegations in May 2005 but has not received any further inquiries to date.

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company with securities and other laws and regulations affecting their registered products. The company endeavors to respond to such inquiries in an appropriate way and to take corrective action if warranted. Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of the company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficient letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the company believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist the company in preparing the analysis. Based on the analysis, the company advised the SEC that it does not believe that reimbursement is appropriate.

Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We are cooperating fully and have had no further inquiry since filing our response.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition, or consideration of available insurance and reinsurance and the provision made in our consolidated financial statements. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The financial statements of Phoenix Life Variable Universal Life Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.


DISTRIBUTION
--------------------------------------------------------------------------------

PLIC has appointed Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of PLIC, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by PLIC and its affiliated companies. PLIC reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the Funds.

PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

PEPCO and PLIC enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the policies but are exempt from registration. Applications for the policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of PLIC under applicable state insurance law and must be licensed to sell variable life insurance products. PLIC intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.

COMPENSATION. Broker-dealers having selling agreements with PEPCO and PLIC are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, is not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits PLIC may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. PLIC may also pay for sales and distribution expenses out of any payments PLIC or PEPCO may receive from the Funds for providing administrative, marketing and other support and services to the Funds.

The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay up to a maximum total sales commission of 50% of premiums.

PERCENTAGE OF PREMIUM PAYMENT. We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.

PROMOTIONAL INCENTIVES AND PAYMENTS. To the extent permitted by NASD rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.

PREFERRED DISTRIBUTION ARRANGEMENTS. PLIC and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, PLIC and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the company's products. These services may include providing PLIC with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PLIC's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the policies and other variable insurance products offered by PLIC or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. PLIC and PEPCO have entered into such arrangements with Merrill Lynch, Pierce, Fenner & Smith, Inc., Wachovia Securities, 1st Global Capital Corp., AXA Network, LPL Financial Services, National Financial Partners, and FFR Financial and Insurance Services.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------


In the table below, funds with a "*" next to their name were closed to new investments on May 1, 2006, and funds with a "+" next to their name were closed to new investments on October 29, 2001. Additionally, for all owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund;
(2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

------------------------------------------------------------------------------------------------------------------------------------
                 FUND NAME                               INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
--------------------------------------------- ------------------------------------------- ------------------------------------------
AIM V.I. Capital Appreciation Fund            Growth of capital                           AIM Advisors, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
AIM V.I. Core Equity Fund *                   Growth of capital                           AIM Advisors, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
AIM V.I. Mid Cap Core Equity Fund *           Long-term growth of capital                 Phoenix Variable Advisors, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Alger American Leveraged AllCap Portfolio *   Long-term capital appreciation              Fred Alger Management, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Match the performance of the Standard &
                                              Poor's 500 Composite Stock Price Index
DWS Equity 500 Index VIP                      which emphasizes stocks of large U.S.       Deutsche Asset Management, Inc.
                                              companies
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Current income by investing primarily in
Federated Fund for U.S. Government            a diversified portfolio or U.S.             Federated Investment Management Company
Securities II                                 government securities
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              High current income by investing
Federated High Income Bond Fund II -          primarily in a professionally managed,
Primary Shares                                diversified portfolio of fixed income       Federated Investment Management Company
                                              securities
--------------------------------------------- ------------------------------------------- ------------------------------------------
Fidelity VIP Contrafund(R) Portfolio          Long-term capital appreciation              Fidelity Management and Research Company
--------------------------------------------- ------------------------------------------- ------------------------------------------
Fidelity VIP Growth Portfolio                 Capital appreciation                        Fidelity Management and Research Company
--------------------------------------------- ------------------------------------------- ------------------------------------------
Fidelity VIP Growth Opportunities Portfolio   Capital growth                              Fidelity Management and Research Company
--------------------------------------------- ------------------------------------------- ------------------------------------------
Franklin Income Securities Fund               Maximize income while maintaining           Franklin Advisers, Inc.
                                              prospects for capital appreciation
--------------------------------------------- ------------------------------------------- ------------------------------------------
Mutual Shares Securities Fund                 Capital appreciation with income as a       Franklin Mutual Advisers, LLC
                                              secondary goal
--------------------------------------------- ------------------------------------------- ------------------------------------------
Templeton Developing Markets Securities
Fund                                          Long-term capital appreciation              Templeton Asset Management Ltd.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Templeton Foreign Securities Fund             Long-term capital growth                    Templeton Investment Counsel, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Templeton Global Asset Allocation Fund +      High total return                           Templeton Investment Counsel, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Templeton Growth Securities Fund              Long-term capital growth                    Templeton Global Advisors Limited
--------------------------------------------- ------------------------------------------- ------------------------------------------
Lazard Retirement Small-Cap Portfolio *       Long-term capital appreciation              Lazard Asset Management LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio          for capital appreciation to produce a       Lord, Abbett & Co. LLC
                                              high total return
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio       without excessive fluctuations in market    Lord, Abbett & Co. LLC
                                              value
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Capital appreciation through investments,
                                              primarily in equity securities which are
Lord Abbett Mid-Cap Value Portfolio           believed to be undervalued in the           Lord, Abbett & Co. LLC
                                              marketplace
--------------------------------------------- ------------------------------------------- ------------------------------------------
Neuberger Berman AMT Fasciano Portfolio       Long term capital growth                    Neuberger Berman Management Inc.
                                                                                            Subadvisor: Neuberger Berman, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Neuberger Berman AMT Guardian Portfolio       Long term growth of capital; current        Neuberger Berman Management Inc.
                                              income is a secondary goal                    Subadvisor: Neuberger Berman, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA      securities of well-known, established       OppenheimerFunds, Inc.
                                              companies
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation by
                                              investing in foreign issuers securities,
Oppenheimer Global Securities Fund/VA         "growth-type" companies, cyclical           OppenheimerFunds, Inc.
                                              industries and special situations
--------------------------------------------- ------------------------------------------- ------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA     Capital appreciation                        OppenheimerFunds, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Intermediate and long-term growth of        Phoenix Investment Counsel, Inc.
Phoenix Capital Growth Series                 capital appreciation with income as a        Subadvisor: Engemann Asset Management
                                              secondary consideration
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                 Capital appreciation                         Subadvisor: Bennett Lawrence Management
                                                                                             LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Strategic Theme Series                Long-term capital appreciation               Subadvisor: Bennett Lawrence Management
                                                                                             LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Aberdeen International Series         High total return consistent with           Phoenix Investment Counsel, Inc.
                                              reasonable risk                              Subadvisor: Aberdeen Asset Management
                                                                                             Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-AIM Growth Series                     Long-term growth of capital                 Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: AIM Capital Management, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Alger Small-Cap Growth Series         Long-term capital growth                    Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index     High total return                           Phoenix Variable Advisors, Inc.
Series                                                                                      Subadvisor: AllianceBernstein L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                 FUND NAME                               INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Duff & Phelps Real Estate             Capital appreciation and income with        Duff & Phelps Investment Management Co.
Securities Series                             approximately equal emphasis
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Engemann Growth and Income Series     Dividend growth, current income and         Engemann Asset Management
                                              capital appreciation
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Engemann Small-Cap Growth Series      Long-term growth of capital                 Phoenix Investment Counsel, Inc.
                                                                                            Subadvisor: Engemann Asset Management
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Engemann Strategic Allocation Series  High total return consistent with prudent   Phoenix Investment Counsel, Inc.
                                              investment risk                               Subadvisor: Engemann Asset Management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              As high a level of current income as is
Phoenix-Goodwin Money Market Series           consistent with the preservation of         Phoenix Investment Counsel, Inc.
                                              capital and maintenance of liquidity
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                        Long-term total return                      Phoenix Investment Counsel, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              High current income while attempting to
Phoenix-Goodwin Multi-Sector Short Term       limit changes in the series' net asset
Bond Series                                   value per share caused by interest rate     Phoenix Investment Counsel, Inc.
                                              changes
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation with         Phoenix Investment Counsel, Inc.
Phoenix-Kayne Rising Dividends Series         dividend income as a secondary                Subadvisor: Kayne Anderson Rudnick
                                              consideration                                             Investment Management, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation with         Phoenix Investment Counsel, Inc.
Phoenix-Kayne Small-Cap Quality Value Series  dividend income as a secondary                Subadvisor: Kayne Anderson Rudnick
                                              consideration                                   Investment Management, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Lazard International Equity Select    Long-term capital appreciation              Phoenix Variable Advisors, Inc.
Series                                                                                      Subadvisor: Lazard Asset Management LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Northern Dow 30 Series                Tracks total return of the Dow Jones          Subadvisor: Northern Trust Investments,
                                              Industrial Average(SM) before fund expenses     N.A.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Northern Nasdaq-100 Index(R) Series     Tracks total return of the Nasdaq-100       Subadvisor: Northern Trust Investments
                                              Index(R) before fund expenses                   N.A.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation          Long-term capital growth                      Subadvisor: Standard & Poor's
Series: Aggressive Growth                                                                     Investment Advisory Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation          Long-term capital growth with current         Subadvisor: Standard & Poor's
Series: Growth                                income as a secondary consideration             Investment Advisory Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation          Current income with capital growth as a       Subadvisor: Standard & Poor's
Series: Moderate                              secondary consideration                         Investment Advisory Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-S&P Dynamic Asset Allocation          Long-term capital growth and current        Phoenix Variable Advisors, Inc.
Series: Moderate Growth                       income  with a greater emphasis on            Subadvisor: Standard & Poor's
                                              capital growth                                  Investment Advisory Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation with
Phoenix-Sanford Bernstein Mid-Cap Value       current income as a secondary investment    Phoenix Variable Advisors, Inc.
Series                                        objective                                     Subadvisor: AllianceBernstein L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation by
                                              investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value     small-capitalization stocks that appear     Phoenix Variable Advisors, Inc.
Series                                        to be undervalued with current income as      Subadvisor: AllianceBernstein L.P.
                                              a secondary investment objective
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation with         Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series            current income as a secondary                 Subadvisor: Morgan Stanley Investment
                                              consideration                                   Management Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
PIMCO VIT CommodityRealReturn Strategy        Maximum real return consistent with         Pacific Investment Management Company LLC
Portfolio                                     prudent investment management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Maximum real return, consistent with
PIMCO VIT Real Return Portfolio               preservation of real capital and prudent    Pacific Investment Management Company LLC
                                              investment management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Maximum total return, consistent with
PIMCO VIT Total Return Portfolio              preservation of capital and prudent         Pacific Investment Management Company LLC
                                              investment management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Investment results that either match or
Rydex Variable Trust Juno Fund *              correlate to the performance of a           Rydex Global Advisors
                                              specific benchmark
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Investment results that either match or
Rydex Variable Trust Nova Fund *              correlate to the performance of a           Rydex Global Advisors
                                              specific benchmark
--------------------------------------------- ------------------------------------------- ------------------------------------------
Rydex Variable Trust Sector Rotation Fund *   Long-term capital appreciation              Rydex Global Advisors
--------------------------------------------- ------------------------------------------- ------------------------------------------
Van Kampen UIF Equity and Income Portfolio    Capital appreciation and current income     Morgan Stanley Investment Management Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger International Select                   Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger International Small Cap                Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger Select                                 Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger U.S. Smaller Companies                 Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------

PHOENIX LIFE INSURANCE COMPANY
PO Box 22012
Albany, NY 12201-2012






















Additional information about Corporate Edge (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2006, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, MA 02266-8027, or by telephone (800) 417-4769, or you can download copies from The Phoenix Companies, Inc. Website at PhoenixWealthManagement.com.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 551-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 100 F Street, NE, Room 1580, Washington, D.C. 20549.



Phoenix Life Insurance Company

A member of The Phoenix Companies, Inc.

PhoenixWealthManagement.com

V609



Investment Company Act File No. 811-04721

[logo] PHOENIX WEALTH MANAGEMENT(R)


L0268PR2  (C)2006 The Phoenix Companies, Inc.                               5-06

                              EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT       [Version B]
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                           MAY 1, 2006


Executive Benefit-VUL is a flexible premium fixed and variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account ("Separate Account"). The subaccounts purchase shares of the following funds:


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Core Equity Fund *
[diamond] AIM V.I. Mid Cap Core Equity Fund *

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio *

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond] DWS Equity 500 Index VIP
          (f/k/a Scudder VIT Equity 500 Index Fund)

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
[diamond] Lazard Retirement Small Cap Portfolio *

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Bond-Debenture Portfolio
[diamond] Growth and Income Portfolio
[diamond] Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Capital Growth Series
          (f/k/a Phoenix-Engemann Capital Growth Series)
[diamond] Phoenix Mid-Cap Growth Series
          (f/k/a Phoenix-Seneca Mid-Cap Growth Series)
[diamond] Phoenix Strategic Theme Series
          (f/k/a Phoenix-Seneca Strategic Theme Series)
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-AIM Growth Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-Engemann Growth and Income Series
[diamond] Phoenix-Engemann Small-Cap Growth Series
[diamond] Phoenix-Engemann Strategic Allocation Series
[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series
[diamond] Phoenix-Lazard International Equity Select Series
[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Van Kampen Comstock Series
          (f/k/a Phoenix-Engemann Value Equity Series)

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond] PIMCO VIT CommodityRealReturn Strategy Portfolio
[diamond] PIMCO VIT Real Return Portfolio
[diamond] PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Juno Fund *
[diamond] Rydex Variable Trust Nova Fund *
[diamond] Rydex Variable Trust Sector Rotation Fund *

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond] Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

   *Closed to new investment on May 1, 2006. See Appendix A for more information.


It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract. It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes.

The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.


The U.S. Securities and Exchange Commission has not approved or disapproved these securities or have they passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. Read and keep this prospectus for future reference. If you have any questions, please contact us at:


  [envelope] Phoenix Variable Products Mail Operations ("VPMO")      [telephone] Variable and Universal Life Administration ("VULA")
             P.O. Box 8027                                                       (800) 417-4769
             Boston, MA 02266-8027

                                TABLE OF CONTENTS

 Heading                                                Page
--------------------------------------------------------------------------------

BENEFIT/RISK SUMMARY .................................     3

  Policy Benefits ....................................     3
  Policy Risks .......................................     3

FEE TABLES ...........................................     4
  Transaction Fees....................................     4
  Periodic Charges Other than Fund Operating Expenses.     5
  Minimum and Maximum Fund Operating Expenses.........     6
  Annual Fund Expenses................................     7

PHOENIX LIFE INSURANCE COMPANY .......................    10
PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT..........    10
  Valuation Date .....................................    10
  Performance History ................................    10
VOTING RIGHTS ........................................    10
THE GUARANTEED INTEREST ACCOUNT ......................    11
CHARGES AND DEDUCTIONS................................    11
  General ............................................    11
  Charges Deducted from Premium Payments .............    11
  Periodic Charges ...................................    11
  Conditional Charges ................................    12
  Other Charges ......................................    12
THE POLICY ...........................................    13
  Contract Rights: Owner, Insured, and Beneficiary ...    13
  Contract Limitations................................    13
  Purchasing a Policy.................................    13
GENERAL ..............................................    14
  Postponement of Payments ...........................    14
  Optional Insurance Benefits (Riders)................    14
  Surrenders..........................................    15
  Death Benefit ......................................    15
PAYMENT OF PROCEEDS ..................................    16
  Surrender and Death Benefit Proceeds ...............    16
  Payment Amount .....................................    16
  Payment Options ....................................    16
  Transfer of Policy Value............................    17
  Disruptive Trading and Market Timing................    17
  Loans...............................................    19
  Lapse...............................................    19
FEDERAL INCOME TAX CONSIDERATIONS ....................    20
  Introduction........................................    20
  Income Tax Status...................................    20
  Policy Benefits.....................................    20
  Business-Owned Policies.............................    21
  Modified Endowment Contracts .......................    21
  Limitations on Unreasonable Mortality
    and Expense Charges...............................    22
  Qualified Plans.....................................    22
  Diversification Standards...........................    22
  Change of Ownership or Insured or Assignment........    22
  Other Taxes.........................................    23
  Withholding.........................................    23
LEGAL PROCEEDINGS.....................................    23

FINANCIAL STATEMENTS..................................    24
DISTRIBUTION..........................................    24

APPENDIX A - INVESTMENT OPTIONS.......................   A-1

BENEFIT/RISK SUMMARY

--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.


This prospectus is a disclosure document, which summarizes your rights under the Insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance policy. Your rights and obligations under the policy will be determined by the language of the policy itself. The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state. You should read your insurance policy carefully.


POLICY BENEFITS

DEATH BENEFITS
Executive Benefit-VUL is a flexible premium fixed and variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

You will choose a death benefit when you apply for a policy:

[diamond] Death Benefit Option 1 will be the greater of the policy's face amount on the date of death, or the minimum death benefit in effect on the date of death.

[diamond] Death Benefit Option 2 will be the greater of (a) or (b), where: (a) is equal to the policy's face amount on the date of death plus the policy value, (b) is the minimum death benefit in effect on the date of death.

[diamond] Death Benefit Option 3 will be the greater of (a), (b), or (c), where:
          (a) is equal to the policy's face amount as of the date of death plus the sum of all premiums minus withdrawals, (b) is equal to the policy's face amount on the date of death; and (c) is the minimum death benefit in effect on the date of death.

You may change between Death Benefit Options 1 and 2 by submitting a written request. You may not change to or from Death Benefit Option 3.

You may also purchase additional term insurance under the Flexible Term Insurance Rider if available in your state.

LOANS AND SURRENDERS
[diamond] Generally, you may take loans against 90% of your policy's value less any outstanding debt.

[diamond] You may partially surrender any part of the policy anytime. We reserve the right to deduct a partial surrender fee.

[diamond] You may fully surrender this policy anytime for its cash surrender value.

POLICY AVAILABILITY
The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

UNDERWRITING OPTIONS
We offer three types of underwriting:
[diamond] Full Underwriting; or
[diamond] Simplified Issue Underwriting; or
[diamond] Guaranteed Issue Underwriting.

Your choice of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:


[diamond] Flexible Term Insurance
[diamond] Cash Surrender Value Enhancement Benefit
[diamond] Exchange of Insured


Availability of these riders depends upon state approval and may involve extra cost.

LIMITED SALES CHARGE REFUND
If you fully surrender this policy during the first three policy years, you will receive all or part of the first year sales charge refunded in the cash surrender value.


[diamond] We will refund the entire first year sales charge for a full policy surrender made during the first policy year.

[diamond] 2/3 of the first year sales charge will be refunded for a full policy surrender made during the second policy year (but no part of the second year sales charges will be).

[diamond] 1/3 of the first year sales charge will be refunded during the third policy year.


YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application.

POLICY RISKS


SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. We deduct a sales charge, and other charges from premium payments that reduce the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.


TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK

A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each fund is subject to market fluctuations and the risks inherent with ownership of securities, and the policy owner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any fund will achieve its stated investment objective. THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY.


THE FIRST TABLE FOR EACH POLICY OPTION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES
-----------------------------------------------------------------------------------------------------------------------------------

                                TRANSACTION FEES

-----------------------------------------------------------------------------------------------------------------------------------
              CHARGE                        WHEN DEDUCTED                                  AMOUNT WE DEDUCT
-----------------------------------------------------------------------------------------------------------------------------------

SALES CHARGE                        Upon premium payment.           The maximum we will ever charge is 5.00% of each premium
                                                                    payment.(1)

-----------------------------------------------------------------------------------------------------------------------------------
STATE PREMIUM TAX CHARGE            Upon premium payment.           We charge a maximum of 3.50%(2) of each premium payment,
                                                                    depending on the applicable rate for your state.
-----------------------------------------------------------------------------------------------------------------------------------
DEFERRED ACQUISITION TAX CHARGE     Upon premium payment.           1.50% of each premium payment.
-----------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE                    Not Applicable.                 We do not charge you if you surrender your policy for its
                                                                    cash value.
-----------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE            Upon Partial Surrender or a     We currently do not charge for partial surrenders, but we
                                    reduction in the policy face    reserve the right to deduct up to 2.00% of the partial
                                    amount.                         surrender amount up
                                    to a maximum of $25.
-----------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                     Upon Transfer.                  We currently do not charge for transfers between investment options, but we reserve the right to charge up to $10 per
                                                                    transfer after the first 2 transfers in any given policy year.
-----------------------------------------------------------------------------------------------------------------------------------

(1) In policy years one through seven, we currently deduct 5.00% from each premium payment up to the target premium and 0.00% of premiums paid in excess of the target premium. Beginning in policy year eight, we currently deduct 0.00% of premiums paid and we will never deduct more than 2.00% of premiums paid. The target premium will be disclosed before we issue the policy and will depend on specifics of the life to be insured (e.g. age, gender, risk classification), the type of underwriting, and the face amount of the policy.

(2) Premium tax charges vary by state and range from 0.80% to 3.50% of premiums.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
             CHARGE                    WHEN DEDUCTED                                    AMOUNT DEDUCTED

-----------------------------------------------------------------------------------------------------------------------------------
  COST OF INSURANCE(1)          On policy date and monthly   This charge is based on the "net amount at risk." The "net amount at
                                on policy processing day.    risk" is the current death benefit minus the policy value.
-----------------------------------------------------------------------------------------------------------------------------------
    Minimum and Maximum                                      0.02% to 31.97% of the net amount at risk per year.
-----------------------------------------------------------------------------------------------------------------------------------

    Example for a male age 40                                $0.0918 per $1,000 of the net amount at risk per month.
    in the standard nonsmoker
    underwriting class for a
    fully underwritten policy.

-----------------------------------------------------------------------------------------------------------------------------------
  ADMINISTRATIVE CHARGE         On policy date and monthly   We charge up to a maximum of $10 per month(2).
                                on policy processing day.
-----------------------------------------------------------------------------------------------------------------------------------
  MORTALITY AND EXPENSE RISK    On policy date and monthly   The maximum we charge is 0.08% (0.90% on an annual basis) of the
  CHARGE(3)                     on policy processing day.    policy value in the subaccounts of the Account on the monthly processing day.
-----------------------------------------------------------------------------------------------------------------------------------
  LOAN INTEREST CHARGED(4)      Interest accrues daily and   The maximum net cost to the policy is 2.75% of the loan balance.
                                is due on each policy
                                anniversary. If not paid on
                                that date, we will treat the
                                accrued interest as another
                                loan against the policy.
-----------------------------------------------------------------------------------------------------------------------------------
  OTHER TAX CHARGES             When we become liable        We currently do not charge for taxes, however we reserve the right
                                for taxes.                   to impose a charge should we become liable for taxes in the future.
                                                             Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.
-----------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL INSURANCE FEATURES
-----------------------------------------------------------------------------------------------------------------------------------
  FLEXIBLE TERM RIDER(1)        On Rider Policy Date, and    This charge is based on the net amount at risk attributable to the
                                monthly on each Monthly      rider face amount.
                                Calculation Day.
-----------------------------------------------------------------------------------------------------------------------------------
    Minimum and Maximum                                      0.02% to 31.97% of the net amount at risk attributable to the Rider face amount.
-----------------------------------------------------------------------------------------------------------------------------------

    Example for a male age 50                                $0.1048 per $1,000 of the net amount at risk per month.
    in the standard nonsmoker
    underwriting class for a
    fully underwritten policy.

-----------------------------------------------------------------------------------------------------------------------------------
  CASH SURRENDER VALUE          We do not charge for this    We describe this Rider later under "Optional Insurance Benefits."
  ENHANCEMENT BENEFIT RIDER     Rider. Additional
                                restrictions apply.
-----------------------------------------------------------------------------------------------------------------------------------
  EXCHANGE OF INSURED RIDER     We do not charge for this    We describe this Rider later under "Optional Insurance Benefits."
                                Rider.
-----------------------------------------------------------------------------------------------------------------------------------

(1) These charges vary according to age, gender, underwriting class, policy year and net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed charges applicable to your policy. More detailed information concerning these charges is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) We currently charge $5 per month for all policies.
(3) We currently deduct a charge of 0.03% of policy value allocated to the subaccounts each month during the first ten policy years (equal to 0.40% annually), and 0.02% of the value allocated to the subaccounts each month beginning in the 11th policy year (equal to 0.25% annually). We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.

(4) We charge loan interest of up to 4.75% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.75%. At our current rates the cost to the policy is between 0.25% and 0.75% of the outstanding loan balance annually. We provide more information on rates in the "Charges and Deductions" section and in the "Loans" section.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES, AS A PERCENTAGE OF DAILY NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 2005, CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                      MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

                                                                              Minimum                         Maximum


 Total Annual Fund Operating Expenses (expenses that are deducted from a fund's assets, including management fees, distribution
 and/or 12b-1 fees, and other expenses)                                         .34%              -            5.11%


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/05)

This table shows each fund's investment management fee, Rule 12b-1 fee (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in each fund's prospectus, which you may obtain by calling 800/541-0171.

The company and its affiliates may have arrangements with the fund's investment advisors, subadvisors, distributor and/or affiliated companies under which the company or its affiliates receive payments in connection with the provision of administrative, marketing or other support services to the funds. Proceeds of these payments may be used for any corporate purposes, including payment of expenses that the company and its affiliates incur in promoting, issuing distributing and administering the policies. The company may profit from these fees.

In general, the payments are based on a percentage of the average assets of each fund allocated to the subaccount under the policy or other contracts that may be offered by the company. The amount of the payment is negotiated by the company and the fund and varies with each fund. Aggregate fees relating to the different funds may be as much as 0.40% of the average net assets of a fund attributable to the relevant contracts. A portion of these fees may come from Rule 12b-1 fees that are paid by the fund out of its assets as part of total fund expenses.



----------------------------------------------------------------------------------------------------------------------------------

                                                                 Rule
                                                   Investment  12b-1 or      Other                    Contractual    Total Net
                                                   Management   Service    Operating  Total Annual   Reimbursements Annual Fund
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers      Expenses
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     0.61        -         0.29          0.90           N/A            N/A(1,2)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund *                            0.60        -         0.27          0.87           N/A            N/A(1,2,3)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund *                    0.72        -         0.31          1.03           N/A            N/A(1)
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio *            0.85        -         0.06          0.91           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                               0.19        -         0.15          0.34          (0.06)         0.28(4)
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II       0.60        -         0.38          0.98           N/A            N/A(5,17)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares    0.60        -         0.40          1.00           N/A            N/A(5,17)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                   0.57        0.10      0.09          0.76           N/A            N/A(6)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio            0.57        0.10      0.13          0.80           N/A            N/A(7)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                          0.57        0.10      0.10          0.77           N/A            N/A(6)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                        0.46        0.25      0.02          0.73           N/A            N/A(8)
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          0.60        0.25      0.18          1.03           N/A            N/A(9)
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           1.24        0.25      0.29          1.78           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                      0.65        0.25      0.17          1.07         (0.05)           1.02(10)
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       0.75        0.25      0.07          1.07           N/A            N/A(8,9)
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio *                0.75        0.25      0.22          1.22           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                   0.50        -         0.44          0.94          (0.04)          0.90(11,12)
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                0.48        -         0.41          0.89           N/A            N/A(12)
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                    0.74        -         0.38          1.12           N/A            N/A(13)
----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                1.15        0.25      0.70          2.10          (0.69)          1.41(14)
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                0.85        0.25      0.17          1.27          (0.02)          1.25(14)
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA               0.64        0.25      0.02          0.91           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                  0.63        0.25      0.04          0.92           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA              0.74        0.25      0.05          1.04           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                          0.68        -         0.21          0.89           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                          0.80        -         0.41          1.21           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                         0.75        -         0.40          1.15           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  0.75        -         0.31          1.06           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                              0.75        -         0.39          1.14           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                  0.85        -         0.80          1.65           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       0.45        -         0.27          0.72           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    0.75        -         0.28          1.03           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series              0.70        -         0.29          0.99           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series               0.90        -         0.78          1.68           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series           0.58        -         0.21          0.79           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    0.40        -         0.26          0.66           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       0.50        -         0.25          0.75           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series    0.50        -         0.48          0.98           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  0.70        -         0.82          1.52           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           0.90        -         1.09          1.99           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      0.90        -         0.30          1.20           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                         0.35        -         0.64          0.99           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            0.35        -         0.76          1.11           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:           0.40        0.25      0.29          0.94          (0.24)          0.97(15)
Aggressive Growth
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth    0.40        0.25      0.27          0.92          (0.22)          0.95(15)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate  0.40        0.25      0.69          1.34          (0.64)          0.90(15)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:           0.40        0.25      0.34          0.99          (0.29)          0.93(15)
Moderate Growth
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         1.05        -         0.28          1.33           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       1.05        -         0.35          1.40           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                     0.70        -         0.29          0.99           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio       0.49        0.25      0.25          0.99           N/A            N/A(16)
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                        0.25        0.25      0.25          0.75           N/A            N/A(16)
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                       0.25        0.25      0.25          0.75           N/A            N/A(16)
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund *                       0.90        -          4.21         5.11           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund *                       0.75        -          0.78         1.53           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund *            0.90        -          0.80         1.70           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio             0.46       0.35       0.32          1.13           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            0.99        -         0.33          1.32           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         0.95        -         0.18          1.13           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                          0.85        -         0.12          0.97           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          0.90        -         0.05          0.95           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------

* Fund closed to new investment on May 1, 2006. See Appendix A for more information.

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses to 1.30% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes, (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The fee waiver has been restated to reflect this agreement.

(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation and AIM V.I. Core Equity Fund, the Fund's total annual operating expenses have been restated to reflect such reorganization.

(3) Effective upon the closing of the reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses to 0.91% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.

(4) Effective September 19, 2005, the advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(5) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. "Other Expenses" include a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2006.

(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.74% for the Fidelity VIP Contrafund Portfolio and 0.73% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(7) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, the total class operating expenses would have been 0.75% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(8)  The Fund administration fee is paid indirectly through the management fee.

(9) While the maximum amount payable under the Fund's class Rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(10) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(11) Lord Abbett has contractually agreed to limit the Funds' other expenses (excluding management fees) to an annualized rate of 0.40% average daily net assets.

(12) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.50% to the following rates: 0.50% of the first $1 billion of average daily net assets; 0.45% of average daily net assets over $1 billion.

(13) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.75% to the following rates: 0.75% of the first $1 billion of average daily net assets; 0.70% of the next $1 billion of average daily net assets; 0.65% of average daily net assets over $2 billion.

(14) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs that exceed, in the aggregate, 1.25% and 1.40% of average net asset value of the Guardian and Fasciano portfolios, respectively. The expenses limitation arrangements for the portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided that such recoupment would not cause a portfolio to exceed its respective limitation.

(15) "Other Expenses" are estimated for the fiscal year end December 31, 2006. The series and the advisor have entered into an Expense Limitation Agreement whereby the "Other Expenses" for shares of the series will not exceed 0.05% for the period ending April 30, 2007. The figures shown above include estimated expenses of the underlying funds in which the series expects to invest for the fiscal year ending December 31, 2006. The estimated expenses of the underlying funds are based upon the weighted average of the total annual operating expenses of such underlying funds.

(16) "Other Expenses" reflect an administrative fee of 0.25%.

(17) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

   -------------------------------------------------------------------------------------------------
                        FUND                          REIMBURSEMENTS      NET ANNUAL FUND EXPENSES
   -------------------------------------------------------------------------------------------------
   Federated Fund for U.S. Government Securities II       (0.26)                   0.72a
   -------------------------------------------------------------------------------------------------
   Federated High Income Bond Fund II                     (0.25)                   0.75 a
   -------------------------------------------------------------------------------------------------
   Phoenix Mid-Cap Growth Series                          (0.06)                   1.15
   -------------------------------------------------------------------------------------------------
   Phoenix Strategic Theme Series                         (0.05)                   1.10
   -------------------------------------------------------------------------------------------------
   Phoenix-AIM Growth Series                              (0.14)                   1.00
   -------------------------------------------------------------------------------------------------
   Phoenix-Alger Small-Cap Growth Series                  (0.65)                   1.00
   -------------------------------------------------------------------------------------------------
   Phoenix-Alliance/Bernstein Enhanced Index Series       (0.07)                   0.65
   -------------------------------------------------------------------------------------------------
   Phoenix-Engemann Growth and Income Series              (0.04)                   0.95
   -------------------------------------------------------------------------------------------------
   Phoenix-Engemann Small-Cap Growth Series               (0.43)                   1.25
   -------------------------------------------------------------------------------------------------
   Phoenix-Goodwin Money Market Series                    (0.01)                   0.65
   -------------------------------------------------------------------------------------------------
   Phoenix-Goodwin Multi-Sector Short Term Bond Series    (0.28)                   0.70
   -------------------------------------------------------------------------------------------------
   Phoenix-Kayne Rising Dividends Series                  (0.67)                   0.85
   -------------------------------------------------------------------------------------------------
   Phoenix-Kayne Small-Cap Quality Value Series           (0.94)                   1.05
   -------------------------------------------------------------------------------------------------
   Phoenix-Lazard International Equity Select Series      (0.15)                   1.05
   -------------------------------------------------------------------------------------------------
   Phoenix-Northern Dow 30 Series                         (0.39)                   0.60
   -------------------------------------------------------------------------------------------------
   Phoenix-Northern Nasdaq-100 Index(R) Series            (0.51)                   0.60
   -------------------------------------------------------------------------------------------------
   Phoenix-Sanford Bernstein Mid-Cap Value Series         (0.03)                   1.30
   -------------------------------------------------------------------------------------------------
   Phoenix-Sanford Bernstein Small-Cap Value Series       (0.10)                   1.30
   -------------------------------------------------------------------------------------------------
   Phoenix-Van Kampen Comstock                            (0.04)                   0.95
   -------------------------------------------------------------------------------------------------
   Van Kampen UIF Equity and Income Portfolio             (0.30)                   0.83 b
   ------------------------------------------------ -------------------- ---------------------------

a Although not contractually obligated to do so, the shareholder services provider waived certain amounts, and for the Federated Fund for U.S. Government Securities, the adviser waived a portion of the management fee. The management fee paid by the Federated Fund for U.S. Government Securities was 0.59% for the fiscal year ended December 31, 2005.

b The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to limit total operating expenses, excluding certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Additionally, the distributor has agreed to waive a portion of the Rule 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion.

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


Phoenix Life Insurance Company is a New York stock life insurance company incorporated May 1, 1851, and is a wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06103-2899, and our statutory home office is at 31 Tech Valley Drive in East Greenbush, New York 12061.


Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our" "Company").


PHOENIX LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT
--------------------------------------------------------------------------------

We established the Separate Account as a separate account of Phoenix on June 17, 1985 in accordance with New York law. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Account's management, investment practices or policies, nor those of Phoenix.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Separate Account nor of any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute for, portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE
A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

  1.  the NYSE is closed or may have closed early;

  2.  the SEC has determined that a state of emergency exists; or

  3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

   --------------------------------------------------------
   New Year's Day                   Independence Day
   --------------------------------------------------------
   Martin Luther King, Jr. Day      Labor Day
   --------------------------------------------------------
   Presidents Day                   Thanksgiving Day
   --------------------------------------------------------
   Good Friday                      Christmas Day
   --------------------------------------------------------
   Memorial Day
   --------------------------------------------------------

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:


1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;


3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain any available fund prospectuses by contacting us at the address and telephone number given on page one.


THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:     25% of the total value
[diamond] Second Year:    33% of remaining value
[diamond] Third Year:     50% of remaining value
[diamond] Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE
We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently do not deduct a sales charge from premiums that are in excess of the Target Premium for the policy for a policy year. The Target Premium will be disclosed before we issue the policy, and will depend on age, gender and risk classification, the type of underwriting and the policy face amount.

STATE PREMIUM TAX CHARGE
States assess premium taxes at various rates. We deduct the applicable state rate from each premium to cover the cost of the premium taxes we must pay the state. The states currently assess charges ranging from 0.80% to 3.50% of premiums. We may increase or decrease the charge we take from your premium payments if your state's rate changes, or if you change your state of residence. We currently do not deduct this charge from premiums that are in excess of the target premium for the policy for a policy year.

DEFERRED ACQUISITION COST TAX CHARGE
We deduct a charge of 1.5% from each premium payment to the policy to reimburse the Company for our liability under Internal Revenue Code Section 848. We currently do not deduct this charge from premiums that are in excess of the target premium for the policy for a policy year.

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

[diamond] ADMINISTRATIVE CHARGE. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders.

          We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month. The maximum we will ever charge for a policy issued in the state of New York is $7.50 per month.


[diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

          We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table.

          We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age, underwriting type and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

          The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy.

[diamond] MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

          We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

          We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

          If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

          Your policy will pay a mortality and expense risk charge equal to a percentage of the subaccount value on each monthly calculation day. Currently, during the first ten years, the rate will be equal to 0.40% annually. Beginning in policy year 11, the rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk charges up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.

          We do not collect the mortality and expense risk charge on amounts held in the Guaranteed Interest Account.

[diamond] COST OF OPTIONAL INSURANCE FEATURES (RIDERS). Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

          The Executive Benefit-VUL policy has two riders available at no additional charge:

          o   Exchange of Insured

          o   Cash Surrender Value Enhancement Benefit

          We charge for providing benefits under the following rider:

          o Flexible Term Insurance. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.

[diamond] LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below until the policy anniversary nearest the insured person's 65th birthday. The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

          As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans.

---------------------------------------------------------------
                                          RATE WE CREDIT THE
                                        LOANED PORTION OF THE
                 LOAN INTEREST RATE      GUARANTEED INTEREST
                      CHARGED                  ACCOUNT
---------------------------------------------------------------
POLICY YEARS  CURRENT     GUARANTEED     CURRENT    GUARANTEED
                RATES       MAXIMUM       RATES      MAXIMUM
---------------------------------------------------------------
1-10            2.75%        4.75%         2%           4%
---------------------------------------------------------------
11-16           2.50%        4.50%         2%           4%
---------------------------------------------------------------
16+             2.25%        4.25%         2%           4%
---------------------------------------------------------------

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

[diamond] but we reserve the right to deduct up to 2% of the partial surrender amount up to a maximum of $25. We would begin to impose this charge if necessary to offset the costs associated with processing partial surrenders.

[diamond] TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

OTHER CHARGES
[diamond] OTHER TAX CHARGES. Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

[diamond] FUND CHARGES. As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series.

These fund charges and other expenses are described more fully in the respective fund prospectuses.


THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, AND BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. The maximum ages we insure are:

[diamond] 85 for policies with full Underwriting;
[diamond] policies with Simplified Issue Underwriting; and
[diamond] 64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to us. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age, underwriting type and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies are:

[diamond] Full Underwriting;
[diamond] Simplified Issue Underwriting;
[diamond] Guaranteed Issue Underwriting.

We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person provided you have an insurable interest in the life to be insured and the consent of the person to be insured.

MINIMUM DEATH BENEFIT
The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:

1) The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2) The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

MINIMUM ISSUE PREMIUM
We require a minimum premium, on a case basis of $100,000.

PREMIUM PAYMENTS
Executive Benefit-VUL is a flexible premium fixed and variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more subaccounts of the Separate Account or the Guaranteed Interest Account. Each subaccount of the Separate Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.

The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions.

We reduce premium payments by the sales charge, state premium tax charge and deferred acquisition tax charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You should send additional premium payments to:

      VPMO
      PO BOX 8027
      BOSTON, MA 02266-8027

The policy will have a total premium limit determined by the definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. We will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. Even if we have approved the application for processing, we retain the right to decline to issue the policy.


GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

[diamond] We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

[diamond] We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

[diamond] When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS (RIDERS)
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

[diamond] Cash Surrender Value Enhancement Benefit Rider: This rider can provide enhanced cash surrender values upon certain early duration surrenders and replaces the refund of sales charge.

[diamond] Exchange of Insured Rider: This rider allows you to change the person insured by the policy. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

          You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive value following the exchange.

          Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

          You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.

          Such a policy exchange does not qualify for tax deferral, therefore, you will be liable for taxes on any previously unrecognized gains in the policy.

[diamond] Flexible Term Insurance Rider: This Rider allows you to purchase additional term insurance on the person insured under the policy. The term insurance face amount may not exceed ten times the initial base policy face amount. This rider is only available to those under the age of 100. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's face amount.

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $10,000 and the face amount remaining after the decrease must be at least $50,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

A decrease in face amount generally decreases the death benefit. A decrease in the death benefit could result in certain income tax consequences.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from the policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

You will have a right to cancel the requested increase in face amount within the 45 days following the increase and you will receive a refund of the increased cost of insurance charges.

We provide some information regarding possible implications of a material change in the policy resulting from a face amount increase in the Statement of Additional Information.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as the insured person is living and the policy is in force. The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value will be the policy value reduced by any charges due and the amount of any outstanding loans plus any additional amounts provided under the Refund of Sales Charges feature or by rider. We do not assess a surrender charge.

In order to request a full or partial surrender you must send a written request in a form satisfactory to us. We may also require you to submit your policy. A full or partial surrender will be effective as of the date we receive your written request, in good order.

We generally pay a surrendered amount within seven days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

PARTIAL SURRENDERS
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. The amount available for partial surrenders is the policy value reduced by the amount of any outstanding loans and further reduced by any charges due. You must submit a written request to us. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required. We reserve the right to charge a fee of up to 2% of the partial surrender amount up to a maximum of $25.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the partial surrender amount from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy's cash value by the partial surrender amount paid and the partial surrender fee, if deducted.

DEATH BENEFIT
You choose your Death Benefit Option when you apply for your policy. You are permitted to change between Death Benefit Option 1 and Death Benefit Option 2. You may not change to or from Death Benefit Option 3.

--------------------------------------------------------------
                           VALUE WE APPLY TO PAYMENT OPTION
--------------------------------------------------------------
                            The greater of (a) or (b) where:
                            (a) is the policy's face amount; and
DEATH BENEFIT OPTION 1      (b) is the minimum death benefit in
                                effect on the date of death.
--------------------------------------------------------------
                            The greater of (a) or (b), where:
                            (a) is equal to the policy's
                                face amount on the date of
                                death plus the policy value;
DEATH BENEFIT OPTION 2          and
                            (b) is the minimum death benefit in
                                effect on the date of death.
--------------------------------------------------------------
                            The greater of (a), (b), or (c),
                            where:
                            (a) is equal to the policy's face
                                amount as of the date of death
                                plus the sum of all premiums
                                minus withdrawals,
DEATH BENEFIT OPTION 3      (b) is equal to the policy's
                                face amount on the date of
                                death; and
                            (c) is the minimum death benefit in
                                effect on the date of death.
--------------------------------------------------------------

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at unit values next computed after we receive the written request for surrender or due proof of death, provided the request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.

PAYMENT AMOUNT
We will make a death benefit payment based on the death benefit option in effect at the time. The amount available for a full surrender or as a death benefit is the policy value reduced by any outstanding loans and by any charges due plus any additional amounts provided under the Refund of Sales Charges feature or by rider. A partial surrender must be at least $500.

PAYMENT OPTIONS
You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three specified periods:

[diamond] 10 years; or
[diamond] 20 years; or
[diamond] until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3(3)/(8)% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3(3)/(8)% to compute payments under this option.

TRANSFER OF POLICY VALUE

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or Telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit.

You may permit your registered representative to submit transfer requests on your behalf.

Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either:

[diamond] the entire balance in the subaccount or the Guaranteed Interest
          Account is being transferred; or

[diamond] the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.


DISRUPTIVE TRADING AND MARKET TIMING
--------------------------------------------------------------------------------

Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other policy owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the policy, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our

          Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. If a policy owner's transfer request exceeds the transfer parameters, we may send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the policy owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while also abiding by any rights that policy owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:


[diamond] $25 monthly                  [diamond] $150 semiannually

[diamond] $75 quarterly                [diamond] $300 annually


You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to us (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to us (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

LOANS
You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at the annual rates given below until the policy anniversary nearest the insured's 65th birthday, compounded daily and payable in arrears:

---------------------------------------------------------------
                                          RATE WE CREDIT THE
                                        LOANED PORTION OF THE
                 LOAN INTEREST RATE      GUARANTEED INTEREST
                      CHARGED                  ACCOUNT
---------------------------------------------------------------
POLICY YEARS   CURRENT    GUARANTEED     CURRENT   GUARANTEED
                RATES       MAXIMUM       RATES      MAXIMUM
---------------------------------------------------------------
1-10            2.75%        4.75%         2%           4%
---------------------------------------------------------------
11-16           2.50%        4.50%         2%           4%
---------------------------------------------------------------
16+             2.25%        4.25%         2%           4%
---------------------------------------------------------------

The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, on any monthly calculation day, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction to prevent the policy from lapse.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

          o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond] 55% in any one investment

[diamond] 70% in any two investments

[diamond] 80% in any three investments

[diamond] 90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.



LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

We are regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. Several current proceedings are discussed below. In addition, state regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws.

For example, during 2003 and 2004, the SEC conducted examinations of certain company variable products and certain affiliated investment advisors and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified an affiliate of the company that it was asserting violations of trade reporting rules by the affiliate of the company. The affiliated company responded to the NASD allegations in May 2005 but has not received any further inquiries to date.

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company with securities and other laws and regulations affecting their registered products. The company endeavors to respond to such inquiries in an appropriate way and to take corrective action if warranted. Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of the company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficient letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the company believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist the company in preparing the analysis. Based on the analysis, the company advised the SEC that it does not believe that reimbursement is appropriate.

Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We are cooperating fully and have had no further inquiry since filing our response.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition, or consideration of available insurance and reinsurance and the provision made in our consolidated financial statements. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Universal Life Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.


DISTRIBUTION
--------------------------------------------------------------------------------

PLIC has appointed Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of PLIC, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by PLIC and its affiliated companies. PLIC reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the Funds.

PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

PEPCO and PLIC enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the policies but are exempt from registration. Applications for the policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of PLIC under applicable state insurance law and must be licensed to sell variable life insurance products. PLIC intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.

COMPENSATION. Broker-dealers having selling agreements with PEPCO and PLIC are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, is not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits PLIC may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. PLIC may also pay for sales and distribution expenses out of any payments PLIC or PEPCO may receive from the Funds for providing administrative, marketing and other support and services to the Funds.

The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay up to a maximum total sales commission of 50% of premiums.

PERCENTAGE OF PREMIUM PAYMENT. We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.

PROMOTIONAL INCENTIVES AND PAYMENTS. To the extent permitted by NASD rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.

PREFERRED DISTRIBUTION ARRANGEMENTS. PLIC and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, PLIC and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the company's products. These services may include providing PLIC with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PLIC's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the policies and other variable insurance products offered by PLIC or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. PLIC and PEPCO have entered into such arrangements with Merrill Lynch, Pierce, Fenner & Smith, Inc., Wachovia Securities, 1st Global Capital Corp., AXA Network, LPL Financial Services, National Financial Partners, and FFR Financial and Insurance Services.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------


In the table below, funds with a "*" next to their name were closed to new investment on May 1, 2006. For all owners who had value allocated to a fund before its applicable closure date the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

------------------------------------------------------------------------------------------------------------------------------------
                 FUND NAME                               INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund            Growth of capital                           AIM Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund *                   Growth of capital                           AIM Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund *           Long-term growth of capital                 Phoenix Variable Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio *   Long-term capital appreciation              Fred Alger Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                              Match the performance of the Standard &
                                              Poor's 500 Composite Stock Price Index
DWS Equity 500 Index VIP                      which emphasizes stocks of large U.S.       Deutsche Asset Management, Inc.
                                              companies
------------------------------------------------------------------------------------------------------------------------------------
                                              Current income by investing primarily in
Federated Fund for U.S. Government            a diversified portfolio or U.S.             Federated Investment Management Company
Securities II                                 government securities
------------------------------------------------------------------------------------------------------------------------------------
                                              High current income by investing
Federated High Income Bond Fund II -          primarily in a professionally managed,
Primary Shares                                diversified portfolio of fixed income       Federated Investment Management Company
                                              securities
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio          Long-term capital appreciation              Fidelity Management and Research Company
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                 Capital appreciation                        Fidelity Management and Research Company
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio   Capital growth                              Fidelity Management and Research Company
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund               Maximize income while maintaining           Franklin Advisers, Inc.
                                              prospects for capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                 Capital appreciation with income as a       Franklin Mutual Advisers, LLC
                                              secondary goal
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund  Long-term capital appreciation              Templeton Asset Management Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund             Long-term capital growth                    Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund              Long-term capital growth                    Templeton Global Advisors Limited
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio *       Long-term capital appreciation              Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------
                                              High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio          for capital appreciation to produce a       Lord, Abbett & Co. LLC
                                              high total return
------------------------------------------------------------------------------------------------------------------------------------
                                              Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio       without excessive fluctuations in market    Lord, Abbett & Co. LLC
                                              value
------------------------------------------------------------------------------------------------------------------------------------
                                              Capital appreciation through investments,
                                              primarily in equity securities which are
Lord Abbett Mid-Cap Value Portfolio           believed to be undervalued in the           Lord, Abbett & Co. LLC
                                              marketplace
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio       Long term capital growth                    Neuberger Berman Management Inc.
                                                                                           Subadvisor: Neuberger Berman, LLC
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio       Long term growth of capital; current        Neuberger Berman Management Inc.
                                              income is a secondary goal                   Subadvisor: Neuberger Berman, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                              Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA      securities of well-known, established       OppenheimerFunds, Inc.
                                              companies
------------------------------------------------------------------------------------------------------------------------------------
                                              Long-term capital appreciation by
                                              investing in foreign issuers securities,
Oppenheimer Global Securities Fund/VA         "growth-type" companies, cyclical           OppenheimerFunds, Inc.
                                              industries and special situations
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA     Capital appreciation                        OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                              Intermediate and long-term growth of        Phoenix Investment Counsel, Inc.
Phoenix Capital Growth Series                 capital appreciation with income as a        Subadvisor: Engemann Asset Management
                                              secondary consideration
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                 Capital appreciation                         Subadvisor: Bennett Lawrence Management
                                                                                            LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Strategic Theme Series                Long-term capital appreciation               Subadvisor: Bennett Lawrence Management
                                                                                            LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Investment Counsel, Inc.
Phoenix-Aberdeen International Series         High total return consistent with            Subadvisor: Aberdeen Asset Management
                                              reasonable risk                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                     Long-term growth of capital                 Phoenix Variable Advisors, Inc.
                                                                                           Subadvisor: AIM Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series         Long-term capital growth                    Phoenix Variable Advisors, Inc.
                                                                                           Subadvisor: Fred Alger Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index     High total return                           Phoenix Variable Advisors, Inc.
Series                                                                                     Subadvisor: AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                 FUND NAME                               INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate             Capital appreciation and income with        Duff & Phelps Investment Management Co.
Securities Series                             approximately equal emphasis
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series     Dividend growth, current income and         Engemann Asset Management
                                              capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series      Long-term growth of capital                 Phoenix Investment Counsel, Inc.
                                                                                           Subadvisor: Engemann Asset Management
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series  High total return consistent with prudent   Phoenix Investment Counsel, Inc.
                                              investment risk                              Subadvisor: Engemann Asset Management
------------------------------------------------------------------------------------------------------------------------------------
                                              As high a level of current income as is
Phoenix-Goodwin Money Market Series           consistent with the preservation of         Phoenix Investment Counsel, Inc.
                                              capital and maintenance of liquidity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income     Long-term total return                      Phoenix Investment Counsel, Inc.
Series
------------------------------------------------------------------------------------------------------------------------------------
                                              High current income while attempting to
Phoenix-Goodwin Multi-Sector Short Term       limit changes in the series' net asset
Bond Series                                   value per share caused by interest rate     Phoenix Investment Counsel, Inc.
                                              changes
------------------------------------------------------------------------------------------------------------------------------------
                                              Long-term capital appreciation with         Phoenix Investment Counsel, Inc.
Phoenix-Kayne Rising Dividends Series         dividend income as a secondary               Subadvisor: Kayne Anderson Rudnick
                                              consideration                                 Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                              Long-term capital appreciation with         Phoenix Investment Counsel, Inc.
Phoenix-Kayne Small-Cap Quality Value Series  dividend income as a secondary               Subadvisor: Kayne Anderson Rudnick
                                              consideration                                 Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select    Long-term capital appreciation              Phoenix Variable Advisors, Inc.
Series                                                                                     Subadvisor: Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------
                                              Tracks total return of the Dow Jones        Phoenix Variable Advisors, Inc.
Phoenix-Northern Dow 30 Series                Industrial Average(SM) before fund expenses  Subadvisor: Northern Trust Investments,
                                                                                            N.A.
------------------------------------------------------------------------------------------------------------------------------------
                                              Tracks total return of the Nasdaq-100       Phoenix Variable Advisors, Inc.
Phoenix-Northern Nasdaq-100 Index(R) Series   Index(R) before fund expenses                Subadvisor: Northern Trust Investments
                                                                                            N.A.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation                                                      Phoenix Variable Advisors, Inc.
Series: Aggressive Growth                     Long-term capital growth                     Subadvisor: Standard & Poor's
                                                                                            Investment Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation          Long-term capital growth with current       Phoenix Variable Advisors, Inc.
Series: Growth                                income as a secondary consideration          Subadvisor: Standard & Poor's
                                                                                            Investment Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation          Current income with capital growth as a      Subadvisor: Standard & Poor's
Series: Moderate                              secondary consideration                       Investment Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation          Long-term capital growth and current         Subadvisor: Standard & Poor's
Series: Moderate Growth                       income  with a greater emphasis on            Investment Advisory Services, LLC
                                              capital growth
------------------------------------------------------------------------------------------------------------------------------------
                                              Long-term capital appreciation with
Phoenix-Sanford Bernstein Mid-Cap Value       current income as a secondary investment    Phoenix Variable Advisors, Inc.
Series                                        objective                                     Subadvisor: AllianceBerntein L.P.
------------------------------------------------------------------------------------------------------------------------------------
                                              Long-term capital appreciation by
                                              investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value     small-capitalization stocks that appear     Phoenix Variable Advisors, Inc.
Series                                        to be undervalued with current income as    Subadvisor: AllianceBernstein L.P.
                                              a secondary investment objective
------------------------------------------------------------------------------------------------------------------------------------
                                              Long-term capital appreciation with         Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series            current income as a secondary               Subadvisor: Morgan Stanley Investment
                                              consideration                               Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy        Maximum real return consistent with         Pacific Investment Management Company LLC
Portfolio                                     prudent investment management
------------------------------------------------------------------------------------------------------------------------------------
                                              Maximum real return, consistent with
PIMCO VIT Real Return Portfolio               preservation of real capital and prudent    Pacific Investment Management Company LLC
                                              investment management
------------------------------------------------------------------------------------------------------------------------------------
                                              Maximum total return, consistent with
PIMCO VIT Total Return Portfolio              preservation of capital and prudent         Pacific Investment Management Company LLC
                                              investment management
------------------------------------------------------------------------------------------------------------------------------------
                                              Investment results that either match or
Rydex Variable Trust Juno Fund *              correlate to the performance of a           Rydex Global Advisors
                                              specific benchmark
------------------------------------------------------------------------------------------------------------------------------------
                                              Investment results that either match or
Rydex Variable Trust Nova Fund *              correlate to the performance of a           Rydex Global Advisors
                                              specific benchmark
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund *   Long-term capital appreciation              Rydex Global Advisors
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio    Capital appreciation and current income     Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                   Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                 Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                 Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------


PHOENIX LIFE INSURANCE COMPANY
PO Box 22012
Albany, NY 12201-2012







Additional information about Executive Benefit-VUL (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2006, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, MA 02266-8027, or by telephone (800) 417-4769, or you can download copies from The Phoenix Companies, Inc. Website at PhoenixWealthManagement.com.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 551-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 100 F Street, NE, Room 1580, Washington, DC 20549.


Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V607

Investment Company Act File No. 811-04721

[logo] PHOENIX WEALTH MANAGEMENT(R)


L0134PR2  (C)2006 The Phoenix Companies, Inc.                               5-06

                            PHOENIX EXECUTIVE VUL(R)                 [Version C]
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                          MAY 1, 2006

Phoenix Executive VUL(R) is a flexible premium fixed and variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to one or more of the subaccounts of the Phoenix Life Variable Universal Life Account ("Separate Account"). The subaccounts purchase shares of the following funds:


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Core Equity Fund *
[diamond] AIM V.I. Mid Cap Core Equity Fund *

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio *

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond] DWS Equity 500 Index VIP
          (f/k/a Scudder VIT Equity 500 Index Fund)

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
[diamond] Lazard Retirement Small Cap Portfolio*

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Bond-Debenture Portfolio
[diamond] Growth and Income Portfolio
[diamond] Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Capital Growth Series
          (f/k/a Phoenix-Engemann Capital Growth Series)
[diamond] Phoenix Mid-Cap Growth Series
          (f/k/a Phoenix-Seneca Mid-Cap Growth Series)
[diamond] Phoenix Strategic Theme Series
          (f/k/a Phoenix-Seneca Strategic Theme Series)
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-AIM Growth Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-Engemann Growth and Income Series
[diamond] Phoenix-Engemann Small-Cap Growth Series
[diamond] Phoenix-Engemann Strategic Allocation Series
[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series
[diamond] Phoenix-Lazard International Equity Select Series
[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Van Kampen Comstock Series
          (f/k/a Phoenix-Engemann Value Equity Series)

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond] PIMCO VIT CommodityRealReturn Strategy Portfolio
[diamond] PIMCO VIT Real Return Portfolio
[diamond] PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Juno Fund *
[diamond] Rydex Variable Trust Nova Fund *
[diamond] Rydex Variable Trust Sector Rotation Fund *

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond] Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select o Wanger U.S. Smaller Companies

*Closed to new investment on May 1, 2006. See Appendix A for more information.


It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract. It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes.

The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.


The U.S. Securities and Exchange Commission has not approved or disapproved these securities or have they passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. Read and keep this prospectus for future reference. If you have any questions, please contact us at:


[envelope]  Phoenix Variable Products Mail Operations
            P.O. Box 8027
            Boston, MA 02266-8027

[telephone] Variable and Universal Life Administration
            (800) 417-4769

                     TABLE OF CONTENTS

Heading                                                   Page
--------------------------------------------------------------

BENEFIT/RISK SUMMARY ...................................... 3
  Policy Benefits ...................... ...................3
  Policy Risks .............................................3
FEE TABLES .................................................4
  Transaction Fees..........................................4
  Periodic Charges Other than Fund Operating Expenses.......5
  Minimum and Maximum Fund Operating Expenses...............6
  Annual Fund Expenses .....................................7
PHOENIX LIFE INSURANCE COMPANY ............................10
PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT...............10
  Valuation Date ..........................................10
  Performance History .....................................10
VOTING RIGHTS .............................................10
THE GUARANTEED INTEREST ACCOUNT (GIA)......................11
CHARGES AND DEDUCTIONS.....................................11
  General .................................................11
  Charges Deducted from Premium Payments ..................11
  Periodic Charges ........................................11
  Conditional Charges .....................................12
  Other Charges ...........................................13
THE POLICY ................................................13
  Contract Rights: Owner, Insured, and Beneficiary ........13
  Contract Limitations.....................................13
  Purchasing a Policy......................................13
GENERAL ...................................................14
  Postponement of Payments.................................14
  Alternative Delivery.....................................14
  Surrenders and Withdrawals...............................14
  Increases in Face Amount.................................15
  Decreases in Face Amount.................................15
  Optional Insurance Benefits (Riders) ....................15
  Death Benefit ...........................................16
PAYMENT OF PROCEEDS .......................................16
  Surrender, Withdrawal and Death Benefit Proceeds ........16
  Payment Amount ..........................................16
  Payment Options .........................................17
  Transfer of Policy Value.................................17
  Disruptive Trading and Market Timing ....................18
  Loans....................................................19
  Lapse....................................................20
FEDERAL INCOME TAX CONSIDERATIONS .........................20
  Introduction ............................................20
  Income Tax Status .......................................21
  Policy Benefits .........................................21
  Business-Owned Policies .................................21
  Modified Endowment Contracts ............................21
  Limitations on Unreasonable Mortality
    and Expense Charges....................................22
  Qualified Plans..........................................22
  Diversification Standards ...............................23
  Change of Ownership or Insured or Assignment ............23
  Other Taxes .............................................23
  Withholding .............................................23
LEGAL PROCEEDINGS..........................................23
FINANCIAL STATEMENTS.......................................24
DISTRIBUTION...............................................24
APPENDIX A - INVESTMENT OPTIONS...........................A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS....................B-1

BENEFIT/RISK SUMMARY
--------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.


This prospectus is a disclosure document which summarizes your rights under the insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance contract. Your rights and obligations under the policy will be determined by the language of the policy itself. The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state. You should read your insurance contract carefully.


POLICY BENEFITS

DEATH BENEFITS

Phoenix Executive VUL(R) is a flexible premium fixed and variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

Your policy has a minimum death benefit, as described in "The Policy" section. You will choose a death benefit option when you apply for a policy that will apply if it is greater than the minimum death benefit:

[diamond] Death Benefit Option 1 is the policy's face amount as of the date of death.

[diamond] Death Benefit Option 2 is equal to the policy's face amount as of the date of death plus the policy value.


[diamond] Death Benefit Option 3 is equal to the policy's face amount as of the date of death plus the lesser of:
          o the Option 3 Maximum Increase amount you choose when you apply for the policy; or

          o the sum of all premiums minus withdrawals and any applicable interest accrued at the Option 3 Interest Rate you choose when you apply for the policy.


You may change between Death Benefit Options 1 and 2 by submitting a written request. You may change from Death Benefit Option 3 to Death Benefit Option 1; however, you may not change to Death Benefit Option 3.

You may also purchase additional term insurance under the Term Insurance Rider if it is available in your state.

LOANS, SURRENDERS AND WITHDRAWALS

[diamond] Generally, you may take loans against 90% of your policy's value less any outstanding debt.

[diamond] You may withdraw part of the policy's cash surrender value at any time, subject to a minimum withdrawal amount of $500. We reserve the right to deduct a partial withdrawal fee.

[diamond] You may fully surrender this policy anytime for its cash surrender value.

POLICY AVAILABILITY

The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.

FLEXIBLE PREMIUMS

The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

UNDERWRITING OPTIONS

We offer three types of underwriting:

[diamond] Full Underwriting; or
[diamond] Simplified Issue Underwriting; or
[diamond] Guaranteed Issue Underwriting.

The type of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

OPTIONAL INSURANCE BENEFITS (RIDERS)

The following benefits may be available to you by rider:


[diamond] Term Insurance
[diamond] Enhanced Surrender Value
[diamond] Variable Policy Exchange Option


Availability of these riders depends upon state approval and may involve extra cost. Additional restrictions apply to the Enhanced Surrender Value Rider.

YOUR RIGHT TO CANCEL THE POLICY

You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us before the later of: ten days after you take delivery of the policy; within ten days after you take delivery of your Notice of Right to Cancel, or within 45 days of signing the application.

POLICY RISKS


SUITABILITY RISK
Variable life insurance is designed for long-term financial planning, and the policy is not suitable as a short-term investment. We deduct a premium expense charge from premium payments that reduces the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS

Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Phoenix Life Variable Universal Life Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy.

Taking a loan, a full surrender or a partial withdrawal from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE

Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK

A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each fund is subject to market fluctuations and the risks inherent with ownership of securities, and the policy owner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any fund will achieve its stated investment objective.


The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.



THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, WITHDRAW CASH FROM THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES
-----------------------------------------------------------------------------------------------------------------------
                                                    TRANSACTION FEES
---------------------------- ------------------------- ----------------------------------------------------------------
              CHARGE                 WHEN DEDUCTED                            AMOUNT WE DEDUCT
---------------------------- ------------------------- ----------------------------------------------------------------
PREMIUM EXPENSE CHARGE       Upon premium payment.     The maximum we will ever charge is 15.00% of each premium
                                                       payment.(1)
---------------------------- ------------------------- ----------------------------------------------------------------
SURRENDER CHARGE             Not Applicable.           We do not charge you if you surrender your policy for its cash surrender value.
---------------------------- ------------------------- ----------------------------------------------------------------
PARTIAL WITHDRAWAL FEE       Upon Partial Withdrawal.  We currently do not charge for partial withdrawals, but we reserve the right to deduct the lesser of $25 or 2.00% of the partial withdrawal amount paid.
---------------------------- ------------------------- ----------------------------------------------------------------
TRANSFER CHARGE              Upon Transfer.            We currently do not charge for transfers between investment options, but we reserve the right to charge up to $10 per
                                                       transfer.(2)
---------------------------- ------------------------- ----------------------------------------------------------------

(1) In policy years one through seven, we currently deduct 10.00% from each premium payment up to the Target Annual Premium and 3.00% of premiums paid in excess of the Target Annual Premium. Beginning in policy year eight, we currently deduct 3.00% of premiums paid and we will never deduct more than 10.00% of premiums paid. The Target Annual Premium will be disclosed before we issue the policy and will depend on specifics of the life to be insured (e.g. age, gender, risk classification), the type of underwriting, and the face amount of the policy.
(2) If we impose a transfer charge, the minimum number of transfers we allow per policy year without charge may vary by state, but will be no fewer than two per policy year.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

                                   PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

  ----------------------------- ---------------------------- -----------------------------------------------------------------------
             CHARGE                    WHEN DEDUCTED                                    AMOUNT DEDUCTED
  ----------------------------- ---------------------------- -----------------------------------------------------------------------
  COST OF INSURANCE(1)          On policy date and monthly   This charge is based on the "net amount at risk." The "net amount at
                                on each Monthly              risk" is the current death benefit minus the policy value.
                                Calculation Date.

    Minimum and Maximum         .............................0.02%.to.31.97% of the net amount at risk per year.
    Example for a male age 45   .............................$0.0537.per $1,000 of the net amount at risk per month.
    in the standard nonsmoker
    underwriting class for a
    fully underwritten policy.

  ----------------------------- ---------------------------- -----------------------------------------------------------------------
  MONTHLY ADMINISTRATIVE        On policy date and monthly   We charge up to a maximum of $10.00 per month(2).
  CHARGE                        on each Monthly
                                Calculation Date.
  ----------------------------- ---------------------------- -----------------------------------------------------------------------
  MORTALITY AND EXPENSE RISK    On policy date and monthly   The maximum we charge is 0.08% (0.90% on an annual basis) of the
  FEE(3)                        on each Monthly
                                Calculation Date.            policy value in the subaccounts of the Account on the monthly calculation date.
  ----------------------------- ---------------------------- -----------------------------------------------------------------------
  LOAN INTEREST CHARGED(4)      Interest accrues daily and   The maximum net annual cost to the policy is 2.00% of the loan
                                is due on each policy        balance.
                                anniversary.
  ----------------------------- ---------------------------- -----------------------------------------------------------------------
  DAILY TAX FEE                 When we become liable        We currently do not charge for taxes, however we reserve the right to
                                for taxes.                   charge the approximate amount of taxes and reserves for taxes on investment income and realized and unrealized capital gains and any other amount as may be assessed as a result of a change in any tax laws.
  ----------------------------------------------------------------------------------------------------------------------------------
                                                     OPTIONAL INSURANCE FEATURES
  ----------------------------- ---------------------------- -----------------------------------------------------------------------
  TERM RIDER(1)                 Monthly on each Monthly      This charge is based on the net amount at risk attributable to the
                                Calculation Date.            rider face amount.
    Minimum and Maximum         .............................0.02%.to.31.97% of the net amount at risk attributable to the Rider face amount.

    Example for a male age 47   .............................$0.0638 of the net amount at risk per month.
    in the standard nonsmoker
    underwriting class for a
    fully underwritten policy.

  ----------------------------- ---------------------------- -----------------------------------------------------------------------
  ENHANCED SURRENDER VALUE      We do not charge for this    We will automatically attach this Rider at issue to all policies that
  RIDER                         Rider. Additional            are part of a qualifying case. We describe this Rider later under
                                restrictions apply.          "Optional Insurance Benefits (Riders)."
  ----------------------------- ---------------------------- -----------------------------------------------------------------------
  VARIABLE POLICY EXCHANGE      We do not charge for this    We describe this Rider later under "Optional Insurance Benefits
  OPTION RIDER                  Rider.                       (Riders)."
  ----------------------------- ---------------------------- -----------------------------------------------------------------------

(1) These charges vary according to age, gender, underwriting class, policy year and net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed charges applicable to your policy. More detailed information concerning these charges is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.

(2)  We currently charge $5.00 per month for all policies.

(3) We currently deduct a fee of 0.04% of policy value allocated to the subaccounts each month during the first 10 policy years (equal to 0.50% annually), and 0.02% of the value allocated to the subaccounts each month beginning in the 11th policy year (equal to 0.25% annually). We do not deduct this fee from amounts allocated to the Guaranteed Interest Account.

(4) We charge loan interest of up to 8.00% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account in order that the maximum possible difference between the rate we charge and the rate we credit is 2.00%. At our current rates the cost to the policy is 1.00% of the outstanding loan balance annually during the first 10 policy years and 0.00% thereafter. We provide more information on rates in the "Charges and Deductions" section and in the "Loans" section.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES, AS A PERCENTAGE OF DAILY NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 2005, CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                   MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

                                                  Minimum       Maximum


Total Annual Fund Operating Expenses
(expenses that are deducted from a fund's
assets, including management fees, distribution
and/or 12b-1 fees, and other expenses)            .34%     -    5.11%

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/05)

This table shows each fund's investment management fee, Rule 12b-1 fee (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in each fund's prospectus, which you may obtain by calling 800/541-0171.

The company and its affiliates may have arrangements with the fund's investment advisors, subadvisors, distributor and/or affiliated companies under which the company or its affiliates receive payments in connection with the provision of administrative, marketing or other support services to the funds. Proceeds of these payments may be used for any corporate purposes, including payment of expenses that the company and its affiliates incur in promoting, issuing distributing and administering the policies. The company may profit from these fees.

In general, the payments are based on a percentage of the average assets of each fund allocated to the subaccount under the policy or other contracts that may be offered by the company. The amount of the payment is negotiated by the company and the fund and varies with each fund. Aggregate fees relating to the different funds may be as much as 0.40% of the average net assets of a fund attributable to the relevant contracts. A portion of these fees may come from Rule 12b-1 fees that are paid by the fund out of its assets as part of total fund expenses.

----------------------------------------------------------------------------------------------------------------------------------
                                                                Rule
                                                   Investment  12b-1 or      Other                     Contractual     Total Net
                                                   Management   Service    Operating   Total Annual   Reimbursements  Annual Fund
                     Series                           Fee        Fees       Expenses   Fund Expenses    & Waivers       Expenses
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    0.61        -           0.29          0.90           N/A            N/A(1,2)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund *                           0.60        -           0.27          0.87           N/A            N/A(1,2,3)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund *                   0.72        -           0.31          1.03           N/A            N/A(1)
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio *           0.85        -           0.06          0.91           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              0.19        -           0.15          0.34         (0.06)          0.28(4)
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II      0.60        -           0.38          0.98           N/A            N/A(5,17)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary
Shares                                                0.60        -           0.40          1.00           N/A            N/A(5,17)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                  0.57       0.10         0.09          0.76           N/A            N/A(6)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio           0.57       0.10         0.13          0.80           N/A            N/A(7)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                         0.57       0.10         0.10          0.77           N/A            N/A(6)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                       0.46       0.25         0.02          0.73           N/A            N/A(8)
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         0.60       0.25         0.18          1.03           N/A            N/A(9)
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund          1.24       0.25         0.29          1.78           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     0.65       0.25         0.17          1.07         (0.05)          1.02(10)
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      0.75       0.25         0.07          1.07           N/A            N/A(8,9)
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio *               0.75       0.25         0.22          1.22           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                  0.50        -           0.44          0.94         (0.04)         0.90(11,12)
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               0.48        -           0.41          0.89           N/A            N/A(12)
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                   0.74        -           0.38          1.12           N/A            N/A(13)
----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio               1.15       0.25         0.70          2.10         (0.69)          1.41(14)
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio               0.85       0.25         0.17          1.27         (0.02)          1.25(14)
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA              0.64       0.25         0.02          0.91           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                 0.63       0.25         0.04          0.92           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA             0.74       0.25         0.05          1.04           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                         0.68        -           0.21          0.89           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                         0.80        -           0.41          1.21           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                        0.75        -           0.40          1.15           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 0.75        -           0.31          1.06           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                             0.75        -           0.39          1.14           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                 0.85        -           0.80          1.65           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                0.45        -           0.27          0.72           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                0.75        -           0.28          1.03           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series             0.70        -           0.29          0.99           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series              0.90        -           0.78          1.68           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          0.58        -           0.21          0.79           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   0.40        -           0.26          0.66           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      0.50        -           0.25          0.75           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                0.50        -           0.48          0.98           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                 0.70        -           0.82          1.52           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series          0.90        -           1.09          1.99           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series                                                0.90        -           0.30          1.20           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        0.35        -           0.64          0.99           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series           0.35        -           0.76          1.11           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Aggressive Growth                                     0.40       0.25         0.29          0.94         (0.24)          0.97(15)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Growth                                                0.40       0.25         0.27          0.92         (0.22)          0.95(15)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate                                              0.40       0.25         0.69          1.34         (0.64)          0.90(15)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate Growth                                       0.40       0.25         0.34          0.99         (0.29)          0.93(15)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series        1.05        -           0.28          1.33           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      1.05        -           0.35          1.40           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                    0.70        -           0.29          0.99           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio      0.49       0.25         0.25          0.99           N/A            N/A(16)
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                       0.25       0.25         0.25          0.75           N/A            N/A(16)
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                      0.25       0.25         0.25          0.75           N/A            N/A(16)
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund *                      0.90        -           4.21          5.11           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund *                      0.75        -           0.78          1.53           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund *           0.90        -           0.80          1.70           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio            0.46       0.35         0.32          1.13           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                           0.99        -           0.33          1.32           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                        0.95        -           0.18          1.13           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                         0.85        -           0.12          0.97           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                         0.90        -           0.05          0.95           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------


* Fund closed to new investment on May 1, 2006. See Appendix A for more information.

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses to 1.30% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes, (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The fee waiver has been restated to reflect this agreement.

(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation and AIM V.I. Core Equity Fund, the Fund's total annual operating expenses have been restated to reflect such reorganization.

(3) Effective upon the closing of the reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses to 0.91% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.

(4) Effective September 19, 2005, the advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(5) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. "Other Expenses" include a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2006.

(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.74% for the Fidelity VIP Contrafund Portfolio and 0.73% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(7) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, the total class operating expenses would have been 0.75% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(8)  The Fund administration fee is paid indirectly through the management fee.

(9) While the maximum amount payable under the Fund's class Rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(10) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(11) Lord Abbett has contractually agreed to limit the Funds' other expenses (excluding management fees) to an annualized rate of 0.40% average daily net assets.

(12) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.50% to the following rates: 0.50% of the first $1 billion of average daily net assets; 0.45% of average daily net assets over $1 billion.

(13) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.75% to the following rates: 0.75% of the first $1 billion of average daily net assets; 0.70% of the next $1 billion of average daily net assets; 0.65% of average daily net assets over $2 billion.

(14) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs that exceed, in the aggregate, 1.25% and 1.40% of average net asset value of the Guardian and Fasciano portfolios, respectively. The expenses limitation arrangements for the portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided that such recoupment would not cause a portfolio to exceed its respective limitation.

(15) "Other Expenses" are estimated for the fiscal year end December 31, 2006. The series and the advisor have entered into an Expense Limitation Agreement whereby the "Other Expenses" for shares of the series will not exceed 0.05% for the period ending April 30, 2007. The figures shown above include estimated expenses of the underlying funds in which the series expects to invest for the fiscal year ending December 31, 2006. The estimated expenses of the underlying funds are based upon the weighted average of the total annual operating expenses of such underlying funds.

(16) "Other Expenses" reflect an administrative fee of 0.25%.

(17) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

   ------------------------------------------------ -------------------- ---------------------------
                        FUND                          REIMBURSEMENTS      NET ANNUAL FUND EXPENSES
   ------------------------------------------------ -------------------- ---------------------------
   Federated Fund for U.S. Government Securities          (0.26)                   0.72a
   II
   ------------------------------------------------ -------------------- ---------------------------
   Federated High Income Bond Fund II                     (0.25)                   0.75(a)
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix Mid-Cap Growth Series                          (0.06)                   1.15
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix Strategic Theme Series                         (0.05)                   1.10
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-AIM Growth Series                              (0.14)                   1.00
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Alger Small-Cap Growth Series                  (0.65)                   1.00
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Alliance/Bernstein Enhanced Index
   Series                                                 (0.07)                   0.65
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Engemann Growth and Income Series              (0.04)                   0.95
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Engemann Small-Cap Growth Series               (0.43)                   1.25
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Goodwin Money Market Series                    (0.01)                   0.65
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Goodwin Multi-Sector Short Term Bond
   Series                                                 (0.28)                   0.70
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Kayne Rising Dividends Series                  (0.67)                   0.85
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Kayne Small-Cap Quality Value Series           (0.94)                   1.05
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Lazard International Equity Select
   Series                                                 (0.15)                   1.05
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Northern Dow 30 Series                         (0.39)                   0.60
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Northern Nasdaq-100 Index(R) Series            (0.51)                   0.60
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Sanford Bernstein Mid-Cap Value Series         (0.03)                   1.30
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Sanford Bernstein Small-Cap Value
   Series                                                 (0.10)                   1.30
   ------------------------------------------------ -------------------- ---------------------------
   Phoenix-Van Kampen Comstock                            (0.04)                   0.95
   ------------------------------------------------ -------------------- ---------------------------
   Van Kampen UIF Equity and Income Portfolio             (0.30)                   0.83(b)
   ------------------------------------------------ -------------------- ---------------------------

(a) Although not contractually obligated to do so, the shareholder services provider waived certain amounts, and for the Federated Fund for U.S. Government Securities, the adviser waived a portion of the management fee. The management fee paid by the Federated Fund for U.S. Government Securities was 0.59% for the fiscal year ended December 31, 2005.
(b) The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to limit total operating expenses, excluding certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Additionally, the distributor has agreed to waive a portion of the Rule 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion.

PHOENIX LIFE INSURANCE COMPANY
------------------------------

Phoenix Life Insurance Company is a New York stock life insurance company incorporated May 1, 1851, and is a wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06103-2899 and our statutory home office is at 31 Tech Valley Drive in East Greenbush, New York 12061.


Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our", "Company"). We provide a Glossary of Special Terms as Appendix B to this prospectus to help clarify those terms that have a specific meaning in regards to your policy.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
--------------------------------------------

We established the Separate Account as a separate account of Phoenix on June 17, 1985 in accordance with New York law. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Separate Account's management, investment practices or policies, nor those of Phoenix.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Separate Account nor of any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute for, portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE

A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business. However, transaction processing may be postponed for the following reasons

1.   the NYSE is closed or may have closed early;

2.   the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

     The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time). The NYSE is scheduled to be closed on the following days:

---------------------------------------------------------
  New Year's Day                   Independence Day
---------------------------------------------------------
  Martin Luther King, Jr. Day      Labor Day
---------------------------------------------------------
  Presidents Day                   Thanksgiving Day
---------------------------------------------------------
  Good Friday                      Christmas Day
---------------------------------------------------------
  Memorial Day
---------------------------------------------------------

PERFORMANCE HISTORY

We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
-------------

We legally own all fund shares held by the subaccounts. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1)   the election of the fund's Trustees;
2)   the ratification of the independent accountants for the fund;
3)   approval or amendment of investment advisory agreements;

4)   a change in fundamental policies or restrictions of the series; and
5)   any other matters requiring a shareholder vote.

You may obtain any available fund prospectuses by contacting us at the address and telephone number given on page one.

THE GUARANTEED INTEREST ACCOUNT (GIA)
-------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may, at our discretion, credit daily at an effective rate that is greater than the minimum.

Your policy will be subject to a Maximum GIA Percentage that restricts investments into the Guaranteed Interest Account. The Maximum GIA Percentage will never be less than 20%. No more than the Maximum GIA Percentage of any premium payment may be allocated to the Guaranteed Interest Account.

You may make transfers into the Guaranteed Interest Account. The total amount you may transfer into the Guaranteed Interest Account in any policy year is limited to the Maximum GIA Percentage applied to the policy value held in the Separate Account at the beginning of that policy year.

You may only make transfers from the Guaranteed Interest Account during the first 30 days of a policy year. Total transfers from the Guaranteed Interest Account during that time are limited to the greater of:


[diamond] $1,000; or
[diamond] 20% of the value of the non-loaned portion of the Guaranteed Interest
          Account as of the date of the transfer;
          or
[diamond] the total amount transferred from the Guaranteed Interest Account during the previous policy year.


Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
----------------------

GENERAL

Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

PREMIUM EXPENSE CHARGE

We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently charge a reduced premium expense charge from premiums that are in excess of the Target Annual Premium (TAP) for the policy for a policy year. The Target Annual Premium will be disclosed before we issue the policy, and will depend on age, gender and risk classification, the type of underwriting and the policy face amount.

 --------------- ----------------------------------------------
                         Amount deducted from premium
                 ----------------------------------------------
                                 Current Rate
                  Current Rate    premiums in     Guaranteed
 Policy Year       up to TAP     excess of TAP  Maximum Charge
 --------------- --------------- -------------- ---------------
     1 - 7            10%             3%             15%
 --------------- --------------- -------------- ---------------
       8+              3%             3%             10%
 --------------- --------------- -------------- ---------------

PERIODIC CHARGES
----------------

MONTHLY CHARGES

We make monthly deductions on the policy issue date and on each monthly calculation date thereafter from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should the investment options on your schedule not be sufficient to pay the monthly deduction, we will proportionally deduct from the remaining investment options.

[diamond] MONTHLY ADMINISTRATIVE CHARGE. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders. We will not deduct this charge after the policy anniversary nearest the insured's 100th birthday.

          We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month.


[diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

          We base the actual monthly cost of insurance charge on what we expect our future investment earnings, mortality experience, persistency and expenses will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table for policies issued with Full Underwriting and 125% of the 1980 CSO for policies with Guaranteed or Simplified Underwriting.

          We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

          The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy. Under all types of underwriting, we will no longer deduct this charge after the policy anniversary nearest the insured's 100th birthday.

[diamond] MORTALITY AND EXPENSE RISK FEE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

          We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

          We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

          If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this fee. We may use profits from this fee for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

          Your policy will pay a mortality and expense risk fee equal to a percentage of the subaccount value on each monthly calculation date. Currently, during the first ten years, the rate will be equal to 0.50% annually. Beginning in policy year 11, the current rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk fee up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.

          We do not collect the mortality and expense risk fee on amounts held in the Guaranteed Interest Account.

[diamond] COST OF OPTIONAL INSURANCE BENEFITS (RIDERS). Some of the available rider benefits may incur an additional monthly charge. These options are available only if approved in your state.

          The Phoenix Executive VUL(R) policy has two riders available at no additional charge:

          o  Variable Policy Exchange Option Rider

          o  Enhanced Surrender Value Rider (limited availability)

          We charge for providing benefits under the following rider:

          o Term Rider. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.

[diamond] LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below.

          As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

 ---------- -------------------------------------------------------
                             RATE WE CREDIT
 POLICY                      THE LOANED
 YEAR                        PORTION OF
            LOAN INTEREST    THE GUARANTEED    LOAN INTEREST
            RATE CHARGED     INTEREST ACCOUNT  SPREAD
 ---------- -------- ------- -------- -------- -------- -------
            Current  Maximum Current  Maximum  Current  Maximum
 ---------- -------- ------- -------- -------- -------- -------
 1 - 10      4.00%   8.00%    3.00%    6.00%    1.00%   2.00%
 ---------- -------- ------- -------- -------- -------- -------
 11 +        3.00%   8.00%    3.00%    6.00%    0.00%   2.00%
 ---------- -------- ------- -------- -------- -------- -------

          Our maximum guaranteed interest rate is 8.00%, however we guarantee the maximum cost to the policy will never exceed 2.00%, i.e., if we were charging 8.00%, we would credit 6.00%.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest when we calculate the death benefit.

CONDITIONAL CHARGES

We impose some other charges only if certain events occur:

[diamond] PARTIAL WITHDRAWAL FEE. We do not currently charge for partial withdrawals, but we reserve the right to deduct the lesser of $25 or 2% of the partial withdrawal amount paid. We would begin to impose this charge if necessary to offset the costs associated with processing partial withdrawals.

[diamond] TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer. If we impose a transfer charge, the minimum number of transfers we allow per policy year without charge may vary by state, but will be no fewer than two per policy year.

OTHER CHARGES

[diamond] DAILY TAX FEE. We currently do not charge for taxes, however, we reserve the right to charge the approximate amount of taxes and reserves for taxes on investment income and realized and unrealized capital gains and any other amount as may be assessed as a result of a change in any tax laws.

[diamond] FUND CHARGES. As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series.

These fund charges and other expenses are described more fully in the respective fund prospectuses.

THE POLICY
----------

CONTRACT RIGHTS: OWNER, INSURED, AND BENEFICIARY

OWNER

The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED

The Insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. In general, the maximum ages we insure are:

[diamond] 85 for policies with Full Underwriting;
[diamond] 70 for policies with Simplified Issue Underwriting; and
[diamond] 64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

BENEFICIARY

The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and contingent. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to us. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT

You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES

We issue these policies on a "case" basis. A case is a group of related policies (e.g. through the same employer), however we may consider a single policy as a case. The type of underwriting determines cost of insurance rates, certain features, proof of insurability criteria and range of issue ages.

The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies and the minimum number of people insured for each are:

[diamond] Full Underwriting (One life or more);

[diamond] Simplified Issue Underwriting (Generally, ten lives or more);

[diamond] Guaranteed Issue Underwriting (Generally, ten lives or more).

We base our rates on the insured person's gender, attained age, underwriting type and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

ELIGIBLE PURCHASERS

You may purchase a policy on the life of any person provided you have an insurable interest in the life to be insured and the consent of the person to be insured.

MINIMUM DEATH BENEFIT

The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:

1) The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2) The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

MINIMUM ISSUE PREMIUM

We require a minimum premium, on a case basis of $25,000.

MINIMUM FACE AMOUNT

We require a minimum face amount of $50,000 per policy ($100,000 for policies with preferred issue underwriting).

PREMIUM PAYMENTS

Phoenix Executive VUL(R) is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.

The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions. The portion of any premium payment that you may allocate to the Guaranteed Interest Account is limited to the Maximum GIA Percentage shown in the policy.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium.

We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time prior to the Policy Anniversary nearest the insured's 100(th) birthday.

The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You may send additional premium payments to the address given on page one of this prospectus.

The policy will have a total premium limit determined by the definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

POLICY REFUND

Should you elect to return your policy under your right to cancel, we will treat your policy as if we had never issued it. We will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial withdrawal fees and other charges made under the policy.

We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. Even if we have approved the application for processing, we retain the right to decline to issue the policy.

GENERAL
-------

POSTPONEMENT OF PAYMENTS

We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

[diamond] We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

[diamond] We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

[diamond] When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

ALTERNATIVE DELIVERY

You may request that we deliver your policy and/or certificate(s), including the schedule pages, riders and endorsements by means of a CD-ROM or other generally accepted medium acceptable to us.

SURRENDERS AND WITHDRAWALS

You may take a full surrender or a partial withdrawal of your policy at any time as long as the insured person is living and the policy is in force.

In order to request a full surrender or a partial withdrawal you must send a written request in a form satisfactory to us. We may also require you to submit your policy. A full surrender or a partial withdrawal will be effective as of the date we receive your written request, in good order.

We generally pay surrendered amounts and partial withdrawals within seven days of receiving your written request in good order. You may choose to receive a lump sum or you may apply surrenders and withdrawals to any of our available payment options. We may postpone surrender payments under certain circumstances.

FULL SURRENDERS

The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value is the policy value reduced by any charges due and the amount of any outstanding loans and loan interest.

PARTIAL WITHDRAWALS

You may receive a part of the policy's cash surrender value by requesting a partial withdrawal of the policy. We reserve the right to charge a fee of the lesser of $25 or 2% of the partial withdrawal amount paid.

We do not normally permit partial withdrawals of less than $500. We may require you to withdraw the entire value allocated to an investment option if the partial withdrawal would result in a value below $500 in that investment option. We do not permit any partial withdrawals that would result in your policy's remaining face amount falling below our required minimum face amount.

You may choose in what proportions we deduct the partial withdrawal amount from among your investment options, however, the portion of the withdrawal taken from the non-loaned portion of the Guaranteed Interest Account may not exceed the ratio of your investment in the Guaranteed Interest Account to your cash surrender value immediately prior to the withdrawal. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy's cash surrender value by the partial withdrawal amount paid and the partial withdrawal fee, if deducted.

A partial withdrawal generally decreases the death benefit. A partial withdrawal fee of up to $25 may be deducted from policy value based on the amount of the withdrawal. A partial withdrawal reduces the death benefit immediately and may have tax consequences.

INCREASES IN FACE AMOUNT

You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary following approval of the increase.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

You will have a right to cancel the requested increase in face amount within the ten days following your receipt of either your revised schedule pages, or notice of your right to cancel the increase, or within 45 days following the increase. You will receive a refund of the increased cost of insurance charges.

We provide some information regarding possible implications of a material change in the policy resulting from a face amount increase in the Statement of Additional Information.

DECREASES IN FACE AMOUNT

You may request a decrease in your policy's base face amount only after the 15th policy year. Unless we agree otherwise, the decrease must be at least $25,000 and the face amount remaining after the decrease must be at least $50,000 ($100,000 for policies with Preferred Issue underwriting).

You may request a decrease in any term rider face amount after the first policy year. If your policy has a term rider attached, any request for a face amount decrease will apply to the term rider first.

All face amount decrease requests must be in writing and will be effective on the first monthly calculation date following the date we approve the request.

A decrease in face amount generally decreases the death benefit, and could result in certain income tax consequences.

OPTIONAL INSURANCE BENEFITS (RIDERS)

You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

[diamond] Variable Policy Exchange Option Rider: This rider allows you to exchange your policy for a new policy on the life of a substitute insured. You must have an insurable interest in the substitute insured and we may require you to provide proof of insurability. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

          You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive policy value following the exchange.

          Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

          You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.

          Such a policy exchange does not qualify for tax deferral, therefore, you will be liable for taxes on any previously unrecognized gains in the policy.


[diamond] Term Rider: This rider allows you to purchase additional term insurance on the person insured under the policy. Generally, the term insurance face amount may not exceed ten times the initial base policy face amount. This rider is generally only available to those under the age of 85. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's insurance amount.


          The Rider's face amount is added to the base policy's face amount for the purpose of calculating any payable death benefit. You may specify annual face amount increases for this Rider at policy issue:


          o A percentage increase; or
          o A fixed amount increase in rider face amount; or
          o A varying amount of increase in rider face amount.


[diamond] Enhanced Surrender Value Rider: This Rider provides a surrender value enhancement in addition to the cash surrender value upon full surrender of the policy. The surrender value enhancement is based on a percentage of qualified premiums paid. We automatically attach this rider to policies that are part of a qualifying case without regard to other underwriting criteria. A case must meet all of our issue criteria in order to qualify for this Rider. We do not add the enhancement to policies that are surrendered in exchange for another insurance contract (Section 1035 exchanges).

DEATH BENEFIT

You choose your Death Benefit Option when you apply for your policy. You are permitted to change between Death Benefit Option 1 and Death Benefit Option 2 by submitting a written request to us. You may also change from Death Benefit Option 3 to Death Benefit Option 1; however, you may not change to Death Benefit Option 3 from either of the others. A Death Benefit Option change will become effective on the monthly calculation date following our receipt of your complete written request. The following table illustrates the value provided by each Death Benefit Option:

-------------------------- ----------------------------------------------------
                           The greater of (a) or (b) where:
                           (a) is the policy's face amount as of the date of
                               death; and
DEATH BENEFIT OPTION 1
                           (b) is the minimum death benefit(1) in effect on the
                               date of death.
-------------------------- ----------------------------------------------------
                           The greater of (a) or (b), where:
                           (a) is equal to the policy's face amount plus the
                               policy value as of the date of death; and
DEATH BENEFIT OPTION 2
                           (b) is the minimum death benefit(1) in effect
                               on the date of death.
-------------------------- ----------------------------------------------------
                           The greater of (a) or (b), where:

                           (a) is equal to the policy's face amount as of the date of death plus the lesser of:

                           (i)  the Option 3 Maximum Increase amount(2); or

                           (ii) the sum of all premiums and interest accrued at
DEATH BENEFIT OPTION 3          the Option 3 Interest Rate(3) minus withdrawals
                                and any applicable interest accrued at the Option 3 Interest Rate(3).
                           (b)  is the minimum death benefit(1) in effect on the
                                date of death.

-------------------------- ----------------------------------------------------
(1.) We determine minimum death benefit by multiplying the policy value as of the date of death by the applicable percentage taken from the table of "Corridor Factors" from the schedule page of your policy.

(2.) You will elect this fixed dollar amount when you apply for the policy. The amount you select will be subject to underwriting approval and could increase the cost of insurance charge by increasing the net amount at risk.

(3.) You will select the Option 3 Interest Rate when you apply for the policy.
     This rate may not be more than 8% on an annual basis and could increase the cost of insurance charge by increasing the net amount at risk.

Beginning on the Policy Anniversary nearest the insured person's 100th birthday, the death benefit will be equal to the policy value under all three Death Benefit Options. Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest when we calculate the death benefit.

PAYMENT OF PROCEEDS
-------------------

SURRENDER, WITHDRAWAL AND DEATH BENEFIT PROCEEDS

We will process death benefits, full surrenders and partial withdrawals at unit values next computed after we receive the written request for surrender or partial withdrawal, or due proof of death, provided the request is complete and in good order. Payment of surrender, withdrawal or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death benefit needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

You may choose from Payment Options 1 through 6 for payment of the death proceeds to the beneficiary. Payment Option 7 is not available for the payment of death proceeds. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.

PAYMENT AMOUNT

We will make a death benefit payment based on the death benefit option in effect at the time. The amount available to apply toward a death benefit is the amount payable under the effective Death Benefit Option plus any Term Rider benefits, reduced by any outstanding loans, accrued loan interest and by any charges due.

The amount available for a full surrender is the policy value reduced by any outstanding loans, accrued loan interest and by any charges due. A partial withdrawal must be at least $500.

PAYMENT OPTIONS

You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in the future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--PAYMENT IN ONE SUM

We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST

We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 1.5%.

PAYMENT OPTION 3--PAYMENTS FOR A SPECIFIC PERIOD

We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee a minimum annual interest rate on the unpaid balance of at least 1.5%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN

We will pay equal installments until the later of the specified period certain, or as long as the payee lives. We offer a choice of three period certains:

[diamond] 10 years; or
[diamond] 20 years; or
[diamond] until the installments paid refund the amount applied under this option. If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 1.5% to compute life annuity payments under this option.

PAYMENT OPTION 5--LIFE ANNUITY

We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 1.5% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT

We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 1.5%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN (NOT AVAILABLE FOR PAYMENT OF DEATH PROCEEDS) We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 1.5% to compute payments under this option.

TRANSFER OF POLICY VALUE

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or Telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit.

You may permit your registered representative to submit transfer requests on your behalf.

Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

TRANSFER RESTRICTIONS

We do not permit transfers of less than $500 unless either:

[diamond] the entire balance in the subaccount or the Guaranteed Interest
          Account is being transferred; or

[diamond] the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

DISRUPTIVE TRADING AND MARKET TIMING

Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other policy owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the policy, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. If a policy owner's transfer request exceeds the transfer parameters, we may send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the policy owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while also abiding by any rights that policy owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

WE MAY, WITHOUT PRIOR NOTICE, TAKE WHATEVER ACTION WE DEEM APPROPRIATE TO COMPLY WITH OR TAKE ADVANTAGE OF ANY STATE OR FEDERAL REGULATORY REQUIREMENT. IN ADDITION, ORDERS FOR THE PURCHASE OF UNDERLYING FUND SHARES ARE SUBJECT TO ACCEPTANCE BY THE RELEVANT FUND. WE RESERVE THE RIGHT TO REJECT, WITHOUT PRIOR NOTICE, ANY TRANSFER REQUEST INTO ANY SUBACCOUNT IF THE PURCHASE OF SHARES IN THE CORRESPONDING UNDERLYING FUND IS NOT ACCEPTED FOR ANY REASON.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

SYSTEMATIC TRANSFER PROGRAMS

You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the date and frequency that you selected in your transfer request. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts (the "sending subaccount") to one or several of the available subaccounts ("target subaccounts"). We do not permit Dollar Cost Averaging transfers to or from the Guaranteed Interest Account. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the sending subaccount are:


[diamond] $25 monthly                   [diamond] $150 semiannually
[diamond] $75 quarterly                 [diamond] $300 annually

You must have at least $2,000 in the sending subaccount to begin a Dollar Cost Averaging Program. Should the value in the sending subaccount fall below the transfer amount, we will transfer the remaining balance and end the Program.

You may start or discontinue this program at any time by submitting a written request to us (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. You may have only one Dollar Cost Averaging Program in effect at one time. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We will make the first transfer on the first business day of the month following our receipt of your Dollar Cost Averaging request and thereafter at the frequency you request. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to us (see page one). You may request that we skip a scheduled rebalancing transfer. You may also request a one-time unscheduled rebalancing transfer. The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. You may have only one Rebalancing Program in effect at one time. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

LOANS

You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than our minimum loan amount, currently $500.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest when we calculate the death proceeds. The policy's cash surrender value available for withdrawal is also reduced by the amount of any outstanding loans and loan accrued interest.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at the annual rates given below, compounded daily and payable in arrears:

---------- ----------------------------------------------------
                              RATE WE CREDIT
 POLICY                         THE LOANED
  YEAR                          PORTION OF
            LOAN INTEREST     THE GUARANTEED     LOAN INTEREST
            RATE CHARGED     INTEREST ACCOUNT       SPREAD
---------- ----------------------------------------------------
          Current  Maximum  Current   Maximum  Current  Maximum
 -------- -------- -------- --------- -------- ------ ---------
 1 - 10    4.00%    8.00%    3.00%     6.00%   1.00%    2.00%
 -------- -------- -------- --------- -------- ------ ---------
  11 +     3.00%    8.00%    3.00%     6.00%   0.00%    2.00%
 -------- -------- -------- --------- -------- ------ ---------

Our maximum guaranteed interest rate is 8.00%, however we guarantee the maximum cost to the policy (Loan Interest Spread) will never exceed 2.00%, (i.e., if we were charging 8.00%, we would credit 6.00%).

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We currently credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 3%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and the insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Outstanding loans can reduce the policy's death benefit proceeds. We deduct the amount of any outstanding loans plus any accrued loan interest when we calculate the death benefit proceeds.

LAPSE

Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial withdrawal or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, on any monthly calculation date, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount that is sufficient to increase such value on that monthly calculation date to cover three monthly deductions.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins, less any overdue charges.

FEDERAL INCOME TAX CONSIDERATIONS
---------------------------------

INTRODUCTION

This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS

We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS

The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER

Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER

If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS

We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES

If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL

Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."
                                       21

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS

If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED

If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX

Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES

Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

          o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS

All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES

The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS

A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS

To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond] 55% in any one investment

[diamond] 70% in any two investments

[diamond] 80% in any three investments

[diamond] 90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT

Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING

We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.


LEGAL PROCEEDINGS
-----------------

We are regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. Several current proceedings are discussed below. In addition, state regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws.

For example, during 2003 and 2004, the SEC conducted examinations of certain company variable products and certain affiliated investment advisors and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified an affiliate of the company that it was asserting violations of trade reporting rules by the affiliate of the company. The affiliated company responded to the NASD allegations in May 2005 but has not received any further inquiries to date.

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company with securities and other laws and regulations affecting their registered products. The company endeavors to respond to such inquiries in an appropriate way and to take corrective action if warranted. Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of the company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficient letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the company believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist the company in preparing the analysis. Based on the analysis, the company advised the SEC that it does not believe that reimbursement is appropriate.

Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We are cooperating fully and have had no further inquiry since filing our response.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition, or consideration of available insurance and reinsurance and the provision made in our consolidated financial statements. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows.

FINANCIAL STATEMENTS
--------------------

The financial statements of Phoenix Life Variable Universal Life Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

DISTRIBUTION
------------

PLIC has appointed Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of PLIC, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by PLIC and its affiliated companies. PLIC reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the Funds.

PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

PEPCO and PLIC enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the policies but are exempt from registration. Applications for the policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of PLIC under applicable state insurance law and must be licensed to sell variable life insurance products. PLIC intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.

COMPENSATION. Broker-dealers having selling agreements with PEPCO and PLIC are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, is not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits PLIC may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. PLIC may also pay for sales and distribution expenses out of any payments PLIC or PEPCO may receive from the Funds for providing administrative, marketing and other support and services to the Funds.

The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay up to a maximum total sales commission of 50% of premiums.

PERCENTAGE OF PREMIUM PAYMENT. We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.

PROMOTIONAL INCENTIVES AND PAYMENTS. To the extent permitted by NASD rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.

PREFERRED DISTRIBUTION ARRANGEMENTS. PLIC and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, PLIC and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the company's products. These services may include providing PLIC with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PLIC's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the Policies and other variable insurance products offered by PLIC or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. PLIC and PEPCO have entered into such arrangements with Merrill Lynch, Pierce, Fenner & Smith, Inc., Wachovia Securities, 1st Global Capital Corp., AXA Network, LPL Financial Services, National Financial Partners, and FFR Financial and Insurance Services.

APPENDIX A - INVESTMENT OPTIONS
-------------------------------------------------------------------------------

In the table below, funds with a "*" next to their name were closed to new investments on May 1, 2006. Additionally, for all owners who had value allocated to a fund before its applicable closure date, the following restrictions apply:
(1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

--------------------------------------------- ------------------------------------------- ------------------------------------------
                 FUND NAME                               INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
--------------------------------------------- ------------------------------------------- ------------------------------------------
AIM V.I. Capital Appreciation Fund            Growth of capital                           AIM Advisors, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
AIM V.I. Core Equity Fund *                   Growth of capital                           AIM Advisors, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
AIM V.I. Mid Cap Core Equity Fund *           Long-term growth of capital                 Phoenix Variable Advisors, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Alger American Leveraged AllCap Portfolio *   Long-term capital appreciation              Fred Alger Management, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Match the performance of the Standard &
                                              Poor's 500 Composite Stock Price Index
DWS Equity 500 Index VIP                      which emphasizes stocks of large U.S.       Deutsche Asset Management, Inc.
                                              companies
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Current income by investing primarily in
Federated Fund for U.S. Government            a diversified portfolio or U.S.             Federated Investment Management Company
Securities II                                 government securities
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              High current income by investing
Federated High Income Bond Fund II -          primarily in a professionally managed,
Primary Shares                                diversified portfolio of fixed income       Federated Investment Management Company
                                              securities
--------------------------------------------- ------------------------------------------- ------------------------------------------
Fidelity VIP Contrafund(R) Portfolio          Long-term capital appreciation              Fidelity Management and Research Company
--------------------------------------------- ------------------------------------------- ------------------------------------------
Fidelity VIP Growth Portfolio                 Capital appreciation                        Fidelity Management and Research Company
--------------------------------------------- ------------------------------------------- ------------------------------------------
Fidelity VIP Growth Opportunities Portfolio   Capital growth                              Fidelity Management and Research Company
--------------------------------------------- ------------------------------------------- ------------------------------------------
Franklin Income Securities Fund               Maximize income while maintaining           Franklin Advisers, Inc.
                                              prospects for capital appreciation
--------------------------------------------- ------------------------------------------- ------------------------------------------
Mutual Shares Securities Fund                 Capital appreciation with income as a       Franklin Mutual Advisers, LLC
                                              secondary goal
--------------------------------------------- ------------------------------------------- ------------------------------------------
Templeton Developing Markets Securities       Long-term capital appreciation              Templeton Asset Management Ltd.
Fund
--------------------------------------------- ------------------------------------------- ------------------------------------------
Templeton Foreign Securities Fund             Long-term capital growth                    Templeton Investment Counsel, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Templeton Growth Securities Fund              Long-term capital growth                    Templeton Global Advisors Limited
--------------------------------------------- ------------------------------------------- ------------------------------------------
Lazard Retirement Small-Cap Portfolio *       Long-term capital appreciation              Lazard Asset Management LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio          for capital appreciation to produce a       Lord, Abbett & Co. LLC
                                              high total return
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio       without excessive fluctuations in market    Lord, Abbett & Co. LLC
                                              value
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Capital appreciation through investments,
                                              primarily in equity securities which are
Lord Abbett Mid-Cap Value Portfolio           believed to be undervalued in the           Lord, Abbett & Co. LLC
                                              marketplace
--------------------------------------------- ------------------------------------------- ------------------------------------------
Neuberger Berman AMT Fasciano Portfolio       Long term capital growth                    Neuberger Berman Management Inc.
                                                                                            Subadvisor: Neuberger Berman, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Neuberger Berman AMT Guardian Portfolio       Long term growth of capital; current        Neuberger Berman Management Inc.
                                              income is a secondary goal                    Subadvisor: Neuberger Berman, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA      securities of well-known, established       OppenheimerFunds, Inc.
                                              companies
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation by
                                              investing in foreign issuers securities,
Oppenheimer Global Securities Fund/VA         "growth-type" companies, cyclical           OppenheimerFunds, Inc.
                                              industries and special situations
--------------------------------------------- ------------------------------------------- ------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA     Capital appreciation                        OppenheimerFunds, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Intermediate and long-term growth of
Phoenix Capital Growth Series                 capital appreciation with income as a       Phoenix Investment Counsel, Inc.
                                              secondary consideration                       Subadvisor: Engemann Asset Management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                 Capital appreciation                          Subadvisor: Bennett Lawrence
                                                                                              Management LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Strategic Theme Series                Long-term capital appreciation                Subadvisor: Bennett Lawrence
                                                                                              Management LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Aberdeen International Series         High total return consistent with           Phoenix Investment Counsel, Inc.
                                              reasonable risk                               Subadvisor: Aberdeen Asset
                                                                                              Management Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-AIM Growth Series                     Long-term growth of capital                 Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: AIM Capital Management, Inc.
-------------------------------------------- ------------------------------------------- -------------------------------------------
Phoenix-Alger Small-Cap Growth Series         Long-term capital growth                    Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index     High total return                           Phoenix Variable Advisors, Inc.
Series                                                                                      Subadvisor: AllianceBernstein L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------

--------------------------------------------- ------------------------------------------- ------------------------------------------
                 FUND NAME                               INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Duff & Phelps Real Estate             Capital appreciation and income with        Duff & Phelps Investment Management Co.
Securities Series                             approximately equal emphasis
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Engemann Growth and Income Series     Dividend growth, current income and         Engemann Asset Management
                                              capital appreciation
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Engemann Small-Cap Growth Series      Long-term growth of capital                 Phoenix Investment Counsel, Inc.
                                                                                            Subadvisor: Engemann Asset Management
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Engemann Strategic Allocation Series  High total return consistent with prudent   Phoenix Investment Counsel, Inc.
                                              investment risk                               Subadvisor: Engemann Asset Management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              As high a level of current income as is
Phoenix-Goodwin Money Market Series           consistent with the preservation of         Phoenix Investment Counsel, Inc.
                                              capital and maintenance of liquidity
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income     Long-term total return                      Phoenix Investment Counsel, Inc.
Series
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              High current income while attempting to
Phoenix-Goodwin Multi-Sector Short Term       limit changes in the series' net asset
Bond Series                                   value per share caused by interest rate     Phoenix Investment Counsel, Inc.
                                              changes
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Investment Counsel, Inc.
                                              Long-term capital appreciation with           Subadvisor: Kayne Anderson Rudnick
Phoenix-Kayne Rising Dividends Series         dividend income as a secondary                   Investment Management, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Investment Counsel, Inc.
                                              Long-term capital appreciation with           Subadvisor: Kayne Anderson Rudnick
Phoenix-Kayne Small-Cap Quality Value Series  dividend income as a secondary                  Investment Management, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Lazard International Equity Select    Long-term capital appreciation              Phoenix Variable Advisors, Inc.
Series                                                                                      Subadvisor: Lazard Asset Management LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Northern Dow 30 Series                Tracks total return of the Dow Jones          Subadvisor: Northern Trust
                                              Industrial AverageSM before fund expenses       Investments, N.A.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Northern Nasdaq-100 Index(R) Series     Tracks total return of the Nasdaq-100       Subadvisor: Northern Trust
                                              Index(R) before fund expenses                   Investments, N.A.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-S&P Dynamic Asset Allocation          Long-term capital growth                    Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Standard & Poor's
Series: Aggressive Growth                                                                     Investment Advisory Services, LLC
-------------------------------------------- ------------------------------------------- -------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation          Long-term capital growth with current         Subadvisor: Standard & Poor's
Series: Growth                                income as a secondary consideration             Investment Advisory Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation          Current income with capital growth as a       Subadvisor: Standard & Poor's
Series: Moderate                              secondary consideration                         Investment Advisory Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation          Long-term capital growth and current          Subadvisor: Standard & Poor's
Series: Moderate Growth                       income  with a greater emphasis on              Investment Advisory Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation with
Phoenix-Sanford Bernstein Mid-Cap Value       current income as a secondary investment    Phoenix Variable Advisors, Inc.
Series                                        objective                                     Subadvisor: AllianceBerntein L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation by
                                              investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value     small-capitalization stocks that appear     Phoenix Variable Advisors, Inc.
Series                                        to be undervalued with current income as      Subadvisor: AllianceBernstein L.P.
                                              a secondary investment objective
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation with         Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series            current income as a secondary                 Subadvisor: Morgan Stanley Investment
                                              consideration                                   Management Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
PIMCO VIT CommodityRealReturn Strategy        Maximum real return consistent with         Pacific Investment Management Company LLC
Portfolio                                     prudent investment management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Maximum real return, consistent with
PIMCO VIT Real Return Portfolio               preservation of real capital and prudent    Pacific Investment Management Company LLC
                                              investment management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Maximum total return, consistent with
PIMCO VIT Total Return Portfolio              preservation of capital and prudent         Pacific Investment Management Company LLC
                                              investment management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Investment results that either match or
Rydex Variable Trust Juno Fund *              correlate to the performance of a           Rydex Global Advisors
                                              specific benchmark
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Investment results that either match or
Rydex Variable Trust Nova Fund *              correlate to the performance of a           Rydex Global Advisors
                                              specific benchmark
--------------------------------------------- ------------------------------------------- ------------------------------------------
Rydex Variable Trust Sector Rotation Fund *   Long-term capital appreciation              Rydex Global Advisors
--------------------------------------------- ------------------------------------------- ------------------------------------------
Van Kampen UIF Equity and Income Portfolio    Capital appreciation and current
                                              income                                      Morgan Stanley Investment Management Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger International Select                   Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger International Small Cap                Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger Select                                 Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger U.S. Smaller Companies                 Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS


The terms given below have the same meaning in this prospectus and in the Phoenix Executive VUL(R) policy -- the insurance contract represented by this prospectus:

ATTAINED AGE: The age of the insured on the birthday nearest the most recent Policy Anniversary.

CASH SURRENDER VALUE: The Cash Surrender Value is the Policy Value on the date of surrender less any Debt.

DEATH BENEFIT OPTION: The type of death benefit described in effect.

DUE PROOF OF DEATH: A certified death certificate, or an order of a court of competent jurisdiction, or any other proof acceptable to us.

GUARANTEED INTEREST ACCOUNT: The Guaranteed Interest Account is not part of the Separate Account; it is part of our general account.

DEBT: Unpaid Policy Loans with accrued interest.

IN FORCE: The policy has not terminated or otherwise lapsed in accordance with the Grace Period and Lapse Provision.

IN WRITING (WRITTEN NOTICE) (WRITTEN REQUEST): Is a written form signed by you, satisfactory to us and received by us.

INSURED: The person upon whose life the policy is issued.

MAXIMUM GIA PERCENTAGE: The maximum percentage shown in the policy of any premium payment or transfer we allow to be allocated to the Guaranteed Interest Account.

MONTHLY CALCULATION DATE: The first monthly calculation date is the same day as the Policy Date. Subsequent Monthly Calculation Dates are the same days of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the Monthly Calculation Date.

NET AMOUNT AT RISK: On a Monthly Calculation Date it is the death benefit minus the Policy Value prior to the deduction of the cost of insurance charge. On any other day it is the death benefit minus the Policy Value.

PAYMENT DATE: The Valuation Date on which a premium payment or loan repayment is received by us unless it is received after the close of the New York Stock Exchange in which case it will be the next Valuation Date.

POLICY ANNIVERSARY: The anniversary of the Policy Date.

POLICY DATE: The policy date shown on the schedule pages from which Policy Years and Policy Anniversaries are measured.

POLICY MONTH: The period from one Monthly Calculation Date up to, but not including, the next Monthly Calculation Date.

POLICY VALUE: The sum of your policy's share in the value of each subaccount plus the value of your policy allocated to the Guaranteed Interest Account.

POLICY YEAR: The first Policy Year is the one-year period from the Policy Date up to, but not including, the first Policy Anniversary. Each succeeding Policy Year is the one-year period from the Policy Anniversary up to, but not including, the next Policy Anniversary.

SEPARATE ACCOUNT: Phoenix Life Variable Universal Life Account. A separate investment account of Phoenix Life Insurance Company.

SUBACCOUNTS: The accounts within our Separate Account to which non-loaned assets under the policy are allocated.

UNIT: A standard of measurement used to determine the share of this policy in the value of each subaccount of the Account.

VALUATION DATE: Every day the New York Stock Exchange is open for trading.

VALUATION PERIOD: The period in days from the end of one Valuation Date through the next Valuation Date.

WE (OUR, US, COMPANY): Phoenix Life Insurance Company.

YOU (YOUR): The owner of this policy at the time an owner's right is exercised.

PHOENIX LIFE INSURANCE COMPANY
PO Box 22012
Albany, NY 12201-2012


Additional information about Phoenix Executive VUL(R) (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2006, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, MA 02266-8027, or by telephone
(800) 417-4769, or you can download copies from The Phoenix Companies, Inc. Website at PhoenixWealthManagement.com.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 551-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 100 F Street, NE, Room 1580, Washington, DC 20549.


Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V614

Investment Company Act File No. 811-04721

[logo] PHOENIX WEALTH MANAGEMENT(R)


LO986 PR (C) 2006 Phoenix Life Insurance Company

           [logo] Printed on recycled paper.                                5-06

                                     PART B

================================================================================
                                 CORPORATE EDGE
================================================================================

                                                                     [VERSION A]

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2006


                                  ------------

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2006. You may obtain a copy of the prospectus without charge by contacting us at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.


                                  ------------

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Phoenix Life Insurance Company..........................................     2

The Separate Account....................................................     2

The Policy..............................................................     3

Servicing Agent.........................................................     3


Underwriter.............................................................     3


Performance History.....................................................     4

Voting Rights...........................................................     6

Safekeeping of the Separate Account's Assets............................     7

State Regulation........................................................     7

Reports.................................................................     7

Experts ................................................................     7

Separate Account Financial Statements...................................  SA-1

Company Financial Statements............................................   F-1

                                 --------------

If you have any questions, please contact us at:   [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                               P.O. Box 8027
                                                               Boston, MA 02266-8027

                                                   [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                               (800) 417-4769

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became an indirect wholly owned subsidiary of The Phoenix Companies, Inc., a publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.



THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Phoenix established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

New York law requires all income, gains or losses of the Account be credited to or charged against amounts placed in the Account without regard to the other income, gains and losses, whether or not realized, of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

Phoenix does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Separate Account.

REINVESTMENT AND REDEMPTION

All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS

We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES

We establish the unit value of each subaccount of the Separate Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

    (A) + (B)
    ---------  - (D) where:
       (C)

(A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) = The amount of any dividend capital gain distribution received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) = The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Separate Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT

The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE

We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY

We may not contest this policy or any attached rider after it has been in force for two years provided the person insured is alive during that time.

MISSTATEMENT OF AGE OR SEX

If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS

Policies issued on or after June 25, 2001 are not eligible to share in Phoenix's profits or surplus earnings.

Owners of policies issued before June 25, 2001 may share in Phoenix's divisible surplus to the extent decided annually by the Phoenix Board of Directors. We do not expect that the Board will authorize such payments since you will be participating directly in the Account's investment results.

REDUCTIONS IN CHARGES

Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the size or nature of such policy or policies will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond]  the number of insureds,

[diamond]  total premiums expected to be paid,

[diamond]  total assets under management for the policy owner,

[diamond]  the nature of the relationship among individual insureds,

[diamond]  the purpose for which the policies are being purchased,

[diamond]  where there is a preexisting relationship with us, such as being an employee of Phoenix or its affiliates and their spouses; or employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

[diamond]  internal transfers from other policies or contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate, and

[diamond]  other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.


SERVICING AGENT
--------------------------------------------------------------------------------


The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area located at 31 Tech Valley Drive, East Greenbush, New York 12061. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2006 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


----------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
------------------------------- --------------------------

             2003                     $1.7 Million
------------------------------- --------------------------
             2004                     $2.2 Million
------------------------------- --------------------------
             2005                     $1.9 Million

----------------------------------------------------------



UNDERWRITER
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated November 1, 2000. Its principal business address is One American Row, Hartford, CT 06103-2899. PEPCO is a directly wholly owned subsidiary of Phoenix Investment Partners, Inc. ("PXP"). PXP is an indirectly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.


PEPCO, an affiliate of Phoenix, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix. The basis of the mortality rates guaranteed in the policy is the 1980 Commissioners'

Standard Ordinary Mortality Table, adjusted for risk classifications.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:


The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2005:


Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:.........................$1.000000

Value of the same account (excluding capital changes) at the end of the 7-day period:.....................................$1.000700
Calculation:
   Ending account value.........................................$1.000700
   Less beginning account value.................................$1.000000
   Net change in account value..................................$0.000700
Base period return:
   (adjusted change/beginning account value)....................$0.000700
Current annual yield = return x (365/7) =...........................3.65%
Effective annual yield = [(1 + return)(365/7)] - 1 =................3.79%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.


Non-standardized performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Non-standardized performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.


Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

-------------------------------------------------------------------------------------------------------------------
                 NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------
                                                           INCEPTION
   SERIES                                                    DATE     1 YEAR    5 YEARS  10 YEARS  SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         5/5/1993    8.83%     -2.70%   5.99%     8.99%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                  5/2/1994    5.31%     -1.44%   7.46%     9.05%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                          9/10/2001   7.62%                        9.67%
-------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  1/25/1995   14.45%    -1.51%   10.13%    14.92%
-------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                   10/1/1997   4.68%     0.24%              4.61%
-------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II           3/28/1994   2.03%     4.78%    5.43%     5.58%
-------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         3/1/1994    2.66%     7.33%    5.89%     6.28%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                       11/3/1997   16.85%    6.55%              9.26%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                11/3/1997   8.86%     0.19%              1.50%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                              11/3/1997   5.67%     -3.61%             4.41%
-------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                            1/6/1999    1.60%     8.82%              8.51%
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              11/8/1996   10.55%    8.03%              9.50%
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               9/27/1996   27.43%    17.41%             2.98%
-------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                          5/11/1992   10.17%    3.38%    8.10%     9.34%
-------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                    11/28/1988   3.55%     6.37%    9.25%     10.07%
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           3/15/1994   8.86%     6.07%    9.38%     9.24%
-------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                      11/4/1997   3.99%     9.87%              8.49%
-------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                       12/3/2001   1.31%                        8.53%
-------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                   12/11/1989   3.25%     3.10%    10.22%    11.94%
-------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                        9/15/1999   8.22%     10.30%             15.34%
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                    7/11/2002   2.90%                        10.80%
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                    8/2/2002    8.15%                        14.76%
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                   9/18/2001   4.86%                        4.96%
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                      7/13/2000   14.06%    5.72%              3.79%
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                  7/16/2001   9.71%                        11.90%
-------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                             12/31/1982   3.71%     -7.49%   2.50%     11.43%
-------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                              3/2/1998    4.18%     -6.30%             4.92%
-------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                             1/29/1996   1.18%     -7.11%             5.96%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      5/1/1990    18.57%    4.09%    8.53%     7.92%
-------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                 12/15/1999   8.85%     -5.77%             -5.74%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                      8/12/2002   15.64%                       19.48%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series           7/14/1997   3.69%     -0.68%             4.20%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995    15.10%    20.70%   16.22%    16.90%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                    3/2/1998    4.80%     0.98%              4.22%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                   8/15/2000   9.34%     -1.74%             -4.58%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series               9/17/1984   1.79%     3.39%    7.72%     10.44%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        10/8/1982   2.58%     1.85%    3.53%     5.27%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/31/1982   1.78%     7.77%    6.93%     9.17%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        6/2/2003    1.36%                        3.74%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      8/12/2002   -0.91%                       5.51%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               8/12/2002   9.10%                        16.27%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series          8/12/2002   8.65%                        14.14%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            12/15/1999   1.05%     1.37%              0.59%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                8/15/2000   1.24%     -7.07%             -14.23%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998    7.73%     15.51%             8.62%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/2000   7.46%     14.96%             16.02%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                         3/2/1998    5.43%     -1.14%             7.17%
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             5/1/2003    -5.24%                       -6.31%
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             5/7/1997    3.96%     -4.01%             2.81%
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  5/1/2002    13.71%                       6.71%
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                 4/30/2003   7.38%                        13.54%
-------------------------------------------------------------------------------------------------------------------
Wanger International Select                                2/1/1999    16.43%    4.91%              12.81%
-------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             5/1/1995    21.53%    9.84%    14.74%    16.96%
-------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2/1/1999    10.49%    11.67%             14.52%
-------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              5/1/1995    11.25%    11.81%   15.27%    15.89%
-------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

The Dow Jones Industrial Average(SM)  (DJIA)
First Boston High Yield Index
Salomon Brothers Corporate Index
Salomon Brothers Government Bond Index
Standard & Poor's 500 Index(R) (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

Lipper Analytical Services
Morningstar, Inc.
Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

Barron's
Business Week
Changing Times
Consumer Reports
Financial Planning
Financial Services Weekly
Forbes
Fortune
Investor's Business Daily
Money
The New York Times
Personal Investor
Registered Representative
U.S. News and World Report
The Wall Street Journal

The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.


VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the funds' shares held by a subaccount at all regular and special shareholder meetings of the funds. Such voting will be according to your instructions to the extent required by law. However, we may elect to vote fund shares at our own discretion should the 1940 Act or any regulation thereunder be amended, or if its present interpretation should change allowing us to do so.

We will determine the number of votes you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. Fractional shares will be recognized.

We will vote the shares for which we receive no timely instructions in the same proportion as the shares for which we do receive votes. When we receive instructions to abstain from voting on any item, we reduce the number of votes cast on that item accordingly.

You will receive proxy materials, reports and other materials related to the funds.

We may disregard voting instructions when required by state insurance regulatory authorities, if the instructions could cause a change in the sub-classification or investment objective of a portfolio or to approve or disapprove an investment advisory contract. We may also disregard voting instructions that would make changes to a portfolio's investment policies or investment advisor that violate state law or regulations. We may disregard voting instructions that would result in an adverse effect on our General Account or result in overly speculative or unsound investments contrary to state law. Should we ever disregard voting instructions, we will promptly report it to policy owners along with the reasons for doing so.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the assets of the Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


STATE REGULATION
--------------------------------------------------------------------------------

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation includes certain limitations on the investments which we may make, including investments for the Separate Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Separate Account.


REPORTS
--------------------------------------------------------------------------------

We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Universal Life Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Kathleen A. McGah, Vice President and Counsel, and Brian Giantonio, Vice President and Counsel, Phoenix Life Insurance Company, have provided opinions on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

A N N U A L  R E P O R T




                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT




                                                               DECEMBER 31, 2005










                                [LOGO]PHOENIX(R)

                   OL4262(C) 2006 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005


                                                   AIM V.I. CAPITAL    AIM V.I. MID CAP                       ALGER AMERICAN
                                                    APPRECIATION -       CORE EQUITY -    AIM V.I. PREMIER  LEVERAGED ALLCAP -
                                                       CLASS I              CLASS I       EQUITY - CLASS I        CLASS O
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $     7,262,201     $     5,136,489    $     4,456,839    $     12,856,088
       Shares                                     {        294,255}   {        377,406}  {        199,679}  {         369,640}
       Cost                                       {$     5,971,213}   {$     5,055,127}  {$     4,132,497}  {$      9,715,185}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $     7,262,201     $     5,136,489    $     4,456,839    $     12,856,088

Liabilities:
    Payable to Phoenix Life Insurance Company      $           139     $            98    $            72    $            233
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $     7,262,062     $     5,136,391    $     4,456,767    $     12,855,855
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                              7,454,475           4,726,074          4,871,286          18,062,708
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.06     $          1.10    $          0.92    $           0.96
             Estate Edge(R)                        $          0.95     $          1.09    $          0.89    $           0.66
             Estate Strategies                     $          1.04     $          1.09    $           -      $            -
             Executive Benefit                     $          1.06     $           -      $          0.92    $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          0.97     $          1.09    $          0.92    $           0.68
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          1.04     $          1.09    $           -      $           0.70
             The Phoenix Edge(R)--SPVL             $          1.06     $          1.10    $          0.92    $           0.92


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                                           ANCHOR AND
                                                    ANCHOR - CAPITAL     GOVERNMENT AND                       ANCHOR - GROWTH
                                                      APPRECIATION-       QUALITY BOND     ANCHOR - GROWTH       AND INCOME
                                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $     2,987,618     $       422,024    $     2,424,601    $        275,475
       Shares                                     {         81,207}   {         28,548}  {         85,999}  {          24,673}
       Cost                                       {$     2,644,663}   {$       410,548}  {$     2,290,664}  {$        313,944}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $     2,987,618     $       422,024    $     2,424,601    $        275,475

Liabilities:
    Payable to Phoenix Life Insurance Company      $           -       $           -      $           -      $            -
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $     2,987,618     $       422,024    $     2,424,601    $        275,475
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                                 32,844               9,525             26,964               7,122
                                                   =================   =================  =================  =================

          Unit Value
             RSVP Variable Life                    $         97.37     $         30.61    $         61.23    $          39.94
             ICAP Plus Variable Life               $         90.85     $         44.36    $         92.17    $          38.60


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)

                                                   ANCHOR - MONEY      ANCHOR - MULTI     ANCHOR - NATURAL   ANCHOR - STRATEGIC
                                                        MARKET              ASSET             RESOURCES         MULTI-ASSET
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $       527,426     $     2,864,220    $       796,132    $      1,643,738
       Shares                                     {        527,426}   {        375,515}  {         18,205}  {         189,521}
       Cost                                       {$       527,426}   {$     3,882,122}  {$       418,401}  {$      1,754,201}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $       527,426     $     2,864,220    $       796,132    $      1,643,738

Liabilities:
    Payable to Phoenix Life Insurance Company      $           -       $           -      $           -      $            -
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $       527,426     $     2,864,220    $       796,132    $      1,643,738
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                                 23,622              71,183             11,197              39,103
                                                   =================   =================  =================  =================

          Unit Value
             RSVP Variable Life                    $         18.52     $         40.45    $         68.29    $          44.10
             ICAP Plus Variable Life               $         22.84     $         40.23    $         71.53    $          41.85


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                    FEDERATED FUND     FEDERATED HIGH                          FIDELITY VIP
                                                         FOR          INCOME BOND FUND     FIDELITY VIP          GROWTH
                                                   U.S. GOVERNMENT       II - PRIMARY     CONTRAFUND(R) -    OPPORTUNITIES -
                                                    SECURITIES II          SHARES          SERVICE CLASS      SERVICE CLASS
                                                      SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $    35,456,607     $    12,943,490    $    54,365,630    $      3,630,624
       Shares                                     {      3,121,180}   {      1,672,286}  {      1,757,699}  {         209,499}
       Cost                                       {$    35,653,271}   {$    12,873,802}  {$    40,763,690}  {$      2,986,132}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $    35,456,607     $    12,943,490    $    54,365,630    $      3,630,624

Liabilities:
    Payable to Phoenix Life Insurance Company      $           632     $           270    $         1,011    $             68
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $    35,455,975     $    12,943,220    $    54,364,619    $      3,630,556
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             26,910,333          10,443,985         42,539,853           4,209,445
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.30     $          1.40    $          1.45    $           1.12
             Estate Edge(R)                        $          1.34     $          1.23    $          1.22    $           0.83
             Estate Strategies                     $          1.20     $          1.37    $          1.50    $            -
             Executive Benefit                     $          1.22     $           -      $          1.53    $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          1.35     $          1.23    $          1.23    $           0.83
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          1.21     $          1.27    $          1.40    $            -
             The Phoenix Edge(R)--SPVL             $          1.25     $          1.33    $          1.52    $           1.12


                        See Notes to Financial Statements
                                      SA-4

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                     FIDELITY VIP                                              LORD ABBETT
                                                       GROWTH -             LAZARD          LORD ABBETT         GROWTH AND
                                                       SERVICE            RETIREMENT      BOND-DEBENTURE         INCOME -
                                                        CLASS             SMALL CAP         - CLASS VC           CLASS VC
                                                      SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $    16,886,777     $     2,012,180    $     4,221,375    $     20,019,222
       Shares                                     {        503,182}   {        123,371}  {        367,396}  {         765,261}
       Cost                                       {$    14,349,487}   {$     1,963,050}  {$     4,271,190}  {$     20,176,859}
                                                   ---------------   -----------------  -----------------  -----------------
    Total Assets                                   $    16,886,777     $     2,012,180    $     4,221,375    $     20,019,222

Liabilities:
    Payable to Phoenix Life Insurance Company      $           329     $            41    $            67    $            392
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $    16,886,448     $     2,012,139    $     4,221,308    $     20,018,830
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             24,379,441           1,834,389          4,111,653          19,010,539
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          0.80     $          1.10    $          1.03    $           1.06
             Estate Edge(R)                        $          0.67     $          1.10    $          1.03    $           1.05
             Estate Strategies                     $          0.92     $          1.10    $          1.03    $           1.06
             Executive Benefit                     $           -       $           -      $           -      $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          0.68     $          1.10    $          1.03    $           1.05
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          0.81     $           -      $          1.03    $           1.05
             The Phoenix Edge(R)--SPVL             $          0.81     $          1.10    $          1.03    $           1.06


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                     LORD ABBETT         MUTUAL SHARES        PHOENIX            PHOENIX
                                                       MID-CAP           SECURITIES -         MID-CAP           STRATEGIC
                                                   VALUE - CLASS VC         CLASS 2            GROWTH             THEME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $     9,721,940     $    32,505,197    $    18,486,826    $     21,828,607
       Shares                                     {        460,974}   {      1,788,949}  {      1,429,873}  {       2,089,486}
       Cost                                       {$     9,325,892}   {$    28,140,577}  {$    21,809,089}  {$     35,033,806}
                                                   -----------------   -----------------  ----------------  -----------------
    Total Assets                                   $     9,721,940     $    32,505,197    $    18,486,826    $     21,828,607

Liabilities:
    Payable to Phoenix Life Insurance Company      $           196     $           611    $           390    $            474
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $     9,721,744     $    32,504,586    $    18,486,436    $     21,828,133
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                              8,949,199          19,750,970         14,325,844          14,790,132
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.09     $          1.35    $          0.73    $           0.69
             Estate Edge(R)                        $          1.09     $          1.72    $          1.31    $           1.50
             Estate Strategies                     $          1.09     $          1.33    $           -      $            -
             Executive Benefit                     $           -       $          1.35    $          0.80    $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          1.09     $          1.70    $          1.34    $           1.50
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          1.09     $          1.56    $          1.24    $           1.54
             The Phoenix Edge(R)--SPVL             $          1.09     $          1.40    $          0.74    $           0.67


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                                                 PHOENIX-
                                                       PHOENIX-                             PHOENIX-ALGER       ALLIANCE/
                                                       ABERDEEN           PHOENIX-AIM         SMALL-CAP         BERNSTEIN
                                                     INTERNATIONAL          GROWTH             GROWTH         ENHANCED INDEX
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $    74,717,463     $    21,629,692    $     3,328,682    $     39,178,936
       Shares                                     {      5,229,599}   {      3,099,096}  {        213,178}  {       3,462,029}
       Cost                                       {$    71,095,642}   {$    25,472,186}  {$     3,009,076}  {$     43,758,325}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $    74,717,463     $    21,629,692    $     3,328,682    $     39,178,936

Liabilities:
    Payable to Phoenix Life Insurance Company      $         1,606     $           454    $            67    $            830
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $    74,715,857     $    21,629,238    $     3,328,615    $     39,178,106
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             26,527,488          33,049,133          1,868,020          29,693,543
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.26     $          0.86    $          1.83    $           0.95
             Estate Edge(R)                        $          2.90     $          0.63    $          1.78    $           1.34
             Estate Strategies                     $          1.46     $          0.85    $          1.80    $            -
             Executive Benefit                     $           -       $          0.82    $           -      $           1.03
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          2.89     $          0.66    $          1.78    $           1.34
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          3.04     $          0.64    $           -      $           1.31
             The Phoenix Edge(R)--SPVL             $          1.21     $          0.70    $          1.83    $           1.00


                        See Notes to Financial Statements
                                      SA-7

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                     PHOENIX-DUFF &
                                                   PHELPS REAL ESTATE   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN
                                                       SECURITIES        CAPITAL GROWTH   GROWTH AND INCOME   SMALL-CAP GROWTH
                                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $    35,760,273     $   186,649,857    $    32,167,322    $      6,150,567
       Shares                                     {      1,259,830}   {     12,638,223}  {      2,569,503}  {         791,690}
       Cost                                       {$    23,345,463}   {$   231,840,343}  {$    29,992,821}  {$      4,767,782}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $    35,760,273     $   186,649,857    $    32,167,322    $      6,150,567

Liabilities:
    Payable to Phoenix Life Insurance Company      $           716     $         4,075    $           659    $            128
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $    35,759,557     $   186,645,782    $    32,166,663    $      6,150,439
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                              9,162,604          51,064,098         25,382,276           8,687,061
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          2.67     $          0.91    $          1.09    $           0.95
             Estate Edge(R)                        $          4.10     $          3.70    $          1.24    $           0.64
             Estate Strategies                     $          2.45     $           -      $          1.07    $            -
             Executive Benefit                     $          2.49     $           -      $           -      $           1.14
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          4.10     $          3.70    $          1.30    $           0.72
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          4.22     $          3.91    $          1.23    $           1.09
             The Phoenix Edge(R)--SPVL             $          2.63     $          0.62    $          1.21    $           1.12


                        See Notes to Financial Statements
                                      SA-8

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                   PHOENIX-ENGEMANN                                           PHOENIX-GOODWIN
                                                      STRATEGIC        PHOENIX-ENGEMANN   PHOENIX-GOODWIN      MULTI-SECTOR
                                                      ALLOCATION        VALUE EQUITY       MONEY MARKET        FIXED INCOME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $    76,321,204     $    37,974,837    $    58,624,848    $     81,241,896
       Shares                                     {      5,540,037}   {      2,764,768}  {      5,862,485}  {       8,890,407}
       Cost                                       {$    76,694,471}   {$    34,543,528}  {$    58,624,848}  {$     82,665,251}
    Dividends receivable                           $           -       $           -      $         5,913    $            -
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $    76,321,204     $    37,974,837    $    58,630,761    $     81,241,896

Liabilities:
    Payable to Phoenix Life Insurance Company      $         1,621     $           748    $         1,151    $          1,533
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $    76,319,583     $    37,974,089    $    58,629,610    $     81,240,363
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             19,363,526          25,376,307         35,904,556          24,918,631
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.19     $          0.98    $          1.11    $           1.41
             Estate Edge(R)                        $          4.17     $          1.56    $          1.72    $           3.38
             Estate Strategies                     $          1.15     $          1.03    $          1.05    $           1.38
             Executive Benefit                     $          1.19     $          1.02    $          1.08    $           1.41
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          4.17     $          1.60    $          1.73    $           3.38
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          4.43     $          1.55    $          2.14    $           3.86
             The Phoenix Edge(R)--SPVL             $          1.18     $          0.98    $          1.10    $           1.47


                        See Notes to Financial Statements
                                      SA-9

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                    PHOENIX-GOODWIN                         PHOENIX-KAYNE      PHOENIX-LAZARD
                                                   MULTI-SECTOR SHORT   PHOENIX-KAYNE     SMALL-CAP QUALITY    INTERNATIONAL
                                                      TERM BOND        RISING DIVIDENDS         VALUE          EQUITY SELECT
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $     9,461,121     $     2,589,788    $     3,392,149    $     11,636,346
       Shares                                     {        953,271}   {        226,684}  {        222,139}  {         773,622}
       Cost                                       {$     9,568,412}   {$     2,446,944}  {$     2,893,561}  {$      9,644,664}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $     9,461,121     $     2,589,788    $     3,392,149    $     11,636,346

Liabilities:
    Payable to Phoenix Life Insurance Company      $           180     $            51    $            67    $            220
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $     9,460,941     $     2,589,737    $     3,392,082    $     11,636,126
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                              8,761,492           2,212,481          2,086,205           7,610,721
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.10     $          1.20    $          1.67    $           1.57
             Estate Edge(R)                        $          1.08     $          1.17    $          1.62    $           1.52
             Estate Strategies                     $          1.09     $          1.18    $           -      $            -
             Executive Benefit                     $           -       $           -      $           -      $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          1.08     $          1.17    $          1.62    $           1.52
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          1.09     $          1.18    $          1.64    $           1.54
             The Phoenix Edge(R)--SPVL             $          1.10     $          1.20    $          1.67    $           1.57



                        See Notes to Financial Statements
                                      SA-10

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                           PHOENIX-SANFORD    PHOENIX-SANFORD
                                                   PHOENIX-NORTHERN    PHOENIX-NORTHERN   BERNSTEIN MID-CAP   BERNSTEIN SMALL-
                                                        DOW 30        NASDAQ-100 INDEX(R)      VALUE            CAP VALUE
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $     7,873,562     $     7,135,005    $    34,422,268    $     21,153,954
       Shares                                     {        851,786}   {      1,637,389}  {      2,456,078}  {       1,242,863}
       Cost                                       {$     7,284,057}   {$     6,991,024}  {$    26,941,857}  {$     16,900,053}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $     7,873,562     $     7,135,005    $    34,422,268    $     21,153,954

Liabilities:
    Payable to Phoenix Life Insurance Company      $           154     $           150    $           697    $            426
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $     7,873,408     $     7,134,855    $    34,421,571    $     21,153,528
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                              7,887,390          16,363,811         19,165,580          10,409,729
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.08     $          0.55    $          1.94    $           1.87
             Estate Edge(R)                        $          1.05     $          0.53    $          1.73    $           1.93
             Estate Strategies                     $          1.06     $           -      $          1.85    $           1.81
             Executive Benefit                     $          1.08     $          0.90    $          1.95    $           1.85
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          0.97     $          0.41    $          1.80    $           2.09
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          1.06     $          0.95    $          2.02    $           1.81
             The Phoenix Edge(R)--SPVL             $          1.06     $          0.98    $          2.26    $           1.85


                        See Notes to Financial Statements
                                      SA-11

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                                                SCUDDER VIT
                                                                                           RYDEX VARIABLE         EQUITY
                                                    RYDEX VARIABLE      RYDEX VARIABLE      TRUST SECTOR        500 INDEX -
                                                      TRUST JUNO          TRUST NOVA          ROTATION            CLASS A
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $       513,215     $       574,611    $     2,548,963    $     29,129,027
       Shares                                     {         24,674}   {         67,127}  {        200,864}  {       2,221,894}
       Cost                                       {$       587,134}   {$       472,412}  {$     2,295,649}  {$     25,433,919}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $       513,215     $       574,611    $     2,548,963    $     29,129,027

Liabilities:
    Payable to Phoenix Life Insurance Company      $            10     $            13    $            55    $            419
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $       513,205     $       574,598    $     2,548,908    $     29,128,608
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                                582,675             402,083          1,779,182          24,234,041
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          0.90     $          1.46    $          1.46    $           1.23
             Estate Edge(R)                        $          0.88     $          1.43    $          1.43    $           1.19
             Estate Strategies                     $           -       $           -      $           -      $           1.21
             Executive Benefit                     $           -       $           -      $           -      $           1.23
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          0.88     $          1.43    $          1.43    $           1.19
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $           -       $           -      $           -      $           1.20
             The Phoenix Edge(R)--SPVL             $          0.90     $           -      $          1.46    $           1.23


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                                          TEMPLETON         TEMPLETON
                                                                      DEVELOPING MARKETS     FOREIGN         TEMPLETON-GLOBAL
                                                     TECHNOLOGY -        SECURITIES -       SECURITIES -     ASSET ALLOCATION
                                                       CLASS I             CLASS 2            CLASS 2            CLASS 2
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $     6,611,353     $     2,141,949    $    20,939,338    $        980,573
       Shares                                     {      1,846,747}   {        196,509}  {      1,340,547}  {          46,962}
       Cost                                       {$    15,992,627}   {$     1,312,527}  {$    17,763,139}  {$        902,415}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $     6,611,353     $     2,141,949    $    20,939,338    $        980,573

Liabilities:
    Payable to Phoenix Life Insurance Company      $           139     $            47    $           415    $             21
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $     6,611,214     $     2,141,902    $    20,938,923    $        980,552
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             22,327,069             920,482         15,501,763             610,568
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          0.67     $          2.27    $          1.24    $           1.46
             Estate Edge(R)                        $          0.28     $          2.33    $          1.30    $           1.62
             Estate Strategies                     $           -       $           -      $          1.27    $            -
             Executive Benefit                     $          0.59     $           -      $          1.29    $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          0.30     $          2.33    $          1.40    $           1.59
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          0.29     $          2.29    $          1.39    $            -
             The Phoenix Edge(R)--SPVL             $          0.35     $          2.27    $          1.24    $           1.37


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                   TEMPLETON GROWTH         WANGER             WANGER
                                                     SECURITIES -        INTERNATIONAL     INTERNATIONAL
                                                       CLASS 2              SELECT           SMALL CAP         WANGER SELECT
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $    19,692,932     $    10,353,593    $    54,231,924    $     13,086,731
       Shares                                     {      1,425,991}   {        527,437}  {      1,770,549}  {         577,526}
       Cost                                       {$    15,908,853}   {$     8,016,724}  {$    40,366,690}  {$      9,655,612}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $    19,692,932     $    10,353,593    $    54,231,924    $     13,086,731

Liabilities:
    Payable to Phoenix Life Insurance Company      $           395     $           211    $         1,131    $            251
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $    19,692,537     $    10,353,382    $    54,230,793    $     13,086,480
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             11,542,507           5,072,228         19,512,147           5,884,346
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.35     $          1.27    $          1.53    $           1.73
             Estate Edge(R)                        $          1.78     $          1.93    $          2.86    $           1.99
             Estate Strategies                     $          1.33     $          1.47    $          1.71    $           1.70
             Executive Benefit                     $           -       $           -      $          1.74    $           1.80
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          1.74     $          2.26    $          2.86    $           2.51
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          1.32     $          0.99    $          2.94    $           1.69
             The Phoenix Edge(R)--SPVL             $          1.34     $          1.32    $          1.58    $           1.74


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                      WANGER U.S.
                                                   SMALLER COMPANIES
                                                      SUBACCOUNT
                                                   -----------------
Assets:
    Investments at fair value                      $    89,737,939
       Shares                                     {      2,571,288}
       Cost                                       {$    54,921,564}
                                                   -----------------
    Total Assets                                   $    89,737,939

Liabilities:
    Payable to Phoenix Life Insurance Company      $         1,871
                                                   -----------------
          Total Net Assets                         $    89,736,068
                                                   =================
                                                   =================
          Units Outstanding                             33,468,803
                                                   =================

          Unit Value
             Corporate Edge                        $          1.85
             Estate Edge(R)                        $          2.73
             Estate Strategies                     $          1.57
             Executive Benefit                     $           -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          2.73
             Phoenix Express VUL(SM)               $           -
             The Phoenix Edge(R)                   $          2.76
             The Phoenix Edge(R)--SPVL             $          1.84


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                     AIM V.I. CAPITAL    AIM V.I. MID CAP                        ALGER AMERICAN
                                                       APPRECIATION        CORE EQUITY -     AIM V.I. PREMIER       LEVERAGED
                                                         CLASS I             CLASS I         EQUITY - CLASS I    ALLCAP - CLASS O
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $         4,367     $       25,860      $       36,395      $           -
Expenses:
      Mortality and expense fees                              43,375              34,587              24,062              75,161
      Indexing (gain) loss                                        11                  66                  19                (102)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 (39,019)             (8,793)             12,314             (75,059)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             21,173              11,997              12,081              (9,161)
      Realized gain distributions                                -               158,071                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                    21,173             170,068              12,081              (9,161)
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        581,532             192,130             193,212           1,526,372
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       563,686     $       353,405     $       217,607     $     1,442,152
                                                    =================   =================   =================   =================


                                                                             ANCHOR
                                                                           GOVERNMENT
                                                     ANCHOR - CAPITAL      AND QUALITY                            ANCHOR - GROWTH
                                                      APPRECIATION-            BOND          ANCHOR - GROWTH         AND INCOME
                                                        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $         8,786     $        16,788     $        23,180     $         3,109
Expenses:
      Mortality and expense fees                              13,131               2,309              11,684               1,516
      Indexing (gain) loss                                       -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                  (4,345)             14,479              11,496               1,593
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             13,426              17,978               5,828             (16,555)
      Realized gain distributions                                -                   -                97,328              13,288
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                    13,426              17,978             103,156              (3,267)
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        298,518             (20,091)             43,578              14,046
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       307,599     $        12,366     $       158,230     $        12,372
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                  (CONTINUED)


                                                     ANCHOR - MONEY      ANCHOR - MULTI-     ANCHOR - NATURAL   ANCHOR - STRATEGIC
                                                          MARKET              ASSET              RESOURCES          MULTI-ASSET
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $        12,088     $        53,778     $         3,288     $        11,475
Expenses:
      Mortality and expense fees                               2,522              12,875               3,074               7,516
      Indexing (gain) loss                                       -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                   9,566              40,903                 214               3,959
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                -               (58,937)             21,110             (18,649)
      Realized gain distributions                                -               121,880              31,162                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                       -                62,943              52,272             (18,649)
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                            -               (10,225)            188,271             148,244
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $         9,566     $        93,621     $       240,757     $       133,554
                                                    =================   =================   =================   =================


                                                      FEDERATED FUND      FEDERATED HIGH                          FIDELITY VIP
                                                           FOR           INCOME BOND FUND      FIDELITY VIP          GROWTH
                                                     U.S. GOVERNMENT        II - PRIMARY      CONTRAFUND(R) -     OPPORTUNITIES -
                                                      SECURITIES II           SHARES           SERVICE CLASS      SERVICE CLASS
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $     1,089,596     $       924,575     $        86,591     $        21,248
Expenses:
      Mortality and expense fees                             198,815              87,400             315,022              19,742
      Indexing (gain) loss                                       105                 181                 365                  13
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 890,676             836,994            (228,796)              1,493
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                606             (30,091)          1,530,480              12,837
      Realized gain distributions                                -                   -                 7,872                 -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                       606             (30,091)          1,538,352              12,837
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       (473,487)           (645,404)          6,373,123             246,981
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       417,795     $       161,499     $     7,682,679     $       261,311
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                       FIDELITY VIP                                                LORD ABBETT
                                                         GROWTH -             LAZARD            LORD ABBETT         GROWTH AND
                                                         SERVICE            RETIREMENT        BOND-DEBENTURE         INCOME -
                                                          CLASS             SMALL CAP           - CLASS VC           CLASS VC
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $        69,471     $           -       $       202,638     $       190,967
Expenses:
      Mortality and expense fees                             120,154               8,503              16,578              77,270
      Indexing (gain) loss                                        38                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 (50,721)             (8,503)            186,060             113,697
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            122,607                 356              19,173               5,219
      Realized gain distributions                                -               125,465              44,344           1,166,777
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                   122,607             125,821              63,517           1,171,996
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        642,307              49,130             (49,815)           (157,637)
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       714,193     $       166,448     $       199,762     $     1,128,056
                                                    =================   =================   =================   =================


                                                       LORD ABBETT         MUTUAL SHARES         PHOENIX             PHOENIX
                                                         MID-CAP           SECURITIES -          MID-CAP            STRATEGIC
                                                     VALUE - CLASS VC         CLASS 2            GROWTH               THEME
                                                        SUBACCOUNT           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                     -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $        41,000     $       170,553     $           -       $           -
Expenses:
      Mortality and expense fees                              41,848             141,355             152,351             178,759
      Indexing (gain) loss                                       -                   135                (228)               (461)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                    (848)             29,063            (152,123)           (178,298)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              4,045              11,602            (418,828)         (2,316,699)
      Realized gain distributions                            560,215              63,888                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                   564,260              75,490            (418,828)         (2,316,699)
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        396,048           2,080,109           1,153,950           2,452,110
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       959,460     $     2,184,662     $       582,999     $       (42,887)
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                  (CONNTINUED)


                                                                                                                    PHOENIX-
                                                         PHOENIX-                              PHOENIX-ALGER        ALLIANCE/
                                                         ABERDEEN           PHOENIX-AIM          SMALL-CAP          BERNSTEIN
                                                       INTERNATIONAL          GROWTH              GROWTH          ENHANCED INDEX
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $     2,888,938     $           -       $           -       $       492,177
Expenses:
      Mortality and expense fees                             522,964             164,012              20,948             304,279
      Indexing (gain) loss                                       796                  82                  (7)                126
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                               2,365,178            (164,094)            (20,941)            187,772
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           (165,916)           (726,575)             19,812            (380,402)
      Realized gain distributions                                -                   -               276,540                 -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                  (165,916)           (726,575)            296,352            (380,402)
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                      9,064,538           2,466,588             156,111           1,308,900
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $    11,263,800     $     1,575,919     $       431,522     $     1,116,270
                                                    =================   =================   =================   =================


                                                       PHOENIX-DUFF &
                                                     PHELP REAL ESTATE   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN     PHOENIX-ENGEMANN
                                                        SECURITIES        CAPITAL GROWTH    GROWTH AND INCOME    SMALL-CAP GROWTH
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $       572,907     $       121,556     $       346,937     $           -
Expenses:
      Mortality and expense fees                             240,436           1,511,674             250,568              47,192
      Indexing (gain) loss                                      (338)             (1,891)                276                 (41)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 332,809          (1,388,227)             96,093             (47,151)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            524,307          (8,916,627)            218,672              95,712
      Realized gain distributions                          1,738,072                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                 2,262,379          (8,916,627)            218,672              95,712
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                      1,894,594          14,894,120           1,039,293             334,341
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $     4,489,782     $     4,589,266     $     1,354,058     $       382,902
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                  (CONTINUED)


                                                     PHOENIX-ENGEMANN                                            PHOENIX-GOODWIN
                                                        STRATEGIC        PHOENIX-ENGEMANN    PHOENIX-GOODWIN       MULTI-SECTOR
                                                        ALLOCATION        VALUE EQUITY        MONEY MARKET         FIXED INCOME
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $     1,837,294     $       464,295     $     1,580,918     $     3,800,223
Expenses:
      Mortality and expense fees                             618,277             296,239             449,747             540,353
      Indexing (gain) loss                                       156                 214                 300                 527
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                               1,218,861             167,842           1,130,871           3,259,343
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            100,332             542,627                 -                  (302)
      Realized gain distributions                          2,093,933                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                 2,194,265             542,627                 -                  (302)
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                     (2,728,483)          1,038,289                 -            (2,388,744)
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       684,643     $     1,748,758     $     1,130,871     $       870,297
                                                    =================   =================   =================   =================


                                                     PHOENIX-GOODWIN                          PHOENIX-KAYNE       PHOENIX-LAZARD
                                                      MULTI-SECTOR        PHOENIX-KAYNE         SMALL-CAP         INTERNATIONAL
                                                     SHORT TERM BOND     RISING DIVIDENDS     QUALITY VALUE       EQUITY SELECT
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $       272,341     $        37,300     $        46,985     $       122,039
Expenses:
      Mortality and expense fees                              50,002              18,461              20,850              62,486
      Indexing (gain) loss                                        17                  16                 -                    90
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 222,322              18,823              26,135              59,463
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             (2,890)              7,856              11,188              10,881
      Realized gain distributions                                -                18,006             119,291              53,501
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                    (2,890)             25,862             130,479              64,382
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       (148,536)            (81,833)             82,285             681,528
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $        70,896     $       (37,148)    $       238,899     $       805,373
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                  (CONTINUED)


                                                                         PHOENIX-NORTHERN    PHOENIX-SANFORD     PHOENIX-SANFORD
                                                     PHOENIX-NORTHERN       NASDAQ-100      BERNSTEIN MID-CAP    BERNSTEIN SMALL-
                                                          DOW 30             INDEX(R)             VALUE             CAP VALUE
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $       134,455     $           -       $        37,385     $           -
Expenses:
      Mortality and expense fees                              56,644              51,301             246,655             142,575
      Indexing (gain) loss                                       124                (133)                238                  95
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                  77,687             (51,168)           (209,508)           (142,670)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             30,124              16,031             432,389              41,626
      Realized gain distributions                                -                   -             2,466,756           1,135,942
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                    30,124              16,031           2,899,145           1,177,568
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       (118,415)             98,203            (468,223)            146,164
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       (10,604)    $        63,066    $      2,221,414     $     1,181,062
                                                    =================   =================   =================   =================


                                                                                                                    SCUDDER VIT
                                                                                              RYDEX VARIABLE          EQUITY
                                                      RYDEX VARIABLE      RYDEX VARIABLE       TRUST SECTOR         500 INDEX -
                                                        TRUST JUNO          TRUST NOVA           ROTATION             CLASS A
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $           -       $         1,398     $           -       $       347,822
Expenses:
      Mortality and expense fees                               5,396               3,660               9,045             140,137
      Indexing (gain) loss                                       -                     1                   4                 124
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                  (5,396)             (2,263)             (9,049)            207,561
                                                   -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            (85,323)              8,180              14,066              76,028
      Realized gain distributions                                -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                   (85,323)              8,180              14,066              76,028
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        (15,287)             20,135             199,811             728,054
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $      (106,006)    $        26,052     $       204,828     $     1,011,643
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                  (CONTINUED)


                                                                           TEMPLETON           TEMPLETON
                                                                        DEVELOPING MARKETS      FOREIGN         TEMPLETON-GLOBAL
                                                      TECHNOLOGY -        SECURITIES -        SECURITIES -      ASSET ALLOCATION
                                                        CLASS I             CLASS 2             CLASS 2             CLASS 2
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $           -       $        26,548     $       220,832     $        37,768
Expenses:
      Mortality and expense fees                              49,718              15,865             137,662               7,882
      Indexing (gain) loss                                      (120)                 84                 216                   6
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 (49,598)             10,599              82,954              29,880
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           (764,045)             93,953             205,815              10,593
      Realized gain distributions                                -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                  (764,045)             93,953             205,815              10,593
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        706,196             368,647           1,511,988             (14,638)
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $      (107,447)    $       473,199     $     1,800,757     $        25,835
                                                    =================   =================   =================   =================


                                                                              WANGER             WANGER
                                                     TEMPLETON GROWTH      INTERNATIONAL      INTERNATIONAL
                                                   SECURITIES - CLASS 2       SELECT            SMALL CAP          WANGER SELECT
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $       276,287     $       170,666     $       486,369     $           -
Expenses:
      Mortality and expense fees                             159,833              67,485             363,484              78,835
      Indexing (gain) loss                                       234                 168               1,392                (138)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 116,220             103,013             121,493             (78,697)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          1,490,353              95,046             506,427              62,515
      Realized gain distributions                                -                   -                   -               760,496
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                 1,490,353              95,046             506,427             823,011
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        116,111           1,169,383           8,528,527             453,993
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $     1,722,684     $     1,367,442     $     9,156,447     $     1,198,307
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                  (CONTINUED)


                                                       WANGER U.S.
                                                     SMALLER COMPANIES
                                                        SUBACCOUNT
                                                    -----------------
Income:
      Dividends                                      $           -
Expenses:
      Mortality and expense fees                             663,740
      Indexing (gain) loss                                       336
                                                    -----------------
Net investment income (loss)                                (664,076)
                                                    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          3,350,413
      Realized gain distributions                                -
                                                    -----------------
      Realized gain (loss)                                 3,350,413
                                                    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                      6,142,086
                                                    -----------------
Net increase (decrease) in net assets from
      operations                                     $     8,828,423
                                                    =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004


                                                    AIM V.I. CAPITAL APPRECIATION - CLASS I  AIM V.I. MID CAP CORE EQUITY - CLASS I
                                                                   SUBACCOUNT                              SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       (39,019)    $       (29,789)    $        (8,793)    $         4,200
          Realized gains (losses)                             21,173               2,822             170,068             191,401
          Unrealized appreciation (depreciation)
               during the year                               581,532             314,980             192,130            (110,768)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        563,686             288,013             353,405              84,833
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             1,152,583           1,057,408             663,224             462,468
          Transfers between subaccounts
               (including fixed account), net              1,104,539           1,062,088             495,102           4,204,376
          Transfers for contract
               benefits and terminations                    (397,916)           (137,408)           (626,667)           (223,322)
          Contract maintenance charges                      (394,412)           (310,695)           (263,207)            (13,821)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           1,464,794           1,671,393             268,452           4,429,701
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             2,028,480           1,959,406             621,857           4,514,534

Net assets at beginning of period                          5,233,582           3,274,176           4,514,534                 -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     7,262,062     $     5,233,582     $     5,136,391     $     4,514,534
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                                    ALGER AMERICAN LEVERAGED
                                                      AIM V.I. PREMIER EQUITY - CLASS I                 ALLCAP - CLASS O
                                                                   SUBACCOUNT                              SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        12,314     $        (3,423)    $       (75,059)    $       (73,218)
          Realized gains (losses)                             12,081               2,429              (9,161)            (65,911)
          Unrealized appreciation (depreciation)
               during the year                               193,212             189,920           1,526,372           1,043,656
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        217,607             188,926           1,442,152             904,527
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               747,776             787,165           1,730,601           2,007,128
          Transfers between subaccounts
               (including fixed account), net                 31,301              58,000          (1,452,019)          1,448,368
          Transfers for contract
               benefits and terminations                    (118,802)           (159,771)           (669,984)           (329,365)
          Contract maintenance charges                      (221,201)           (186,498)           (730,961)           (725,781)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             439,074             498,896          (1,122,363)          2,400,350
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                               656,681             687,822             319,789           3,304,877

Net assets at beginning of period                          3,800,086           3,112,264          12,536,066           9,231,189
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     4,456,767     $     3,800,086     $    12,855,855     $    12,536,066
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        ANCHOR - CAPITAL APPRECIATION       ANCHOR - GOVERNMENT AND QUALITY BOND
                                                                   SUBACCOUNT                              SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        (4,345)    $       (13,157)    $        14,479     $        34,793
          Realized gains (losses)                             13,426                 389              17,978               4,365
          Unrealized appreciation (depreciation)
               during the year                               298,518             254,740             (20,091)            (15,929)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        307,599             241,972              12,366              23,229
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                 2,141               2,346                 503                 521
          Transfers between subaccounts
               (including fixed account), net                (16,401)            (69,493)            (33,017)            (63,883)
          Transfers for contract
               benefits and terminations                    (246,431)            (46,336)           (303,573)            (12,323)
          Contract maintenance charges                       (25,858)            (26,251)             (8,487)            (10,030)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (286,549)           (139,734)           (344,574)            (85,715)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                                21,050             102,238            (332,208)            (62,486)

Net assets at beginning of period                          2,966,568           2,864,330             754,232             816,718
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     2,987,618     $     2,966,568     $       422,024     $       754,232
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                               ANCHOR - GROWTH                    ANCHOR - GROWTH AND INCOME
                                                                   SUBACCOUNT                              SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        11,496     $         2,372     $         1,593     $           183
          Realized gains (losses)                            103,156              (8,025)             (3,267)             (4,916)
          Unrealized appreciation (depreciation)
               during the year                                43,578             251,123              14,046              23,477
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        158,230             245,470              12,372              18,744
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                 1,020                 760                 503                 521
          Transfers between subaccounts
               (including fixed account), net                (23,853)             13,477                (199)             25,294
          Transfers for contract
               benefits and terminations                    (292,051)           (118,572)            (90,609)            (15,578)
          Contract maintenance charges                       (26,035)            (27,527)             (4,157)             (7,375)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (340,919)           (131,862)            (94,462)              2,862
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                              (182,689)            113,608             (82,090)             21,606

Net assets at beginning of period                          2,607,290           2,493,682             357,565             335,959
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     2,424,601     $     2,607,290     $       275,475     $       357,565
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                              ANCHOR - MONEY MARKET                   ANCHOR - MULTI-ASSET
                                                                   SUBACCOUNT                              SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $         9,566     $          (782)    $        40,903     $        36,919
          Realized gains (losses)                                -                   -                62,943             (41,134)
          Unrealized appreciation (depreciation)
               during the year                                   -                   -               (10,225)            120,914
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                          9,566                (782)             93,621             116,699
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                   363               1,972               5,043               3,619
          Transfers between subaccounts
               (including fixed account), net                (16,938)            (11,557)                -                27,596
          Transfers for contract
               benefits and terminations                         (18)            (10,139)           (132,526)            (66,202)
          Contract maintenance charges                       (14,522)            (13,693)            (19,460)            (19,611)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (31,115)            (33,417)           (146,943)            (54,598)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                               (21,549)            (34,199)            (53,322)             62,101

Net assets at beginning of period                            548,975             583,174           2,917,542           2,855,441
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       527,426     $       548,975     $     2,864,220     $     2,917,542
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                            ANCHOR - NATURAL RESOURCES           ANCHOR - STRATEGIC MULTI-ASSET
                                                                   SUBACCOUNT                              SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $           214     $         1,233     $         3,959     $        25,474
          Realized gains (losses)                             52,272              24,541             (18,649)            (26,796)
          Unrealized appreciation (depreciation)
               during the year                               188,271              63,881             148,244             158,483
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        240,757              89,655             133,554             157,161
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                 1,939               1,219              17,875               7,018
          Transfers between subaccounts
               (including fixed account), net                 57,491              91,490              32,568               5,083
          Transfers for contract
               benefits and terminations                     (23,284)            (24,969)           (130,255)            (64,094)
          Contract maintenance charges                        (4,017)             (2,470)            (20,215)            (22,240)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              32,129              65,270            (100,027)            (74,233)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                               272,886             154,925              33,527              82,928

Net assets at beginning of period                            523,246             368,321           1,610,211           1,527,283
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       796,132     $       523,246     $     1,643,738     $     1,610,211
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                      FEDERATED FUND FOR U.S. GOVERNMENT      FEDERATED HIGH INCOME BOND FUND II -
                                                                  SECURITIES II                         PRIMARY SHARES
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                           2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       890,676     $       897,293     $       836,994     $       578,570
          Realized gains (losses)                                606             270,385             (30,091)           (104,262)
          Unrealized appreciation (depreciation)
               during the year                              (473,487)           (350,754)           (645,404)            459,200
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        417,795             816,924             161,499             933,508
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             4,645,554           4,837,335           1,713,444           2,480,684
          Transfers between subaccounts
               (including fixed account), net              7,185,595          (7,677,498)            (75,031)          2,463,751
          Transfers for contract
               benefits and terminations                  (1,876,019)         (1,258,007)           (641,034)           (342,649)
          Contract maintenance charges                    (1,709,071)         (1,739,323)           (608,428)           (628,784)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           8,246,059          (5,837,493)            388,951           3,973,002
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             8,663,854          (5,020,569)            550,450           4,906,510

Net assets at beginning of period                         26,792,121          31,812,690          12,392,770           7,486,260
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    35,455,975     $    26,792,121     $    12,943,220     $    12,392,770
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         FIDELITY VIP CONTRAFUND(R) -          FIDELITY VIP GROWTH OPPORTUNITIES -
                                                                 SERVICE CLASS                          SERVICE CLASS
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $      (228,796)    $      (131,452)    $         1,493     $        (5,693)
          Realized gains (losses)                          1,538,352             328,376              12,837                  23
          Unrealized appreciation (depreciation)
               during the year                             6,373,123           4,436,565             246,981             160,375
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      7,682,679           4,633,489             261,311             154,705
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             4,682,639           3,519,129             523,877             369,579
          Transfers between subaccounts
               (including fixed account), net              7,711,176          10,238,274             613,931             277,405
          Transfers for contract
               benefits and terminations                  (3,158,270)         (1,199,825)           (239,915)            (91,361)
          Contract maintenance charges                    (2,056,312)         (1,279,613)           (216,492)           (163,597)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           7,179,233          11,277,965             681,401             392,026
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            14,861,912          15,911,454             942,712             546,731

Net assets at beginning of period                         39,502,707          23,591,253           2,687,844           2,141,113
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    54,364,619     $    39,502,707     $     3,630,556     $     2,687,844
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     FIDELITY VIP GROWTH - SERVICE CLASS          LAZARD RETIREMENT SMALL CAP
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       (50,721)    $       (98,429)    $        (8,503)    $           -
          Realized gains (losses)                            122,607             129,300             125,821                 -
          Unrealized appreciation (depreciation)
               during the year                               642,307             812,419              49,130                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        714,193             843,290             166,448                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             2,760,229           3,579,100             171,134                 -
          Transfers between subaccounts
               (including fixed account), net             (3,415,852)         (4,198,759)          1,849,961                 -
          Transfers for contract
               benefits and terminations                  (1,051,878)           (650,214)           (109,123)                -
          Contract maintenance charges                    (1,012,167)         (1,112,285)            (66,281)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (2,719,668)         (2,382,158)          1,845,691                 -
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            (2,005,475)         (1,538,868)          2,012,139                 -

Net assets at beginning of period                         18,891,923          20,430,791                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    16,886,448     $    18,891,923     $     2,012,139     $           -
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                    LORD ABBETT BOND-DEBENTURE - CLASS VC   LORD ABBETT GROWTH AND INCOME - CLASS VC
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
      Net investment income (loss)                   $       186,060     $           -       $       113,697     $           -
          Realized gains (losses)                             63,517                 -             1,171,996                 -
          Unrealized appreciation (depreciation)
               during the year                               (49,815)                -              (157,637)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        199,762                 -             1,128,056                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               345,349                 -             2,520,667                 -
          Transfers between subaccounts
               (including fixed account), net              4,090,542                 -            17,484,446                 -
          Transfers for contract
               benefits and terminations                    (258,531)                -              (559,103)                -
          Contract maintenance charges                      (155,814)                -              (555,236)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           4,021,546                 -            18,890,774                 -
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             4,221,308                 -            20,018,830                 -

Net assets at beginning of period                                  -                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     4,221,308     $           -       $    20,018,830     $           -
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     LORD ABBETT MID-CAP VALUE - CLASS VC      MUTUAL SHARES SECURITIES - CLASS 2
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $          (848)    $           -       $        29,063     $         6,041
          Realized gains (losses)                            564,260                 -                75,490              12,497
          Unrealized appreciation (depreciation)
               during the year                               396,048                 -             2,080,109           1,402,035
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        959,460                 -             2,184,662           1,420,573
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               771,368                 -             2,252,280           2,051,464
          Transfers between subaccounts
               (including fixed account), net              8,809,002                 -            16,992,818           1,193,284
          Transfers for contract
               benefits and terminations                    (520,768)                -            (1,778,585)           (823,989)
          Contract maintenance charges                      (297,318)                -            (1,072,093)           (717,411)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           8,762,284                 -            16,394,420           1,703,348
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             9,721,744                 -            18,579,082           3,123,921

Net assets at beginning of period                                -                   -            13,925,504          10,801,583
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     9,721,744     $           -       $    32,504,586     $    13,925,504
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                             PHOENIX MID-CAP GROWTH                 PHOENIX STRATEGIC THEME
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $      (152,123)    $      (152,919)    $      (178,298)    $      (190,921)
          Realized gains (losses)                           (418,828)             12,462          (2,316,699)           (554,530)
          Unrealized appreciation (depreciation)
               during the year                             1,153,950           1,514,693           2,452,110           1,809,494
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        582,999           1,374,236             (42,887)          1,064,043
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             2,620,200           3,383,805           3,327,556           4,321,513
          Transfers between subaccounts
               (including fixed account), net             (4,611,652)            497,841          (2,827,345)         (2,015,945)
          Transfers for contract
               benefits and terminations                  (1,202,674)           (677,927)         (1,652,962)         (1,386,159)
          Contract maintenance charges                    (1,224,199)         (1,317,079)         (1,855,553)         (2,148,055)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (4,418,325)          1,886,640          (3,008,304)         (1,228,646)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            (3,835,326)          3,260,876          (3,051,191)           (164,603)

Net assets at beginning of period                         22,321,762          19,060,886          24,879,324          25,043,927
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    18,486,436     $    22,321,762     $    21,828,133     $    24,879,324
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        PHOENIX-ABERDEEN INTERNATIONAL               PHOENIX-AIM GROWTH
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $     2,365,178     $     1,091,509     $      (164,094)    $      (145,504)
          Realized gains (losses)                           (165,916)           (346,313)           (726,575)              2,013
          Unrealized appreciation (depreciation)
               during the year                             9,064,538           9,861,799           2,466,588             871,872
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                     11,263,800          10,606,995           1,575,919             728,381
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             6,268,971           6,344,662           3,487,573           4,243,504
          Transfers between subaccounts
               (including fixed account), net              2,741,501           2,297,322          (3,025,484)         (1,479,719)
          Transfers for contract
               benefits and terminations                  (5,575,741)         (4,502,347)         (1,385,267)           (600,833)
          Contract maintenance charges                    (3,908,344)         (3,590,644)         (1,553,008)         (1,539,273)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (473,613)            548,993          (2,476,186)            623,679
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            10,790,187          11,155,988            (900,267)          1,352,060

Net assets at beginning of period                         63,925,670          52,769,682          22,529,505          21,177,445
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    74,715,857     $    63,925,670     $    21,629,238     $    22,529,505
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                                PHOENIX-ALLIANCE/BERNSTEIN
                                                        PHOENIX-ALGER SMALL-CAP GROWTH                 ENHANCED INDEX
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       (20,941)    $       (16,877)    $       187,772     $       262,771
          Realized gains (losses)                            296,352              40,757            (380,402)             37,193
          Unrealized appreciation (depreciation)
               during the year                               156,111             (22,850)          1,308,900           3,046,134
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        431,522               1,030           1,116,270           3,346,098
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               539,127             548,809           5,356,883           4,891,101
          Transfers between subaccounts
               (including fixed account), net                115,431             655,738          (2,762,923)           (786,329)
          Transfers for contract
               benefits and terminations                    (142,427)            (74,410)         (2,347,864)         (1,622,616)
          Contract maintenance charges                      (193,133)           (162,596)         (2,526,306)         (2,679,673)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             318,998             967,541          (2,280,210)           (197,517)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                               750,520             968,571          (1,163,940)          3,148,581

Net assets at beginning of period                          2,578,095           1,609,524          40,342,046          37,193,465
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     3,328,615     $     2,578,095     $    39,178,106     $    40,342,046
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                              PHOENIX-DUFF & PHELPS
                                                             REAL ESTATE SECURITIES             PHOENIX-ENGEMANN CAPITAL GROWTH
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       332,809     $       436,649     $    (1,388,227)    $       111,065
          Realized gains (losses)                          2,262,379           2,430,278          (8,916,627)         (8,623,652)
          Unrealized appreciation (depreciation)
               during the year                             1,894,594           4,803,072          14,894,120          16,873,224
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      4,489,782           7,669,999           4,589,266           8,360,637
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             3,148,914           3,134,150          25,131,195          29,659,929
          Transfers between subaccounts
               (including fixed account), net                427,494           2,188,560         (17,020,634)        (12,486,705)
          Transfers for contract
               benefits and terminations                  (2,465,042)         (1,314,955)        (17,686,395)        (15,406,766)
          Contract maintenance charges                    (1,640,678)         (1,422,499)        (16,101,944)        (18,061,567)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (529,312)          2,585,256         (25,677,778)        (16,295,109)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             3,960,470          10,255,255         (21,088,512)         (7,934,472)

Net assets at beginning of period                         31,799,087          21,543,832         207,734,294         215,668,766
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    35,759,557     $    31,799,087     $   186,645,782     $   207,734,294
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                      PHOENIX-ENGEMANN GROWTH AND INCOME       PHOENIX-ENGEMANN SMALL-CAP GROWTH
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        96,093     $       141,470     $       (47,151)    $       (46,144)
          Realized gains (losses)                            218,672              15,256              95,712            (100,930)
          Unrealized appreciation (depreciation)
               during the year                             1,039,293           2,711,645             334,341             540,771
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,354,058           2,868,371             382,902             393,697
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             4,152,838           4,584,328             895,090           1,038,971
          Transfers between subaccounts
               (including fixed account), net             (2,808,007)          3,784,075            (436,591)            299,490
          Transfers for contract
               benefits and terminations                  (1,911,353)         (1,187,214)           (610,493)           (354,066)
          Contract maintenance charges                    (2,070,143)         (1,994,428)           (411,432)           (392,390)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (2,636,665)          5,186,761            (563,426)            592,005
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            (1,282,607)          8,055,132            (180,524)            985,702

Net assets at beginning of period                         33,449,270          25,394,138           6,330,963           5,345,261
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    32,166,663     $    33,449,270     $     6,150,439     $     6,330,963
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                    PHOENIX-ENGEMANN STRATEGIC ALLOCATION        PHOENIX-ENGEMANN VALUE EQUITY
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $     1,218,861     $     1,559,336     $       167,842     $        74,075
          Realized gains (losses)                          2,194,265           3,047,206             542,627              13,363
          Unrealized appreciation (depreciation)
               during the year                            (2,728,483)          1,008,885           1,038,289           4,575,476
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        684,643           5,615,427           1,748,758           4,662,914
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             7,309,642           8,611,606           4,980,083           4,966,964
          Transfers between subaccounts
               (including fixed account), net             (4,424,111)         (6,024,063)         (9,087,159)         10,658,012
          Transfers for contract
               benefits and terminations                  (8,846,761)         (7,096,464)         (2,103,598)         (1,384,395)
          Contract maintenance charges                    (4,984,870)         (5,445,020)         (2,205,832)         (1,920,998)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (10,946,100)         (9,953,941)         (8,416,506)         12,319,583
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                           (10,261,457)         (4,338,514)         (6,667,748)         16,982,497

Net assets at beginning of period                         86,581,040          90,919,554          44,641,837          27,659,340
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    76,319,583     $    86,581,040     $    37,974,089     $    44,641,837
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                           PHOENIX-GOODWIN MONEY MARKET    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $     1,130,871     $        35,115     $     3,259,343     $     3,940,886
          Realized gains (losses)                                -                   -                  (302)             (6,334)
          Unrealized appreciation (depreciation)
               during the year                                   -                   -            (2,388,744)            377,355
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,130,871              35,115             870,297           4,311,907
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            16,311,665          25,098,964           6,096,060           6,134,968
          Transfers between subaccounts
               (including fixed account), net             (7,970,640)        (29,142,390)          4,390,007          18,289,692
          Transfers for contract
               benefits and terminations                  (9,032,489)         (8,016,230)         (3,841,341)         (1,993,329)
          Contract maintenance charges                    (6,088,120)         (6,770,340)         (3,873,803)         (3,435,031)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (6,779,584)        (18,829,996)          2,770,923          18,996,300
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            (5,648,713)        (18,794,881)          3,641,220          23,308,207

Net assets at beginning of period                         64,278,323          83,073,204          77,599,143          54,290,936
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    58,629,610     $    64,278,323     $    81,240,363     $     77,599,143
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        PHOENIX-GOODWIN MULTI-SECTOR
                                                               SHORT TERM BOND                 PHOENIX-KAYNE RISING DIVIDENDS
                                                                 SUBACCOUNT                               SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       222,322     $        97,533     $        18,823     $        18,047
          Realized gains (losses)                             (2,890)                845              25,862               3,346
          Unrealized appreciation (depreciation)
               during the year                              (148,536)             28,851             (81,833)             71,942
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                         70,896             127,229             (37,148)             93,335
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               728,934             477,026             354,860             444,388
          Transfers between subaccounts
               (including fixed account), net              5,671,636           1,743,254             230,642             712,410
          Transfers for contract
               benefits and terminations                    (311,426)           (133,567)           (202,741)            (78,097)
          Contract maintenance charges                      (277,803)           (108,765)           (250,185)           (198,048)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           5,811,341           1,977,948             132,576             880,653
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             5,882,237           2,105,177              95,428             973,988

Net assets at beginning of period                          3,578,704           1,473,527           2,494,309           1,520,321
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     9,460,941     $     3,578,704     $     2,589,737     $     2,494,309
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                             PHOENIX-KAYNE SMALL-CAP                    PHOENIX-LAZARD
                                                                  QUALITY VALUE                  INTERNATIONAL EQUITY SELECT
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
      Net investment income (loss)                   $        26,135     $         5,781     $        59,463     $        36,000
          Realized gains (losses)                            130,479              23,622              64,382              37,265
          Unrealized appreciation (depreciation)
               during the year                                82,285             308,050             681,528             797,031
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        238,899             337,453             805,373             870,296
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               379,196             371,000           1,980,057           1,582,744
          Transfers between subaccounts
               (including fixed account), net                933,445             799,137           2,527,123           2,237,256
          Transfers for contract
               benefits and terminations                    (239,554)            (40,698)           (431,588)            (92,232)
          Contract maintenance charges                      (146,802)            (71,608)           (579,241)           (358,003)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             926,285           1,057,831           3,496,351           3,369,765
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             1,165,184           1,395,284           4,301,724           4,240,061

Net assets at beginning of period                          2,226,898             831,614           7,334,402           3,094,341
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     3,392,082     $     2,226,898     $    11,636,126     $     7,334,402
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                             PHOENIX-NORTHERN DOW 30          PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        77,687     $        74,186     $       (51,168)    $        (7,719)
          Realized gains (losses)                             30,124              13,371              16,031              44,308
          Unrealized appreciation (depreciation)
               during the year                              (118,415)            234,634              98,203             547,104
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        (10,604)            322,191              63,066             583,693
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             1,049,026           1,314,132           1,189,199           1,195,503
          Transfers between subaccounts
               (including fixed account), net               (636,620)            249,094            (158,550)            419,234
          Transfers for contract
               benefits and terminations                    (408,087)           (365,355)           (294,885)           (157,421)
          Contract maintenance charges                      (465,434)           (562,981)           (397,493)           (385,905)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (461,115)            634,890             338,271           1,071,411
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                              (471,719)            957,081             401,337           1,655,104

Net assets at beginning of period                          8,345,127           7,388,046           6,733,518           5,078,414
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     7,873,408     $     8,345,127     $     7,134,855     $     6,733,518
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                           PHOENIX-SANFORD BERNSTEIN              PHOENIX-SANFORD BERNSTEIN
                                                                  MID-CAP VALUE                        SMALL-CAP VALUE
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $      (209,508)    $      (166,386)    $      (142,670)    $      (112,325)
          Realized gains (losses)                          2,899,145           2,340,852           1,177,568           1,568,331
          Unrealized appreciation (depreciation)
               during the year                              (468,223)          3,107,223             146,164           1,796,972
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,221,414           5,281,689           1,181,062           3,252,978
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             3,397,294           3,843,491           2,594,961           2,887,094
          Transfers between subaccounts
               (including fixed account), net                309,384           1,263,021           1,154,769           1,429,688
          Transfers for contract
               benefits and terminations                  (2,713,011)         (1,177,427)         (1,250,930)           (739,011)
          Contract maintenance charges                    (1,862,977)         (1,642,970)         (1,080,266)           (915,605)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (869,310)          2,286,115           1,418,534           2,662,166
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             1,352,104           7,567,804           2,599,596           5,915,144

Net assets at beginning of period                         33,069,467          25,501,663          18,553,932          12,638,788
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    34,421,571     $    33,069,467     $    21,153,528     $    18,553,932
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                            RYDEX VARIABLE TRUST JUNO              RYDEX VARIABLE TRUST NOVA
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        (5,396)    $        (3,265)    $        (2,263)    $        (2,726)
          Realized gains (losses)                            (85,323)            (12,866)              8,180               1,449
          Unrealized appreciation (depreciation)
               during the year                               (15,287)            (45,571)             20,135              45,370
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                       (106,006)            (61,702)             26,052              44,093
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                79,012              80,611             107,429             107,873
          Transfers between subaccounts
               (including fixed account), net                169,083               1,727             141,329              22,512
          Transfers for contract
               benefits and terminations                     (38,462)            (49,625)            (86,916)            (14,855)
          Contract maintenance charges                       (41,158)            (32,171)            (32,153)            (23,028)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             168,475                 542             129,689              92,502
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                                62,469             (61,160)            155,741             136,595

Net assets at beginning of period                            450,736             511,896             418,857             282,262
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       513,205     $       450,736     $       574,598     $       418,857
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     RYDEX VARIABLE TRUST SECTOR ROTATION    SCUDDER VIT EQUITY 500 INDEX - CLASS A
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        (9,049)    $        (2,650)    $       207,561     $        52,616
          Realized gains (losses)                             14,066               2,300              76,028              33,189
          Unrealized appreciation (depreciation)
               during the year                               199,811              41,004             728,054           1,444,423
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        204,828              40,654           1,011,643           1,530,228
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               189,335              76,267          10,240,501           2,849,794
          Transfers between subaccounts
               (including fixed account), net              1,862,845             220,661           2,053,342           4,174,492
          Transfers for contract
               benefits and terminations                    (124,712)            (18,044)         (1,165,616)         (1,447,872)
          Contract maintenance charges                       (91,283)            (27,611)           (978,147)           (834,918)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           1,836,185             251,273          10,150,080           4,741,496
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             2,041,013             291,927          11,161,723           6,271,724

Net assets at beginning of period                            507,895             215,968          17,966,885          11,695,161
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     2,548,908     $       507,895     $    29,128,608     $    17,966,885
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                             TEMPLETON DEVELOPING MARKETS SECURITIES
                                                             TECHNOLOGY - CLASS I                         - CLASS 2
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       (49,598)    $       (53,330)    $        10,599     $        17,806
          Realized gains (losses)                           (764,045)           (324,766)             93,953              22,858
          Unrealized appreciation (depreciation)
               during the year                               706,196             170,370             368,647             340,811
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                       (107,447)           (207,726)            473,199             381,475
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             1,184,646           1,372,197             113,738             133,437
          Transfers between subaccounts
               (including fixed account), net               (711,060)           (455,669)           (163,311)           (100,984)
          Transfers for contract
               benefits and terminations                    (425,989)           (287,872)           (124,767)            (88,494)
          Contract maintenance charges                      (503,337)           (575,495)           (110,060)            (99,865)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (455,740)             53,161            (284,400)           (155,906)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                              (563,187)           (154,565)            188,799             225,569

Net assets at beginning of period                          7,174,401           7,328,966           1,953,103           1,727,534
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     6,611,214     $     7,174,401     $     2,141,902     $     1,953,103
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        TEMPLETON FOREIGN SECURITIES -        TEMPLETON GLOBAL ASSET ALLOCATION -
                                                                    CLASS 2                                CLASS 2
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        82,954     $        51,828     $        29,880     $        19,447
          Realized gains (losses)                            205,815              24,221              10,593               1,945
          Unrealized appreciation (depreciation)
               during the year                             1,511,988           2,627,506             (14,638)            116,837
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,800,757           2,703,555              25,835             138,229
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             2,161,564           2,620,232              63,722              84,144
          Transfers between subaccounts
               (including fixed account), net                600,898           1,385,967             (13,117)            (14,420)
          Transfers for contract
               benefits and terminations                  (1,285,374)           (621,937)           (100,218)            (54,153)
          Contract maintenance charges                    (1,027,745)           (845,612)            (67,274)            (60,430)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             449,343           2,538,650            (116,887)            (44,859)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             2,250,100           5,242,205             (91,052)             93,370

Net assets at beginning of period                         18,688,823          13,446,618           1,071,604             978,234
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                           $   20,938,923     $    18,688,823     $       980,552     $     1,071,604
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                    TEMPLETON GROWTH SECURITIES - CLASS 2        WANGER INTERNATIONAL SELECT
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       116,220     $       105,945     $       103,013     $       (29,310)
          Realized gains (losses)                          1,490,353              (6,868)             95,046             143,182
          Unrealized appreciation (depreciation)
               during the year                               116,111           2,832,553           1,169,383           1,312,471
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,722,684           2,931,630           1,367,442           1,426,343
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             2,051,930           2,119,313           1,116,448             929,912
          Transfers between subaccounts
               (including fixed account), net             (4,559,272)          2,172,347             998,748             (27,241)
          Transfers for contract
               benefits and terminations                  (1,714,054)           (440,458)           (529,073)           (216,469)
          Contract maintenance charges                    (1,062,339)           (842,595)           (564,315)           (441,594)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (5,283,735)          3,008,607           1,021,808             244,608
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            (3,561,051)          5,940,237           2,389,250           1,670,951

Net assets at beginning of period                         23,253,588          17,313,351           7,964,132           6,293,181
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    19,692,537     $    23,253,588     $    10,353,382     $     7,964,132
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        WANGER INTERNATIONAL SMALL CAP                  WANGER SELECT
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       121,493     $       (36,394)    $       (78,697)    $       (59,499)
          Realized gains (losses)                            506,427             459,525             823,011              12,111
          Unrealized appreciation (depreciation)
               during the year                             8,528,527           9,623,143             453,993           1,555,530
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      9,156,447          10,046,274           1,198,307           1,508,142
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             5,324,238           4,521,782           1,324,781           1,309,649
          Transfers between subaccounts
               (including fixed account), net              2,203,515          (1,811,889)          1,418,537           2,050,959
          Transfers for contract
               benefits and terminations                  (3,407,905)         (2,138,820)           (789,416)           (488,595)
          Contract maintenance charges                    (2,851,864)         (2,493,591)           (619,150)           (477,655)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           1,267,984          (1,922,518)          1,334,752           2,394,358
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            10,424,431           8,123,756           2,533,059           3,902,500

Net assets at beginning of period                         43,806,362          35,682,606          10,553,421           6,650,921
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    54,230,793     $    43,806,362     $    13,086,480     $    10,553,421
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                            WANGER U.S. SMALLER COMPANIES
                                                                   SUBACCOUNT
                                                    --------------------------------------
                                                          2005                2004
                                                          ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $      (664,076)    $      (608,842)
          Realized gains (losses)                          3,350,413             344,521
          Unrealized appreciation (depreciation)
               during the year                             6,142,086          13,138,859
                                                    -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      8,828,423          12,874,538
                                                    -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             7,213,487           8,189,672
          Transfers between subaccounts
               (including fixed account), net             (5,190,140)          6,272,776
          Transfers for contract
               benefits and terminations                  (5,864,377)         (3,476,232)
          Contract maintenance charges                    (4,915,183)         (4,742,525)
                                                    -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (8,756,213)          6,243,691
                                                    -----------------   -----------------
               Total increase (decrease) in
                    net assets                                72,210          19,118,229

Net assets at beginning of period                         89,663,858          70,545,629
                                                    -----------------   -----------------
Net assets at end of period                          $    89,736,068     $    89,663,858
                                                    =================   =================


                        See Notes to Financial Statements

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1 - ORGANIZATION
The Phoenix Life Variable Universal Life Account (the "Separate Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Separate Account currently consists of 57 subaccounts that invest in shares of an underlying fund. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following subaccounts:
---------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I
---------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I
---------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Class I
---------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O
---------------------------------------------------------------------------
Anchor-Capital Appreciation
---------------------------------------------------------------------------
Anchor-Government and Quality Bond
---------------------------------------------------------------------------
Anchor-Growth
---------------------------------------------------------------------------
Anchor-Growth and Income
---------------------------------------------------------------------------
Anchor-Money Market
---------------------------------------------------------------------------
Anchor-Multi-Asset
---------------------------------------------------------------------------
Anchor-Natural Resources
---------------------------------------------------------------------------
Anchor-Strategic Multi-Asset
---------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
---------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares
---------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class
---------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class
---------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class
---------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio
---------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC
---------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC
---------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC
---------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
---------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series
---------------------------------------------------------------------------
Phoenix Strategic Theme Series
---------------------------------------------------------------------------
Phoenix-Aberdeen International Series
---------------------------------------------------------------------------
Phoenix-AIM Growth Series
---------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
---------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series
---------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
---------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
---------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series
---------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
---------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
---------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series
---------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
---------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series
---------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series
---------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
---------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
---------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


---------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series
---------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
---------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
---------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
---------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
---------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
---------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
---------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
---------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund- Class A
---------------------------------------------------------------------------
Technology Portfolio - Class I (included in Universal Institutional
Funds, Inc. funds)
---------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2
---------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2
---------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2
---------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2
---------------------------------------------------------------------------
Wanger International Select
---------------------------------------------------------------------------
Wanger International Small Cap
---------------------------------------------------------------------------
Wanger Select
---------------------------------------------------------------------------
Wanger U.S. Smaller Companies
---------------------------------------------------------------------------


Additionally, policy owners also may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

The financial statements are presented at a total aggregate separate account level and not at the individual product level as was the case in previous years.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2001 through December 31, 2004) have been reformatted to be consistent with the current year presentation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective subaccounts.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:

SUBACCOUNT                                                              PURCHASES                      SALES
----------                                                              ---------                      -----
      AIM V.I. Capital Appreciation Fund - Class I                    $   3,042,896                 $   1,620,027
      AIM V.I. Mid Cap Core Equity Fund - Class I                         1,946,705                     1,531,091
      AIM V.I. Premier Equity Fund - Class I                              1,130,649                       681,063
      Alger American Leveraged AllCap Portfolio - Class O                 3,182,110                     4,386,521
      Anchor - Capital Appreciation                                          44,958                       335,853
      Anchor - Government and Quality Bond                                   24,212                       354,306
      Anchor - Growth                                                       149,925                       382,019
      Anchor - Growth and Income                                             16,861                        96,441
      Anchor - Money Market                                                  82,929                       104,478
      Anchor - Multi-Asset                                                  179,798                       163,958
      Anchor - Natural Resources                                            123,767                        60,260
      Anchor - Strategic Multi-Asset                                         60,918                       156,976
      Federated Fund for U.S. Government Securities II                   17,302,926                     8,180,730
      Federated High Income Bond Fund II - Primary Shares                 9,750,210                     8,531,590
      Fidelity VIP Contrafund(R) Portfolio - Service Class               19,396,347                    12,457,627
      Fidelity VIP Growth Opportunities Portfolio - Service Class         1,459,303                       777,851
      Fidelity VIP Growth Portfolio - Service Class                       3,977,011                     6,758,175
      Lazard Retirement Small Cap Portfolio                               2,303,796                       341,102
      Lord Abbett Bond-Debenture Portfolio - Class VC                     5,278,666                     1,026,657
      Lord Abbett Growth and Income Portfolio - Class VC                 22,223,183                     2,051,543
      Lord Abbett Mid-Cap Value Portfolio - Class VC                     10,904,700                     1,582,853
      Mutual Shares Securities Fund - Class 2                            19,907,392                     3,427,552
      Phoenix Mid-Cap Growth Series                                       4,595,539                     9,179,929
      Phoenix Strategic Theme Series                                      3,209,775                     6,412,383
      Phoenix-Aberdeen International Series                              16,480,647                    14,628,460
      Phoenix-AIM Growth Series                                           3,748,045                     6,402,246
      Phoenix-Alger Small-Cap Growth Series                               1,438,469                       865,378
      Phoenix-Alliance/Bernstein Enhanced Index Series                    6,650,832                     8,768,502
      Phoenix-Duff & Phelps Real Estate Securities Series                 9,059,487                     7,536,528
      Phoenix-Engemann Capital Growth Series                             24,895,131                    52,096,151
      Phoenix-Engemann Growth and Income Series                           6,387,870                     8,949,068
      Phoenix-Engemann Small-Cap Growth Series                            4,088,534                     4,702,959
      Phoenix-Engemann Strategic Allocation Series                       12,353,996                    20,042,045
      Phoenix-Engemann Value Equity Series                                6,795,915                    15,071,013
      Phoenix-Goodwin Money Market Series                                40,279,592                    45,971,614
      Phoenix-Goodwin Multi-Sector Fixed Income Series                   16,941,140                    10,954,723
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                 7,739,830                     1,708,242
      Phoenix-Kayne Rising Dividends Series                                 988,377                       820,392
      Phoenix-Kayne Small-Cap Quality Value Series                        1,855,145                       784,598
      Phoenix-Lazard International Equity Select Series                   5,076,635                     1,471,152
      Phoenix-Northern Dow 30 Series                                      1,809,066                     2,197,492
      Phoenix-Northern Nasdaq-100 Index(R) Series                         1,914,918                     1,631,973
      Phoenix-Sanford Bernstein Mid-Cap Value Series                      9,812,180                     8,443,724
      Phoenix-Sanford Bernstein Small-Cap Value Series                    8,216,208                     5,814,999
      Rydex Variable Trust Juno Fund                                      1,603,830                     1,440,995
      Rydex Variable Trust Nova Fund                                        384,881                       257,710
      Rydex Variable Trust Sector Rotation Fund                           2,313,194                       486,301
      Scudder VIT Equity 500 Index Fund - Class A                        14,900,604                     4,552,705
      Technology Portfolio - Class I                                      1,405,568                     1,915,364
      Templeton Developing Markets Securities Fund - Class 2                138,467                       413,494
      Templeton Foreign Securities Fund - Class 2                         5,914,516                     5,392,671
      Templeton Global Asset Allocation Fund - Class 2                      229,856                       317,520
      Templeton Growth Securities Fund - Class 2                          6,311,283                    11,490,968

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


Note 3--Purchases and Proceeds from Sales of Investments (Continued)


      Wanger International Select                                     $   3,622,615                 $   2,502,428
      Wanger International Small Cap                                     14,363,245                    12,999,958
      Wanger Select                                                       5,171,050                     3,160,132
      Wanger U.S. Smaller Companies                                      13,499,641                    22,973,755
                                                                      --------------               ---------------
                                                                      $ 386,685,343                 $ 357,366,245
                                                                      ==============               ===============

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--CHANGES IN UNITS OUTSTANDING

                                                 -----------------------------------------------------------------------------------
The changes in units outstanding were as follows:  For period ended December 31, 2005       For period ended December 31, 2004

                                                     UNITS        UNITS     NET INCREASE      UNITS        UNITS      NET INCREASE
                                                     -----        -----     ------------      -----        -----      ------------
SUBACCOUNT                                          ISSUED       REDEEMED    (DECREASE)      ISSUED       REDEEMED     (DECREASE)
----------                                          ------       --------    ----------      ------       --------     ----------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I         3,427,985   (1,789,341)    1,638,644     3,254,192    (1,291,425)    1,962,767
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I          1,723,435   (1,436,594)      286,841     4,485,362       (46,129)    4,439,233
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Class I               1,269,506     (763,092)      506,414     1,389,944      (778,001)      611,943
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O  5,133,696   (7,257,597)   (2,123,901)    8,514,119    (4,297,617)    4,216,502
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Capital Appreciation                              579       (5,686)       (5,107)          144        (1,845)       (1,701)
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Government and Quality Bond                       193      (10,069)       (9,876)           18        (2,039)       (2,021)
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Growth                                            656       (6,114)       (5,458)          291        (1,879)       (1,588)
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Growth and Income                                 718       (3,183)       (2,465)          705          (639)           66
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Money Market                                    3,230       (6,154)       (2,924)           89        (1,609)       (1,520)
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Multi-Asset                                     1,030       (6,299)       (5,269)          901        (2,384)       (1,483)
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Natural Resources                               3,175       (1,357)        1,818         1,968          (642)        1,326
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Strategic Multi-Asset                           1,629       (6,183)       (4,554)          356        (2,427)       (2,071)
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II    12,968,735   (6,416,879)    6,551,856     7,090,284   (11,851,506)   (4,761,222)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  7,345,168   (7,076,164)      269,004     7,498,724    (4,056,810)    3,441,914
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -
Service Class                                       17,373,997  (10,027,170)    7,346,827    14,920,154    (3,722,479)   11,197,675
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -
Service Class                                        1,803,265     (964,705)      838,560     1,297,725      (732,521)      565,204
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class        6,239,075  (10,393,113)   (4,154,038)   10,542,272   (12,452,619)   (1,910,347)
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                2,140,665     (306,276)    1,834,389           -             -             -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC      5,103,143     (991,490)    4,111,653           -             -             -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC  20,948,820   (1,938,281)   19,010,539           -             -             -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC      10,424,280   (1,475,081)    8,949,199           -             -             -
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2             12,752,210   (2,218,548)   10,533,662     2,863,012    (1,617,482)    1,245,530
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                        4,093,810   (7,678,757)   (3,584,947)    5,408,721    (3,538,620)    1,870,101
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                       2,546,445   (4,710,157)   (2,163,712)    3,820,149    (4,702,940)     (882,791)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                5,961,319   (5,971,853)      (10,534)    7,255,461    (6,664,610)      590,851
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                            6,528,131  (10,706,500)   (4,178,369)    9,967,132    (8,964,558)    1,002,574
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                  760,191     (552,721)      207,470     1,191,377      (582,519)      608,858
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series     5,057,570   (6,795,897)   (1,738,327)    5,039,656    (5,141,277)     (101,621)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series  2,171,027   (2,291,889)     (120,862)    3,516,711    (2,557,436)      959,275
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series               8,142,778  (15,749,784)   (7,607,006)   10,633,313   (15,153,909)   (4,520,596)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series            5,273,233   (7,310,841)   (2,037,608)    9,064,847    (4,396,701)    4,668,146
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series             6,290,578   (7,189,909)     (899,331)    6,055,440    (5,327,793)      727,647
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series         2,392,889   (5,260,500)   (2,867,611)    3,323,243    (5,487,534)   (2,164,291)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                 4,733,722  (10,362,157)   (5,628,435)   14,315,295    (4,462,291)    9,853,004
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                 26,292,955  (30,567,858)   (4,274,903)   38,686,723   (50,268,307)  (11,581,584)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series     4,775,769   (3,862,355)      913,414    10,758,996    (3,823,800)    6,935,196
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series  6,998,095   (1,576,663)    5,421,432     2,442,349      (540,049)    1,902,300
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  818,040     (701,828)      116,212     1,260,232      (500,460)      759,772
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series         1,119,865     (517,487)      602,378     1,022,903      (230,605)      792,298
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series    3,455,499   (1,021,249)    2,434,250     3,376,859      (713,293)    2,663,566
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                       1,745,188   (2,263,967)     (518,779)    3,445,431    (2,756,271)      689,160
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series          4,877,183   (3,802,717)    1,074,466     7,334,556    (4,655,303)    2,679,253
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series       4,505,519   (5,026,181)     (520,662)    6,234,770    (4,725,098)    1,509,672
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series     3,708,250   (3,035,973)      672,277     4,326,812    (2,660,657)    1,666,155
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                       1,767,093   (1,665,773)      101,320       440,205      (444,324)       (4,119)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         285,448     (185,657)       99,791       246,754      (176,081)       70,673
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            1,726,020     (346,618)    1,379,402       354,482      (141,384)      213,098
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund - Class A         12,512,530   (3,923,201)    8,589,329     7,951,938    (3,500,407)    4,451,531
------------------------------------------------------------------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                 -----------------------------------------------------------------------------------
The changes in units outstanding were as follows:  For period ended December 31, 2005       For period ended December 31, 2004

                                                     UNITS        UNITS     NET INCREASE      UNITS        UNITS      NET INCREASE
                                                     -----        -----     ------------      -----        -----      ------------
SUBACCOUNT                                          ISSUED       REDEEMED    (DECREASE)      ISSUED       REDEEMED     (DECREASE)
----------                                          ------       --------    ----------      ------       --------     ----------
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio - Class I                       5,994,140   (7,651,722)   (1,657,582)    8,876,819    (8,831,100)       45,719
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -
Class 2                                                 58,312     (198,732)     (140,420)       85,237      (185,860)     (100,623)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2          4,726,772   (4,383,948)      342,824     4,878,258    (2,523,939)    2,354,319
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2       121,104     (197,765)      (76,661)       61,615       (94,728)      (33,113)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2           3,895,574   (8,479,285)   (4,583,711)    4,324,303    (1,979,415)    2,344,888
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                          2,083,066   (1,511,190)      571,876     1,803,083    (1,642,358)      160,725
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       6,187,419   (5,807,899)      379,520    11,225,291   (12,096,463)     (871,172)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        2,207,908   (1,541,047)      666,861     2,283,279      (897,796)    1,385,483
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        5,793,702   (9,165,715)   (3,372,013)    8,791,437    (5,957,058)    2,834,379
------------------------------------------------------------------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2005, 2004, 2003, 2002 and 2001 follows:

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

AIM V.I. Capital Appreciation Fund - Class I

    2005            7,454        0.95 to        1.06        7,262          0.07%           - to     0.80%       7.97% to      8.83%
    2004            5,816        0.88 to        0.97        5,234              -       0.40% to     0.80%       5.77% to      6.71%
    2003            3,853        0.84 to        0.91        3,274              -       0.40% to     0.80%      28.48% to     29.52%
    2002            1,756        0.65 to        0.70        1,160              -       0.40% to     0.80%     (24.96%)to     (4.08%)
    2001(18)          276        0.87 to        0.93          243              -       0.80% to     0.80%     (13.39%)to      0.73%

AIM V.I. Mid Cap Core Equity Fund - Class I

    2005            4,726        1.09 to        1.10        5,136          0.51%           - to     0.80%       6.76% to      7.62%
    2004(28)        4,439        1.02 to        1.02        4,515          1.95%       0.40% to     0.80%       1.92% to      1.98%
    2003                -           - to           -            -              -           - to         -           - to          -
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

AIM V.I. Premier Equity Fund - Class I

    2005            4,871        0.89 to        0.92        4,457          0.89%           - to     0.80%       4.81% to      5.65%
    2004            4,365        0.85 to        0.88        3,800          0.51%       0.80% to     0.80%       4.93% to      5.77%
    2003            3,753        0.81 to        0.84        3,113          0.34%       0.80% to     0.80%      24.08% to     25.08%
    2002            2,949        0.65 to        0.68        1,969          0.46%       0.80% to     0.80%     (33.26%)to    (28.26%)
    2001(14)          861        0.94 to        0.98          832          0.49%       0.80% to     0.80%      (6.03%)to      3.18%

Alger American Leveraged AllCap Portfolio - Class O

    2005           18,063        0.66 to        0.96       12,856              -           - to     0.80%      13.53% to     14.45%
    2004           20,187        0.58 to        0.84       12,536              -       0.40% to     0.80%      (3.77%)to      8.19%
    2003           15,970        0.54 to        0.83        9,232              -       0.40% to     0.80%      33.65% to     34.72%
    2002           13,000        0.41 to        0.62        5,542          0.01%       0.40% to     0.80%     (34.44%)to    (33.91%)
    2001(11)        7,871        0.62 to        0.94        5,056              -       0.40% to     0.80%     (17.35%)to     (3.18%)

Anchor - Capital Appreciation

    2005               33       90.85 to       97.37        2,988          0.30%       0.45% to     0.60%      10.90% to     11.10%
    2004               36       81.74 to       87.79        2,967              -       0.45% to     0.60%       8.47% to      8.62%
    2003               38       75.25 to       80.94        2,864              -       0.45% to     0.60%      30.96% to     31.45%
    2002               36       57.46 to       61.57        2,103              -       0.45% to     0.60%     (23.13%)to    (23.01%)
    2001               43       74.64 to       80.10        3,238          0.22%       0.45% to     0.60%     (13.11%)to    (12.99%)

Anchor - Government and Quality Bond

    2005               10       30.61 to       44.36          422          3.28%       0.45% to     0.60%       1.70% to      2.20%
    2004               17       30.11 to       43.42          754          4.73%       0.45% to     0.60%       2.54% to      2.94%
    2003               19       29.36 to       42.18          817          4.54%       0.45% to     0.60%       0.92% to      1.86%
    2002               23       28.82 to       41.79          968          3.59%       0.45% to     0.60%       8.64% to      8.81%
    2001               22       26.53 to       38.41          834          4.46%       0.45% to     0.60%       6.31% to      6.47%

Anchor - Growth

    2005               27       61.23 to       92.17        2,425          0.91%       0.45% to     0.60%       6.50% to      6.60%
    2004               31       57.50 to       86.43        2,607          0.55%       0.45% to     0.60%      10.18% to     10.36%
    2003               32       52.19 to       78.32        2,494          0.55%       0.45% to     0.60%      29.00% to     29.14%
    2002               37       40.41 to       60.71        2,174          0.38%       0.45% to     0.60%     (22.63%)to    (22.53%)
    2001               40       52.23 to       78.36        3,093          0.13%       0.45% to     0.60%     (13.61%)to    (13.48%)

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Anchor - Growth and Income

    2005                7       38.60 to       39.94          275          0.94%       0.45% to     0.60%       4.20% to      4.40%
    2004               10       36.99 to       38.32          358          0.51%       0.45% to     0.60%       5.29% to      5.66%
    2003               10       35.00 to       36.40          336          0.57%       0.45% to     0.60%      25.34% to     25.57%
    2002               12       27.88 to       29.04          347          0.45%       0.45% to     0.60%     (24.73%)to    (24.60%)
    2001               12       36.97 to       38.58          432          0.19%       0.45% to     0.60%     (11.96%)to    (11.84%)

Anchor - Money Market

    2005               24       18.52 to       22.84          527          2.23%       0.45% to     0.60%       1.60% to      1.80%
    2004               25       18.23 to       22.44          549          0.33%       0.45% to     0.60%      (0.26%)to     (0.11%)
    2003               27       18.28 to       22.46          583          0.34%       0.45% to     0.60%      (0.29%)to     (0.13%)
    2002               38       18.33 to       22.49          842          1.08%       0.45% to     0.60%       0.48% to      0.63%
    2001               33       18.24 to       22.35          720          3.70%       0.45% to     0.60%       3.18% to      6.87%

Anchor - Multi-Asset

    2005               71       40.23 to       40.45        2,864          1.90%       0.45% to     0.60%       3.30% to      3.40%
    2004               75       38.91 to       39.18        2,918          1.76%       0.45% to     0.60%       4.04% to      4.19%
    2003               76       37.34 to       37.66        2,855          2.30%       0.45% to     0.60%      16.20% to     16.31%
    2002               80       32.11 to       32.41        2,562          2.90%       0.45% to     0.60%     (13.58%)to    (13.45%)
    2001               84       37.10 to       37.50        3,122          2.92%       0.45% to     0.60%      (4.84%)to     (4.70%)

Anchor - Natural Resources

    2005               11       68.29 to       71.53          796          0.50%       0.45% to     0.60%      45.30% to     45.50%
    2004               11       47.01 to       49.17          523          0.78%       0.45% to     0.60%      24.29% to     24.49%
    2003                9       37.82 to       39.50          368          1.54%       0.45% to     0.60%      45.75% to     46.82%
    2002               10       25.76 to       27.10          263          0.86%       0.45% to     0.60%       7.73% to      7.89%
    2001                8       23.91 to       25.12          211          0.42%       0.45% to     0.60%      (1.67%)to     (1.53%)

Anchor - Strategic Multi-Asset

    2005               39       41.85 to       44.10        1,644          0.71%       0.45% to     0.60%       8.40% to      8.60%
    2004               42       38.55 to       40.68        1,610          2.13%       0.45% to     0.60%      10.52% to     10.68%
    2003               44       34.83 to       36.81        1,527          1.01%       0.45% to     0.60%      28.28% to     28.47%
    2002               47       27.15 to       28.65        1,282          0.76%       0.45% to     0.60%     (12.87%)to    (12.74%)
    2001               50       31.12 to       32.89        1,565          4.74%       0.45% to     0.60%      (7.91%)to     (7.78%)

Federated Fund for U.S. Government Securities II
    2005           26,910        1.20 to        1.35       35,456          3.69%           - to     0.80%       1.21% to      2.03%
    2004           20,358        1.18 to        1.33       26,792          4.10%       0.40% to     0.80%       2.78% to      3.61%
    2003           25,120        1.15 to        1.30       31,813          3.58%       0.40% to     0.80%       1.55% to      2.37%
    2002           30,348        1.12 to        1.28       37,072          3.53%       0.40% to     0.80%       3.27% to      9.05%
    2001(9)         5,596        1.04 to        1.18        6,542          2.45%       0.50% to     0.80%       1.51% to      7.03%

Federated High Income Bond Fund II - Primary Shares

    2005           10,444        1.23 to        1.40       12,943          8.34%           - to     0.80%      (0.79%)to      2.66%
    2004           10,175        1.21 to        1.36       12,393          6.77%       0.40% to     0.80%       9.58% to     10.46%
    2003            6,733        1.10 to        1.23        7,487          6.34%       0.40% to     0.80%      21.24% to     22.22%
    2002            4,527        0.91 to        1.01        4,137          9.03%       0.40% to     0.80%       0.58% to      1.39%
    2001(10)        3,057        0.90 to        0.99        2,776          7.84%       0.40% to     0.80%      (5.65%)to      5.03%

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Fidelity VIP Contrafund(R) Portfolio - Service Class

    2005           42,540        1.22 to        1.53       54,365          0.18%           - to     0.80%      15.92% to     16.85%
    2004           35,193        1.05 to        1.31       39,503          0.23%       0.40% to     0.80%      14.42% to     15.34%
    2003           23,995        0.92 to        1.14       23,591          0.22%       0.40% to     0.80%      27.33% to     28.35%
    2002            8,202        0.72 to        0.89        6,051          0.47%       0.40% to     0.80%     (10.15%)to      6.81%
    2001(7)         2,817        0.80 to        0.98        2,291          0.38%       0.50% to     0.80%     (13.07%)to      1.67%

Fidelity VIP Growth Opportunities Portfolio - Service Class

    2005            4,209        0.83 to        1.12        3,631          0.71%           - to     0.80%       2.01% to      8.86%
    2004            3,371        0.77 to        1.03        2,688          0.43%       0.80% to     0.80%       6.20% to      7.06%
    2003            2,806        0.72 to        0.96        2,142          0.57%       0.50% to     0.80%      (7.16%)to     29.66%
    2002            2,145        0.56 to        0.74        1,266          0.68%       0.50% to     0.80%     (22.54%)to    (21.92%)
    2001(7)           989        0.72 to        0.95          757          0.20%       0.50% to     0.80%     (18.39%)to     (0.13%)

Fidelity VIP Growth Portfolio - Service Class

    2005           24,379        0.67 to        0.92       16,886          0.42%           - to     0.80%      (3.30%)to      5.67%
    2004           28,533        0.64 to        0.88       18,892          0.14%       0.40% to     0.80%       2.44% to      3.26%
    2003           30,444        0.62 to        0.85       20,431          0.17%       0.40% to     0.80%      31.72% to     32.78%
    2002           22,981        0.47 to        0.64       11,808          0.06%       0.40% to     0.80%     (30.76%)to    (30.20%)
    2001(8)         6,524        0.07 to        0.95        4,562              -       0.40% to     0.80%     (20.18%)to     (5.37%)

Lazard Retirement Small Cap Portfolio

    2005(30)        1,834        1.10 to        1.10        2,012              -           - to     0.80%      11.98% to     12.59%
    2004                -           - to           -            -              -           - to         -           - to          -
    2003                -           - to           -            -              -           - to         -           - to          -
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

Lord Abbett Bond-Debenture Portfolio - Class VC

    2005(29)        4,112        1.03 to        1.03        4,221          6.99%           - to     0.80%       3.04% to      5.33%
    2004                -           - to           -            -              -           - to         -           - to          -
    2003                -           - to           -            -              -           - to         -           - to          -
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

Lord Abbett Growth and Income Portfolio - Class VC

    2005(29)       19,011        1.05 to        1.06       20,019          1.73%           - to     0.80%       6.05% to      7.89%
    2004                -           - to           -            -              -           - to         -           - to          -
    2003                -           - to           -            -              -           - to         -           - to          -
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

Lord Abbett Mid-Cap Value Portfolio - Class VC

    2005(29)        8,949        1.09 to        1.09        9,722          0.71%           - to     0.80%      11.46% to     13.98%
    2004                -           - to           -            -              -           - to         -           - to          -
    2003                -           - to           -            -              -           - to         -           - to          -
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Mutual Shares Securities Fund - Class 2

    2005           19,751        1.33 to        1.72       32,505          0.66%           - to     0.80%       3.12% to     10.55%
    2004            9,217        1.20 to        1.57       13,926          0.77%       0.40% to     0.80%       2.26% to     12.63%
    2003            7,972        1.07 to        1.41       10,802          1.05%       0.40% to     0.80%      13.75% to     25.15%
    2002            6,484        0.86 to        1.13        7,185          0.88%       0.40% to     0.80%     (12.52%)to      2.20%
    2001(12)        3,588        0.98 to        1.30        4,552          1.72%       0.50% to     0.80%      (2.03%)to      6.51%

Phoenix Mid-Cap Growth Series

    2005           14,326        0.73 to        1.34       18,486              -           - to     0.80%       3.35% to      4.18%
    2004           17,911        0.70 to        1.30       22,322              -       0.40% to     0.80%      (8.40%)to      6.72%
    2003           16,041        0.66 to        1.22       19,061              -       0.40% to     0.80%      27.80% to     28.83%
    2002           14,444        0.51 to        0.96       13,501              -       0.40% to     0.80%     (33.04%)to    (32.50%)
    2001(5)        11,496        0.76 to        1.43       16,077              -       0.40% to     0.80%     (25.89%)to    (11.05%)

Phoenix Strategic Theme Series

    2005           14,790        0.67 to        1.54       21,828              -           - to     0.80%       0.37% to      1.18%
    2004           16,954        0.66 to        1.53       24,879              -       0.50% to     0.80%       4.59% to      5.44%
    2003           17,837        0.63 to        1.46       25,044              -       0.50% to     0.80%      36.16% to     37.26%
    2002           18,020        0.46 to        1.07       18,662              -       0.50% to     0.80%     (35.50%)to    (34.98%)
    2001(11)       18,154        0.72 to        1.65       29,303              -       0.50% to     0.80%     (27.95%)to    (27.36%)

Phoenix-Aberdeen International Series

    2005           26,527        1.21 to        3.04       74,716          4.34%           - to     0.80%      17.62% to     18.57%
    2004           26,538        1.02 to        2.57       63,926          2.80%       0.40% to     0.80%      19.82% to     20.78%
    2003           25,947        0.85 to        2.14       52,769          1.94%       0.40% to     0.80%      30.81% to     41.79%
    2002           25,724        0.64 to        1.63       40,119          1.07%       0.50% to     0.80%     (15.49%)to    (14.81%)
    2001(5)        27,284        0.75 to        1.93       50,662              -       0.50% to     0.80%     (24.69%)to    (21.67%)

Phoenix-AIM Growth Series

    2005           33,049        0.63 to        0.86       21,629              -           - to     0.80%       7.98% to      8.85%
    2004           37,228        0.58 to        0.79       22,530          0.10%       0.40% to     0.80%       3.37% to      4.21%
    2003           36,225        0.57 to        0.76       21,178              -       0.40% to     0.80%      19.86% to     27.82%
    2002           28,390        0.47 to        0.63       13,819              -       0.50% to     0.80%     (29.41%)to    (28.84%)
    2001(16)       20,044        0.67 to        0.88       13,835              -       0.50% to     0.80%     (28.61%)to      2.65%

Phoenix-Alger Small-Cap Growth Series

    2005            1,868        1.78 to        1.83        3,329              -           - to     0.80%      14.72% to     15.64%
    2004            1,661        1.55 to        1.58        2,578              -       0.40% to     0.80%     (10.27%)to      2.12%
    2003            1,052        1.53 to        1.55        1,609              -       0.80% to     0.80%      44.83% to     53.38%
    2002(22)          116        1.01 to        1.01          116              -       0.80% to     0.80%      (9.69%)to      1.95%
    2001                -           - to           -            -              -           - to         -           - to          -

Phoenix-Alliance/Bernstein Enhanced Index Series

    2005           29,694        0.95 to        1.34       39,178          1.25%           - to     0.80%       2.86% to      3.69%
    2004           31,432        0.92 to        1.30       40,342          1.48%       0.50% to     0.80%       8.96% to      9.84%
    2003           31,533        0.83 to        1.19       37,193          1.12%       0.50% to     0.80%      25.22% to     26.23%
    2002           31,028        0.66 to        0.95       29,285          0.92%       0.50% to     0.80%     (24.30%)to    (23.68%)
    2001(16)       30,137        0.86 to        1.26       37,683          0.71%       0.50% to     0.80%     (12.61%)to     (5.94%)

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate Securities Series

    2005            9,163        2.45 to        4.22       35,760          1.74%           - to     0.80%      14.18% to     15.10%
    2004            9,283        2.14 to        3.69       31,799          2.48%       0.40% to     0.80%      33.61% to     34.69%
    2003            8,324        1.59 to        2.75       21,543          3.49%       0.40% to     0.80%      37.16% to     38.27%
    2002            7,432        1.16 to        2.00       14,263          3.99%       0.40% to     0.80%       2.11% to     12.08%
    2001(10)        5,220        1.10 to        1.79        9,136          4.25%       0.50% to     0.80%       5.76% to     11.15%

Phoenix-Engemann Capital Growth Series

    2005           51,064        0.62 to        3.91      186,646          0.06%           - to     0.80%       2.89% to      3.71%
    2004           58,671        0.60 to        3.79      207,734          0.86%       0.50% to     0.80%       4.13% to      4.97%
    2003           63,192        0.57 to        3.63      215,668          0.10%       0.50% to     0.80%      25.48% to     26.49%
    2002           65,838        0.45 to        2.88      179,241              -       0.40% to     0.80%     (25.41%)to    (24.81%)
    2001(19)       73,526        0.60 to        3.86      270,385          0.06%       0.40% to     0.80%     (35.11%)to      4.18%

Phoenix-Engemann Growth and Income Series

    2005           25,382        1.07 to        1.30       32,167          1.05%           - to     0.80%       3.97% to      4.80%
    2004           27,420        1.03 to        1.25       33,449          1.28%       0.40% to     0.80%       9.59% to     10.48%
    2003           22,752        0.94 to        1.14       25,394          1.16%       0.40% to     0.80%      26.44% to     27.46%
    2002           21,039        0.74 to        0.90       18,605          0.83%       0.40% to     0.80%     (23.13%)to    (22.51%)
    2001(15)       18,381        0.95 to        1.17       21,188          0.56%       0.40% to     0.80%      (8.91%)to      6.90%

Phoenix-Engemann Small-Cap Growth Series

    2005            8,687        0.64 to        1.14        6,150              -           - to     0.80%       8.47% to      9.34%
    2004            9,586        0.59 to        1.04        6,331              -       0.50% to     0.80%       8.82% to      9.70%
    2003            8,859        0.54 to        0.95        5,345              -       0.50% to     0.80%       2.68% to     46.42%
    2002            4,934        0.37 to        0.65        2,031              -       0.80% to     0.80%     (29.38%)to    (21.88%)
    2001(11)        2,552        0.53 to        0.89        1,466          0.05%       0.80% to     0.80%     (27.31%)to     (5.87%)

Phoenix-Engemann Strategic Allocation Series

    2005           19,364        1.15 to        4.43       76,320          2.31%           - to     0.80%       0.98% to      1.79%
    2004           22,231        1.14 to        4.38       86,581          2.59%       0.40% to     0.80%       6.60% to      7.46%
    2003           24,395        1.06 to        4.09       90,921          2.66%       0.40% to     0.80%      18.91% to     19.87%
    2002           25,912        0.89 to        3.43       81,273          2.75%       0.40% to     0.80%     (12.28%)to    (11.58%)
    2001(5)        19,058        1.01 to        3.90       70,881          2.54%       0.40% to     0.80%      (0.41%)to      2.41%

Phoenix-Engemann Value Equity Series

    2005           25,376        0.98 to        1.60       37,974          1.14%           - to     0.80%       4.59% to      5.43%
    2004           31,005        0.93 to        1.53       44,642          0.98%       0.40% to     0.80%      12.01% to     12.92%
    2003           21,152        0.82 to        1.37       27,660          0.95%       0.40% to     0.80%      22.88% to     23.88%
    2002           19,603        0.66 to        1.11       21,043          0.95%       0.40% to     0.80%     (22.56%)to    (21.93%)
    2001(9)        15,629        0.85 to        1.44       21,909          0.96%       0.40% to     0.80%     (18.62%)to     (6.93%)

Phoenix-Goodwin Money Market Series

    2005           35,905        1.05 to        2.14       58,630          2.54%           - to     0.80%       1.76% to      2.58%
    2004           40,179        1.03 to        2.10       64,278          0.77%       0.40% to     0.80%      (0.01%)to      0.79%
    2003           51,761        1.03 to        2.09       83,073          0.69%       0.40% to     0.80%      (0.12%)to      0.68%
    2002           66,402        1.02 to        2.09      102,728          1.40%       0.40% to     0.80%       0.61% to      1.42%
    2001(16)       48,336        1.01 to        2.07       78,918          3.59%       0.40% to     0.80%       1.16% to      3.82%

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Fixed Income Series

    2005           24,919        1.38 to        3.86       81,240          4.88%           - to     0.80%       0.97% to      1.78%
    2004           24,005        1.37 to        3.81       77,599          6.32%       0.40% to     0.80%       4.83% to      6.84%
    2003           17,070        1.28 to        3.59       54,291          6.70%       0.40% to     0.80%      13.66% to     14.58%
    2002           16,355        1.13 to        3.15       46,115          7.37%       0.40% to     0.80%       9.12% to     10.00%
    2001(19)       12,808        1.03 to        2.87       32,611          8.29%       0.40% to     0.80%       2.20% to      6.09%

Phoenix-Goodwin Multi-Sector Short Term Bond Series

    2005            8,761        1.08 to        1.10        9,461          4.05%           - to     0.80%       0.55% to      1.36%
    2004            3,340        1.07 to        1.08        3,579          4.52%       0.50% to     0.80%       4.20% to      5.33%
    2003(27)        1,438        1.02 to        1.03        1,473          6.22%       0.50% to     0.80%       1.19% to      2.47%
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

Phoenix-Kayne Rising Dividends Series

    2005            2,212        1.17 to        1.20        2,590          1.44%           - to     0.80%      (1.71%)to     (0.91%)
    2004            2,096        1.19 to        1.21        2,494          1.64%       0.40% to     0.80%       2.02% to      5.26%
    2003            1,336        1.14 to        1.15        1,519          0.90%       0.80% to     0.80%      18.14% to     26.61%
    2002(21)          180        0.96 to        0.97          174          1.20%       0.80% to     0.80%      (3.75%)to      1.55%
    2001                -           - to           -            -              -           - to         -           - to          -

Phoenix-Kayne Small-Cap Quality Value Series

    2005            2,086        1.62 to        1.67        3,392          1.63%           - to     0.80%       8.23% to      9.10%
    2004            1,484        1.50 to        1.53        2,227          1.20%       0.50% to     0.80%      10.79% to     25.68%
    2003              692        1.20 to        1.21          831          1.51%       0.80% to     0.80%      19.32% to     20.28%
    2002(23)          104        1.01 to        1.01          105          4.27%       0.80% to     0.80%      (2.01%)to      7.18%
    2001                -           - to           -            -              -           - to         -           - to          -

Phoenix-Lazard International Equity Select Series

    2005            7,611        1.52 to        1.57       11,636          1.35%           - to     0.80%       7.79% to      8.65%
    2004            5,176        1.41 to        1.44        7,334          1.41%       0.50% to     0.80%      14.08% to     15.86%
    2003            2,513        1.23 to        1.24        3,095          1.06%       0.80% to     0.80%      28.78% to     31.21%
    2002(24)          319        0.95 to        0.96          304              -       0.80% to     0.80%      (1.64%)to      0.55%
    2001                -           - to           -            -              -           - to         -           - to          -

Phoenix-Northern Dow 30 Series

    2005            7,887        0.97 to        1.08        7,873          1.74%           - to     0.80%       0.24% to      1.05%
    2004            8,406        0.97 to        1.07        8,345          1.68%       0.40% to     0.80%       3.83% to      4.67%
    2003            7,717        0.93 to        1.02        7,387          1.72%       0.40% to     0.80%      26.38% to     27.40%
    2002            6,361        0.74 to        0.80        4,804          1.53%       0.40% to     0.80%     (16.18%)to    (15.50%)
    2001(7)         4,022        0.88 to        0.95        3,624          1.95%       0.40% to     0.80%      (7.03%)to      8.76%

Phoenix-Northern Nasdaq-100 Index(R) Series

    2005           16,364        0.41 to        0.98        7,135              -           - to     0.80%       0.44% to      1.24%
    2004           15,289        0.41 to        0.96        6,734          0.63%       0.40% to     0.80%       9.16% to     10.04%
    2003           12,610        0.37 to        0.88        5,078              -       0.40% to     0.80%       6.82% to     48.85%
    2002            8,097        0.25 to        0.59        2,170              -       0.80% to     0.80%     (38.08%)to    (37.58%)
    2001(16)        4,865        0.41 to        0.94        2,130              -       0.80% to     0.80%     (33.60%)to     (5.85%)

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value Series

    2005           19,166        1.73 to        2.26       34,422          0.11%           - to     0.80%       6.87% to      7.73%
    2004           19,686        1.62 to        2.10       33,069          0.18%       0.40% to     0.80%      19.44% to     20.41%
    2003           18,177        1.35 to        1.74       25,502          0.19%       0.40% to     0.80%      39.85% to     40.97%
    2002           18,224        0.97 to        1.24       18,246          0.96%       0.40% to     0.80%      (9.28%)to     (8.55%)
    2001(4)        12,201        1.07 to        1.35       13,460          1.69%       0.40% to     0.80%       6.68% to     23.16%

Phoenix-Sanford Bernstein Small-Cap Value Series

    2005           10,410        1.81 to        2.09       21,154              -           - to     0.80%       6.60% to      7.46%
    2004            9,737        1.69 to        1.96       18,554              -       0.40% to     0.80%      21.69% to     22.67%
    2003            8,071        1.38 to        1.61       12,639              -       0.40% to     0.80%      42.71% to     43.86%
    2002            6,431        0.97 to        1.13        7,087          0.60%       0.40% to     0.80%     (16.25%)to      7.43%
    2001(6)         2,134        1.06 to        1.25        2,610          1.46%       0.80% to     0.80%       7.82% to     15.00%

Rydex Variable Trust Juno Fund

    2005              583        0.88 to        0.90          513              -           - to     0.80%      (6.00%)to     (5.24%)
    2004              481        0.93 to        0.95          451              -       0.80% to     0.80%     (11.38%)to     (6.95%)
    2003(25)          485        1.05 to        1.06          512              -       0.80% to     0.80%      (4.35%)to      6.62%
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

Rydex Variable Trust Nova Fund

    2005              402        1.43 to        1.46          575          0.30%           - to     0.80%      (3.15%)to     11.24%
    2004              302        1.39 to        1.40          419          0.05%       0.80% to     0.80%      13.71% to     14.62%
    2003(26)          232        1.22 to        1.22          283              -       0.80% to     0.80%       9.08% to     21.02%
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

Rydex Variable Trust Sector Rotation Fund

    2005            1,779        1.43 to        1.46        2,549              -           - to     0.80%      12.80% to     13.71%
    2004              400        1.27 to        1.29          508              -       0.80% to     0.80%       9.83% to     10.71%
    2003(27)          187        1.16 to        1.16          216              -       0.80% to     0.80%       1.82% to     16.55%
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

Scudder VIT Equity 500 Index Fund - Class A

    2005           24,234        1.19 to        1.23       29,129          1.48%           - to     0.80%       3.84% to      4.68%
    2004           15,645        1.14 to        1.17       17,967          1.06%       0.40% to     0.80%       9.71% to     10.59%
    2003           11,193        1.04 to        1.06       11,694          0.95%       0.40% to     0.80%      27.13% to     28.16%
    2002            4,411        0.82 to        0.83        3,621          3.01%       0.40% to     0.80%     (22.94%)to      7.90%
    2001(20)          484        1.05 to        1.06          510              -       0.80% to     0.80%      (1.07%)to      5.50%

Technology Portfolio - Class I

    2005           22,327        0.28 to        0.67        6,611              -           - to     0.80%      (1.07%)to     (0.28%)
    2004           23,985        0.28 to        0.67        7,174              -       0.50% to     0.80%      (2.43%)to     (1.64%)
    2003           23,939        0.29 to        0.68        7,329              -       0.50% to     0.80%      46.59% to     47.77%
    2002           19,541        0.20 to        0.46        4,065              -       0.50% to     0.80%     (49.38%)to    (48.97%)
    2001(16)       15,931        0.39 to        0.90        6,516              -       0.50% to     0.80%     (52.82%)to      9.50%

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Templeton Developing Markets Securities Fund - Class 2

    2005              920        2.27 to        2.33        2,142          1.33%           - to     0.80%      26.41% to     27.43%
    2004            1,061        1.78 to        1.84        1,953          1.83%       0.50% to     0.80%      23.71% to     24.71%
    2003            1,162        1.43 to        1.49        1,728          1.20%       0.50% to     0.80%      51.77% to     52.99%
    2002            1,329        0.93 to        0.98        1,303          1.39%       0.50% to     0.80%     (12.95%)to     (0.15%)
    2001(19)        1,412        0.94 to        0.99        1,398          0.71%       0.50% to     0.80%      (8.82%)to     (0.83%)

Templeton Foreign Securities Fund - Class 2

    2005           15,502        1.24 to        1.40       20,939          1.14%           - to     0.80%       9.29% to     10.17%
    2004           15,159        1.13 to        1.28       18,689          1.06%       0.40% to     0.80%      17.58% to     18.53%
    2003           12,805        0.95 to        1.09       13,445          1.75%       0.40% to     0.80%      31.15% to     32.21%
    2002           10,043        0.72 to        0.83        8,100          1.55%       0.40% to     0.80%     (19.21%)to    (18.56%)
    2001(19)        6,393        0.83 to        1.03        6,405          2.79%       0.40% to     0.80%     (16.67%)to     (4.87%)

Templeton Global Asset Allocation Fund - Class 2

    2005              611        1.37 to        1.62          981          3.77%           - to     0.80%       2.73% to      3.55%
    2004              687        1.32 to        1.58        1,072          2.82%       0.80% to     0.80%      14.79% to     15.72%
    2003              720        1.14 to        1.38          977          2.55%       0.80% to     0.80%      30.90% to     31.95%
    2002              725        0.86 to        1.05          752          1.77%       0.80% to     0.80%      (6.69%)to     (4.39%)
    2001(13)          783        0.90 to        1.11          858          1.01%       0.80% to     0.80%     (10.67%)to     (9.66%)

Templeton Growth Securities Fund - Class 2

    2005           11,543        1.32 to        1.78       19,693          1.15%           - to     0.80%       8.00% to      8.86%
    2004           16,126        1.22 to        1.65       23,254          1.20%       0.40% to     0.80%      15.10% to     16.03%
    2003           13,781        1.05 to        1.43       17,313          1.54%       0.40% to     0.80%      31.08% to     32.14%
    2002           11,518        0.80 to        1.09       10,839          2.45%       0.40% to     0.80%     (19.14%)to    (16.40%)
    2001(17)        2,696        0.98 to        1.35        3,574         16.74%       0.40% to     0.80%      (2.10%)to      0.47%

Wanger International Select

    2005            5,072        0.99 to        2.26       10,353          1.89%           - to     0.80%      15.50% to     16.43%
    2004            4,500        0.85 to        1.96        7,964          0.29%       0.40% to     0.80%      14.54% to     24.34%
    2003            4,340        0.69 to        1.59        6,293          0.29%       0.50% to     0.80%      40.11% to     41.24%
    2002            2,858        0.49 to        1.13        3,067              -       0.50% to     0.80%     (15.97%)to    (15.29%)
    2001(11)        2,212        0.58 to        1.35        2,817          0.15%       0.50% to     0.80%     (27.21%)to    (26.48%)

Wanger International Small Cap

    2005           19,512        1.53 to        2.94       54,231          1.03%           - to     0.80%      20.56% to     21.53%
    2004           19,133        1.26 to        2.43       43,806          0.69%       0.40% to     0.80%      29.23% to     30.27%
    2003           20,004        0.96 to        1.87       35,683          0.30%       0.40% to     0.80%      47.67% to     48.87%
    2002           17,887        0.65 to        1.27       21,788              -       0.40% to     0.80%     (14.52%)to    (13.83%)
    2001(19)       16,747        0.75 to        1.48       24,061              -       0.40% to     0.80%     (21.79%)to     (6.31%)

Wanger Select

    2005            5,884        1.69 to        2.51       13,086              -           - to     0.80%       9.61% to     10.49%
    2004            5,217        1.54 to        2.29       10,553              -       0.40% to     0.80%      18.35% to     19.31%
    2003            3,832        1.30 to        1.93        6,651              -       0.40% to     0.80%      29.68% to     30.73%
    2002            2,569        1.00 to        1.49        3,620              -       0.40% to     0.80%      (8.36%)to     (0.54%)
    2001(13)        1,713        1.09 to        1.63        2,672              -       0.80% to     0.80%       8.22% to     20.85%

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Wanger U.S. Smaller Companies

    2005           33,469        1.57 to        2.76       89,736              -           - to     0.80%      10.37% to     11.25%
    2004           36,841        1.41 to        2.49       89,664              -       0.40% to     0.80%      17.39% to     18.33%
    2003           34,006        1.20 to        2.12       70,547              -       0.40% to     0.80%      42.08% to     43.22%
    2002           33,760        0.84 to        1.48       49,480              -       0.40% to     0.80%     (17.48%)to    (16.81%)
    2001(19)       32,046        1.01 to        1.80       57,216          0.06%       0.40% to     0.80%      (3.61%)to     11.39%

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the subaccount. While the subaccount may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that subaccount to deviate outside the range of the expense ratios presented.

(4) From inception January 8, 2001 to December 31, 2001.           (18) From inception May 17, 2001 to December 31, 2001.
(5) From inception January 12, 2001 to December 31, 2001.          (19) From inception July 31, 2001 to December 31, 2001.
(6) From inception January 16, 2001 to December 31, 2001.          (20) From inception October 30, 2001 to December 31, 2001.
(7) From inception January 18, 2001 to December 31, 2001.          (21) From inception August 12, 2002 to December 31, 2002.
(8) From inception January 31, 2001 to December 31, 2001.          (22) From inception August 14, 2002 to December 31, 2002.
(9) From inception February 1, 2001 to December 31, 2001.          (23) From inception August 26, 2002 to December 31, 2002.
(10) From inception February 8, 2001 to December 31, 2001.         (24) From inception September 10, 2002 to December 31, 2002.
(11) From inception February 16, 2001 to December 31, 2001.        (25) From inception June 2, 2003 to December 31, 2003.
(12) From inception February 20, 2001 to December 31, 2001.        (26) From inception June 3, 2003 to December 31, 2003.
(13) From inception March 9, 2001 to December 31, 2001.            (27) From inception June 4, 2003 to December 31, 2003.
(14) From inception April 11, 2001 to December 31, 2001.           (28) From inception December 3, 2004 to December 31, 2004.
(15) From inception April 12, 2001 to December 31, 2001.           (29) From inception April 21, 2005 to December 31, 2005.
(16) From inception April 26, 2001 to December 31, 2001.           (30) From inception April 29, 2005 to December 31, 2005.
(17) From inception May 15, 2001 to December 31, 2001.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6 - POLICY LOANS
Policy provisions allow policyowners to borrow up to 90% of the policy's cash surrender value, reduced by an amount equal to the surrender charge with interest of [4 % due in policy years 1-10, 3% due in policy years 11-15 and 2.50% due in policy years 16 and thereafter for all states except New York] and [6% due in policy years 1-10, 5% due in policy years 11-15 and 4.50% due in policy years 16 and thereafter in New York], payable on each policy anniversary. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2% for all states except New York and 4% for New York. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7 - FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled `Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2005, and 2004, are $76,043,316 and $73,627,573 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

         Administration Charge - In accordance with terms of the contracts, Phoenix may make deductions for administrative charges. Because a policy face amount and policy duration may vary, the administrative charge may also vary.

         Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

         Cost of Insurance Charge - In accordance with terms of the contracts, Phoenix makes deductions for costs of insurance to cover Phoenix's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

         Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled `Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


C) Mortality and Expense Charge

Phoenix will make deductions at a maximum annual rate of 0.80% of the contract's value for the mortality and expense risks, and administrative charges, which the company undertakes. These expenses are included in a separate line item entitled `Mortality and Expense Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2005, is $8,853,387. This expense is taken out as a reduction of unit values or redemption of units depending on your contract terms.

NOTE 8--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--LIQUIDATIONS AND MERGERS
On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix-Goodwin Money Market Series.

On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond-Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond -Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

On December 3, 2004, AIM V.I. Mid Cap Core Equity acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid-Cap Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

On November 29, 2004, Phoenix Variable Advisors, Inc ("PVA") terminated Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS"), as subadvisor for the Phoenix-MFS Investors Growth Stock Series, a series of the Fund. PVA and the Fund have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Upon termination of MFS, PVA hired AIM Capital Management, Inc. ("AIM") as the new subadvisor for the series, and the name of the series was changed to Phoenix-AIM Growth Series.

On September 24, 2004, Phoenix Aberdeen International acquired all of the net assets of Phoenix-Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

On September 24, 2004, Phoenix Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749 including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

On September 24, 2004, Phoenix Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


On September 17, 2004, Phoenix Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth & Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and PVA have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 13 - OTHER
On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[logo] PricewaterhouseCoopers

To the Board of Directors of Phoenix Life Insurance Company and Participants of Phoenix Life Variable Universal Life Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Universal Life Account at December 31, 2005, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation at December 31, 2005 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
March 24, 2006

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2005 AND 2004

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                             ---------------

Report of Independent Registered Public Accounting Firm...................................................        F-3

Consolidated Balance Sheet as of December 31, 2005 and 2004...............................................        F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended December 31, 2005, 2004 and 2003....................................................        F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2005, 2004 and 2003........................................................................        F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended
  December 31, 2005, 2004 and 2003........................................................................        F-7

Notes to Financial Statements.............................................................................      F-8 - F-40

[LOGO] PricewaterhouseCoopers
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             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
February 22, 2006

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                   ($ amounts in millions, except share data)
                           DECEMBER 31, 2005 AND 2004


                                                                                                    2005           2004
                                                                                               -------------- --------------

ASSETS:
Available-for-sale debt securities, at fair value...........................................    $  13,402.6    $  13,473.6
Available-for-sale equity securities, at fair value.........................................          169.6          160.2
Trading equity securities, at fair value....................................................           --             87.3
Mortgage loans, at unpaid principal balances................................................          128.6          207.9
Venture capital partnerships, at equity in net assets.......................................          145.1          255.3
Policy loans, at unpaid principal balances..................................................        2,245.0        2,196.7
Other invested assets.......................................................................          308.6          367.5
                                                                                               -------------- --------------
                                                                                                   16,399.5       16,748.5
Available-for-sale debt and equity securities pledged as collateral.........................          304.4        1,278.8
                                                                                               -------------- --------------
Total investments...........................................................................       16,703.9       18,027.3
Cash and cash equivalents...................................................................          225.6          324.0
Accrued investment income...................................................................          225.8          222.3
Premiums, accounts and notes receivable.....................................................          183.3          163.7
Deferred policy acquisition costs...........................................................        1,546.7        1,388.1
Intangible assets...........................................................................            0.6            0.6
Goodwill....................................................................................            4.5            4.5
Other assets................................................................................          128.3          157.1
Separate account assets.....................................................................        7,722.2        6,950.3
                                                                                               -------------- --------------
TOTAL ASSETS................................................................................    $  26,740.9    $  27,237.9
                                                                                               ============== ==============

LIABILITIES:
Policy liabilities and accruals.............................................................    $  13,246.2    $  13,132.3
Policyholder deposit funds..................................................................        3,060.7        3,492.4
Indebtedness................................................................................          204.1          204.1
Deferred income taxes.......................................................................           31.7           21.5
Other liabilities...........................................................................          336.8          334.6
Non-recourse collateralized obligations.....................................................          389.9        1,355.2
Separate account liabilities................................................................        7,722.2        6,950.3
                                                                                               -------------- --------------
TOTAL LIABILITIES...........................................................................       24,991.6       25,490.4
                                                                                               -------------- --------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           10.5           47.5
                                                                                               -------------- --------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0           10.0
Additional paid-in capital..................................................................        1,714.9        1,714.9
Retained earnings (accumulated deficit).....................................................           12.4          (73.4)
Accumulated other comprehensive income......................................................            1.5           48.5
                                                                                               -------------- --------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,738.8        1,700.0
                                                                                               -------------- --------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................    $  26,740.9    $  27,237.9
                                                                                               ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

REVENUES:
Premiums.....................................................................   $     928.7    $     990.6    $   1,042.2
Insurance and investment product fees........................................         314.8          294.7          279.8
Investment income, net of expenses...........................................       1,092.5        1,068.0        1,098.2
Unrealized gain on trading equity securities.................................          --             85.9           --
Net realized investment losses...............................................         (53.2)          (2.0)         (98.0)
                                                                               -------------- -------------- --------------
TOTAL REVENUES...............................................................       2,282.8        2,437.2        2,322.2
                                                                               -------------- -------------- --------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,376.7        1,422.2        1,454.0
Policyholder dividends.......................................................         364.4          404.7          418.8
Policy acquisition cost amortization.........................................          99.6          110.0           94.0
Interest expense on indebtedness.............................................          14.7           12.8           12.2
Interest expense on non-recourse collateralized obligations..................          29.4           33.6           48.9
Other operating expenses.....................................................         236.5          259.9          253.2
                                                                               -------------- -------------- --------------
TOTAL BENEFITS AND EXPENSES..................................................       2,121.3        2,243.2        2,281.1
                                                                               -------------- -------------- --------------
Income from continuing operations
  before income taxes and minority interest..................................         161.5          194.0           41.1
Applicable income taxes......................................................          39.9           59.7            3.9
                                                                               -------------- -------------- --------------
Income from continuing operations before minority interest...................         121.6          134.3           37.2
Minority interest in net income of subsidiaries..............................          (0.7)          (0.1)          (0.5)
Equity in undistributed losses of affiliates.................................          --            (10.4)          (1.8)
                                                                               -------------- -------------- --------------
NET INCOME...................................................................   $     120.9    $     123.8    $      34.9
                                                                               ============== ============== ==============

COMPREHENSIVE INCOME:
NET INCOME...................................................................   $     120.9    $     123.8    $      34.9
OTHER COMPREHENSIVE INCOME (LOSS)............................................         (47.0)           7.5          135.6
                                                                               -------------- -------------- --------------
COMPREHENSIVE INCOME.........................................................   $      73.9    $     131.3    $     170.5
                                                                               ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

OPERATING ACTIVITIES:
Income from continuing operations............................................   $     120.9    $     123.8    $      34.9
Proceeds from sale of trading equity securities..............................         129.7           --             --
Unrealized gain on trading equity securities.................................          --            (85.9)          --
Net realized investment losses...............................................          53.2            2.0           98.0
Amortization and depreciation................................................           6.9           12.7           16.2
Investment gains.............................................................        (129.9)         (73.6)         (81.6)
Equity in losses of affiliates...............................................          --             17.2           --
Deferred income taxes........................................................          38.2           65.7            4.0
Decrease (increase) in receivables...........................................         (18.6)          37.8          (20.9)
Deferred policy acquisition costs increase...................................         (88.1)         (54.7)        (111.5)
Increase in policy liabilities and accruals..................................         327.6           60.1          469.6
Other assets and other liabilities net change................................          22.8          (44.6)         (16.4)
                                                                               -------------- -------------- --------------
Cash from continuing operations..............................................         462.7           60.5          392.3
Discontinued operations, net.................................................           5.4           16.1          (34.3)
                                                                               -------------- -------------- --------------
CASH FROM OPERATING ACTIVITIES...............................................         468.1           76.6          358.0
                                                                               -------------- -------------- --------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,852.4)      (4,159.6)      (5,611.5)
Investment sales, repayments and maturities..................................       4,801.7        4,213.8        4,417.2
Debt and equity securities pledged as collateral purchases...................          --            (17.2)         (56.9)
Debt and equity securities pledged as collateral sales.......................         956.0           97.0          171.5
Subsidiary sales.............................................................          10.7            6.6           --
Premises and equipment additions.............................................         (25.1)          (7.9)         (19.6)
Premises and equipment dispositions..........................................          17.3           26.4           --
Discontinued operations, net.................................................           1.2           --             (6.7)
                                                                               -------------- -------------- --------------
CASH FROM (FOR) INVESTING ACTIVITIES.........................................         909.4          159.1       (1,106.0)
                                                                               -------------- -------------- --------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         609.6          917.3        1,334.2
Policyholder deposit fund withdrawals........................................      (1,041.3)      (1,067.6)      (1,087.2)
Other indebtedness proceeds..................................................          --            171.6           --
Indebtedness repayments......................................................          --           (155.2)          --
Collateralized obligations proceeds..........................................          --             --             --
Collateralized obligations repayments........................................      (1,009.1)         (90.8)         (99.6)
Common stock dividends paid..................................................         (35.1)         (69.7)         (44.5)
                                                                               -------------- -------------- --------------
CASH FROM (FOR) FINANCING ACTIVITIES.........................................      (1,475.9)        (294.4)         102.9
                                                                               -------------- -------------- --------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................         (98.4)         (58.7)        (645.1)
Cash and cash equivalents, beginning of year.................................         324.0          382.7        1,027.8
                                                                               -------------- -------------- --------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     225.6    $     324.0    $     382.7
                                                                               ============== ============== ==============

Included in cash and cash equivalents above is cash pledged as collateral of $15.2 million, $61.0 million and $72.0 million at December 31, 2005, 2004 and 2003, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income...................................................................   $     120.9    $     123.8    $      34.9
Common stock dividends declared..............................................         (35.1)         (69.7)         (44.5)
Other equity adjustments.....................................................          --             --              0.7

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................         (47.0)           7.5          135.6
                                                                               -------------- -------------- --------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          38.8           61.6          126.7
Stockholder's equity, beginning of year......................................       1,700.0        1,638.4        1,511.7
                                                                               -------------- -------------- --------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................   $   1,738.8    $   1,700.0    $   1,638.4
                                                                               ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


1.   ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes.

ACCOUNTING CHANGES

In September 2005, the Accounting Standards Executive Committee, or AcSEC, of the American Institute of Certified Public Accountants, or AICPA, issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," or SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards No. 97, or SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt SOP 05-1 on January 1, 2007. We are currently assessing the impact of SOP 05-1 on our consolidated financial position and results of operations.

Other-Than-Temporary Impairments: FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," or FSP 115-1, is effective for reporting periods beginning after December 15, 2005. Earlier application is permitted. FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, does not have a material effect on our consolidated financial statements.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

Variable Interest Entities: In January 2003, a new accounting standard was issued, FASB Interpretation No. 46 (FIN 46), Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51, that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46(R) in December 2003, with FIN 46(R) providing additional interpretation as to existing standards on consolidation. FIN 46(R) clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtained an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we adopted FIN 46(R) for Special Purpose Entities (SPEs) in which we hold a variable interest that we acquired prior to February 1, 2003. The effect of our adoption of the foregoing provisions of FIN 46(R) is described further in Note 7. FIN 46(R) requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. The adoption of FIN 46(R) for our non-SPE variable interest entities did not have a material effect on our consolidated financial statements.

BUSINESS COMBINATIONS AND DISPOSITIONS

Aberdeen Asset Management, PLC

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, in our 2005 consolidated statement of operations. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen Asset Management PLC, or Aberdeen, a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS 115, Accounting for Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 income from continuing operations include a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. See Note 3 to these financial statements for more information on our holdings in Aberdeen.

Lombard International Assurance S.A.

On January 11, 2005, we closed the sale of our interest in Lombard International Assurance S.A., or Lombard, to Friends Provident plc, or Friends Provident, for common shares in Friends Provident valued at $59.0 million. In connection with our disposition of Lombard, we entered into a total return swap agreement with a third party, which was settled with cash proceeds of $59.0 million on April 1, 2005 in exchange for all of our shares in Friends Provident.

Phoenix Global Solutions (India) Pvt. Ltd.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction was not material to our consolidated financial statements.


2.   LIFE AND ANNUITY ACTIVITIES

Life and Annuity activities include individual life insurance and annuity products, such as universal life, variable life, term life and fixed and variable annuities. They also include the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
     o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
     o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
     o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
     o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity in force that is not covered by this reinsurance arrangement.
     o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

DIRECT BUSINESS AND REINSURANCE:
($ amounts in millions)                                                               YEAR ENDED DECEMBER 31,
                                                                           --------------------------------------------
                                                                                2005           2004           2003
                                                                           -------------- -------------- --------------

Direct premiums........................................................     $     994.7    $   1,043.3    $   1,092.1
Premiums assumed from reinsureds.......................................            14.0           13.8           15.5
Premiums ceded to reinsurers...........................................           (80.0)         (66.5)         (65.4)
                                                                           -------------- -------------- --------------
PREMIUMS...............................................................     $     928.7    $     990.6    $   1,042.2
                                                                           ============== ============== ==============
Percentage of amount assumed to net premiums...........................             1.5%           1.4%           1.5%
                                                                           ============== ============== ==============

Direct policy benefits incurred........................................     $     440.1    $     416.3    $     402.9
Policy benefits assumed from reinsureds................................             8.2            3.9           13.5
Policy benefits ceded to reinsurers....................................           (56.4)         (52.9)         (56.9)
                                                                           -------------- -------------- --------------
POLICY BENEFITS........................................................     $     391.9    $     367.3    $     359.5
                                                                           ============== ============== ==============

Direct life insurance in force.........................................     $ 133,990.2    $ 126,367.9    $ 120,931.3
Life insurance in force assumed from reinsureds........................         1,810.5        1,759.5        1,837.3
Life insurance in force ceded to reinsurers............................       (83,144.7)     (80,040.1)     (77,222.3)
                                                                           -------------- -------------- --------------
LIFE INSURANCE IN FORCE................................................     $  52,656.0    $  48,087.3    $  45,546.3
                                                                           ============== ============== ==============
Percentage of amount assumed to net insurance in force.................             3.4%           3.7%           4.0%
                                                                           ============== ============== ==============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $984.8 million, $1,054.9 million and $1,094.5 million, net of reinsurance, for the years ended December 31, 2005, 2004 and 2003.

Irrevocable letters of credit aggregating $50.8 million at December 31, 2005 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions, which we review on a regular basis, and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:
($ amounts in millions)                                                                   YEAR ENDED DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Direct acquisition costs deferred excluding acquisitions.....................   $     187.7    $     164.7    $     205.5
Acquisition costs recognized in Valley Forge Life acquisition................                         --             --
Costs amortized to expenses:
  Recurring costs related to operations......................................        (114.3)        (110.4)         (98.1)
  Credit related to realized investment gains or losses......................          14.7            0.4            4.1
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................          70.5            7.7           12.4
                                                                               -------------- -------------- --------------
Change in deferred policy acquisition costs..................................         158.6           62.4          123.9
Deferred policy acquisition costs, beginning of year.........................       1,388.1        1,325.7        1,201.8
                                                                               -------------- -------------- --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................   $   1,546.7    $   1,388.1    $   1,325.7
                                                                               ============== ============== ==============

During 2005, we benefited from an adjustment, or "unlocking," of assumptions primarily related to DAC. The unlocking was driven by revised assumptions reflecting favorable mortality experience, offset by interest rate and spread adjustments for annuities. The effects of the unlocking decreased insurance product fees by $0.3 million, increased the change in policyholder reserves by $3.5 million, increased non-deferred expenses by $0.5 million and decreased DAC amortization by $28.1 million for a net increase in pre-tax income of $23.8 million in the second quarter. However, this initial increase was partially offset by a resulting increase in DAC amortization of $5.8 million during the latter half of the year.

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 4.00% to 5.25% as of December 31, 2005, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2005 and 2004, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $82.1 million and $123.5 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $10.7 million and $9.1 million, respectively.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 30.7% and 35.6% of the face value of total individual life insurance in force at December 31, 2005 and 2004, respectively.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which ranged from 2% to 10% as of December 31, 2005, less administrative charges.

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

In connection with the demutualization, we established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, will support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimate to continue at rates in effect for 2000.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

We present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. On November 3, 2005, the 2006 policyholder dividend scale was reduced for most policyholders with a reduction in the interest component of the scale, partially offset by improvements in the mortality component. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                 AS OF DECEMBER 31,
($ amounts in millions)                                                        -----------------------------
                                                                                    2005           2004        INCEPTION
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $   6,992.0    $   6,949.6    $   4,773.1
Equity securities............................................................          95.4           90.8           --
Mortgage loans...............................................................         109.9          181.9          399.0
Venture capital partnerships.................................................          73.4           52.4           --
Policy loans.................................................................       1,349.2        1,363.4        1,380.0
Other invested assets........................................................          69.3           60.0           --
                                                                               -------------- -------------- --------------
Total closed block investments...............................................       8,689.2        8,698.1        6,552.1
Cash and cash equivalents....................................................          87.0          100.5           --
Accrued investment income....................................................         118.2          118.8          106.8
Receivables..................................................................          40.9           32.7           35.2
Deferred income taxes........................................................         328.0          359.7          389.4
Other closed block assets....................................................          24.9           24.0            6.2
                                                                               -------------- -------------- --------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,288.2        9,333.8        7,089.7
                                                                               -------------- -------------- --------------
Policy liabilities and accruals..............................................       9,815.8        9,686.9        8,301.7
Policyholder dividends payable...............................................         338.9          365.5          325.1
Policyholder dividend obligation.............................................         334.1          535.9           --
Other closed block liabilities...............................................          53.8           41.5           12.3
                                                                               -------------- -------------- --------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,542.6       10,629.8        8,639.1
                                                                               -------------- -------------- --------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................   $   1,254.4    $   1,296.0    $   1,549.4
                                                                               ============== ============== ==============


CLOSED BLOCK REVENUES AND EXPENSES AND                                                          YEAR ENDED
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:                      CUMULATIVE                   DECEMBER 31,
($ amounts in millions)                                              FROM      --------------------------------------------
                                                                  INCEPTION         2005           2004           2003
                                                                -------------- -------------- -------------- --------------

Premiums.....................................................    $   6,052.4    $     881.6    $     932.8    $   1,000.1
Net investment income........................................        3,327.7          556.5          560.0          573.1
Net realized investment losses...............................         (113.0)         (21.9)          (2.0)          (9.4)
                                                                -------------- -------------- -------------- --------------
TOTAL REVENUES...............................................        9,267.1        1,416.2        1,490.8        1,563.8
                                                                -------------- -------------- -------------- --------------
Policy benefits, excluding dividends.........................        6,347.7          980.1        1,007.1        1,058.0
Other operating expenses.....................................           66.5            8.6            8.9           10.0
                                                                -------------- -------------- -------------- --------------
Total benefits and expenses,
  excluding policyholder dividends...........................        6,414.2          988.7        1,016.0        1,068.0
                                                                -------------- -------------- -------------- --------------
Closed block contribution to income
  before dividends and income taxes..........................        2,852.9          427.5          474.8          495.8
Policyholder dividends.......................................        2,363.9          363.7          403.9          419.4
                                                                -------------- -------------- -------------- --------------
Closed block contribution to income before income taxes......          489.0           63.8           70.9           76.4
Applicable income taxes......................................          171.4           22.2           24.7           26.8
                                                                -------------- -------------- -------------- --------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................    $     317.6    $      41.6    $      46.2    $      49.6
                                                                ============== ============== ============== ==============

Policyholder dividends provided through earnings.............    $   2,409.1    $     363.7    $     403.9    $     419.4
Policyholder dividends provided through
  other comprehensive income.................................          241.6         (194.9)           3.8          (45.5)
                                                                -------------- -------------- -------------- --------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............        2,650.7          168.8          407.7          373.9
POLICYHOLDER DIVIDENDS PAID..................................       (2,302.8)        (397.2)        (395.3)        (395.6)
                                                                -------------- -------------- -------------- --------------
Change in policyholder dividend liabilities..................          347.9         (228.4)          12.4          (21.7)
Policyholder dividend liabilities, beginning of period.......          325.1          901.4          889.0          910.7
                                                                -------------- -------------- -------------- --------------
Policyholder dividend liabilities, end of period.............          673.0          673.0          901.4          889.0
  Less:  Policyholder dividends payable, end of period.......         (338.9)        (338.9)         365.5          369.8
                                                                -------------- -------------- -------------- --------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............    $     334.1    $     334.1    $     535.9    $     519.2
                                                                ============== ============== ============== ==============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


3.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT SECURITIES:                                             AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

U.S. government and agency...................................    $     736.8    $     699.9    $     676.4    $     622.7
State and political subdivision..............................          365.0          344.2          446.5          413.7
Foreign government...........................................          333.9          298.8          314.8          284.0
Corporate....................................................        7,450.3        7,322.2        7,365.4        7,040.7
Mortgage-backed..............................................        3,276.0        3,241.2        3,253.4        3,122.9
Other asset-backed...........................................        1,240.6        1,224.6        1,417.1        1,405.0
                                                                -------------- -------------- -------------- --------------
DEBT SECURITIES..............................................    $  13,402.6    $  13,130.9    $  13,473.6    $  12,889.0
                                                                ============== ============== ============== ==============

Amounts applicable to the closed block.......................    $   6,992.0    $    6,748.4   $   6,949.6    $    6,515.2
                                                                ============== ============== ============== ==============


FAIR VALUE AND COST OF EQUITY SECURITIES:                                           AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

Lombard International Assurance, S.A.........................    $      --      $      --      $      43.3    $      43.3
Other equity securities......................................          169.6          151.2          116.9          101.1
                                                                -------------- -------------- -------------- --------------
EQUITY SECURITIES............................................    $     169.6    $     151.2    $     160.2    $     144.4
                                                                ============== ============== ============== ==============

Amounts applicable to the closed block.......................    $      95.4    $      82.5    $      90.8    $      78.3
                                                                ============== ============== ============== ==============

In 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in 2003, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

In January 2005, we sold our equity investment in Lombard as further described in Note 1.

HRH. Hilb Rogal & Hobbs (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

As a result of these transactions, in 2002 we recorded a gross realized investment gain of $107.1 million, $38.8 million net of offsets for applicable DAC costs and deferred income taxes. We calculated our gains using the specific identification of the securities sold. As a result of the transactions we completed in November 2002, it was no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes. In addition, in 2003 we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).

UNREALIZED GAINS AND LOSSES FROM                                                      AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES:                                     -------------------------------------------------------------
($ amounts in millions)                                                      2005                          2004
                                                                ------------------------------ ------------------------------
                                                                     GAINS          LOSSES          GAINS         LOSSES
                                                                --------------- -------------- -------------- ---------------

U.S. government and agency...................................    $      41.4     $     (4.5)    $     55.4     $     (1.7)
State and political subdivision..............................           23.0           (2.2)          34.4           (1.6)
Foreign government...........................................           36.0           (0.9)          31.1           (0.3)
Corporate....................................................          219.2          (91.1)         364.2          (39.5)
Mortgage-backed..............................................           71.0          (36.2)         137.0           (6.5)
Other asset-backed...........................................           25.4           (9.4)          32.4          (20.3)
                                                                --------------- -------------- -------------- ---------------
Debt securities gains and losses.............................    $     416.0     $   (144.3)    $    654.5     $    (69.9)
                                                                =============== ============== ============== ===============
DEBT SECURITIES NET GAINS....................................    $     271.7                    $    584.6
                                                                ===============                ==============

Equity securities gains and losses...........................    $      20.4     $     (2.0)    $     19.1     $     (3.3)
                                                                =============== ============== ============== ===============
EQUITY SECURITIES NET GAINS..................................    $      18.4                    $     15.8
                                                                ===============                ==============


AGING OF TEMPORARILY IMPAIRED                                            AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ amounts in millions)                         LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS             TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED      FAIR        UNREALIZED      FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE         LOSSES        VALUE        LOSSES
                                            ------------ ------------- ------------- ------------- ------------- ------------
DEBT SECURITIES
U.S. government and agency................   $    177.6    $     (3.2)   $    47.9    $     (1.3)   $    225.5    $    (4.5)
State and political subdivision...........         40.0          (1.0)        37.3          (1.2)         77.3         (2.2)
Foreign government........................         41.1          (0.6)        10.6          (0.3)         51.7         (0.9)
Corporate.................................      2,599.5         (59.5)       790.7         (31.6)      3,390.2        (91.1)
Mortgage-backed...........................      1,507.4         (26.8)       326.4          (9.4)      1,833.8        (36.2)
Other asset-backed........................        309.2          (4.6)       205.4          (4.8)        514.6         (9.4)
                                            ------------- ------------- ------------ ------------- ------------- ------------
DEBT SECURITIES...........................   $  4,674.8    $    (95.7)   $ 1,418.3    $    (48.6)   $  6,093.1    $  (144.3)
COMMON STOCK..............................         46.8          (2.0)        --            --            46.8         (2.0)
                                            ------------- ------------- ------------ ------------- ------------- ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  4,721.6    $    (97.7)   $ 1,418.3    $    (48.6)   $  6,139.9    $  (146.3)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $  2,058.4    $    (44.2)   $   340.0    $    (16.3)   $  2,398.4    $   (60.5)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  2,663.2    $    (53.5)   $ 1,078.3    $    (32.3)   $  3,741.5    $   (85.8)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $    147.8    $     (8.4)   $   106.0    $     (5.5)   $    253.8    $   (13.9)
                                            ============= ============= ============ ============= ============= ============

AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (2.6)                $     (1.4)                 $    (4.0)
                                                          =============              =============               ============

These securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

AGING OF TEMPORARILY IMPAIRED                                            AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES:                  --------------------------------------------------------------------------------
($ amounts in millions)                          LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS             TOTAL
                                             --------------------------- -------------------------- -------------------------
                                                 FAIR       UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                 VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             ------------ ------------- ------------ -------------- ------------ ------------
DEBT SECURITIES
U.S. government and agency................    $     85.6   $     (1.4)   $      4.9   $     (0.3)   $     90.5   $    (1.7)
State and political subdivision...........          41.6         (1.2)          9.0         (0.4)         50.6        (1.6)
Foreign government........................          --           --            10.6         (0.3)         10.6        (0.3)
Corporate.................................       1,212.6        (16.1)        418.8        (23.4)      1,631.4       (39.5)
Mortgage-backed...........................         589.4         (4.8)        113.6         (1.7)        703.0        (6.5)
Other asset-backed........................         444.6         (5.3)         96.8        (15.0)        541.4       (20.3)
                                             ------------ ------------- ------------ ------------- ------------ ------------
DEBT SECURITIES...........................    $  2,373.8   $    (28.8)   $    653.7   $    (41.1)   $  3,027.5   $   (69.9)
COMMON STOCK..............................          15.3         (2.4)          5.4         (0.9)         20.7        (3.3)
                                             ------------ ------------- ------------ ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....    $  2,389.1   $    (31.2)   $    659.1   $    (42.0)   $  3,048.2   $   (73.2)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS INSIDE THE CLOSED BLOCK...........    $    702.0   $    (10.7)   $    347.9   $    (16.2)   $  1,049.9   $   (26.9)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........    $  1,687.1   $    (20.5)   $    311.2   $    (25.8)   $  1,998.3   $   (46.3)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........    $     66.8   $     (2.2)   $     68.3   $    (12.2)   $    135.1   $   (14.4)
                                             ============ ============= ============ ============= ============ ============

AFTER OFFSETS FOR DEFERRED ACQUISITION                     $     (0.8)                $     (4.5)                $    (5.3)
  COST ADJUSTMENT AND TAXES...............                =============              =============              ============

These securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance.

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated.

CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                                      AS OF DECEMBER 31,
($ amounts in millions)                                          -----------------------------------------------------------
                                                                             2005                          2004
                                                                 ----------------------------- -----------------------------
                                                                    CARRYING                      CARRYING
                                                                      VALUE       FAIR VALUE        VALUE       FAIR VALUE
                                                                 -------------- -------------- -------------- --------------
PROPERTY TYPE
Apartment buildings..........................................     $      39.9    $      38.2    $      81.8    $      82.8
Office buildings.............................................            14.4           13.8           18.0           18.2
Retail stores................................................            62.1           59.5           92.5           93.6
Industrial buildings.........................................            22.8           21.8           25.4           25.7
Other........................................................             0.1            0.1            0.1            0.1
                                                                 -------------- -------------- -------------- --------------
Subtotal.....................................................           139.3          133.4          217.8          220.4
  Less:  Valuation allowances................................           (10.7)          --             (9.9)          --
                                                                 -------------- -------------- -------------- --------------
MORTGAGE LOANS...............................................     $     128.6    $     133.4    $     207.9    $     220.4
                                                                 ============== ============== ============== ==============

Amounts applicable to the closed block.......................     $     109.9    $     105.2    $     181.9    $     184.1
                                                                 ============== ============== ============== ==============

The carrying values of delinquent or in-process-of-foreclosure mortgage loans as of December 31, 2005 and 2004 were $8.2 million and $0.0 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $10.5 million and $12.9 million as of December 31, 2005 and 2004, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                               YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Valuation allowance, beginning of year.......................................   $       9.9    $      12.8    $      15.5
Additions charged to income..................................................           0.8           --              0.8
Deductions for write-offs and disposals......................................          --             (2.9)          (3.5)
                                                                               -------------- -------------- --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $      10.7    $       9.9    $      12.8
                                                                               ============== ============== ==============

During the three years ended December 31, 2005, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2005.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry sector index if there has been a material shift in the S&P index, either upward or downward.

NET INVESTMENT INCOME RELATED TO VENTURE CAPITAL PARTNERSHIPS:                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Net realized gains on partnership cash and stock distributions...............   $      27.0    $      13.7    $      17.4
Net unrealized gains (losses) on partnership investments.....................          (6.6)          14.4           38.2
Partnership operating expenses...............................................           3.4           (2.6)          (6.6)
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME........................................................   $      23.8    $      25.5    $      49.0
                                                                               ============== ============== ==============

Amounts applicable to the closed block.......................................   $       9.0    $       6.2    $      12.8
                                                                               ============== ============== ==============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows:

ADJUSTMENT OF VENTURE CAPITAL INVESTMENT INCOME                                           YEAR ENDED DECEMBER 31,
RELATED TO RECEIPT OF FINANCIAL STATEMENTS:                                    --------------------------------------------
($ amounts in millions)                                                             2005           2004           2003
                                                                               -------------- -------------- --------------

Closed block.................................................................   $      (1.2)   $       1.0    $      --
General account..............................................................         (13.4)           6.8           33.4
                                                                               -------------- -------------- --------------
TOTAL........................................................................   $     (14.6)   $       7.8    $      33.4
                                                                               ============== ============== ==============

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Contributions................................................................   $      66.0    $      59.2    $      41.3
Equity in earnings of partnerships...........................................          23.8           25.5           49.0
Distributions................................................................         (94.6)         (64.3)         (43.6)
Proceeds from sale of partnership interests..................................         (91.5)          --            (26.1)
Realized loss on sale of partnership interests...............................         (13.9)          --            (14.3)
                                                                               -------------- -------------- --------------
Change in venture capital partnerships.......................................        (110.2)          20.4            6.3
Venture capital partnership investments, beginning of period.................         255.3          234.9          228.6
                                                                               -------------- -------------- --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $     145.1    $     255.3    $     234.9
                                                                               ============== ============== ==============

AMOUNTS APPLICABLE TO CLOSED BLOCK...........................................   $      73.4    $      52.4    $      38.6
                                                                               ============== ============== ==============

There were $105.1 million and $136.5 million in unfunded commitments outstanding at December 31, 2005 and 2004, respectively. Of these, $91.6 million and $83.0 million were applicable to the closed block.

In 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. We closed the sale of approximately 76% of these funds in 2005. The carrying value of the funds sold in 2005 was $98.8 million. A related pre-tax realized loss of $13.9 million was recognized in 2005.

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $14.3 million.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

We present affiliate debt securities in the available-for-sale debt securities caption. There were no affiliate debt securities held at December 31, 2005 or 2004.

CARRYING VALUE AND COST OF AFFILIATE SECURITIES:                                                  AS OF DECEMBER 31, 2003
($ amounts in millions)                                                                        -----------------------------
                                                                                                  CARRYING
                                                                                                    VALUE          COST
                                                                                               -------------- --------------

Aberdeen common stock.......................................................................    $      38.3    $      20.0
Other.......................................................................................            9.2           18.9
                                                                                               -------------- --------------
AFFILIATE EQUITY SECURITIES.................................................................    $      47.5    $      38.9
                                                                                               ============== ==============

The cost basis of Aberdeen common stock is adjusted to reflect an other-than-temporary impairment of $89.1 million, which we recognized as a realized investment loss in 2003.

SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                    2004           2003
                                                                                               -------------- --------------

Aberdeen common stock dividends.............................................................    $       3.0    $       2.7
Equity in Aberdeen undistributed loss.......................................................          (21.9)          (2.0)
Other.......................................................................................            1.7           (2.7)
                                                                                               -------------- --------------
AFFILIATE EQUITY SECURITIES INVESTMENT LOSS.................................................    $     (17.2)   $      (2.0)
                                                                                               ============== ==============

Aberdeen convertible notes and bonds........................................................    $       2.0    $       2.5
Aberdeen 5.875% convertible notes...........................................................           --              0.1
                                                                                               -------------- --------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME.................................................    $       2.0    $       2.6
                                                                                               ============== ==============

There were no earnings from affiliate debt securities during 2005.

ABERDEEN. As of December 31, 2004 and 2003, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its then outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

During 2003, we recorded a non-cash realized investment loss of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. In addition, as of December 31, 2003 we owned $27.5 million in Aberdeen convertible subordinated notes which were repaid in full to us on November 19, 2004. Concurrent with this paydown, we relinquished our contractual right to one of two Aberdeen board seats held related to our 16.5% equity interest in Aberdeen at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange as compared to our carrying under the equity method, are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of income for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method.

AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                                          YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Equity in undistributed earnings (losses) of affiliates......................   $      --      $     (12.3)   $       0.5
Unrealized gain on trading securities........................................          --             55.1           --
Realized investment loss.....................................................          (7.0)          --            (55.0)
                                                                               -------------- -------------- --------------
NET INCOME (LOSS)............................................................   $      (7.0)   $      42.8    $     (54.5)
                                                                               ============== ============== ==============

The carrying value of our equity investment in Aberdeen is $87.3 million at December 31, 2004 and is presented as a trading equity security on our consolidated balance sheet.

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, which resulted in an after-tax realized investment loss of $7.0 million. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

OTHER INVESTED ASSETS:                                                                               AS OF DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------

Transportation and other equipment leases...................................................    $      63.6    $      67.8
Separate account equity investments.........................................................           17.2           40.0
Mezzanine partnerships......................................................................           75.0           61.7
Affordable housing partnerships.............................................................           22.8           23.4
Derivative instruments (Note 12)............................................................            8.6           19.4
Other affiliate investments.................................................................            5.7            8.8
Real estate.................................................................................           64.6           70.1
Other partnership interests.................................................................           51.1           76.3
                                                                                               -------------- --------------
OTHER INVESTED ASSETS.......................................................................    $     308.6    $     367.5
                                                                                               ============== ==============

Amounts applicable to the closed block......................................................    $      69.3    $      60.0
                                                                                               ============== ==============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions on a first-in, first-out basis and when declines in fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

SOURCES OF NET INVESTMENT INCOME:                                                         YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $     797.3    $     774.4    $     767.0
Equity securities............................................................           6.3            3.2            2.1
Mortgage loans...............................................................          20.2           22.5           32.6
Venture capital partnerships.................................................          23.8           25.5           49.0
Affiliate equity securities..................................................          --             --             --
Policy loans.................................................................         165.8          167.1          171.7
Other investments............................................................          47.8           48.8           35.0
Cash and cash equivalents....................................................           6.0            4.4            6.8
                                                                               -------------- -------------- --------------
Total investment income......................................................       1,067.2        1,045.9        1,064.2
  Less:  Investment expenses.................................................           8.6           18.0           18.2
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,058.6        1,027.9        1,046.0
Debt and equity securities pledged as collateral (Note 7)....................          33.9           40.1           52.2
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME........................................................   $   1,092.5    $   1,068.0    $   1,098.2
                                                                               ============== ============== ==============

Amounts applicable to the closed block.......................................   $     556.5    $     560.0    $     573.1
                                                                               ============== ============== ==============

For 2005, 2004 and 2003, net investment income was lower by $15.4 million, $9.5 million and $10.4 million, respectively, due to non-income producing debt securities. Of these amounts, $12.1 million, $5.8 million and $5.5 million, respectively, related to the closed block.

SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt security impairments....................................................   $     (31.2)   $     (15.5)   $     (76.1)
Equity security impairments..................................................          (2.1)          (1.5)          (4.3)
Mortgage loan impairments....................................................          (0.8)          --             (4.1)
Venture capital partnership impairments......................................          --             --             (4.6)
Affiliate equity security impairments........................................          --            (11.0)         (96.9)
Other invested asset impairments.............................................          --             (3.3)         (16.5)
Debt and equity securities pledged as collateral impairments.................          (1.2)         (16.6)          (8.3)
                                                                               -------------- -------------- --------------
IMPAIRMENT LOSSES............................................................         (35.3)         (47.9)        (210.8)
                                                                               -------------- -------------- --------------
Debt security transaction gains..............................................          19.2           39.0           93.7
Debt security transaction losses.............................................         (37.2)         (10.6)         (28.9)
Equity security transaction gains............................................           5.8           17.7           58.8
Equity security transaction losses...........................................         (12.5)          (5.9)          (9.2)
Mortgage loan transaction gains (losses).....................................          --              0.2           (1.3)
Venture capital partnership transaction losses...............................         (13.9)          --             (9.7)
Affiliate equity security gains..............................................          14.4           --             --
Affiliate equity security losses.............................................         (10.7)          --             --
Real estate transaction losses...............................................          (0.6)          --             --
Debt and equity securities pledged as collateral gains.......................           2.5           --             --
Other invested asset transaction gains.......................................          15.1            5.5            9.4
                                                                               -------------- -------------- --------------
NET TRANSACTION GAINS (LOSSES)...............................................         (17.9)          45.9          112.8
                                                                               -------------- -------------- --------------
NET REALIZED INVESTMENT LOSSES...............................................   $     (53.2)   $      (2.0)   $     (98.0)
                                                                               -------------- -------------- --------------

Net realized investment losses...............................................   $     (53.2)   $      (2.0)   $     (98.0)
                                                                               -------------- -------------- --------------
Applicable closed block policyholder dividend obligation (reduction).........         (12.4)           3.7           (5.9)
Applicable deferred policy acquisition costs (benefit).......................         (14.7)          (0.4)          (4.1)
Applicable deferred income taxes (benefit)...................................           9.2            3.1          (35.6)
                                                                               -------------- -------------- --------------
Offsets to realized investment gains.........................................         (17.9)           6.4          (45.6)
                                                                               -------------- -------------- --------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME........................   $     (35.3)   $      (8.4)   $     (52.4)
                                                                               ============== ============== ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million and $5.9 million for 2004 and 2003, respectively. We did not have any impairments relating to our direct investments in the consolidated collateralized obligation trusts in 2005.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable DAC and applicable deferred income taxes.

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                           YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $    (313.0)   $     (27.1)   $     (66.1)
Equity securities............................................................           2.6            0.2          (27.7)
Debt and equity securities pledged as collateral.............................         (93.3)           7.8          116.4
Other investments............................................................          (7.5)          --              4.9
                                                                               -------------- -------------- --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)..........................   $    (411.2)   $     (19.1)   $      27.5
                                                                               ============== ============== ==============

Net unrealized investment gains (losses).....................................   $    (411.2)   $     (19.1)   $      27.5
                                                                               -------------- -------------- --------------
Applicable policyholder dividend obligation..................................        (194.8)           3.6          (45.5)
Applicable deferred policy acquisition costs.................................         (70.5)          (7.7)         (12.4)
Applicable deferred income tax benefit.......................................         (20.1)          (9.8)          (5.4)
                                                                               -------------- -------------- --------------
Offsets to net unrealized investment gains...................................        (285.4)         (13.9)         (63.3)
                                                                               -------------- -------------- --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)                             $    (125.8)   $      (5.2)   $      90.8
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)...........................  ============== ============== ==============

INVESTING CASH FLOWS

Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less.

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                   YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt security purchases......................................................   $  (4,500.4)   $  (4,052.9)   $  (5,385.4)
Equity security purchases....................................................        (150.8)         (66.3)        (125.4)
Venture capital partnership investments......................................         (65.7)         (59.3)         (41.6)
Other invested asset purchases...............................................         (87.3)         (25.8)         (27.2)
Policy loan advances, net....................................................         (48.3)          44.7          (31.9)
                                                                               -------------- -------------- --------------
INVESTMENT PURCHASES.........................................................   $  (4,852.4)   $  (4,159.6)   $  (5,611.5)
                                                                               ============== ============== ==============

Debt securities sales........................................................   $   2,925.8    $   2,405.2    $   2,124.7
Debt securities maturities and repayments....................................       1,367.6        1,483.0        1,792.0
Equity security sales........................................................         225.4          111.2          235.7
Mortgage loan maturities and principal repayments............................          79.2           77.2          180.3
Venture capital partnership capital distributions............................         185.9           59.4           54.2
Affiliate securities sales...................................................          --              1.0           --
Real estate and other invested assets sales..................................          17.8           76.8           30.3
                                                                               -------------- -------------- --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   4,801.7    $   4,213.8    $   4,417.2
                                                                               ============== ============== ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2005 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended 2005.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ amounts in millions)                                                             DEBT         LOANS AT
                                                                                 SECURITIES      CARRYING
                                                                                  AT COST          VALUE         TOTAL
                                                                               -------------- -------------- --------------

Due in one year or less......................................................   $     315.8    $      25.0    $     340.8
Due after one year through five years........................................       2,278.8           57.8        2,336.6
Due after five years through ten years.......................................       3,789.4           29.8        3,819.2
Due after ten years..........................................................       6,746.9           16.0        6,762.9
                                                                               -------------- -------------- --------------

TOTAL........................................................................   $  13,130.9    $     128.6    $  13,259.5
                                                                               ============== ============== ==============


4.   GOODWILL AND OTHER INTANGIBLE ASSETS

We do not record amortization expense on goodwill and other intangible assets with indefinite lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at least annually. To test for impairments, we calculate the fair value of the reporting unit based on the sum of a multiple of revenue and the fair value of the unit's tangible net assets. We compare the calculated fair value to the recorded values and record an impairment, if warranted.

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                     YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        -----------------------------------------------------------
($ amounts in millions)                                                      2005                          2004
                                                                ----------------------------- -----------------------------
                                                                     GROSS           NET           GROSS          NET
                                                                -------------- -------------- -------------- --------------

Goodwill.....................................................    $       5.8    $       4.5    $       5.8    $       4.5
Other........................................................            3.2            0.6            3.2            0.6
                                                                -------------- -------------- -------------- --------------
GOODWILL AND OTHER INTANGIBLE ASSETS.........................    $       9.0    $       5.1    $       9.0    $       5.1
                                                                ============== ============== ============== ==============

No amortization of intangible assets is expected over the next five years.


5.   FINANCING ACTIVITIES

INDEBTEDNESS

We record indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we determine the fair value of indebtedness based on contractual cash flows discounted at market rates.

INDEBTEDNESS:                                                                         AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                             2005                          2004
                                                                ----------------------------- -----------------------------
                                                                   CARRYING         FAIR         CARRYING        FAIR
                                                                     VALUE          VALUE          VALUE         VALUE
                                                                -------------- -------------- -------------- --------------

6.95% surplus notes..........................................    $      30.2    $      30.7    $      30.2    $      34.4
7.15% surplus notes..........................................          173.9          183.4          173.9          174.8
                                                                -------------- -------------- -------------- --------------
TOTAL INDEBTEDNESS...........................................    $     204.1    $     214.1    $     204.1    $     209.2
                                                                ============== ============== ============== ==============

Our 6.95% and 7.15% surplus notes are due December 1, 2006 and December 15, 2034, respectively. The carrying value of the 2034 notes is net of $1.1 million of unamortized original issue discount. Interest payments are at an annual rate of 6.95% and 7.15%, respectively, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The 6.95% notes have no early redemption provisions. The 7.15% notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York insurance law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% notes and recognized an after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued the $175.0 million 7.15% notes.

On November 22, 2004, The Phoenix Companies, Inc. entered into a $150.0 million three-year, unsecured senior revolving credit facility to replace our prior $150.0 million credit facility. Potential borrowers on the new credit line are The Phoenix Companies, Inc., Phoenix Investment Partners and Phoenix Life. The Phoenix Companies unconditionally guarantees any loans under this new facility to Phoenix Life and Phoenix Investment Partners. Base rate loans will bear interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans will bear interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. Phoenix Investment Partners has taken a $25 million draw on this facility at the Eurodollar rate.

INTEREST EXPENSE ON INDEBTEDNESS:                                                         YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

INTEREST EXPENSE INCURRED....................................................   $      14.7    $      12.8    $      12.2
                                                                               ============== ============== ==============
INTEREST PAID................................................................   $      14.6    $      12.6    $      12.2
                                                                               ============== ============== ==============


6.   SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


7.   INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
     OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, our asset management serves as the investment advisor to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the two in the table below. These eight collateralized obligation trusts are investment trusts with aggregate assets of $2.5 billion that are primarily invested in a variety of fixed income securities acquired from third parties. These collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties, as well as to our general account. Our asset management affiliates earned advisory fees of $8.8 million, $8.0 million and $10.4 million during the years ended December 31, 2005, 2004 and 2003, respectively. These advisory fees are either recorded as investment product fees for unconsolidated trusts or reflected as investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest related to third-party equity investments for consolidated trusts on our consolidated statement of income. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our general account direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the eight collateralized obligation trusts is $45.5 million at December 31, 2005 ($0.0 million of which relates to trusts that are consolidated). Of that exposure, $34.3 million ($0.0 million of which relates to trust that are consolidated) relates to investment grade debt securities and loss of management fees.

Prior to September 30, 2005, we consolidated Phoenix-Mistic 2002-1 CDO, Ltd., or Mistic, which was redeemed during the third quarter of 2005. Upon redemption, this issue was liquidated and the remaining assets of the trust, in excess of remaining liabilities, were distributed to the trust's equity investors, including us, pro rata based upon the amounts originally invested. Liquidation of this trust resulted in a reduction to zero of all of our assets, liabilities and accumulated other comprehensive income associated with this trust, with our share of the residual balance recorded to earnings. As a result of this liquidation, we recognized $3.4 million of prepayment fees, $3.9 million of realized investment gains and a reversal of $1.3 million of impairments taken previously under FIN 46-R when Mistic was consolidated on our balance sheet.

We consolidated two collateralized obligation trusts as of December 31, 2005 and three as of December 31, 2004 and 2003. As of December 31, 2005, our direct investment in the two consolidated collateralized obligation trusts is $0.0 million. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $5.0 million, $3.4 million and $3.6 million for the years ended December 31, 2005, 2004 and 2003, respectively, related to these consolidated obligation trusts.

Six variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $2.2 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $45.5 million ($34.3 million of which are investment grade debt securities at December 31, 2005). We recognized investment advisory fee revenues related to the unconsolidated variable interest entities of $3.9 million, $4.6 million and $6.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.

CONSOLIDATED VARIABLE INTEREST ENTITIES:                                                            AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I...............................................................................    $      54.2    $      94.4
Phoenix CDO II..............................................................................          267.8          294.5
Phoenix-Mistic 2002-1 CDO...................................................................           --            967.0
                                                                                               -------------- --------------
TOTAL.......................................................................................    $     322.0    $   1,355.9
                                                                                               ============== ==============

NON-RECOURSE COLLATERALIZED OBLIGATIONS
Phoenix CDO I (March 2011 maturity).........................................................    $      93.1    $     127.3
Phoenix CDO II (December 2012 mandatorily redeemable).......................................          296.8          329.4
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).........................................           --            898.5
                                                                                               -------------- --------------
TOTAL.......................................................................................    $     389.9    $   1,355.2
                                                                                               ============== ==============

Assets pledged as collateral consist of available-for-sale debt and equity securities at fair value of $304.4 million and $1,278.8 million at December 31, 2005 and 2004, respectively. In addition, cash and accrued investment income of $17.6 million and $77.1 million are included in these amounts at December 31, 2005 and 2004, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $371.2 million and $1,253.4 million at December 31, 2005 and 2004, respectively, and non-recourse derivative cash flow hedge liability of $18.7 million (notional amount of $210.8 million with maturity of June 1, 2009) and $101.8 million (notional amount of $1,118.2 million with maturities of 2005-2013) at December 31, 2004 and 2003, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $0.0 million and $37.7 million at December 31, 2005 and 2004, respectively.

Collateralized obligations for which PXP is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a significant amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse, to us, for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value and are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

                                                                                            AS OF AND FOR THE
EFFECT OF CONSOLIDATION OF COLLATERALIZED OBLIGATION TRUSTS:                              YEAR ENDED DECEMBER 31,
($ in millions)                                                                --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Increase (decrease) in net income or (increase) in net loss..................   $       1.3    $     (12.9)   $      (2.4)
                                                                               ============== ============== ==============
Reduction to stockholders' equity............................................   $     (67.9)   $     (67.5)   $     (77.3)
                                                                               ============== ============== ==============

The above non-cash credits (charges) to earnings and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The FASB continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES
PLEDGED AS COLLATERAL:                                                               AS OF DECEMBER 31,
($ in millions)                                                 -----------------------------------------------------------
                                                                             2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

Debt securities pledged as collateral........................    $     304.1    $     278.9    $   1,276.9    $   1,159.9
Equity securities pledged as collateral......................            0.3            0.3            1.9            0.4
                                                                -------------- -------------- -------------- --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $     304.4    $     279.2    $   1,278.8    $   1,160.3
                                                                ============== ============== ============== ==============


GROSS AND NET UNREALIZED GAINS AND LOSSES FROM
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:                                   AS OF DECEMBER 31,
($ in millions)                                                 -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                     GAINS         LOSSES          GAINS         LOSSES
                                                                -------------- -------------- -------------- --------------

Debt securities pledged as collateral........................    $      35.8    $     (10.6)   $     131.3    $     (14.3)
Equity securities pledged as collateral......................            0.1           (0.1)           1.6           (0.1)
                                                                -------------- -------------- -------------- --------------
TOTAL........................................................    $      35.9    $     (10.7)   $     132.9    $     (14.4)
                                                                ============== ============== ============== ==============
NET UNREALIZED GAINS.........................................    $      25.2                   $     118.5
                                                                ==============                ==============

AGING OF TEMPORARILY IMPAIRED DEBT AND
EQUITY SECURITIES PLEDGED AS COLLATERAL:                               AS OF DECEMBER 31, 2005
($ in millions)                              -----------------------------------------------------------------------------
                                                LESS THAN 12 MONTHS     GREATER THAN 12 MONTHS            TOTAL
                                             ------------------------- ------------------------- -------------------------
                                                 FAIR      UNREALIZED     FAIR       UNREALIZED     FAIR       UNREALIZED
                                                 VALUE       LOSSES       VALUE        LOSSES       VALUE        LOSSES
                                             ------------ ------------ ----------- ------------- ------------ ------------

Corporate                                     $      3.9   $    (1.0)   $     8.8   $     (1.5)   $    12.6    $    (2.5)
Mortgage-backed                                      1.3        (0.1)         9.1         (6.1)        10.4         (6.2)
Other asset-backed                                  --          --            2.2         (1.9)         2.2         (1.9)
                                             ------------ ------------ ----------- ------------- ------------ ------------
DEBT SECURITIES                               $      5.2   $    (1.1)   $    20.1   $     (9.5)   $    25.2    $   (10.6)
EQUITY SECURITIES PLEDGED AS COLLATERAL             --          --           --           (0.1)        --           (0.1)
                                             ------------ ------------ ----------- ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL                       $      5.2   $    (1.1)   $    20.1   $     (9.6)   $    25.2    $   (10.7)
                                             ============ ============ =========== ============= ============ ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totaled $10.7 million at December 31, 2005. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $8.7 million at December 31, 2005. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2005.

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES PLEDGED           -----------------------------------------------------------------------------
AS COLLATERAL:                                  LESS THAN 12 MONTHS      GREATER THAN 12 MONTHS           TOTAL
($ amounts in millions)                      ------------------------- ------------------------- -------------------------
                                                 FAIR      UNREALIZED     FAIR       UNREALIZED      FAIR      UNREALIZED
                                                 VALUE       LOSSES       VALUE        LOSSES        VALUE       LOSSES
                                             ------------ ------------ ----------- ------------- ------------ ------------

Corporate..................................   $     16.2   $    (0.2)   $    25.2   $     (4.0)   $    41.4    $    (4.2)
Mortgage-backed............................         --          --           23.9         (8.3)        23.9         (8.3)
Other asset-backed.........................         --          --           21.0         (1.8)        21.0         (1.8)
                                             ------------ ------------ ----------- ------------- ------------ ------------
DEBT SECURITIES............................   $     16.2   $    (0.2)   $    70.1   $    (14.1)   $    86.3    $   (14.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --          --           --           (0.1)        --           (0.1)
                                             ------------ ------------ ----------- ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     16.2   $    (0.2)   $    70.1   $    (14.2)   $    86.3    $   (14.4)
                                             ============ ============ =========== ============= ============ ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $14.3 million at December 31, 2004. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $7.8 million at December 31, 2004. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2004.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                 2005
($ in millions)                                                                                                    COST
                                                                                                              --------------

Due in one year or less                                                                                        $       4.8
Due after one year through five years                                                                                 70.7
Due after five years through ten years                                                                                32.6
Due after ten years                                                                                                  170.8
                                                                                                              --------------
TOTAL DEBT SECURITIES                                                                                          $     278.9
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2005 and 2004 is $0.3 million and $(0.7) million, respectively. See Note 3 to these financial statements for information on realized investment losses related to these CDOs.


8.   INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such benefits to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

ALLOCATION OF INCOME TAXES:                                                                YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $       6.6    $     (12.5)   $       1.5
  Deferred...................................................................          33.3           72.2            2.4
                                                                               -------------- -------------- --------------
  Continuing operations......................................................          39.9           59.7            3.9
  Equity in earnings of affiliates...........................................          --             (6.8)          (0.2)
                                                                               -------------- -------------- --------------
NET INCOME...................................................................          39.9           52.9            3.7
Other comprehensive income...................................................         (22.1)         (14.0)          (2.4)
                                                                               -------------- -------------- --------------
COMPREHENSIVE INCOME.........................................................   $      17.8    $      38.9    $       1.3
                                                                               ============== ============== ==============

INCOME TAXES PAID (REFUNDED).................................................   $     (14.1)   $       6.0    $       1.3
                                                                               ============== ============== ==============


EFFECTIVE INCOME TAX RATE:                                                                 YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Income from continuing operations before income taxes
  and minority interest......................................................   $     161.5    $     194.0    $      41.1
                                                                               -------------- -------------- --------------
Income taxes at statutory rate of 35.0%......................................          56.5           67.9           14.4
Investment income not subject to tax.........................................          (8.7)         (10.8)          (6.9)
Tax interest recoveries......................................................          (5.3)          --             (1.1)
Historic rehabilitation and other tax credits................................          (2.3)          --             --
Realized losses on available-for-sale securities pledged as collateral.......          (0.5)           4.5            0.9
Other, net...................................................................           0.2           (1.9)          (3.4)
                                                                               -------------- -------------- --------------
INCOME TAXES APPLICABLE TO CONTINUING OPERATIONS.............................   $      39.9    $      59.7    $       3.9
                                                                               ============== ============== ==============


DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                     YEAR ENDED
($ amounts in millions)                                                                                DECEMBER 31,
                                                                                               -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     233.8    $     214.1
Unearned premiums/deferred revenues.........................................................          108.2          118.1
Employee benefits...........................................................................           70.6           73.0
Intangible assets...........................................................................            2.3            2.6
Net operating and capital loss carryover benefits...........................................           25.4           29.9
Historic rehabilitation and other tax credits...............................................           18.7           12.3
Foreign tax credits carryover benefits......................................................            0.1            0.1
Other.......................................................................................            0.6            6.1
Valuation allowance.........................................................................           (1.1)          (1.1)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          458.6          455.1
                                                                                               -------------- --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (374.1)        (335.6)
Investments.................................................................................         (116.2)        (133.2)
Other.......................................................................................           --             (7.8)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (490.3)        (476.6)
                                                                                               -------------- --------------
DEFERRED INCOME TAX ASSETS (LIABILITIES)....................................................    $     (31.7)   $     (21.5)
                                                                                               ============== ==============

We have elected to file a consolidated federal income tax return for 2005 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2005, we had deferred tax assets of $12.9 million and $11.4 million related to net operating and capital losses, respectively, for federal income tax purposes and $1.1 million for state net operating losses. The related federal net operating losses of $36.9 million are scheduled to expire between the years 2017 and 2025. The federal capital losses of $32.5 million are scheduled to expire between 2009 and 2010. The state net operating losses of $15.1 million related to the non-life subgroup are scheduled to expire between 2019 and 2024. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $1.1 million and a $1.1 million valuation allowance at the end of 2005 and 2004, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2005, the deferred income tax assets of $18.7 million related to general business tax credits are expected to expire between 2022 and 2025.

As of December 31, 2005, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2005 and 2004 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution. Investment income not subject to tax for 2005 and 2004 included net tax expense of $1.3 and net tax benefit of $5.7 million, respectively, related to the anticipated resolution of certain tax matters with the IRS.


9.   EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this forgiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                               YEAR ENDED DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005            2004           2003
                                                                               -------------- -------------- --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.50%           5.75%          6.00%
Future compensation increase rate............................................       4.00%           4.00%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................      10.00%           8.50%          9.25%
Future health care cost increase rate, age 65 and older......................      12.25%          10.50%         11.25%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       5.75%           6.00%          6.50%
Future compensation increase rate............................................       4.00%           3.50%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................       8.50%           9.25%         10.00%
Future health care cost increase rate, age 65 and older......................      10.50%          11.25%         12.00%

CHANGES IN PENSION PLANS' ASSETS AND                                               YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  -----------------------------------------------------------
($ amounts in millions)                                                EMPLOYEE PLAN               SUPPLEMENTAL PLAN
                                                                ----------------------------- -----------------------------
                                                                     2005           2004           2005           2004
                                                                -------------- -------------- -------------- --------------

PLANS' ASSETS
Plan assets' actual gain (loss)..............................    $      24.5    $      44.3    $      --      $      --
Employer contributions.......................................           27.7            8.9            5.5            5.7
Participant benefit payments.................................          (26.0)         (25.7)          (5.5)          (5.7)
                                                                -------------- -------------- -------------- --------------
Change in plan assets........................................           26.2           27.5           --             --
Plan assets, beginning of year...............................          396.4          368.9           --             --
                                                                -------------- -------------- -------------- --------------
PLANS' ASSETS, END OF YEAR...................................    $     422.6    $     396.4    $      --      $      --
                                                                ============== ============== ============== ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (36.7)   $     (36.1)   $      (9.1)   $      (7.0)
Actuarial gain (loss)........................................          (13.3)         (35.5)         (18.3)         (11.2)
Curtailment gain (loss)......................................           --              7.5           --              2.7
Participant benefit payments.................................           26.0           25.7            5.5            5.7
Plan amendments..............................................           --             --             (1.5)          --
                                                                -------------- -------------- -------------- --------------
Change in projected benefit obligation.......................          (24.0)         (38.4)         (23.4)          (9.8)
Projected benefit obligation, beginning of year..............         (499.0)        (460.6)        (134.6)        (124.8)
                                                                -------------- -------------- -------------- --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (523.0)   $    (499.0)   $    (158.0)   $    (134.6)
                                                                ============== ============== ============== ==============


FUNDED STATUS OF PENSION PLANS:                                                   YEAR ENDED DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                        EMPLOYEE PLAN               SUPPLEMENTAL PLAN
                                                                ----------------------------- -----------------------------
                                                                    2005           2004           2005           2004
                                                                -------------- -------------- -------------- --------------

Excess of accrued pension benefit cost over amount
  contributed to plan........................................    $     (16.0)   $     (37.0)   $     (94.0)   $     (86.0)
Additional minimum liability.................................          (54.0)         (41.2)         (45.9)         (40.6)
                                                                -------------- -------------- -------------- --------------
Excess of accumulated benefit obligation over plan assets....          (70.0)         (78.2)        (139.9)        (126.6)
Intangible asset.............................................            7.0            8.0           --             --
Minimum pension liability adjustment in accumulated
  other comprehensive income.................................           47.0           33.2           45.9           40.6
                                                                -------------- -------------- -------------- --------------
Funding status recognized in balance sheet...................          (16.0)         (37.0)         (94.0)         (86.0)
                                                                -------------- -------------- -------------- --------------
Net unamortized loss.........................................          (77.4)         (57.6)         (66.5)         (52.6)
Unamortized prior service (cost) credit......................           (7.0)          (8.0)           2.5            4.0
                                                                -------------- -------------- -------------- --------------
Funding status unrecognized in balance sheet.................          (84.4)         (65.6)         (64.0)         (48.6)
                                                                -------------- -------------- -------------- --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS,
  END OF YEAR................................................    $    (100.4)   $    (102.6)   $    (158.0)   $    (134.6)
                                                                ============== ============== ============== ==============

The Phoenix Companies expects to contribute $1.9 million to the employee pension plan during 2006. The Phoenix Companies made payments totaling $27.7 million to the pension plan during 2005 including $5.7 million toward the estimated 2005 contribution and $22.0 million of additional contributions.

FUNDED STATUS OF OTHER POSTRETIREMENT BENEFIT PLANS:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                     2005           2004
                                                                                               -------------- --------------

Accrued benefit obligation included in other liabilities....................................    $     (84.9)   $     (88.0)
                                                                                               -------------- --------------
Net unamortized gain........................................................................            6.1           10.3
Unamortized prior service (costs) credits...................................................            6.4            7.4
                                                                                               -------------- --------------
Funding status unrecognized in balance sheet................................................           12.5           17.7
                                                                                               -------------- --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR............................    $     (72.4)   $     (70.3)
                                                                                               ============== ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $0.4 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded non-recurring expenses of $6.5 million ($4.2 million after income taxes), $31.8 million ($20.7 million after income taxes) and $5.2 million ($3.2 million after income taxes) in 2005, 2004 and 2003, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services. Reserves for management restructuring agreements are not material to our consolidated financial statements at December 31, 2004 and 2003.


10.  OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income. We also consider unrealized foreign currency losses when evaluating investments for impairment. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

SOURCES OF OTHER COMPREHENSIVE INCOME:                                  YEAR ENDED DECEMBER 31,
($ amounts in millions)                      -------------------------------------------------------------------------------
                                                        2005                      2004                      2003
                                             ------------------------- ------------------------- ---------------------------
                                                 GROSS         NET         GROSS         NET         GROSS         NET
                                             ------------ ------------- ------------ ------------ ------------- ------------

Unrealized gains (losses) on
  investments.............................    $   (435.9)  $   (157.0)   $     23.9   $     17.2   $    140.9    $    164.5
Net realized investment losses on
  available-for-sale securities included
  in net income...........................          24.7         31.2         (43.0)       (22.4)      (113.4)        (73.7)
                                             ------------ ------------- ------------ ------------ ------------- ------------
Net unrealized investment gains...........        (411.2)      (125.8)        (19.1)        (5.2)        27.5          90.8
Net unrealized foreign currency
  translation adjustment .................          (6.0)        (4.0)         (4.6)        (0.6)        11.9           8.2
Net unrealized derivative instruments
  gains (losses)..........................          82.8         82.8          13.1         13.3         35.9          36.6
                                             ------------ ------------- ------------ ------------ ------------- ------------
Other comprehensive income (loss).........        (334.4)  $    (47.0)        (10.6)  $      7.5         75.3    $    135.6
                                             ------------ ============= ------------ ============ ------------- ============
Applicable policyholder dividend
  obligation..............................        (194.8)                       3.6                     (45.5)
Applicable deferred policy acquisition
  cost amortization.......................         (70.5)                      (7.7)                    (12.4)
Applicable deferred income taxes
  (benefit)...............................         (22.1)                     (14.0)                     (2.4)
                                             -------------              -------------             -------------
Offsets to other comprehensive income.....        (287.4)                     (18.1)                    (60.3)
                                             -------------              -------------             -------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $    (47.0)                $      7.5                $    135.6
                                             =============              =============             =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                   AS OF DECEMBER 31,
($ amounts in millions)                                                 ----------------------------------------------------
                                                                                  2005                      2004
                                                                        ------------------------- --------------------------
                                                                           GROSS         NET         GROSS         NET
                                                                        ------------ ------------ ----------- --------------

Unrealized gains on investments....................................      $    307.7   $     26.9   $   718.9   $      152.7
Unrealized foreign currency translation adjustment.................            (0.3)        (0.8)        5.7            3.2
Unrealized losses on derivative instruments........................           (40.4)       (24.6)     (123.2)        (107.4)
                                                                        ------------ ------------ ----------- --------------
Accumulated other comprehensive income.............................           267.0   $      1.5       601.4   $       48.5
                                                                        ------------ ============ ----------- ==============
Applicable policyholder dividend obligation........................           241.5                    436.3
Applicable deferred policy acquisition costs.......................            15.9                     86.4
Applicable deferred income taxes...................................             8.1                     30.2
                                                                        ------------              -----------
Offsets to accumulated other comprehensive income..................           265.5                    552.9
                                                                        ------------              -----------
ACCUMULATED OTHER COMPREHENSIVE INCOME.............................      $      1.5                $    48.5
                                                                        ============              ===========


11.  DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. See Note 16 for further information regarding our discontinued reinsurance and group life and health operations.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


12.  DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

We recognize all derivative instruments on the balance sheet at fair value. Generally, we designate each derivative according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

DERIVATIVE INSTRUMENTS HELD IN                                                            AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                        ----------------------------------------------------
($ amounts in millions)                                                             2005                     2004
                                                                        -------------------------- -------------------------
                                                NOTIONAL
                                                 AMOUNT      MATURITY       ASSET      LIABILITY      ASSET      LIABILITY
                                             -------------- ----------- ------------- ------------ ------------ ------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30       2007      $       1.2   $     --     $      2.8   $     --
    Non-hedging derivative instruments....           360       2007              6.6          4.9         16.5         14.0
Other.....................................            75     2008-2014           0.8         --            0.1         --
                                             --------------             ------------- ------------ ------------ ------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      465                 $       8.6   $      4.9   $     19.4   $     14.0
                                             ==============             ============= ============ ============ ============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2005, 2004 and 2003. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $8.6 million as of December 31, 2005. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                        AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          -----------------------------------------------------------
($ amounts in millions)                                                     2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  CARRYING         FAIR         CARRYING         FAIR
                                                                    VALUE          VALUE          VALUE          VALUE
                                                                -------------- -------------- -------------- --------------

Cash and cash equivalents....................................    $     225.6    $     225.6    $     324.0    $     324.0
Debt securities (Note 3).....................................       13,402.6       13,402.6       13,473.6       13,473.6
Available-for-sale equity securities (Note 3)................          169.6          169.6          160.2          160.2
Trading equity securities....................................           --             --             87.3           87.3
Mortgage loans (Note 3)......................................          128.6          133.4          207.9          220.4
Debt and equity securities pledged as collateral (Note 7)....          304.4          304.4        1,278.8        1,278.8
Derivative financial instruments.............................            8.6            8.6           19.4           19.4
Policy loans (Note 3)........................................        2,245.0        2,347.4        2,196.7        2,318.0
                                                                -------------- -------------- -------------- --------------
FINANCIAL ASSETS.............................................    $  16,484.4    $  16,591.6    $  17,747.9    $  17,881.7
                                                                ============== ============== ============== ==============

Investment contracts (Note 2)................................    $   3,060.7    $   3,054.4    $   3,492.4    $   3,510.8
Non-recourse collateralized obligations (Note 7).............          389.9          322.0        1,355.2        1,355.9
Indebtedness (Note 5)........................................          204.1          214.1          204.1          209.2
Derivative financial instruments.............................            4.9            4.9           14.0           14.0
                                                                -------------- -------------- -------------- --------------
FINANCIAL LIABILITIES........................................    $   3,659.6    $   3,595.4    $   5,065.7    $   5,089.9
                                                                ============== ============== ============== ==============


13.  PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

STATUTORY FINANCIAL DATA:                                                              AS OF AND FOR THE YEARS ENDED
($ amounts in millions)                                                                         DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Statutory capital, surplus, and surplus notes................................   $     885.5    $     814.6    $     762.9
Asset valuation reserve (AVR)................................................         210.7          213.6          198.6
                                                                               -------------- -------------- --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,096.2    $   1,028.2    $     961.5
                                                                               ============== ============== ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $     106.2    $      35.1    $      69.7
                                                                               ============== ============== ==============
STATUTORY NET INCOME.........................................................   $      61.0    $      47.1    $      21.5
                                                                               ============== ============== ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2005 and 2004.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $35.1 million in 2005 and is able to pay $88.6 million in dividends in 2006 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $88.6 million in 2006, would be subject to the discretion of the New York Superintendent of Insurance.


14.  PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                             AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                                 CARRYING                      CARRYING
                                                                    COST           VALUE          COST           VALUE
                                                                -------------- -------------- -------------- --------------

Real estate..................................................    $     101.1    $      34.9    $     116.0    $      45.7
Equipment....................................................          185.4           34.8          168.7           23.6
                                                                -------------- -------------- --------------
                                                                                                             --------------
Premises and equipment cost and carrying value...............          286.5    $      69.7          284.7    $      69.3
                                                                               ==============                ==============
Accumulated depreciation and amortization....................         (216.8)                       (215.4)
                                                                --------------                --------------
PREMISES AND EQUIPMENT.......................................    $      69.7                   $      69.3
                                                                ==============                ==============

Depreciation and amortization expense for premises and equipment for 2005, 2004 and 2003 totaled $9.2 million, $11.3 million and $16.2 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $2.4 million, $6.7 million and $11.7 million in 2005, 2004 and 2003, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $34.1 million as of December 31, 2005, payable as follows: 2006, $8.5 million; 2007, $7.8 million; 2008, $6.1 million; 2009, $3.4 million; 2010, $3.1 million; and thereafter, $5.2 million.


15.  RELATED PARTY TRANSACTIONS

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $9.4 million, $8.2 million and $8.2 million for 2005, 2004 and 2003, respectively. Amounts payable to the affiliated investment advisors were $0.9 million and $1.1 million, as of December 31, 2005 and 2004, respectively. Variable product separate accounts fees were $1.2 million, $3.2 million and $2.6 million for 2005, 2004 and 2003, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest was payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5%, 3% and 3% for the years ended December 31, 2005, 2004 and 2003, respectively. On December 31, 2005, Phoenix Life entered into a new $69.0 million five-year subordinated loan agreement with Phoenix Investment Partners to replace the prior agreement. The new loan agreement requires quarterly principal payments of $3 million beginning at the closing date with all remaining principal amounts due December 31, 2010. Interest is payable quarterly in arrears at an annual rate of 6.55%.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $45.3 million, $51.8 million and $51.9 million for 2005, 2004 and 2003, respectively. Amounts payable to PEPCO were $5.1 million and $6.0 million, as of December 31, 2005 and 2004, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than five percent of The Phoenix Companies' outstanding common stock. During 2005, 2004 and 2003, we incurred $37.6 million, $32.4 million and $25.8 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees. Amounts payable to State Farm were $1.9 million as of both December 31, 2005 and 2004.


16.  CONTINGENT LIABILITIES

In addition to the matters discussed below, we are, in the normal cause of business, involved in litigation both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or taxpayer. In addition, various regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance and securities laws. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows.

Over the past few years, there has been a significant increase in federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including late-trading and valuation issues. Our affiliated companies' asset management products, which we offer through the separate accounts associated with certain of our variable life insurance policies and variable annuity products, entitle us to impose restrictions on frequent exchanges and trades in the mutual funds and on transfers between sub-accounts and variable products. We, like many others in the financial services industry, have received requests for information from the SEC and state authorities, in each case requesting documentation and other information regarding various mutual fund regulatory issues. We continue to cooperate fully with these regulatory agencies in responding to these requests.

Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

In 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We cooperated fully and have had no further inquiry since filing our response.

In 2005, we received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. We cooperated fully and have had no further inquiry since responding.

These types of lawsuits and regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including reserves for amounts recoverable from retrocessionaires, were $60.0 million as of December 31, 2005. Our total amounts recoverable from retrocessionaires related to paid losses were $20.0 million as of December 31, 2005. We did not recognize any gains or losses related to our discontinued group accident and health reinsurance business during the years ended December 31, 2005, 2004 and 2003, respectively.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, as well as the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers), the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material effect on our financial position.

Additional information with respect to our group accident and health reinsurance run-off exposures follows:

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc., or Unicover. Unicover organized and managed a group, or pool, of insurance companies, or Unicover pool, and two other facilities, or Unicover facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed.

We have been involved in disputes relating to the activities of Unicover. Most of the disputes have been resolved by settlement or arbitration. The amounts paid and the results achieved in the settlements and arbitration decision were consistent with the amounts previously reflected in our consolidated financial statements.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. We have been involved in disputes with certain of our own retrocessionaires who had sought on various grounds to avoid paying any amounts to us. Most of those disputes, including the matter described below, have been resolved. The amounts received and the results achieved in the settlements and arbitration decisions were consistent with the amounts previously reflected in our consolidated financial statements.

As of December 31, 2005, we have resolved a dispute with a retrocessionaire that had been the subject of arbitration initiated by the retrocessionaire in 2000. We had previously received favorable decisions from an arbitration panel and the English Court of Appeals that have resulted in payments by the retrocessionaire totaling $65.0 million, including $50.0 million during 2005. In July 2005, an arbitration panel determined that the retrocessionaire was not liable for certain billings related to a commutation totaling $25.0 million. We were denied permission to appeal this decision. As of December 31, 2005, the retrocessionaire is current in respect of the reinsurance recoverable balance on this contract.

Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our remaining retrocessionaires disputes and successfully avoids its obligations. At this stage, we cannot estimate the amount at risk related to these potential disputes with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and business not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the London reinsurance market in which we participated from 1994 to 1997. These disputes involve multiple layers of reinsurance and allegations that the reinsurance programs created by the brokers involved in placing those layers were interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, we and many of these companies have participated in negotiations that have resulted in settlements of disputes relating to the 1994 and 1995 contract years. The amounts paid and the results achieved in the 1994 and 1995 contract year settlements are consistent with the amounts previously reflected in our consolidated financial statements. Although we are vigorously defending our contractual rights in respect of the 1996 and 1997 contract year disputes, we remain actively involved in attempts to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the remaining amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). However, it is our opinion based on current information that amounts included in our reserves as of December 31, 2005 are adequate with respect to the 1996 and 1997 contract year disputes.


17.  OTHER COMMITMENTS

During the normal course of business, the Company enters into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2005, the Company had committed $166.3 million under such investments, of which $64.8 million is expected to be disbursed by December 31, 2006.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote. The unfunded commitments were $30.2 million at December 31, 2005.

================================================================================
                              EXECUTIVE BENEFIT-VUL
================================================================================
                                                                     [Version B]

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2006

                                  ------------

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This SAI is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2006. You may obtain a copy of the prospectus without charge by contacting us at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this Statement of Additional Information ("SAI").


                                  ------------

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----

Phoenix Life Insurance Company............................................     2

The Separate Account......................................................     2

The Policy................................................................     3

Servicing Agent...........................................................     3


Underwriter...............................................................     3


Performance History.......................................................     4

Voting Rights.............................................................     6

Safekeeping of the Separate Account's Assets..............................     7

State Regulation..........................................................     7

Reports...................................................................     7

Experts ..................................................................     7

Separate Account Financial Statements.....................................  SA-1

Company Financial Statements..............................................   F-1

                                                  --------------

If you have any questions, please contact us at:      [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                  P.O. Box 8027
                                                                  Boston, MA 02266-8027

                                                      [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                  (800) 417-4769

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became an indirect wholly owned subsidiary of The Phoenix Companies, Inc., a publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.



THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Phoenix established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

New York law requires all income, gains or losses of the Separate Account be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

Phoenix does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Separate Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Separate Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

    (A) + (B)
    ---------  - (D) where:
       (C)

(A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) = The amount of any dividend capital gain distribution received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) = The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Separate Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for two years provided the person insured is alive during that time.

MISSTATEMENT OF AGE OR SEX
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS

Policies issued on or after June 25, 2001 are not eligible to share in Phoenix's profits or surplus earnings.

Owners of policies issued before June 25, 2001 may share in Phoenix's divisible surplus to the extent decided annually by the Phoenix Board of Directors. We do not expect that the Board will authorize such payments since you will be participating directly in the Account's investment results.

REDUCTION IN CHARGES
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the size or nature of such policy or policies will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond] the number of insureds,

[diamond] total premiums expected to be paid,

[diamond] total assets under management for the policyowner,

[diamond] the nature of the relationship among individual insureds,

[diamond] the purpose for which the policies are being purchased,

[diamond] where there is a preexisting relationship with us, such as being an employee of Phoenix or its affiliates and their spouses; or employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

[diamond] internal transfers from other policies or contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate, and

[diamond] other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.


SERVICING AGENT
--------------------------------------------------------------------------------


The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area located at 31 Tech Valley Drive, East Greenbush, New York 12061. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2006 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


----------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
----------------------------------------------------------

             2003                     $1.7 Million
----------------------------------------------------------
             2004                     $2.2 Million
----------------------------------------------------------
             2005                     $1.9 Million

----------------------------------------------------------


UNDERWRITER
--------------------------------------------------------------------------------


Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated November 1, 2000. Its principal business address is One American Row, Hartford, CT 06103-2899. PEPCO is a directly wholly owned subsidiary of Phoenix Investment Partners, Inc. ("PXP"). PXP is an indirectly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.

PEPCO, an affiliate of Phoenix, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix. The basis of the mortality rates guaranteed in the policy is the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:


The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2005:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:..............$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:..........................$1.000700
Calculation:

   Ending account value............................. $1.000700
   Less beginning account value......................$1.000000
   Net change in account value......................$0.000700
Base period return:

   (adjusted change/beginning account value).........$0.000700
Current annual yield = return x (365/7) =................3.65%
Effective annual yield = [(1 + return)365/7] - 1 =.......3.79%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.


Non-standardized performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Non-standardized performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.


Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

-----------------------------------------------------------------------------------------------------------------------------------
                         NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
                                                          INCEPTION                                     SINCE
                    SERIES                                   DATE       1 YEAR   5 YEARS  10 YEARS    INCEPTION
------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                        5/5/1993      8.83%    -2.70%    5.99%       8.99%
------------------------------------------------------------------------------------------------------------------
 AIM V.I. Core Equity Fund                                 5/2/1994      5.31%    -1.44%    7.46%       9.05%
------------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund                         9/10/2001     7.62%                          9.67%
------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio                 1/25/1995    14.45%    -1.51%   10.13%      14.92%
------------------------------------------------------------------------------------------------------------------
 DWS Equity 500 Index VIP                                  10/1/1997     4.68%     0.24%                4.61%
------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government Securities II          3/28/1994     2.03%     4.78%    5.43%       5.58%
------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                        3/1/1994      2.66%     7.33%    5.89%       6.28%
------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Contrafund(R) Portfolio                      11/3/1997    16.85%     6.55%                9.26%
------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Opportunities Portfolio               11/3/1997     8.86%     0.19%                1.50%
------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio                             11/3/1997     5.67%    -3.61%                4.41%
------------------------------------------------------------------------------------------------------------------
 Franklin Income Securities Fund                           1/6/1999      1.60%     8.82%                8.51%
------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund                             11/8/1996    10.55%     8.03%                9.50%
------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund              9/27/1996    27.43%    17.41%                2.98%
------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund                         5/11/1992    10.17%     3.38%    8.10%       9.34%
------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund                          3/15/1994     8.86%     6.07%    9.38%       9.24%
------------------------------------------------------------------------------------------------------------------
 Lazard Retirement Small Cap Portfolio                     11/4/1997     3.99%     9.87%                8.49%
------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond-Debenture Portfolio                      12/3/2001     1.31%                          8.53%
------------------------------------------------------------------------------------------------------------------
 Lord Abbett Growth and Income Portfolio                  12/11/1989     3.25%     3.10%   10.22%      11.94%
------------------------------------------------------------------------------------------------------------------
 Lord Abbett Mid-Cap Value Portfolio                       9/15/1999     8.22%    10.30%               15.34%
------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Fasciano Portfolio                   7/11/2002     2.90%                         10.80%
------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Guardian Portfolio                   8/2/2002      8.15%                         14.76%
------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation Fund/VA                  9/18/2001     4.86%                          4.96%
------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund/VA                     7/13/2000    14.06%     5.72%                3.79%
------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap Fund/VA                 7/16/2001     9.71%                         11.90%
------------------------------------------------------------------------------------------------------------------
 Phoenix Capital Growth Series                            12/31/1982     3.71%    -7.49%    2.50%      11.43%
------------------------------------------------------------------------------------------------------------------
 Phoenix Mid-Cap Growth Series                             3/2/1998      4.18%    -6.30%                4.92%
------------------------------------------------------------------------------------------------------------------
 Phoenix Strategic Theme Series                            1/29/1996     1.18%    -7.11%                5.96%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series                     5/1/1990     18.57%     4.09%    8.53%       7.92%
------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Growth Series                                12/15/1999     8.85%    -5.77%               -5.74%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Alger Small-Cap Growth Series                     8/12/2002    15.64%                         19.48%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Enhanced Index Series          7/14/1997     3.69%    -0.68%                4.20%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities Series       5/1/1995     15.10%    20.70%   16.22%      16.90%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Growth & Income Series                   3/2/1998      4.80%     0.98%                4.22%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small-Cap Growth Series                  8/15/2000     9.34%    -1.74%               -4.58%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Strategic Allocation Series              9/17/1984     1.79%     3.39%    7.72%      10.44%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                       10/8/1982     2.58%     1.85%    3.53%       5.27%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series         12/31/1982     1.78%     7.77%    6.93%       9.17%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Short Term Bond Series       6/2/2003      1.36%                          3.74%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Rising Dividends Series                     8/12/2002    -0.91%                          5.51%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Small-Cap Quality Value Series              8/12/2002     9.10%                         16.27%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Lazard International Equity Select Series         8/12/2002     8.65%                         14.14%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern Dow 30 Series                           12/15/1999     1.05%     1.37%                0.59%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern Nasdaq-100 Index(R) Series               8/15/2000     1.24%    -7.07%              -14.23%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series            3/2/1998      7.73%    15.51%                8.62%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value Series         11/20/2000     7.46%    14.96%               16.02%
------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Comstock Series                        3/2/1998      5.43%    -1.14%                7.17%
------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Juno Fund                            5/1/2003     -5.24%                         -6.31%
------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Nova Fund                            5/7/1997      3.96%    -4.01%                2.81%
------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Sector Rotation Fund                 5/1/2002     13.71%                          6.71%
------------------------------------------------------------------------------------------------------------------
 Van Kampen UIF Equity and Income Portfolio                4/30/2003     7.38%                         13.54%
------------------------------------------------------------------------------------------------------------------
 Wanger International Select                               2/1/1999     16.43%     4.91%               12.81%
------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                            5/1/1995     21.53%     9.84%   14.74%      16.96%
------------------------------------------------------------------------------------------------------------------
 Wanger Select                                             2/1/1999     10.49%    11.67%               14.52%
------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                             5/1/1995     11.25%    11.81%   15.27%      15.89%
------------------------------------------------------------------------------------------------------------------


We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

The Dow Jones Industrial Average(SM) (DJIA)
First Boston High Yield Index
Salomon Brothers Corporate Index
Salomon Brothers Government Bond Index
Standard & Poor's 500 Index(R) (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

Lipper Analytical Services
Morningstar, Inc.
Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

Barron's
Business Week
Changing Times
Consumer Reports
Financial Planning
Financial Services Weekly
Forbes
Fortune
Investor's Business Daily
Money
The New York Times
Personal Investor
Registered Representative
U.S. News and World Report
The Wall Street Journal

The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or us at the address and telephone number on the first page of the prospectus.


VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the funds' shares held by a subaccount at all regular and special shareholder meetings of the funds. Such voting will be according to your instructions to the extent required by law. However, we may elect to vote fund shares at our own discretion should the 1940 Act or any regulation thereunder be amended, or if its present interpretation should change allowing us to do so.

We will determine the number of votes you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. Fractional shares will be recognized.

We will vote the shares for which we receive no timely instructions in the same proportion as the shares for which we do receive votes. When we receive instructions to abstain from voting on any item, we reduce the number of votes cast on that item accordingly.

You will receive proxy materials, reports and other materials related to the funds.

We may disregard voting instructions when required by state insurance regulatory authorities, if the instructions could cause a change in the sub-classification or investment objective of a portfolio or to approve or disapprove an investment advisory contract. We may also disregard voting instructions that would make changes to a portfolio's investment policies or investment advisor that violate state law or regulations. We may disregard voting instructions that would result in an adverse effect on our General Account or result in overly speculative or unsound investments contrary to state law. Should we ever disregard voting instructions, we will promptly report it to policy owners along with the reasons for doing so.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the assets of the Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


STATE REGULATION
--------------------------------------------------------------------------------

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------

We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Universal Life Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Kathleen A. McGah, Vice President and Counsel, and Brian Giantonio, Vice President and Counsel, Phoenix Life Insurance Company, have provided opinions on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

A N N U A L  R E P O R T




                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT




                                                               DECEMBER 31, 2005










                                [LOGO]PHOENIX(R)

                   OL4262(C) 2006 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005


                                                   AIM V.I. CAPITAL    AIM V.I. MID CAP                       ALGER AMERICAN
                                                    APPRECIATION -       CORE EQUITY -    AIM V.I. PREMIER  LEVERAGED ALLCAP -
                                                       CLASS I              CLASS I       EQUITY - CLASS I        CLASS O
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $     7,262,201     $     5,136,489    $     4,456,839    $     12,856,088
       Shares                                     {        294,255}   {        377,406}  {        199,679}  {         369,640}
       Cost                                       {$     5,971,213}   {$     5,055,127}  {$     4,132,497}  {$      9,715,185}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $     7,262,201     $     5,136,489    $     4,456,839    $     12,856,088

Liabilities:
    Payable to Phoenix Life Insurance Company      $           139     $            98    $            72    $            233
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $     7,262,062     $     5,136,391    $     4,456,767    $     12,855,855
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                              7,454,475           4,726,074          4,871,286          18,062,708
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.06     $          1.10    $          0.92    $           0.96
             Estate Edge(R)                        $          0.95     $          1.09    $          0.89    $           0.66
             Estate Strategies                     $          1.04     $          1.09    $           -      $            -
             Executive Benefit                     $          1.06     $           -      $          0.92    $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          0.97     $          1.09    $          0.92    $           0.68
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          1.04     $          1.09    $           -      $           0.70
             The Phoenix Edge(R)--SPVL             $          1.06     $          1.10    $          0.92    $           0.92


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                                           ANCHOR AND
                                                    ANCHOR - CAPITAL     GOVERNMENT AND                       ANCHOR - GROWTH
                                                      APPRECIATION-       QUALITY BOND     ANCHOR - GROWTH       AND INCOME
                                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $     2,987,618     $       422,024    $     2,424,601    $        275,475
       Shares                                     {         81,207}   {         28,548}  {         85,999}  {          24,673}
       Cost                                       {$     2,644,663}   {$       410,548}  {$     2,290,664}  {$        313,944}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $     2,987,618     $       422,024    $     2,424,601    $        275,475

Liabilities:
    Payable to Phoenix Life Insurance Company      $           -       $           -      $           -      $            -
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $     2,987,618     $       422,024    $     2,424,601    $        275,475
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                                 32,844               9,525             26,964               7,122
                                                   =================   =================  =================  =================

          Unit Value
             RSVP Variable Life                    $         97.37     $         30.61    $         61.23    $          39.94
             ICAP Plus Variable Life               $         90.85     $         44.36    $         92.17    $          38.60


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)

                                                   ANCHOR - MONEY      ANCHOR - MULTI     ANCHOR - NATURAL   ANCHOR - STRATEGIC
                                                        MARKET              ASSET             RESOURCES         MULTI-ASSET
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $       527,426     $     2,864,220    $       796,132    $      1,643,738
       Shares                                     {        527,426}   {        375,515}  {         18,205}  {         189,521}
       Cost                                       {$       527,426}   {$     3,882,122}  {$       418,401}  {$      1,754,201}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $       527,426     $     2,864,220    $       796,132    $      1,643,738

Liabilities:
    Payable to Phoenix Life Insurance Company      $           -       $           -      $           -      $            -
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $       527,426     $     2,864,220    $       796,132    $      1,643,738
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                                 23,622              71,183             11,197              39,103
                                                   =================   =================  =================  =================

          Unit Value
             RSVP Variable Life                    $         18.52     $         40.45    $         68.29    $          44.10
             ICAP Plus Variable Life               $         22.84     $         40.23    $         71.53    $          41.85


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                    FEDERATED FUND     FEDERATED HIGH                          FIDELITY VIP
                                                         FOR          INCOME BOND FUND     FIDELITY VIP          GROWTH
                                                   U.S. GOVERNMENT       II - PRIMARY     CONTRAFUND(R) -    OPPORTUNITIES -
                                                    SECURITIES II          SHARES          SERVICE CLASS      SERVICE CLASS
                                                      SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $    35,456,607     $    12,943,490    $    54,365,630    $      3,630,624
       Shares                                     {      3,121,180}   {      1,672,286}  {      1,757,699}  {         209,499}
       Cost                                       {$    35,653,271}   {$    12,873,802}  {$    40,763,690}  {$      2,986,132}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $    35,456,607     $    12,943,490    $    54,365,630    $      3,630,624

Liabilities:
    Payable to Phoenix Life Insurance Company      $           632     $           270    $         1,011    $             68
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $    35,455,975     $    12,943,220    $    54,364,619    $      3,630,556
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             26,910,333          10,443,985         42,539,853           4,209,445
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.30     $          1.40    $          1.45    $           1.12
             Estate Edge(R)                        $          1.34     $          1.23    $          1.22    $           0.83
             Estate Strategies                     $          1.20     $          1.37    $          1.50    $            -
             Executive Benefit                     $          1.22     $           -      $          1.53    $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          1.35     $          1.23    $          1.23    $           0.83
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          1.21     $          1.27    $          1.40    $            -
             The Phoenix Edge(R)--SPVL             $          1.25     $          1.33    $          1.52    $           1.12


                        See Notes to Financial Statements
                                      SA-4

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                     FIDELITY VIP                                              LORD ABBETT
                                                       GROWTH -             LAZARD          LORD ABBETT         GROWTH AND
                                                       SERVICE            RETIREMENT      BOND-DEBENTURE         INCOME -
                                                        CLASS             SMALL CAP         - CLASS VC           CLASS VC
                                                      SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $    16,886,777     $     2,012,180    $     4,221,375    $     20,019,222
       Shares                                     {        503,182}   {        123,371}  {        367,396}  {         765,261}
       Cost                                       {$    14,349,487}   {$     1,963,050}  {$     4,271,190}  {$     20,176,859}
                                                   ---------------   -----------------  -----------------  -----------------
    Total Assets                                   $    16,886,777     $     2,012,180    $     4,221,375    $     20,019,222

Liabilities:
    Payable to Phoenix Life Insurance Company      $           329     $            41    $            67    $            392
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $    16,886,448     $     2,012,139    $     4,221,308    $     20,018,830
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             24,379,441           1,834,389          4,111,653          19,010,539
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          0.80     $          1.10    $          1.03    $           1.06
             Estate Edge(R)                        $          0.67     $          1.10    $          1.03    $           1.05
             Estate Strategies                     $          0.92     $          1.10    $          1.03    $           1.06
             Executive Benefit                     $           -       $           -      $           -      $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          0.68     $          1.10    $          1.03    $           1.05
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          0.81     $           -      $          1.03    $           1.05
             The Phoenix Edge(R)--SPVL             $          0.81     $          1.10    $          1.03    $           1.06


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                     LORD ABBETT         MUTUAL SHARES        PHOENIX            PHOENIX
                                                       MID-CAP           SECURITIES -         MID-CAP           STRATEGIC
                                                   VALUE - CLASS VC         CLASS 2            GROWTH             THEME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $     9,721,940     $    32,505,197    $    18,486,826    $     21,828,607
       Shares                                     {        460,974}   {      1,788,949}  {      1,429,873}  {       2,089,486}
       Cost                                       {$     9,325,892}   {$    28,140,577}  {$    21,809,089}  {$     35,033,806}
                                                   -----------------   -----------------  ----------------  -----------------
    Total Assets                                   $     9,721,940     $    32,505,197    $    18,486,826    $     21,828,607

Liabilities:
    Payable to Phoenix Life Insurance Company      $           196     $           611    $           390    $            474
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $     9,721,744     $    32,504,586    $    18,486,436    $     21,828,133
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                              8,949,199          19,750,970         14,325,844          14,790,132
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.09     $          1.35    $          0.73    $           0.69
             Estate Edge(R)                        $          1.09     $          1.72    $          1.31    $           1.50
             Estate Strategies                     $          1.09     $          1.33    $           -      $            -
             Executive Benefit                     $           -       $          1.35    $          0.80    $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          1.09     $          1.70    $          1.34    $           1.50
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          1.09     $          1.56    $          1.24    $           1.54
             The Phoenix Edge(R)--SPVL             $          1.09     $          1.40    $          0.74    $           0.67


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                                                 PHOENIX-
                                                       PHOENIX-                             PHOENIX-ALGER       ALLIANCE/
                                                       ABERDEEN           PHOENIX-AIM         SMALL-CAP         BERNSTEIN
                                                     INTERNATIONAL          GROWTH             GROWTH         ENHANCED INDEX
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $    74,717,463     $    21,629,692    $     3,328,682    $     39,178,936
       Shares                                     {      5,229,599}   {      3,099,096}  {        213,178}  {       3,462,029}
       Cost                                       {$    71,095,642}   {$    25,472,186}  {$     3,009,076}  {$     43,758,325}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $    74,717,463     $    21,629,692    $     3,328,682    $     39,178,936

Liabilities:
    Payable to Phoenix Life Insurance Company      $         1,606     $           454    $            67    $            830
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $    74,715,857     $    21,629,238    $     3,328,615    $     39,178,106
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             26,527,488          33,049,133          1,868,020          29,693,543
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.26     $          0.86    $          1.83    $           0.95
             Estate Edge(R)                        $          2.90     $          0.63    $          1.78    $           1.34
             Estate Strategies                     $          1.46     $          0.85    $          1.80    $            -
             Executive Benefit                     $           -       $          0.82    $           -      $           1.03
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          2.89     $          0.66    $          1.78    $           1.34
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          3.04     $          0.64    $           -      $           1.31
             The Phoenix Edge(R)--SPVL             $          1.21     $          0.70    $          1.83    $           1.00


                        See Notes to Financial Statements
                                      SA-7

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                     PHOENIX-DUFF &
                                                   PHELPS REAL ESTATE   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN
                                                       SECURITIES        CAPITAL GROWTH   GROWTH AND INCOME   SMALL-CAP GROWTH
                                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $    35,760,273     $   186,649,857    $    32,167,322    $      6,150,567
       Shares                                     {      1,259,830}   {     12,638,223}  {      2,569,503}  {         791,690}
       Cost                                       {$    23,345,463}   {$   231,840,343}  {$    29,992,821}  {$      4,767,782}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $    35,760,273     $   186,649,857    $    32,167,322    $      6,150,567

Liabilities:
    Payable to Phoenix Life Insurance Company      $           716     $         4,075    $           659    $            128
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $    35,759,557     $   186,645,782    $    32,166,663    $      6,150,439
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                              9,162,604          51,064,098         25,382,276           8,687,061
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          2.67     $          0.91    $          1.09    $           0.95
             Estate Edge(R)                        $          4.10     $          3.70    $          1.24    $           0.64
             Estate Strategies                     $          2.45     $           -      $          1.07    $            -
             Executive Benefit                     $          2.49     $           -      $           -      $           1.14
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          4.10     $          3.70    $          1.30    $           0.72
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          4.22     $          3.91    $          1.23    $           1.09
             The Phoenix Edge(R)--SPVL             $          2.63     $          0.62    $          1.21    $           1.12


                        See Notes to Financial Statements
                                      SA-8

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                   PHOENIX-ENGEMANN                                           PHOENIX-GOODWIN
                                                      STRATEGIC        PHOENIX-ENGEMANN   PHOENIX-GOODWIN      MULTI-SECTOR
                                                      ALLOCATION        VALUE EQUITY       MONEY MARKET        FIXED INCOME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $    76,321,204     $    37,974,837    $    58,624,848    $     81,241,896
       Shares                                     {      5,540,037}   {      2,764,768}  {      5,862,485}  {       8,890,407}
       Cost                                       {$    76,694,471}   {$    34,543,528}  {$    58,624,848}  {$     82,665,251}
    Dividends receivable                           $           -       $           -      $         5,913    $            -
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $    76,321,204     $    37,974,837    $    58,630,761    $     81,241,896

Liabilities:
    Payable to Phoenix Life Insurance Company      $         1,621     $           748    $         1,151    $          1,533
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $    76,319,583     $    37,974,089    $    58,629,610    $     81,240,363
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             19,363,526          25,376,307         35,904,556          24,918,631
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.19     $          0.98    $          1.11    $           1.41
             Estate Edge(R)                        $          4.17     $          1.56    $          1.72    $           3.38
             Estate Strategies                     $          1.15     $          1.03    $          1.05    $           1.38
             Executive Benefit                     $          1.19     $          1.02    $          1.08    $           1.41
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          4.17     $          1.60    $          1.73    $           3.38
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          4.43     $          1.55    $          2.14    $           3.86
             The Phoenix Edge(R)--SPVL             $          1.18     $          0.98    $          1.10    $           1.47


                        See Notes to Financial Statements
                                      SA-9

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                    PHOENIX-GOODWIN                         PHOENIX-KAYNE      PHOENIX-LAZARD
                                                   MULTI-SECTOR SHORT   PHOENIX-KAYNE     SMALL-CAP QUALITY    INTERNATIONAL
                                                      TERM BOND        RISING DIVIDENDS         VALUE          EQUITY SELECT
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $     9,461,121     $     2,589,788    $     3,392,149    $     11,636,346
       Shares                                     {        953,271}   {        226,684}  {        222,139}  {         773,622}
       Cost                                       {$     9,568,412}   {$     2,446,944}  {$     2,893,561}  {$      9,644,664}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $     9,461,121     $     2,589,788    $     3,392,149    $     11,636,346

Liabilities:
    Payable to Phoenix Life Insurance Company      $           180     $            51    $            67    $            220
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $     9,460,941     $     2,589,737    $     3,392,082    $     11,636,126
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                              8,761,492           2,212,481          2,086,205           7,610,721
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.10     $          1.20    $          1.67    $           1.57
             Estate Edge(R)                        $          1.08     $          1.17    $          1.62    $           1.52
             Estate Strategies                     $          1.09     $          1.18    $           -      $            -
             Executive Benefit                     $           -       $           -      $           -      $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          1.08     $          1.17    $          1.62    $           1.52
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          1.09     $          1.18    $          1.64    $           1.54
             The Phoenix Edge(R)--SPVL             $          1.10     $          1.20    $          1.67    $           1.57



                        See Notes to Financial Statements
                                      SA-10

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                           PHOENIX-SANFORD    PHOENIX-SANFORD
                                                   PHOENIX-NORTHERN    PHOENIX-NORTHERN   BERNSTEIN MID-CAP   BERNSTEIN SMALL-
                                                        DOW 30        NASDAQ-100 INDEX(R)      VALUE            CAP VALUE
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $     7,873,562     $     7,135,005    $    34,422,268    $     21,153,954
       Shares                                     {        851,786}   {      1,637,389}  {      2,456,078}  {       1,242,863}
       Cost                                       {$     7,284,057}   {$     6,991,024}  {$    26,941,857}  {$     16,900,053}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $     7,873,562     $     7,135,005    $    34,422,268    $     21,153,954

Liabilities:
    Payable to Phoenix Life Insurance Company      $           154     $           150    $           697    $            426
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $     7,873,408     $     7,134,855    $    34,421,571    $     21,153,528
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                              7,887,390          16,363,811         19,165,580          10,409,729
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.08     $          0.55    $          1.94    $           1.87
             Estate Edge(R)                        $          1.05     $          0.53    $          1.73    $           1.93
             Estate Strategies                     $          1.06     $           -      $          1.85    $           1.81
             Executive Benefit                     $          1.08     $          0.90    $          1.95    $           1.85
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          0.97     $          0.41    $          1.80    $           2.09
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          1.06     $          0.95    $          2.02    $           1.81
             The Phoenix Edge(R)--SPVL             $          1.06     $          0.98    $          2.26    $           1.85


                        See Notes to Financial Statements
                                      SA-11

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                                                SCUDDER VIT
                                                                                           RYDEX VARIABLE         EQUITY
                                                    RYDEX VARIABLE      RYDEX VARIABLE      TRUST SECTOR        500 INDEX -
                                                      TRUST JUNO          TRUST NOVA          ROTATION            CLASS A
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $       513,215     $       574,611    $     2,548,963    $     29,129,027
       Shares                                     {         24,674}   {         67,127}  {        200,864}  {       2,221,894}
       Cost                                       {$       587,134}   {$       472,412}  {$     2,295,649}  {$     25,433,919}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $       513,215     $       574,611    $     2,548,963    $     29,129,027

Liabilities:
    Payable to Phoenix Life Insurance Company      $            10     $            13    $            55    $            419
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $       513,205     $       574,598    $     2,548,908    $     29,128,608
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                                582,675             402,083          1,779,182          24,234,041
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          0.90     $          1.46    $          1.46    $           1.23
             Estate Edge(R)                        $          0.88     $          1.43    $          1.43    $           1.19
             Estate Strategies                     $           -       $           -      $           -      $           1.21
             Executive Benefit                     $           -       $           -      $           -      $           1.23
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          0.88     $          1.43    $          1.43    $           1.19
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $           -       $           -      $           -      $           1.20
             The Phoenix Edge(R)--SPVL             $          0.90     $           -      $          1.46    $           1.23


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                                          TEMPLETON         TEMPLETON
                                                                      DEVELOPING MARKETS     FOREIGN         TEMPLETON-GLOBAL
                                                     TECHNOLOGY -        SECURITIES -       SECURITIES -     ASSET ALLOCATION
                                                       CLASS I             CLASS 2            CLASS 2            CLASS 2
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $     6,611,353     $     2,141,949    $    20,939,338    $        980,573
       Shares                                     {      1,846,747}   {        196,509}  {      1,340,547}  {          46,962}
       Cost                                       {$    15,992,627}   {$     1,312,527}  {$    17,763,139}  {$        902,415}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $     6,611,353     $     2,141,949    $    20,939,338    $        980,573

Liabilities:
    Payable to Phoenix Life Insurance Company      $           139     $            47    $           415    $             21
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $     6,611,214     $     2,141,902    $    20,938,923    $        980,552
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             22,327,069             920,482         15,501,763             610,568
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          0.67     $          2.27    $          1.24    $           1.46
             Estate Edge(R)                        $          0.28     $          2.33    $          1.30    $           1.62
             Estate Strategies                     $           -       $           -      $          1.27    $            -
             Executive Benefit                     $          0.59     $           -      $          1.29    $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          0.30     $          2.33    $          1.40    $           1.59
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          0.29     $          2.29    $          1.39    $            -
             The Phoenix Edge(R)--SPVL             $          0.35     $          2.27    $          1.24    $           1.37


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                   TEMPLETON GROWTH         WANGER             WANGER
                                                     SECURITIES -        INTERNATIONAL     INTERNATIONAL
                                                       CLASS 2              SELECT           SMALL CAP         WANGER SELECT
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $    19,692,932     $    10,353,593    $    54,231,924    $     13,086,731
       Shares                                     {      1,425,991}   {        527,437}  {      1,770,549}  {         577,526}
       Cost                                       {$    15,908,853}   {$     8,016,724}  {$    40,366,690}  {$      9,655,612}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $    19,692,932     $    10,353,593    $    54,231,924    $     13,086,731

Liabilities:
    Payable to Phoenix Life Insurance Company      $           395     $           211    $         1,131    $            251
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $    19,692,537     $    10,353,382    $    54,230,793    $     13,086,480
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             11,542,507           5,072,228         19,512,147           5,884,346
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.35     $          1.27    $          1.53    $           1.73
             Estate Edge(R)                        $          1.78     $          1.93    $          2.86    $           1.99
             Estate Strategies                     $          1.33     $          1.47    $          1.71    $           1.70
             Executive Benefit                     $           -       $           -      $          1.74    $           1.80
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          1.74     $          2.26    $          2.86    $           2.51
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          1.32     $          0.99    $          2.94    $           1.69
             The Phoenix Edge(R)--SPVL             $          1.34     $          1.32    $          1.58    $           1.74


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                      WANGER U.S.
                                                   SMALLER COMPANIES
                                                      SUBACCOUNT
                                                   -----------------
Assets:
    Investments at fair value                      $    89,737,939
       Shares                                     {      2,571,288}
       Cost                                       {$    54,921,564}
                                                   -----------------
    Total Assets                                   $    89,737,939

Liabilities:
    Payable to Phoenix Life Insurance Company      $         1,871
                                                   -----------------
          Total Net Assets                         $    89,736,068
                                                   =================
                                                   =================
          Units Outstanding                             33,468,803
                                                   =================

          Unit Value
             Corporate Edge                        $          1.85
             Estate Edge(R)                        $          2.73
             Estate Strategies                     $          1.57
             Executive Benefit                     $           -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          2.73
             Phoenix Express VUL(SM)               $           -
             The Phoenix Edge(R)                   $          2.76
             The Phoenix Edge(R)--SPVL             $          1.84


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                     AIM V.I. CAPITAL    AIM V.I. MID CAP                        ALGER AMERICAN
                                                       APPRECIATION        CORE EQUITY -     AIM V.I. PREMIER       LEVERAGED
                                                         CLASS I             CLASS I         EQUITY - CLASS I    ALLCAP - CLASS O
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $         4,367     $       25,860      $       36,395      $           -
Expenses:
      Mortality and expense fees                              43,375              34,587              24,062              75,161
      Indexing (gain) loss                                        11                  66                  19                (102)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 (39,019)             (8,793)             12,314             (75,059)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             21,173              11,997              12,081              (9,161)
      Realized gain distributions                                -               158,071                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                    21,173             170,068              12,081              (9,161)
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        581,532             192,130             193,212           1,526,372
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       563,686     $       353,405     $       217,607     $     1,442,152
                                                    =================   =================   =================   =================


                                                                             ANCHOR
                                                                           GOVERNMENT
                                                     ANCHOR - CAPITAL      AND QUALITY                            ANCHOR - GROWTH
                                                      APPRECIATION-            BOND          ANCHOR - GROWTH         AND INCOME
                                                        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $         8,786     $        16,788     $        23,180     $         3,109
Expenses:
      Mortality and expense fees                              13,131               2,309              11,684               1,516
      Indexing (gain) loss                                       -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                  (4,345)             14,479              11,496               1,593
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             13,426              17,978               5,828             (16,555)
      Realized gain distributions                                -                   -                97,328              13,288
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                    13,426              17,978             103,156              (3,267)
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        298,518             (20,091)             43,578              14,046
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       307,599     $        12,366     $       158,230     $        12,372
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                  (CONTINUED)


                                                     ANCHOR - MONEY      ANCHOR - MULTI-     ANCHOR - NATURAL   ANCHOR - STRATEGIC
                                                          MARKET              ASSET              RESOURCES          MULTI-ASSET
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $        12,088     $        53,778     $         3,288     $        11,475
Expenses:
      Mortality and expense fees                               2,522              12,875               3,074               7,516
      Indexing (gain) loss                                       -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                   9,566              40,903                 214               3,959
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                -               (58,937)             21,110             (18,649)
      Realized gain distributions                                -               121,880              31,162                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                       -                62,943              52,272             (18,649)
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                            -               (10,225)            188,271             148,244
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $         9,566     $        93,621     $       240,757     $       133,554
                                                    =================   =================   =================   =================


                                                      FEDERATED FUND      FEDERATED HIGH                          FIDELITY VIP
                                                           FOR           INCOME BOND FUND      FIDELITY VIP          GROWTH
                                                     U.S. GOVERNMENT        II - PRIMARY      CONTRAFUND(R) -     OPPORTUNITIES -
                                                      SECURITIES II           SHARES           SERVICE CLASS      SERVICE CLASS
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $     1,089,596     $       924,575     $        86,591     $        21,248
Expenses:
      Mortality and expense fees                             198,815              87,400             315,022              19,742
      Indexing (gain) loss                                       105                 181                 365                  13
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 890,676             836,994            (228,796)              1,493
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                606             (30,091)          1,530,480              12,837
      Realized gain distributions                                -                   -                 7,872                 -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                       606             (30,091)          1,538,352              12,837
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       (473,487)           (645,404)          6,373,123             246,981
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       417,795     $       161,499     $     7,682,679     $       261,311
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                       FIDELITY VIP                                                LORD ABBETT
                                                         GROWTH -             LAZARD            LORD ABBETT         GROWTH AND
                                                         SERVICE            RETIREMENT        BOND-DEBENTURE         INCOME -
                                                          CLASS             SMALL CAP           - CLASS VC           CLASS VC
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $        69,471     $           -       $       202,638     $       190,967
Expenses:
      Mortality and expense fees                             120,154               8,503              16,578              77,270
      Indexing (gain) loss                                        38                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 (50,721)             (8,503)            186,060             113,697
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            122,607                 356              19,173               5,219
      Realized gain distributions                                -               125,465              44,344           1,166,777
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                   122,607             125,821              63,517           1,171,996
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        642,307              49,130             (49,815)           (157,637)
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       714,193     $       166,448     $       199,762     $     1,128,056
                                                    =================   =================   =================   =================


                                                       LORD ABBETT         MUTUAL SHARES         PHOENIX             PHOENIX
                                                         MID-CAP           SECURITIES -          MID-CAP            STRATEGIC
                                                     VALUE - CLASS VC         CLASS 2            GROWTH               THEME
                                                        SUBACCOUNT           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                     -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $        41,000     $       170,553     $           -       $           -
Expenses:
      Mortality and expense fees                              41,848             141,355             152,351             178,759
      Indexing (gain) loss                                       -                   135                (228)               (461)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                    (848)             29,063            (152,123)           (178,298)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              4,045              11,602            (418,828)         (2,316,699)
      Realized gain distributions                            560,215              63,888                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                   564,260              75,490            (418,828)         (2,316,699)
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        396,048           2,080,109           1,153,950           2,452,110
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       959,460     $     2,184,662     $       582,999     $       (42,887)
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                  (CONNTINUED)


                                                                                                                    PHOENIX-
                                                         PHOENIX-                              PHOENIX-ALGER        ALLIANCE/
                                                         ABERDEEN           PHOENIX-AIM          SMALL-CAP          BERNSTEIN
                                                       INTERNATIONAL          GROWTH              GROWTH          ENHANCED INDEX
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $     2,888,938     $           -       $           -       $       492,177
Expenses:
      Mortality and expense fees                             522,964             164,012              20,948             304,279
      Indexing (gain) loss                                       796                  82                  (7)                126
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                               2,365,178            (164,094)            (20,941)            187,772
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           (165,916)           (726,575)             19,812            (380,402)
      Realized gain distributions                                -                   -               276,540                 -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                  (165,916)           (726,575)            296,352            (380,402)
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                      9,064,538           2,466,588             156,111           1,308,900
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $    11,263,800     $     1,575,919     $       431,522     $     1,116,270
                                                    =================   =================   =================   =================


                                                       PHOENIX-DUFF &
                                                     PHELP REAL ESTATE   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN     PHOENIX-ENGEMANN
                                                        SECURITIES        CAPITAL GROWTH    GROWTH AND INCOME    SMALL-CAP GROWTH
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $       572,907     $       121,556     $       346,937     $           -
Expenses:
      Mortality and expense fees                             240,436           1,511,674             250,568              47,192
      Indexing (gain) loss                                      (338)             (1,891)                276                 (41)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 332,809          (1,388,227)             96,093             (47,151)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            524,307          (8,916,627)            218,672              95,712
      Realized gain distributions                          1,738,072                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                 2,262,379          (8,916,627)            218,672              95,712
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                      1,894,594          14,894,120           1,039,293             334,341
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $     4,489,782     $     4,589,266     $     1,354,058     $       382,902
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                  (CONTINUED)


                                                     PHOENIX-ENGEMANN                                            PHOENIX-GOODWIN
                                                        STRATEGIC        PHOENIX-ENGEMANN    PHOENIX-GOODWIN       MULTI-SECTOR
                                                        ALLOCATION        VALUE EQUITY        MONEY MARKET         FIXED INCOME
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $     1,837,294     $       464,295     $     1,580,918     $     3,800,223
Expenses:
      Mortality and expense fees                             618,277             296,239             449,747             540,353
      Indexing (gain) loss                                       156                 214                 300                 527
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                               1,218,861             167,842           1,130,871           3,259,343
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            100,332             542,627                 -                  (302)
      Realized gain distributions                          2,093,933                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                 2,194,265             542,627                 -                  (302)
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                     (2,728,483)          1,038,289                 -            (2,388,744)
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       684,643     $     1,748,758     $     1,130,871     $       870,297
                                                    =================   =================   =================   =================


                                                     PHOENIX-GOODWIN                          PHOENIX-KAYNE       PHOENIX-LAZARD
                                                      MULTI-SECTOR        PHOENIX-KAYNE         SMALL-CAP         INTERNATIONAL
                                                     SHORT TERM BOND     RISING DIVIDENDS     QUALITY VALUE       EQUITY SELECT
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $       272,341     $        37,300     $        46,985     $       122,039
Expenses:
      Mortality and expense fees                              50,002              18,461              20,850              62,486
      Indexing (gain) loss                                        17                  16                 -                    90
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 222,322              18,823              26,135              59,463
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             (2,890)              7,856              11,188              10,881
      Realized gain distributions                                -                18,006             119,291              53,501
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                    (2,890)             25,862             130,479              64,382
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       (148,536)            (81,833)             82,285             681,528
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $        70,896     $       (37,148)    $       238,899     $       805,373
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                  (CONTINUED)


                                                                         PHOENIX-NORTHERN    PHOENIX-SANFORD     PHOENIX-SANFORD
                                                     PHOENIX-NORTHERN       NASDAQ-100      BERNSTEIN MID-CAP    BERNSTEIN SMALL-
                                                          DOW 30             INDEX(R)             VALUE             CAP VALUE
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $       134,455     $           -       $        37,385     $           -
Expenses:
      Mortality and expense fees                              56,644              51,301             246,655             142,575
      Indexing (gain) loss                                       124                (133)                238                  95
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                  77,687             (51,168)           (209,508)           (142,670)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             30,124              16,031             432,389              41,626
      Realized gain distributions                                -                   -             2,466,756           1,135,942
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                    30,124              16,031           2,899,145           1,177,568
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       (118,415)             98,203            (468,223)            146,164
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       (10,604)    $        63,066    $      2,221,414     $     1,181,062
                                                    =================   =================   =================   =================


                                                                                                                    SCUDDER VIT
                                                                                              RYDEX VARIABLE          EQUITY
                                                      RYDEX VARIABLE      RYDEX VARIABLE       TRUST SECTOR         500 INDEX -
                                                        TRUST JUNO          TRUST NOVA           ROTATION             CLASS A
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $           -       $         1,398     $           -       $       347,822
Expenses:
      Mortality and expense fees                               5,396               3,660               9,045             140,137
      Indexing (gain) loss                                       -                     1                   4                 124
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                  (5,396)             (2,263)             (9,049)            207,561
                                                   -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            (85,323)              8,180              14,066              76,028
      Realized gain distributions                                -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                   (85,323)              8,180              14,066              76,028
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        (15,287)             20,135             199,811             728,054
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $      (106,006)    $        26,052     $       204,828     $     1,011,643
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                  (CONTINUED)


                                                                           TEMPLETON           TEMPLETON
                                                                        DEVELOPING MARKETS      FOREIGN         TEMPLETON-GLOBAL
                                                      TECHNOLOGY -        SECURITIES -        SECURITIES -      ASSET ALLOCATION
                                                        CLASS I             CLASS 2             CLASS 2             CLASS 2
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $           -       $        26,548     $       220,832     $        37,768
Expenses:
      Mortality and expense fees                              49,718              15,865             137,662               7,882
      Indexing (gain) loss                                      (120)                 84                 216                   6
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 (49,598)             10,599              82,954              29,880
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           (764,045)             93,953             205,815              10,593
      Realized gain distributions                                -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                  (764,045)             93,953             205,815              10,593
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        706,196             368,647           1,511,988             (14,638)
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $      (107,447)    $       473,199     $     1,800,757     $        25,835
                                                    =================   =================   =================   =================


                                                                              WANGER             WANGER
                                                     TEMPLETON GROWTH      INTERNATIONAL      INTERNATIONAL
                                                   SECURITIES - CLASS 2       SELECT            SMALL CAP          WANGER SELECT
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $       276,287     $       170,666     $       486,369     $           -
Expenses:
      Mortality and expense fees                             159,833              67,485             363,484              78,835
      Indexing (gain) loss                                       234                 168               1,392                (138)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 116,220             103,013             121,493             (78,697)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          1,490,353              95,046             506,427              62,515
      Realized gain distributions                                -                   -                   -               760,496
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                 1,490,353              95,046             506,427             823,011
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        116,111           1,169,383           8,528,527             453,993
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $     1,722,684     $     1,367,442     $     9,156,447     $     1,198,307
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                  (CONTINUED)


                                                       WANGER U.S.
                                                     SMALLER COMPANIES
                                                        SUBACCOUNT
                                                    -----------------
Income:
      Dividends                                      $           -
Expenses:
      Mortality and expense fees                             663,740
      Indexing (gain) loss                                       336
                                                    -----------------
Net investment income (loss)                                (664,076)
                                                    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          3,350,413
      Realized gain distributions                                -
                                                    -----------------
      Realized gain (loss)                                 3,350,413
                                                    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                      6,142,086
                                                    -----------------
Net increase (decrease) in net assets from
      operations                                     $     8,828,423
                                                    =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004


                                                    AIM V.I. CAPITAL APPRECIATION - CLASS I  AIM V.I. MID CAP CORE EQUITY - CLASS I
                                                                   SUBACCOUNT                              SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       (39,019)    $       (29,789)    $        (8,793)    $         4,200
          Realized gains (losses)                             21,173               2,822             170,068             191,401
          Unrealized appreciation (depreciation)
               during the year                               581,532             314,980             192,130            (110,768)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        563,686             288,013             353,405              84,833
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             1,152,583           1,057,408             663,224             462,468
          Transfers between subaccounts
               (including fixed account), net              1,104,539           1,062,088             495,102           4,204,376
          Transfers for contract
               benefits and terminations                    (397,916)           (137,408)           (626,667)           (223,322)
          Contract maintenance charges                      (394,412)           (310,695)           (263,207)            (13,821)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           1,464,794           1,671,393             268,452           4,429,701
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             2,028,480           1,959,406             621,857           4,514,534

Net assets at beginning of period                          5,233,582           3,274,176           4,514,534                 -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     7,262,062     $     5,233,582     $     5,136,391     $     4,514,534
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                                    ALGER AMERICAN LEVERAGED
                                                      AIM V.I. PREMIER EQUITY - CLASS I                 ALLCAP - CLASS O
                                                                   SUBACCOUNT                              SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        12,314     $        (3,423)    $       (75,059)    $       (73,218)
          Realized gains (losses)                             12,081               2,429              (9,161)            (65,911)
          Unrealized appreciation (depreciation)
               during the year                               193,212             189,920           1,526,372           1,043,656
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        217,607             188,926           1,442,152             904,527
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               747,776             787,165           1,730,601           2,007,128
          Transfers between subaccounts
               (including fixed account), net                 31,301              58,000          (1,452,019)          1,448,368
          Transfers for contract
               benefits and terminations                    (118,802)           (159,771)           (669,984)           (329,365)
          Contract maintenance charges                      (221,201)           (186,498)           (730,961)           (725,781)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             439,074             498,896          (1,122,363)          2,400,350
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                               656,681             687,822             319,789           3,304,877

Net assets at beginning of period                          3,800,086           3,112,264          12,536,066           9,231,189
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     4,456,767     $     3,800,086     $    12,855,855     $    12,536,066
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        ANCHOR - CAPITAL APPRECIATION       ANCHOR - GOVERNMENT AND QUALITY BOND
                                                                   SUBACCOUNT                              SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        (4,345)    $       (13,157)    $        14,479     $        34,793
          Realized gains (losses)                             13,426                 389              17,978               4,365
          Unrealized appreciation (depreciation)
               during the year                               298,518             254,740             (20,091)            (15,929)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        307,599             241,972              12,366              23,229
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                 2,141               2,346                 503                 521
          Transfers between subaccounts
               (including fixed account), net                (16,401)            (69,493)            (33,017)            (63,883)
          Transfers for contract
               benefits and terminations                    (246,431)            (46,336)           (303,573)            (12,323)
          Contract maintenance charges                       (25,858)            (26,251)             (8,487)            (10,030)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (286,549)           (139,734)           (344,574)            (85,715)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                                21,050             102,238            (332,208)            (62,486)

Net assets at beginning of period                          2,966,568           2,864,330             754,232             816,718
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     2,987,618     $     2,966,568     $       422,024     $       754,232
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                               ANCHOR - GROWTH                    ANCHOR - GROWTH AND INCOME
                                                                   SUBACCOUNT                              SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        11,496     $         2,372     $         1,593     $           183
          Realized gains (losses)                            103,156              (8,025)             (3,267)             (4,916)
          Unrealized appreciation (depreciation)
               during the year                                43,578             251,123              14,046              23,477
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        158,230             245,470              12,372              18,744
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                 1,020                 760                 503                 521
          Transfers between subaccounts
               (including fixed account), net                (23,853)             13,477                (199)             25,294
          Transfers for contract
               benefits and terminations                    (292,051)           (118,572)            (90,609)            (15,578)
          Contract maintenance charges                       (26,035)            (27,527)             (4,157)             (7,375)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (340,919)           (131,862)            (94,462)              2,862
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                              (182,689)            113,608             (82,090)             21,606

Net assets at beginning of period                          2,607,290           2,493,682             357,565             335,959
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     2,424,601     $     2,607,290     $       275,475     $       357,565
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                              ANCHOR - MONEY MARKET                   ANCHOR - MULTI-ASSET
                                                                   SUBACCOUNT                              SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $         9,566     $          (782)    $        40,903     $        36,919
          Realized gains (losses)                                -                   -                62,943             (41,134)
          Unrealized appreciation (depreciation)
               during the year                                   -                   -               (10,225)            120,914
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                          9,566                (782)             93,621             116,699
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                   363               1,972               5,043               3,619
          Transfers between subaccounts
               (including fixed account), net                (16,938)            (11,557)                -                27,596
          Transfers for contract
               benefits and terminations                         (18)            (10,139)           (132,526)            (66,202)
          Contract maintenance charges                       (14,522)            (13,693)            (19,460)            (19,611)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (31,115)            (33,417)           (146,943)            (54,598)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                               (21,549)            (34,199)            (53,322)             62,101

Net assets at beginning of period                            548,975             583,174           2,917,542           2,855,441
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       527,426     $       548,975     $     2,864,220     $     2,917,542
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                            ANCHOR - NATURAL RESOURCES           ANCHOR - STRATEGIC MULTI-ASSET
                                                                   SUBACCOUNT                              SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $           214     $         1,233     $         3,959     $        25,474
          Realized gains (losses)                             52,272              24,541             (18,649)            (26,796)
          Unrealized appreciation (depreciation)
               during the year                               188,271              63,881             148,244             158,483
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        240,757              89,655             133,554             157,161
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                 1,939               1,219              17,875               7,018
          Transfers between subaccounts
               (including fixed account), net                 57,491              91,490              32,568               5,083
          Transfers for contract
               benefits and terminations                     (23,284)            (24,969)           (130,255)            (64,094)
          Contract maintenance charges                        (4,017)             (2,470)            (20,215)            (22,240)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              32,129              65,270            (100,027)            (74,233)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                               272,886             154,925              33,527              82,928

Net assets at beginning of period                            523,246             368,321           1,610,211           1,527,283
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       796,132     $       523,246     $     1,643,738     $     1,610,211
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                      FEDERATED FUND FOR U.S. GOVERNMENT      FEDERATED HIGH INCOME BOND FUND II -
                                                                  SECURITIES II                         PRIMARY SHARES
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                           2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       890,676     $       897,293     $       836,994     $       578,570
          Realized gains (losses)                                606             270,385             (30,091)           (104,262)
          Unrealized appreciation (depreciation)
               during the year                              (473,487)           (350,754)           (645,404)            459,200
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        417,795             816,924             161,499             933,508
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             4,645,554           4,837,335           1,713,444           2,480,684
          Transfers between subaccounts
               (including fixed account), net              7,185,595          (7,677,498)            (75,031)          2,463,751
          Transfers for contract
               benefits and terminations                  (1,876,019)         (1,258,007)           (641,034)           (342,649)
          Contract maintenance charges                    (1,709,071)         (1,739,323)           (608,428)           (628,784)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           8,246,059          (5,837,493)            388,951           3,973,002
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             8,663,854          (5,020,569)            550,450           4,906,510

Net assets at beginning of period                         26,792,121          31,812,690          12,392,770           7,486,260
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    35,455,975     $    26,792,121     $    12,943,220     $    12,392,770
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         FIDELITY VIP CONTRAFUND(R) -          FIDELITY VIP GROWTH OPPORTUNITIES -
                                                                 SERVICE CLASS                          SERVICE CLASS
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $      (228,796)    $      (131,452)    $         1,493     $        (5,693)
          Realized gains (losses)                          1,538,352             328,376              12,837                  23
          Unrealized appreciation (depreciation)
               during the year                             6,373,123           4,436,565             246,981             160,375
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      7,682,679           4,633,489             261,311             154,705
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             4,682,639           3,519,129             523,877             369,579
          Transfers between subaccounts
               (including fixed account), net              7,711,176          10,238,274             613,931             277,405
          Transfers for contract
               benefits and terminations                  (3,158,270)         (1,199,825)           (239,915)            (91,361)
          Contract maintenance charges                    (2,056,312)         (1,279,613)           (216,492)           (163,597)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           7,179,233          11,277,965             681,401             392,026
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            14,861,912          15,911,454             942,712             546,731

Net assets at beginning of period                         39,502,707          23,591,253           2,687,844           2,141,113
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    54,364,619     $    39,502,707     $     3,630,556     $     2,687,844
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     FIDELITY VIP GROWTH - SERVICE CLASS          LAZARD RETIREMENT SMALL CAP
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       (50,721)    $       (98,429)    $        (8,503)    $           -
          Realized gains (losses)                            122,607             129,300             125,821                 -
          Unrealized appreciation (depreciation)
               during the year                               642,307             812,419              49,130                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        714,193             843,290             166,448                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             2,760,229           3,579,100             171,134                 -
          Transfers between subaccounts
               (including fixed account), net             (3,415,852)         (4,198,759)          1,849,961                 -
          Transfers for contract
               benefits and terminations                  (1,051,878)           (650,214)           (109,123)                -
          Contract maintenance charges                    (1,012,167)         (1,112,285)            (66,281)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (2,719,668)         (2,382,158)          1,845,691                 -
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            (2,005,475)         (1,538,868)          2,012,139                 -

Net assets at beginning of period                         18,891,923          20,430,791                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    16,886,448     $    18,891,923     $     2,012,139     $           -
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                    LORD ABBETT BOND-DEBENTURE - CLASS VC   LORD ABBETT GROWTH AND INCOME - CLASS VC
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
      Net investment income (loss)                   $       186,060     $           -       $       113,697     $           -
          Realized gains (losses)                             63,517                 -             1,171,996                 -
          Unrealized appreciation (depreciation)
               during the year                               (49,815)                -              (157,637)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        199,762                 -             1,128,056                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               345,349                 -             2,520,667                 -
          Transfers between subaccounts
               (including fixed account), net              4,090,542                 -            17,484,446                 -
          Transfers for contract
               benefits and terminations                    (258,531)                -              (559,103)                -
          Contract maintenance charges                      (155,814)                -              (555,236)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           4,021,546                 -            18,890,774                 -
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             4,221,308                 -            20,018,830                 -

Net assets at beginning of period                                  -                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     4,221,308     $           -       $    20,018,830     $           -
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     LORD ABBETT MID-CAP VALUE - CLASS VC      MUTUAL SHARES SECURITIES - CLASS 2
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $          (848)    $           -       $        29,063     $         6,041
          Realized gains (losses)                            564,260                 -                75,490              12,497
          Unrealized appreciation (depreciation)
               during the year                               396,048                 -             2,080,109           1,402,035
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        959,460                 -             2,184,662           1,420,573
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               771,368                 -             2,252,280           2,051,464
          Transfers between subaccounts
               (including fixed account), net              8,809,002                 -            16,992,818           1,193,284
          Transfers for contract
               benefits and terminations                    (520,768)                -            (1,778,585)           (823,989)
          Contract maintenance charges                      (297,318)                -            (1,072,093)           (717,411)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           8,762,284                 -            16,394,420           1,703,348
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             9,721,744                 -            18,579,082           3,123,921

Net assets at beginning of period                                -                   -            13,925,504          10,801,583
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     9,721,744     $           -       $    32,504,586     $    13,925,504
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                             PHOENIX MID-CAP GROWTH                 PHOENIX STRATEGIC THEME
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $      (152,123)    $      (152,919)    $      (178,298)    $      (190,921)
          Realized gains (losses)                           (418,828)             12,462          (2,316,699)           (554,530)
          Unrealized appreciation (depreciation)
               during the year                             1,153,950           1,514,693           2,452,110           1,809,494
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        582,999           1,374,236             (42,887)          1,064,043
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             2,620,200           3,383,805           3,327,556           4,321,513
          Transfers between subaccounts
               (including fixed account), net             (4,611,652)            497,841          (2,827,345)         (2,015,945)
          Transfers for contract
               benefits and terminations                  (1,202,674)           (677,927)         (1,652,962)         (1,386,159)
          Contract maintenance charges                    (1,224,199)         (1,317,079)         (1,855,553)         (2,148,055)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (4,418,325)          1,886,640          (3,008,304)         (1,228,646)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            (3,835,326)          3,260,876          (3,051,191)           (164,603)

Net assets at beginning of period                         22,321,762          19,060,886          24,879,324          25,043,927
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    18,486,436     $    22,321,762     $    21,828,133     $    24,879,324
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        PHOENIX-ABERDEEN INTERNATIONAL               PHOENIX-AIM GROWTH
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $     2,365,178     $     1,091,509     $      (164,094)    $      (145,504)
          Realized gains (losses)                           (165,916)           (346,313)           (726,575)              2,013
          Unrealized appreciation (depreciation)
               during the year                             9,064,538           9,861,799           2,466,588             871,872
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                     11,263,800          10,606,995           1,575,919             728,381
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             6,268,971           6,344,662           3,487,573           4,243,504
          Transfers between subaccounts
               (including fixed account), net              2,741,501           2,297,322          (3,025,484)         (1,479,719)
          Transfers for contract
               benefits and terminations                  (5,575,741)         (4,502,347)         (1,385,267)           (600,833)
          Contract maintenance charges                    (3,908,344)         (3,590,644)         (1,553,008)         (1,539,273)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (473,613)            548,993          (2,476,186)            623,679
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            10,790,187          11,155,988            (900,267)          1,352,060

Net assets at beginning of period                         63,925,670          52,769,682          22,529,505          21,177,445
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    74,715,857     $    63,925,670     $    21,629,238     $    22,529,505
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                                PHOENIX-ALLIANCE/BERNSTEIN
                                                        PHOENIX-ALGER SMALL-CAP GROWTH                 ENHANCED INDEX
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       (20,941)    $       (16,877)    $       187,772     $       262,771
          Realized gains (losses)                            296,352              40,757            (380,402)             37,193
          Unrealized appreciation (depreciation)
               during the year                               156,111             (22,850)          1,308,900           3,046,134
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        431,522               1,030           1,116,270           3,346,098
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               539,127             548,809           5,356,883           4,891,101
          Transfers between subaccounts
               (including fixed account), net                115,431             655,738          (2,762,923)           (786,329)
          Transfers for contract
               benefits and terminations                    (142,427)            (74,410)         (2,347,864)         (1,622,616)
          Contract maintenance charges                      (193,133)           (162,596)         (2,526,306)         (2,679,673)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             318,998             967,541          (2,280,210)           (197,517)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                               750,520             968,571          (1,163,940)          3,148,581

Net assets at beginning of period                          2,578,095           1,609,524          40,342,046          37,193,465
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     3,328,615     $     2,578,095     $    39,178,106     $    40,342,046
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                              PHOENIX-DUFF & PHELPS
                                                             REAL ESTATE SECURITIES             PHOENIX-ENGEMANN CAPITAL GROWTH
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       332,809     $       436,649     $    (1,388,227)    $       111,065
          Realized gains (losses)                          2,262,379           2,430,278          (8,916,627)         (8,623,652)
          Unrealized appreciation (depreciation)
               during the year                             1,894,594           4,803,072          14,894,120          16,873,224
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      4,489,782           7,669,999           4,589,266           8,360,637
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             3,148,914           3,134,150          25,131,195          29,659,929
          Transfers between subaccounts
               (including fixed account), net                427,494           2,188,560         (17,020,634)        (12,486,705)
          Transfers for contract
               benefits and terminations                  (2,465,042)         (1,314,955)        (17,686,395)        (15,406,766)
          Contract maintenance charges                    (1,640,678)         (1,422,499)        (16,101,944)        (18,061,567)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (529,312)          2,585,256         (25,677,778)        (16,295,109)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             3,960,470          10,255,255         (21,088,512)         (7,934,472)

Net assets at beginning of period                         31,799,087          21,543,832         207,734,294         215,668,766
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    35,759,557     $    31,799,087     $   186,645,782     $   207,734,294
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                      PHOENIX-ENGEMANN GROWTH AND INCOME       PHOENIX-ENGEMANN SMALL-CAP GROWTH
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        96,093     $       141,470     $       (47,151)    $       (46,144)
          Realized gains (losses)                            218,672              15,256              95,712            (100,930)
          Unrealized appreciation (depreciation)
               during the year                             1,039,293           2,711,645             334,341             540,771
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,354,058           2,868,371             382,902             393,697
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             4,152,838           4,584,328             895,090           1,038,971
          Transfers between subaccounts
               (including fixed account), net             (2,808,007)          3,784,075            (436,591)            299,490
          Transfers for contract
               benefits and terminations                  (1,911,353)         (1,187,214)           (610,493)           (354,066)
          Contract maintenance charges                    (2,070,143)         (1,994,428)           (411,432)           (392,390)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (2,636,665)          5,186,761            (563,426)            592,005
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            (1,282,607)          8,055,132            (180,524)            985,702

Net assets at beginning of period                         33,449,270          25,394,138           6,330,963           5,345,261
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    32,166,663     $    33,449,270     $     6,150,439     $     6,330,963
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                    PHOENIX-ENGEMANN STRATEGIC ALLOCATION        PHOENIX-ENGEMANN VALUE EQUITY
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $     1,218,861     $     1,559,336     $       167,842     $        74,075
          Realized gains (losses)                          2,194,265           3,047,206             542,627              13,363
          Unrealized appreciation (depreciation)
               during the year                            (2,728,483)          1,008,885           1,038,289           4,575,476
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        684,643           5,615,427           1,748,758           4,662,914
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             7,309,642           8,611,606           4,980,083           4,966,964
          Transfers between subaccounts
               (including fixed account), net             (4,424,111)         (6,024,063)         (9,087,159)         10,658,012
          Transfers for contract
               benefits and terminations                  (8,846,761)         (7,096,464)         (2,103,598)         (1,384,395)
          Contract maintenance charges                    (4,984,870)         (5,445,020)         (2,205,832)         (1,920,998)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (10,946,100)         (9,953,941)         (8,416,506)         12,319,583
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                           (10,261,457)         (4,338,514)         (6,667,748)         16,982,497

Net assets at beginning of period                         86,581,040          90,919,554          44,641,837          27,659,340
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    76,319,583     $    86,581,040     $    37,974,089     $    44,641,837
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                           PHOENIX-GOODWIN MONEY MARKET    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $     1,130,871     $        35,115     $     3,259,343     $     3,940,886
          Realized gains (losses)                                -                   -                  (302)             (6,334)
          Unrealized appreciation (depreciation)
               during the year                                   -                   -            (2,388,744)            377,355
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,130,871              35,115             870,297           4,311,907
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            16,311,665          25,098,964           6,096,060           6,134,968
          Transfers between subaccounts
               (including fixed account), net             (7,970,640)        (29,142,390)          4,390,007          18,289,692
          Transfers for contract
               benefits and terminations                  (9,032,489)         (8,016,230)         (3,841,341)         (1,993,329)
          Contract maintenance charges                    (6,088,120)         (6,770,340)         (3,873,803)         (3,435,031)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (6,779,584)        (18,829,996)          2,770,923          18,996,300
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            (5,648,713)        (18,794,881)          3,641,220          23,308,207

Net assets at beginning of period                         64,278,323          83,073,204          77,599,143          54,290,936
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    58,629,610     $    64,278,323     $    81,240,363     $     77,599,143
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        PHOENIX-GOODWIN MULTI-SECTOR
                                                               SHORT TERM BOND                 PHOENIX-KAYNE RISING DIVIDENDS
                                                                 SUBACCOUNT                               SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       222,322     $        97,533     $        18,823     $        18,047
          Realized gains (losses)                             (2,890)                845              25,862               3,346
          Unrealized appreciation (depreciation)
               during the year                              (148,536)             28,851             (81,833)             71,942
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                         70,896             127,229             (37,148)             93,335
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               728,934             477,026             354,860             444,388
          Transfers between subaccounts
               (including fixed account), net              5,671,636           1,743,254             230,642             712,410
          Transfers for contract
               benefits and terminations                    (311,426)           (133,567)           (202,741)            (78,097)
          Contract maintenance charges                      (277,803)           (108,765)           (250,185)           (198,048)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           5,811,341           1,977,948             132,576             880,653
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             5,882,237           2,105,177              95,428             973,988

Net assets at beginning of period                          3,578,704           1,473,527           2,494,309           1,520,321
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     9,460,941     $     3,578,704     $     2,589,737     $     2,494,309
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                             PHOENIX-KAYNE SMALL-CAP                    PHOENIX-LAZARD
                                                                  QUALITY VALUE                  INTERNATIONAL EQUITY SELECT
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
      Net investment income (loss)                   $        26,135     $         5,781     $        59,463     $        36,000
          Realized gains (losses)                            130,479              23,622              64,382              37,265
          Unrealized appreciation (depreciation)
               during the year                                82,285             308,050             681,528             797,031
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        238,899             337,453             805,373             870,296
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               379,196             371,000           1,980,057           1,582,744
          Transfers between subaccounts
               (including fixed account), net                933,445             799,137           2,527,123           2,237,256
          Transfers for contract
               benefits and terminations                    (239,554)            (40,698)           (431,588)            (92,232)
          Contract maintenance charges                      (146,802)            (71,608)           (579,241)           (358,003)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             926,285           1,057,831           3,496,351           3,369,765
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             1,165,184           1,395,284           4,301,724           4,240,061

Net assets at beginning of period                          2,226,898             831,614           7,334,402           3,094,341
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     3,392,082     $     2,226,898     $    11,636,126     $     7,334,402
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                             PHOENIX-NORTHERN DOW 30          PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        77,687     $        74,186     $       (51,168)    $        (7,719)
          Realized gains (losses)                             30,124              13,371              16,031              44,308
          Unrealized appreciation (depreciation)
               during the year                              (118,415)            234,634              98,203             547,104
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        (10,604)            322,191              63,066             583,693
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             1,049,026           1,314,132           1,189,199           1,195,503
          Transfers between subaccounts
               (including fixed account), net               (636,620)            249,094            (158,550)            419,234
          Transfers for contract
               benefits and terminations                    (408,087)           (365,355)           (294,885)           (157,421)
          Contract maintenance charges                      (465,434)           (562,981)           (397,493)           (385,905)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (461,115)            634,890             338,271           1,071,411
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                              (471,719)            957,081             401,337           1,655,104

Net assets at beginning of period                          8,345,127           7,388,046           6,733,518           5,078,414
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     7,873,408     $     8,345,127     $     7,134,855     $     6,733,518
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                           PHOENIX-SANFORD BERNSTEIN              PHOENIX-SANFORD BERNSTEIN
                                                                  MID-CAP VALUE                        SMALL-CAP VALUE
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $      (209,508)    $      (166,386)    $      (142,670)    $      (112,325)
          Realized gains (losses)                          2,899,145           2,340,852           1,177,568           1,568,331
          Unrealized appreciation (depreciation)
               during the year                              (468,223)          3,107,223             146,164           1,796,972
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,221,414           5,281,689           1,181,062           3,252,978
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             3,397,294           3,843,491           2,594,961           2,887,094
          Transfers between subaccounts
               (including fixed account), net                309,384           1,263,021           1,154,769           1,429,688
          Transfers for contract
               benefits and terminations                  (2,713,011)         (1,177,427)         (1,250,930)           (739,011)
          Contract maintenance charges                    (1,862,977)         (1,642,970)         (1,080,266)           (915,605)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (869,310)          2,286,115           1,418,534           2,662,166
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             1,352,104           7,567,804           2,599,596           5,915,144

Net assets at beginning of period                         33,069,467          25,501,663          18,553,932          12,638,788
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    34,421,571     $    33,069,467     $    21,153,528     $    18,553,932
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                            RYDEX VARIABLE TRUST JUNO              RYDEX VARIABLE TRUST NOVA
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        (5,396)    $        (3,265)    $        (2,263)    $        (2,726)
          Realized gains (losses)                            (85,323)            (12,866)              8,180               1,449
          Unrealized appreciation (depreciation)
               during the year                               (15,287)            (45,571)             20,135              45,370
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                       (106,006)            (61,702)             26,052              44,093
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                79,012              80,611             107,429             107,873
          Transfers between subaccounts
               (including fixed account), net                169,083               1,727             141,329              22,512
          Transfers for contract
               benefits and terminations                     (38,462)            (49,625)            (86,916)            (14,855)
          Contract maintenance charges                       (41,158)            (32,171)            (32,153)            (23,028)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             168,475                 542             129,689              92,502
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                                62,469             (61,160)            155,741             136,595

Net assets at beginning of period                            450,736             511,896             418,857             282,262
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       513,205     $       450,736     $       574,598     $       418,857
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     RYDEX VARIABLE TRUST SECTOR ROTATION    SCUDDER VIT EQUITY 500 INDEX - CLASS A
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        (9,049)    $        (2,650)    $       207,561     $        52,616
          Realized gains (losses)                             14,066               2,300              76,028              33,189
          Unrealized appreciation (depreciation)
               during the year                               199,811              41,004             728,054           1,444,423
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        204,828              40,654           1,011,643           1,530,228
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               189,335              76,267          10,240,501           2,849,794
          Transfers between subaccounts
               (including fixed account), net              1,862,845             220,661           2,053,342           4,174,492
          Transfers for contract
               benefits and terminations                    (124,712)            (18,044)         (1,165,616)         (1,447,872)
          Contract maintenance charges                       (91,283)            (27,611)           (978,147)           (834,918)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           1,836,185             251,273          10,150,080           4,741,496
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             2,041,013             291,927          11,161,723           6,271,724

Net assets at beginning of period                            507,895             215,968          17,966,885          11,695,161
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     2,548,908     $       507,895     $    29,128,608     $    17,966,885
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                             TEMPLETON DEVELOPING MARKETS SECURITIES
                                                             TECHNOLOGY - CLASS I                         - CLASS 2
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       (49,598)    $       (53,330)    $        10,599     $        17,806
          Realized gains (losses)                           (764,045)           (324,766)             93,953              22,858
          Unrealized appreciation (depreciation)
               during the year                               706,196             170,370             368,647             340,811
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                       (107,447)           (207,726)            473,199             381,475
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             1,184,646           1,372,197             113,738             133,437
          Transfers between subaccounts
               (including fixed account), net               (711,060)           (455,669)           (163,311)           (100,984)
          Transfers for contract
               benefits and terminations                    (425,989)           (287,872)           (124,767)            (88,494)
          Contract maintenance charges                      (503,337)           (575,495)           (110,060)            (99,865)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (455,740)             53,161            (284,400)           (155,906)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                              (563,187)           (154,565)            188,799             225,569

Net assets at beginning of period                          7,174,401           7,328,966           1,953,103           1,727,534
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     6,611,214     $     7,174,401     $     2,141,902     $     1,953,103
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        TEMPLETON FOREIGN SECURITIES -        TEMPLETON GLOBAL ASSET ALLOCATION -
                                                                    CLASS 2                                CLASS 2
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        82,954     $        51,828     $        29,880     $        19,447
          Realized gains (losses)                            205,815              24,221              10,593               1,945
          Unrealized appreciation (depreciation)
               during the year                             1,511,988           2,627,506             (14,638)            116,837
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,800,757           2,703,555              25,835             138,229
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             2,161,564           2,620,232              63,722              84,144
          Transfers between subaccounts
               (including fixed account), net                600,898           1,385,967             (13,117)            (14,420)
          Transfers for contract
               benefits and terminations                  (1,285,374)           (621,937)           (100,218)            (54,153)
          Contract maintenance charges                    (1,027,745)           (845,612)            (67,274)            (60,430)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             449,343           2,538,650            (116,887)            (44,859)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             2,250,100           5,242,205             (91,052)             93,370

Net assets at beginning of period                         18,688,823          13,446,618           1,071,604             978,234
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                           $   20,938,923     $    18,688,823     $       980,552     $     1,071,604
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                    TEMPLETON GROWTH SECURITIES - CLASS 2        WANGER INTERNATIONAL SELECT
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       116,220     $       105,945     $       103,013     $       (29,310)
          Realized gains (losses)                          1,490,353              (6,868)             95,046             143,182
          Unrealized appreciation (depreciation)
               during the year                               116,111           2,832,553           1,169,383           1,312,471
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,722,684           2,931,630           1,367,442           1,426,343
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             2,051,930           2,119,313           1,116,448             929,912
          Transfers between subaccounts
               (including fixed account), net             (4,559,272)          2,172,347             998,748             (27,241)
          Transfers for contract
               benefits and terminations                  (1,714,054)           (440,458)           (529,073)           (216,469)
          Contract maintenance charges                    (1,062,339)           (842,595)           (564,315)           (441,594)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (5,283,735)          3,008,607           1,021,808             244,608
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            (3,561,051)          5,940,237           2,389,250           1,670,951

Net assets at beginning of period                         23,253,588          17,313,351           7,964,132           6,293,181
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    19,692,537     $    23,253,588     $    10,353,382     $     7,964,132
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        WANGER INTERNATIONAL SMALL CAP                  WANGER SELECT
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       121,493     $       (36,394)    $       (78,697)    $       (59,499)
          Realized gains (losses)                            506,427             459,525             823,011              12,111
          Unrealized appreciation (depreciation)
               during the year                             8,528,527           9,623,143             453,993           1,555,530
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      9,156,447          10,046,274           1,198,307           1,508,142
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             5,324,238           4,521,782           1,324,781           1,309,649
          Transfers between subaccounts
               (including fixed account), net              2,203,515          (1,811,889)          1,418,537           2,050,959
          Transfers for contract
               benefits and terminations                  (3,407,905)         (2,138,820)           (789,416)           (488,595)
          Contract maintenance charges                    (2,851,864)         (2,493,591)           (619,150)           (477,655)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           1,267,984          (1,922,518)          1,334,752           2,394,358
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            10,424,431           8,123,756           2,533,059           3,902,500

Net assets at beginning of period                         43,806,362          35,682,606          10,553,421           6,650,921
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    54,230,793     $    43,806,362     $    13,086,480     $    10,553,421
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                            WANGER U.S. SMALLER COMPANIES
                                                                   SUBACCOUNT
                                                    --------------------------------------
                                                          2005                2004
                                                          ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $      (664,076)    $      (608,842)
          Realized gains (losses)                          3,350,413             344,521
          Unrealized appreciation (depreciation)
               during the year                             6,142,086          13,138,859
                                                    -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      8,828,423          12,874,538
                                                    -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             7,213,487           8,189,672
          Transfers between subaccounts
               (including fixed account), net             (5,190,140)          6,272,776
          Transfers for contract
               benefits and terminations                  (5,864,377)         (3,476,232)
          Contract maintenance charges                    (4,915,183)         (4,742,525)
                                                    -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (8,756,213)          6,243,691
                                                    -----------------   -----------------
               Total increase (decrease) in
                    net assets                                72,210          19,118,229

Net assets at beginning of period                         89,663,858          70,545,629
                                                    -----------------   -----------------
Net assets at end of period                          $    89,736,068     $    89,663,858
                                                    =================   =================


                        See Notes to Financial Statements

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1 - ORGANIZATION
The Phoenix Life Variable Universal Life Account (the "Separate Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Separate Account currently consists of 57 subaccounts that invest in shares of an underlying fund. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following subaccounts:
---------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I
---------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I
---------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Class I
---------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O
---------------------------------------------------------------------------
Anchor-Capital Appreciation
---------------------------------------------------------------------------
Anchor-Government and Quality Bond
---------------------------------------------------------------------------
Anchor-Growth
---------------------------------------------------------------------------
Anchor-Growth and Income
---------------------------------------------------------------------------
Anchor-Money Market
---------------------------------------------------------------------------
Anchor-Multi-Asset
---------------------------------------------------------------------------
Anchor-Natural Resources
---------------------------------------------------------------------------
Anchor-Strategic Multi-Asset
---------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
---------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares
---------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class
---------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class
---------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class
---------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio
---------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC
---------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC
---------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC
---------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
---------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series
---------------------------------------------------------------------------
Phoenix Strategic Theme Series
---------------------------------------------------------------------------
Phoenix-Aberdeen International Series
---------------------------------------------------------------------------
Phoenix-AIM Growth Series
---------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
---------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series
---------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
---------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
---------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series
---------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
---------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
---------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series
---------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
---------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series
---------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series
---------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
---------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
---------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


---------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series
---------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
---------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
---------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
---------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
---------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
---------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
---------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
---------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund- Class A
---------------------------------------------------------------------------
Technology Portfolio - Class I (included in Universal Institutional
Funds, Inc. funds)
---------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2
---------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2
---------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2
---------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2
---------------------------------------------------------------------------
Wanger International Select
---------------------------------------------------------------------------
Wanger International Small Cap
---------------------------------------------------------------------------
Wanger Select
---------------------------------------------------------------------------
Wanger U.S. Smaller Companies
---------------------------------------------------------------------------


Additionally, policy owners also may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

The financial statements are presented at a total aggregate separate account level and not at the individual product level as was the case in previous years.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2001 through December 31, 2004) have been reformatted to be consistent with the current year presentation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective subaccounts.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:

SUBACCOUNT                                                              PURCHASES                      SALES
----------                                                              ---------                      -----
      AIM V.I. Capital Appreciation Fund - Class I                    $   3,042,896                 $   1,620,027
      AIM V.I. Mid Cap Core Equity Fund - Class I                         1,946,705                     1,531,091
      AIM V.I. Premier Equity Fund - Class I                              1,130,649                       681,063
      Alger American Leveraged AllCap Portfolio - Class O                 3,182,110                     4,386,521
      Anchor - Capital Appreciation                                          44,958                       335,853
      Anchor - Government and Quality Bond                                   24,212                       354,306
      Anchor - Growth                                                       149,925                       382,019
      Anchor - Growth and Income                                             16,861                        96,441
      Anchor - Money Market                                                  82,929                       104,478
      Anchor - Multi-Asset                                                  179,798                       163,958
      Anchor - Natural Resources                                            123,767                        60,260
      Anchor - Strategic Multi-Asset                                         60,918                       156,976
      Federated Fund for U.S. Government Securities II                   17,302,926                     8,180,730
      Federated High Income Bond Fund II - Primary Shares                 9,750,210                     8,531,590
      Fidelity VIP Contrafund(R) Portfolio - Service Class               19,396,347                    12,457,627
      Fidelity VIP Growth Opportunities Portfolio - Service Class         1,459,303                       777,851
      Fidelity VIP Growth Portfolio - Service Class                       3,977,011                     6,758,175
      Lazard Retirement Small Cap Portfolio                               2,303,796                       341,102
      Lord Abbett Bond-Debenture Portfolio - Class VC                     5,278,666                     1,026,657
      Lord Abbett Growth and Income Portfolio - Class VC                 22,223,183                     2,051,543
      Lord Abbett Mid-Cap Value Portfolio - Class VC                     10,904,700                     1,582,853
      Mutual Shares Securities Fund - Class 2                            19,907,392                     3,427,552
      Phoenix Mid-Cap Growth Series                                       4,595,539                     9,179,929
      Phoenix Strategic Theme Series                                      3,209,775                     6,412,383
      Phoenix-Aberdeen International Series                              16,480,647                    14,628,460
      Phoenix-AIM Growth Series                                           3,748,045                     6,402,246
      Phoenix-Alger Small-Cap Growth Series                               1,438,469                       865,378
      Phoenix-Alliance/Bernstein Enhanced Index Series                    6,650,832                     8,768,502
      Phoenix-Duff & Phelps Real Estate Securities Series                 9,059,487                     7,536,528
      Phoenix-Engemann Capital Growth Series                             24,895,131                    52,096,151
      Phoenix-Engemann Growth and Income Series                           6,387,870                     8,949,068
      Phoenix-Engemann Small-Cap Growth Series                            4,088,534                     4,702,959
      Phoenix-Engemann Strategic Allocation Series                       12,353,996                    20,042,045
      Phoenix-Engemann Value Equity Series                                6,795,915                    15,071,013
      Phoenix-Goodwin Money Market Series                                40,279,592                    45,971,614
      Phoenix-Goodwin Multi-Sector Fixed Income Series                   16,941,140                    10,954,723
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                 7,739,830                     1,708,242
      Phoenix-Kayne Rising Dividends Series                                 988,377                       820,392
      Phoenix-Kayne Small-Cap Quality Value Series                        1,855,145                       784,598
      Phoenix-Lazard International Equity Select Series                   5,076,635                     1,471,152
      Phoenix-Northern Dow 30 Series                                      1,809,066                     2,197,492
      Phoenix-Northern Nasdaq-100 Index(R) Series                         1,914,918                     1,631,973
      Phoenix-Sanford Bernstein Mid-Cap Value Series                      9,812,180                     8,443,724
      Phoenix-Sanford Bernstein Small-Cap Value Series                    8,216,208                     5,814,999
      Rydex Variable Trust Juno Fund                                      1,603,830                     1,440,995
      Rydex Variable Trust Nova Fund                                        384,881                       257,710
      Rydex Variable Trust Sector Rotation Fund                           2,313,194                       486,301
      Scudder VIT Equity 500 Index Fund - Class A                        14,900,604                     4,552,705
      Technology Portfolio - Class I                                      1,405,568                     1,915,364
      Templeton Developing Markets Securities Fund - Class 2                138,467                       413,494
      Templeton Foreign Securities Fund - Class 2                         5,914,516                     5,392,671
      Templeton Global Asset Allocation Fund - Class 2                      229,856                       317,520
      Templeton Growth Securities Fund - Class 2                          6,311,283                    11,490,968

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


Note 3--Purchases and Proceeds from Sales of Investments (Continued)


      Wanger International Select                                     $   3,622,615                 $   2,502,428
      Wanger International Small Cap                                     14,363,245                    12,999,958
      Wanger Select                                                       5,171,050                     3,160,132
      Wanger U.S. Smaller Companies                                      13,499,641                    22,973,755
                                                                      --------------               ---------------
                                                                      $ 386,685,343                 $ 357,366,245
                                                                      ==============               ===============

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--CHANGES IN UNITS OUTSTANDING

                                                 -----------------------------------------------------------------------------------
The changes in units outstanding were as follows:  For period ended December 31, 2005       For period ended December 31, 2004

                                                     UNITS        UNITS     NET INCREASE      UNITS        UNITS      NET INCREASE
                                                     -----        -----     ------------      -----        -----      ------------
SUBACCOUNT                                          ISSUED       REDEEMED    (DECREASE)      ISSUED       REDEEMED     (DECREASE)
----------                                          ------       --------    ----------      ------       --------     ----------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I         3,427,985   (1,789,341)    1,638,644     3,254,192    (1,291,425)    1,962,767
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I          1,723,435   (1,436,594)      286,841     4,485,362       (46,129)    4,439,233
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Class I               1,269,506     (763,092)      506,414     1,389,944      (778,001)      611,943
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O  5,133,696   (7,257,597)   (2,123,901)    8,514,119    (4,297,617)    4,216,502
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Capital Appreciation                              579       (5,686)       (5,107)          144        (1,845)       (1,701)
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Government and Quality Bond                       193      (10,069)       (9,876)           18        (2,039)       (2,021)
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Growth                                            656       (6,114)       (5,458)          291        (1,879)       (1,588)
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Growth and Income                                 718       (3,183)       (2,465)          705          (639)           66
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Money Market                                    3,230       (6,154)       (2,924)           89        (1,609)       (1,520)
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Multi-Asset                                     1,030       (6,299)       (5,269)          901        (2,384)       (1,483)
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Natural Resources                               3,175       (1,357)        1,818         1,968          (642)        1,326
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Strategic Multi-Asset                           1,629       (6,183)       (4,554)          356        (2,427)       (2,071)
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II    12,968,735   (6,416,879)    6,551,856     7,090,284   (11,851,506)   (4,761,222)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  7,345,168   (7,076,164)      269,004     7,498,724    (4,056,810)    3,441,914
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -
Service Class                                       17,373,997  (10,027,170)    7,346,827    14,920,154    (3,722,479)   11,197,675
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -
Service Class                                        1,803,265     (964,705)      838,560     1,297,725      (732,521)      565,204
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class        6,239,075  (10,393,113)   (4,154,038)   10,542,272   (12,452,619)   (1,910,347)
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                2,140,665     (306,276)    1,834,389           -             -             -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC      5,103,143     (991,490)    4,111,653           -             -             -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC  20,948,820   (1,938,281)   19,010,539           -             -             -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC      10,424,280   (1,475,081)    8,949,199           -             -             -
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2             12,752,210   (2,218,548)   10,533,662     2,863,012    (1,617,482)    1,245,530
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                        4,093,810   (7,678,757)   (3,584,947)    5,408,721    (3,538,620)    1,870,101
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                       2,546,445   (4,710,157)   (2,163,712)    3,820,149    (4,702,940)     (882,791)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                5,961,319   (5,971,853)      (10,534)    7,255,461    (6,664,610)      590,851
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                            6,528,131  (10,706,500)   (4,178,369)    9,967,132    (8,964,558)    1,002,574
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                  760,191     (552,721)      207,470     1,191,377      (582,519)      608,858
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series     5,057,570   (6,795,897)   (1,738,327)    5,039,656    (5,141,277)     (101,621)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series  2,171,027   (2,291,889)     (120,862)    3,516,711    (2,557,436)      959,275
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series               8,142,778  (15,749,784)   (7,607,006)   10,633,313   (15,153,909)   (4,520,596)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series            5,273,233   (7,310,841)   (2,037,608)    9,064,847    (4,396,701)    4,668,146
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series             6,290,578   (7,189,909)     (899,331)    6,055,440    (5,327,793)      727,647
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series         2,392,889   (5,260,500)   (2,867,611)    3,323,243    (5,487,534)   (2,164,291)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                 4,733,722  (10,362,157)   (5,628,435)   14,315,295    (4,462,291)    9,853,004
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                 26,292,955  (30,567,858)   (4,274,903)   38,686,723   (50,268,307)  (11,581,584)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series     4,775,769   (3,862,355)      913,414    10,758,996    (3,823,800)    6,935,196
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series  6,998,095   (1,576,663)    5,421,432     2,442,349      (540,049)    1,902,300
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  818,040     (701,828)      116,212     1,260,232      (500,460)      759,772
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series         1,119,865     (517,487)      602,378     1,022,903      (230,605)      792,298
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series    3,455,499   (1,021,249)    2,434,250     3,376,859      (713,293)    2,663,566
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                       1,745,188   (2,263,967)     (518,779)    3,445,431    (2,756,271)      689,160
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series          4,877,183   (3,802,717)    1,074,466     7,334,556    (4,655,303)    2,679,253
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series       4,505,519   (5,026,181)     (520,662)    6,234,770    (4,725,098)    1,509,672
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series     3,708,250   (3,035,973)      672,277     4,326,812    (2,660,657)    1,666,155
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                       1,767,093   (1,665,773)      101,320       440,205      (444,324)       (4,119)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         285,448     (185,657)       99,791       246,754      (176,081)       70,673
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            1,726,020     (346,618)    1,379,402       354,482      (141,384)      213,098
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund - Class A         12,512,530   (3,923,201)    8,589,329     7,951,938    (3,500,407)    4,451,531
------------------------------------------------------------------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                 -----------------------------------------------------------------------------------
The changes in units outstanding were as follows:  For period ended December 31, 2005       For period ended December 31, 2004

                                                     UNITS        UNITS     NET INCREASE      UNITS        UNITS      NET INCREASE
                                                     -----        -----     ------------      -----        -----      ------------
SUBACCOUNT                                          ISSUED       REDEEMED    (DECREASE)      ISSUED       REDEEMED     (DECREASE)
----------                                          ------       --------    ----------      ------       --------     ----------
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio - Class I                       5,994,140   (7,651,722)   (1,657,582)    8,876,819    (8,831,100)       45,719
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -
Class 2                                                 58,312     (198,732)     (140,420)       85,237      (185,860)     (100,623)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2          4,726,772   (4,383,948)      342,824     4,878,258    (2,523,939)    2,354,319
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2       121,104     (197,765)      (76,661)       61,615       (94,728)      (33,113)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2           3,895,574   (8,479,285)   (4,583,711)    4,324,303    (1,979,415)    2,344,888
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                          2,083,066   (1,511,190)      571,876     1,803,083    (1,642,358)      160,725
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       6,187,419   (5,807,899)      379,520    11,225,291   (12,096,463)     (871,172)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        2,207,908   (1,541,047)      666,861     2,283,279      (897,796)    1,385,483
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        5,793,702   (9,165,715)   (3,372,013)    8,791,437    (5,957,058)    2,834,379
------------------------------------------------------------------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2005, 2004, 2003, 2002 and 2001 follows:

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

AIM V.I. Capital Appreciation Fund - Class I

    2005            7,454        0.95 to        1.06        7,262          0.07%           - to     0.80%       7.97% to      8.83%
    2004            5,816        0.88 to        0.97        5,234              -       0.40% to     0.80%       5.77% to      6.71%
    2003            3,853        0.84 to        0.91        3,274              -       0.40% to     0.80%      28.48% to     29.52%
    2002            1,756        0.65 to        0.70        1,160              -       0.40% to     0.80%     (24.96%)to     (4.08%)
    2001(18)          276        0.87 to        0.93          243              -       0.80% to     0.80%     (13.39%)to      0.73%

AIM V.I. Mid Cap Core Equity Fund - Class I

    2005            4,726        1.09 to        1.10        5,136          0.51%           - to     0.80%       6.76% to      7.62%
    2004(28)        4,439        1.02 to        1.02        4,515          1.95%       0.40% to     0.80%       1.92% to      1.98%
    2003                -           - to           -            -              -           - to         -           - to          -
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

AIM V.I. Premier Equity Fund - Class I

    2005            4,871        0.89 to        0.92        4,457          0.89%           - to     0.80%       4.81% to      5.65%
    2004            4,365        0.85 to        0.88        3,800          0.51%       0.80% to     0.80%       4.93% to      5.77%
    2003            3,753        0.81 to        0.84        3,113          0.34%       0.80% to     0.80%      24.08% to     25.08%
    2002            2,949        0.65 to        0.68        1,969          0.46%       0.80% to     0.80%     (33.26%)to    (28.26%)
    2001(14)          861        0.94 to        0.98          832          0.49%       0.80% to     0.80%      (6.03%)to      3.18%

Alger American Leveraged AllCap Portfolio - Class O

    2005           18,063        0.66 to        0.96       12,856              -           - to     0.80%      13.53% to     14.45%
    2004           20,187        0.58 to        0.84       12,536              -       0.40% to     0.80%      (3.77%)to      8.19%
    2003           15,970        0.54 to        0.83        9,232              -       0.40% to     0.80%      33.65% to     34.72%
    2002           13,000        0.41 to        0.62        5,542          0.01%       0.40% to     0.80%     (34.44%)to    (33.91%)
    2001(11)        7,871        0.62 to        0.94        5,056              -       0.40% to     0.80%     (17.35%)to     (3.18%)

Anchor - Capital Appreciation

    2005               33       90.85 to       97.37        2,988          0.30%       0.45% to     0.60%      10.90% to     11.10%
    2004               36       81.74 to       87.79        2,967              -       0.45% to     0.60%       8.47% to      8.62%
    2003               38       75.25 to       80.94        2,864              -       0.45% to     0.60%      30.96% to     31.45%
    2002               36       57.46 to       61.57        2,103              -       0.45% to     0.60%     (23.13%)to    (23.01%)
    2001               43       74.64 to       80.10        3,238          0.22%       0.45% to     0.60%     (13.11%)to    (12.99%)

Anchor - Government and Quality Bond

    2005               10       30.61 to       44.36          422          3.28%       0.45% to     0.60%       1.70% to      2.20%
    2004               17       30.11 to       43.42          754          4.73%       0.45% to     0.60%       2.54% to      2.94%
    2003               19       29.36 to       42.18          817          4.54%       0.45% to     0.60%       0.92% to      1.86%
    2002               23       28.82 to       41.79          968          3.59%       0.45% to     0.60%       8.64% to      8.81%
    2001               22       26.53 to       38.41          834          4.46%       0.45% to     0.60%       6.31% to      6.47%

Anchor - Growth

    2005               27       61.23 to       92.17        2,425          0.91%       0.45% to     0.60%       6.50% to      6.60%
    2004               31       57.50 to       86.43        2,607          0.55%       0.45% to     0.60%      10.18% to     10.36%
    2003               32       52.19 to       78.32        2,494          0.55%       0.45% to     0.60%      29.00% to     29.14%
    2002               37       40.41 to       60.71        2,174          0.38%       0.45% to     0.60%     (22.63%)to    (22.53%)
    2001               40       52.23 to       78.36        3,093          0.13%       0.45% to     0.60%     (13.61%)to    (13.48%)

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Anchor - Growth and Income

    2005                7       38.60 to       39.94          275          0.94%       0.45% to     0.60%       4.20% to      4.40%
    2004               10       36.99 to       38.32          358          0.51%       0.45% to     0.60%       5.29% to      5.66%
    2003               10       35.00 to       36.40          336          0.57%       0.45% to     0.60%      25.34% to     25.57%
    2002               12       27.88 to       29.04          347          0.45%       0.45% to     0.60%     (24.73%)to    (24.60%)
    2001               12       36.97 to       38.58          432          0.19%       0.45% to     0.60%     (11.96%)to    (11.84%)

Anchor - Money Market

    2005               24       18.52 to       22.84          527          2.23%       0.45% to     0.60%       1.60% to      1.80%
    2004               25       18.23 to       22.44          549          0.33%       0.45% to     0.60%      (0.26%)to     (0.11%)
    2003               27       18.28 to       22.46          583          0.34%       0.45% to     0.60%      (0.29%)to     (0.13%)
    2002               38       18.33 to       22.49          842          1.08%       0.45% to     0.60%       0.48% to      0.63%
    2001               33       18.24 to       22.35          720          3.70%       0.45% to     0.60%       3.18% to      6.87%

Anchor - Multi-Asset

    2005               71       40.23 to       40.45        2,864          1.90%       0.45% to     0.60%       3.30% to      3.40%
    2004               75       38.91 to       39.18        2,918          1.76%       0.45% to     0.60%       4.04% to      4.19%
    2003               76       37.34 to       37.66        2,855          2.30%       0.45% to     0.60%      16.20% to     16.31%
    2002               80       32.11 to       32.41        2,562          2.90%       0.45% to     0.60%     (13.58%)to    (13.45%)
    2001               84       37.10 to       37.50        3,122          2.92%       0.45% to     0.60%      (4.84%)to     (4.70%)

Anchor - Natural Resources

    2005               11       68.29 to       71.53          796          0.50%       0.45% to     0.60%      45.30% to     45.50%
    2004               11       47.01 to       49.17          523          0.78%       0.45% to     0.60%      24.29% to     24.49%
    2003                9       37.82 to       39.50          368          1.54%       0.45% to     0.60%      45.75% to     46.82%
    2002               10       25.76 to       27.10          263          0.86%       0.45% to     0.60%       7.73% to      7.89%
    2001                8       23.91 to       25.12          211          0.42%       0.45% to     0.60%      (1.67%)to     (1.53%)

Anchor - Strategic Multi-Asset

    2005               39       41.85 to       44.10        1,644          0.71%       0.45% to     0.60%       8.40% to      8.60%
    2004               42       38.55 to       40.68        1,610          2.13%       0.45% to     0.60%      10.52% to     10.68%
    2003               44       34.83 to       36.81        1,527          1.01%       0.45% to     0.60%      28.28% to     28.47%
    2002               47       27.15 to       28.65        1,282          0.76%       0.45% to     0.60%     (12.87%)to    (12.74%)
    2001               50       31.12 to       32.89        1,565          4.74%       0.45% to     0.60%      (7.91%)to     (7.78%)

Federated Fund for U.S. Government Securities II
    2005           26,910        1.20 to        1.35       35,456          3.69%           - to     0.80%       1.21% to      2.03%
    2004           20,358        1.18 to        1.33       26,792          4.10%       0.40% to     0.80%       2.78% to      3.61%
    2003           25,120        1.15 to        1.30       31,813          3.58%       0.40% to     0.80%       1.55% to      2.37%
    2002           30,348        1.12 to        1.28       37,072          3.53%       0.40% to     0.80%       3.27% to      9.05%
    2001(9)         5,596        1.04 to        1.18        6,542          2.45%       0.50% to     0.80%       1.51% to      7.03%

Federated High Income Bond Fund II - Primary Shares

    2005           10,444        1.23 to        1.40       12,943          8.34%           - to     0.80%      (0.79%)to      2.66%
    2004           10,175        1.21 to        1.36       12,393          6.77%       0.40% to     0.80%       9.58% to     10.46%
    2003            6,733        1.10 to        1.23        7,487          6.34%       0.40% to     0.80%      21.24% to     22.22%
    2002            4,527        0.91 to        1.01        4,137          9.03%       0.40% to     0.80%       0.58% to      1.39%
    2001(10)        3,057        0.90 to        0.99        2,776          7.84%       0.40% to     0.80%      (5.65%)to      5.03%

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Fidelity VIP Contrafund(R) Portfolio - Service Class

    2005           42,540        1.22 to        1.53       54,365          0.18%           - to     0.80%      15.92% to     16.85%
    2004           35,193        1.05 to        1.31       39,503          0.23%       0.40% to     0.80%      14.42% to     15.34%
    2003           23,995        0.92 to        1.14       23,591          0.22%       0.40% to     0.80%      27.33% to     28.35%
    2002            8,202        0.72 to        0.89        6,051          0.47%       0.40% to     0.80%     (10.15%)to      6.81%
    2001(7)         2,817        0.80 to        0.98        2,291          0.38%       0.50% to     0.80%     (13.07%)to      1.67%

Fidelity VIP Growth Opportunities Portfolio - Service Class

    2005            4,209        0.83 to        1.12        3,631          0.71%           - to     0.80%       2.01% to      8.86%
    2004            3,371        0.77 to        1.03        2,688          0.43%       0.80% to     0.80%       6.20% to      7.06%
    2003            2,806        0.72 to        0.96        2,142          0.57%       0.50% to     0.80%      (7.16%)to     29.66%
    2002            2,145        0.56 to        0.74        1,266          0.68%       0.50% to     0.80%     (22.54%)to    (21.92%)
    2001(7)           989        0.72 to        0.95          757          0.20%       0.50% to     0.80%     (18.39%)to     (0.13%)

Fidelity VIP Growth Portfolio - Service Class

    2005           24,379        0.67 to        0.92       16,886          0.42%           - to     0.80%      (3.30%)to      5.67%
    2004           28,533        0.64 to        0.88       18,892          0.14%       0.40% to     0.80%       2.44% to      3.26%
    2003           30,444        0.62 to        0.85       20,431          0.17%       0.40% to     0.80%      31.72% to     32.78%
    2002           22,981        0.47 to        0.64       11,808          0.06%       0.40% to     0.80%     (30.76%)to    (30.20%)
    2001(8)         6,524        0.07 to        0.95        4,562              -       0.40% to     0.80%     (20.18%)to     (5.37%)

Lazard Retirement Small Cap Portfolio

    2005(30)        1,834        1.10 to        1.10        2,012              -           - to     0.80%      11.98% to     12.59%
    2004                -           - to           -            -              -           - to         -           - to          -
    2003                -           - to           -            -              -           - to         -           - to          -
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

Lord Abbett Bond-Debenture Portfolio - Class VC

    2005(29)        4,112        1.03 to        1.03        4,221          6.99%           - to     0.80%       3.04% to      5.33%
    2004                -           - to           -            -              -           - to         -           - to          -
    2003                -           - to           -            -              -           - to         -           - to          -
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

Lord Abbett Growth and Income Portfolio - Class VC

    2005(29)       19,011        1.05 to        1.06       20,019          1.73%           - to     0.80%       6.05% to      7.89%
    2004                -           - to           -            -              -           - to         -           - to          -
    2003                -           - to           -            -              -           - to         -           - to          -
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

Lord Abbett Mid-Cap Value Portfolio - Class VC

    2005(29)        8,949        1.09 to        1.09        9,722          0.71%           - to     0.80%      11.46% to     13.98%
    2004                -           - to           -            -              -           - to         -           - to          -
    2003                -           - to           -            -              -           - to         -           - to          -
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Mutual Shares Securities Fund - Class 2

    2005           19,751        1.33 to        1.72       32,505          0.66%           - to     0.80%       3.12% to     10.55%
    2004            9,217        1.20 to        1.57       13,926          0.77%       0.40% to     0.80%       2.26% to     12.63%
    2003            7,972        1.07 to        1.41       10,802          1.05%       0.40% to     0.80%      13.75% to     25.15%
    2002            6,484        0.86 to        1.13        7,185          0.88%       0.40% to     0.80%     (12.52%)to      2.20%
    2001(12)        3,588        0.98 to        1.30        4,552          1.72%       0.50% to     0.80%      (2.03%)to      6.51%

Phoenix Mid-Cap Growth Series

    2005           14,326        0.73 to        1.34       18,486              -           - to     0.80%       3.35% to      4.18%
    2004           17,911        0.70 to        1.30       22,322              -       0.40% to     0.80%      (8.40%)to      6.72%
    2003           16,041        0.66 to        1.22       19,061              -       0.40% to     0.80%      27.80% to     28.83%
    2002           14,444        0.51 to        0.96       13,501              -       0.40% to     0.80%     (33.04%)to    (32.50%)
    2001(5)        11,496        0.76 to        1.43       16,077              -       0.40% to     0.80%     (25.89%)to    (11.05%)

Phoenix Strategic Theme Series

    2005           14,790        0.67 to        1.54       21,828              -           - to     0.80%       0.37% to      1.18%
    2004           16,954        0.66 to        1.53       24,879              -       0.50% to     0.80%       4.59% to      5.44%
    2003           17,837        0.63 to        1.46       25,044              -       0.50% to     0.80%      36.16% to     37.26%
    2002           18,020        0.46 to        1.07       18,662              -       0.50% to     0.80%     (35.50%)to    (34.98%)
    2001(11)       18,154        0.72 to        1.65       29,303              -       0.50% to     0.80%     (27.95%)to    (27.36%)

Phoenix-Aberdeen International Series

    2005           26,527        1.21 to        3.04       74,716          4.34%           - to     0.80%      17.62% to     18.57%
    2004           26,538        1.02 to        2.57       63,926          2.80%       0.40% to     0.80%      19.82% to     20.78%
    2003           25,947        0.85 to        2.14       52,769          1.94%       0.40% to     0.80%      30.81% to     41.79%
    2002           25,724        0.64 to        1.63       40,119          1.07%       0.50% to     0.80%     (15.49%)to    (14.81%)
    2001(5)        27,284        0.75 to        1.93       50,662              -       0.50% to     0.80%     (24.69%)to    (21.67%)

Phoenix-AIM Growth Series

    2005           33,049        0.63 to        0.86       21,629              -           - to     0.80%       7.98% to      8.85%
    2004           37,228        0.58 to        0.79       22,530          0.10%       0.40% to     0.80%       3.37% to      4.21%
    2003           36,225        0.57 to        0.76       21,178              -       0.40% to     0.80%      19.86% to     27.82%
    2002           28,390        0.47 to        0.63       13,819              -       0.50% to     0.80%     (29.41%)to    (28.84%)
    2001(16)       20,044        0.67 to        0.88       13,835              -       0.50% to     0.80%     (28.61%)to      2.65%

Phoenix-Alger Small-Cap Growth Series

    2005            1,868        1.78 to        1.83        3,329              -           - to     0.80%      14.72% to     15.64%
    2004            1,661        1.55 to        1.58        2,578              -       0.40% to     0.80%     (10.27%)to      2.12%
    2003            1,052        1.53 to        1.55        1,609              -       0.80% to     0.80%      44.83% to     53.38%
    2002(22)          116        1.01 to        1.01          116              -       0.80% to     0.80%      (9.69%)to      1.95%
    2001                -           - to           -            -              -           - to         -           - to          -

Phoenix-Alliance/Bernstein Enhanced Index Series

    2005           29,694        0.95 to        1.34       39,178          1.25%           - to     0.80%       2.86% to      3.69%
    2004           31,432        0.92 to        1.30       40,342          1.48%       0.50% to     0.80%       8.96% to      9.84%
    2003           31,533        0.83 to        1.19       37,193          1.12%       0.50% to     0.80%      25.22% to     26.23%
    2002           31,028        0.66 to        0.95       29,285          0.92%       0.50% to     0.80%     (24.30%)to    (23.68%)
    2001(16)       30,137        0.86 to        1.26       37,683          0.71%       0.50% to     0.80%     (12.61%)to     (5.94%)

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate Securities Series

    2005            9,163        2.45 to        4.22       35,760          1.74%           - to     0.80%      14.18% to     15.10%
    2004            9,283        2.14 to        3.69       31,799          2.48%       0.40% to     0.80%      33.61% to     34.69%
    2003            8,324        1.59 to        2.75       21,543          3.49%       0.40% to     0.80%      37.16% to     38.27%
    2002            7,432        1.16 to        2.00       14,263          3.99%       0.40% to     0.80%       2.11% to     12.08%
    2001(10)        5,220        1.10 to        1.79        9,136          4.25%       0.50% to     0.80%       5.76% to     11.15%

Phoenix-Engemann Capital Growth Series

    2005           51,064        0.62 to        3.91      186,646          0.06%           - to     0.80%       2.89% to      3.71%
    2004           58,671        0.60 to        3.79      207,734          0.86%       0.50% to     0.80%       4.13% to      4.97%
    2003           63,192        0.57 to        3.63      215,668          0.10%       0.50% to     0.80%      25.48% to     26.49%
    2002           65,838        0.45 to        2.88      179,241              -       0.40% to     0.80%     (25.41%)to    (24.81%)
    2001(19)       73,526        0.60 to        3.86      270,385          0.06%       0.40% to     0.80%     (35.11%)to      4.18%

Phoenix-Engemann Growth and Income Series

    2005           25,382        1.07 to        1.30       32,167          1.05%           - to     0.80%       3.97% to      4.80%
    2004           27,420        1.03 to        1.25       33,449          1.28%       0.40% to     0.80%       9.59% to     10.48%
    2003           22,752        0.94 to        1.14       25,394          1.16%       0.40% to     0.80%      26.44% to     27.46%
    2002           21,039        0.74 to        0.90       18,605          0.83%       0.40% to     0.80%     (23.13%)to    (22.51%)
    2001(15)       18,381        0.95 to        1.17       21,188          0.56%       0.40% to     0.80%      (8.91%)to      6.90%

Phoenix-Engemann Small-Cap Growth Series

    2005            8,687        0.64 to        1.14        6,150              -           - to     0.80%       8.47% to      9.34%
    2004            9,586        0.59 to        1.04        6,331              -       0.50% to     0.80%       8.82% to      9.70%
    2003            8,859        0.54 to        0.95        5,345              -       0.50% to     0.80%       2.68% to     46.42%
    2002            4,934        0.37 to        0.65        2,031              -       0.80% to     0.80%     (29.38%)to    (21.88%)
    2001(11)        2,552        0.53 to        0.89        1,466          0.05%       0.80% to     0.80%     (27.31%)to     (5.87%)

Phoenix-Engemann Strategic Allocation Series

    2005           19,364        1.15 to        4.43       76,320          2.31%           - to     0.80%       0.98% to      1.79%
    2004           22,231        1.14 to        4.38       86,581          2.59%       0.40% to     0.80%       6.60% to      7.46%
    2003           24,395        1.06 to        4.09       90,921          2.66%       0.40% to     0.80%      18.91% to     19.87%
    2002           25,912        0.89 to        3.43       81,273          2.75%       0.40% to     0.80%     (12.28%)to    (11.58%)
    2001(5)        19,058        1.01 to        3.90       70,881          2.54%       0.40% to     0.80%      (0.41%)to      2.41%

Phoenix-Engemann Value Equity Series

    2005           25,376        0.98 to        1.60       37,974          1.14%           - to     0.80%       4.59% to      5.43%
    2004           31,005        0.93 to        1.53       44,642          0.98%       0.40% to     0.80%      12.01% to     12.92%
    2003           21,152        0.82 to        1.37       27,660          0.95%       0.40% to     0.80%      22.88% to     23.88%
    2002           19,603        0.66 to        1.11       21,043          0.95%       0.40% to     0.80%     (22.56%)to    (21.93%)
    2001(9)        15,629        0.85 to        1.44       21,909          0.96%       0.40% to     0.80%     (18.62%)to     (6.93%)

Phoenix-Goodwin Money Market Series

    2005           35,905        1.05 to        2.14       58,630          2.54%           - to     0.80%       1.76% to      2.58%
    2004           40,179        1.03 to        2.10       64,278          0.77%       0.40% to     0.80%      (0.01%)to      0.79%
    2003           51,761        1.03 to        2.09       83,073          0.69%       0.40% to     0.80%      (0.12%)to      0.68%
    2002           66,402        1.02 to        2.09      102,728          1.40%       0.40% to     0.80%       0.61% to      1.42%
    2001(16)       48,336        1.01 to        2.07       78,918          3.59%       0.40% to     0.80%       1.16% to      3.82%

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Fixed Income Series

    2005           24,919        1.38 to        3.86       81,240          4.88%           - to     0.80%       0.97% to      1.78%
    2004           24,005        1.37 to        3.81       77,599          6.32%       0.40% to     0.80%       4.83% to      6.84%
    2003           17,070        1.28 to        3.59       54,291          6.70%       0.40% to     0.80%      13.66% to     14.58%
    2002           16,355        1.13 to        3.15       46,115          7.37%       0.40% to     0.80%       9.12% to     10.00%
    2001(19)       12,808        1.03 to        2.87       32,611          8.29%       0.40% to     0.80%       2.20% to      6.09%

Phoenix-Goodwin Multi-Sector Short Term Bond Series

    2005            8,761        1.08 to        1.10        9,461          4.05%           - to     0.80%       0.55% to      1.36%
    2004            3,340        1.07 to        1.08        3,579          4.52%       0.50% to     0.80%       4.20% to      5.33%
    2003(27)        1,438        1.02 to        1.03        1,473          6.22%       0.50% to     0.80%       1.19% to      2.47%
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

Phoenix-Kayne Rising Dividends Series

    2005            2,212        1.17 to        1.20        2,590          1.44%           - to     0.80%      (1.71%)to     (0.91%)
    2004            2,096        1.19 to        1.21        2,494          1.64%       0.40% to     0.80%       2.02% to      5.26%
    2003            1,336        1.14 to        1.15        1,519          0.90%       0.80% to     0.80%      18.14% to     26.61%
    2002(21)          180        0.96 to        0.97          174          1.20%       0.80% to     0.80%      (3.75%)to      1.55%
    2001                -           - to           -            -              -           - to         -           - to          -

Phoenix-Kayne Small-Cap Quality Value Series

    2005            2,086        1.62 to        1.67        3,392          1.63%           - to     0.80%       8.23% to      9.10%
    2004            1,484        1.50 to        1.53        2,227          1.20%       0.50% to     0.80%      10.79% to     25.68%
    2003              692        1.20 to        1.21          831          1.51%       0.80% to     0.80%      19.32% to     20.28%
    2002(23)          104        1.01 to        1.01          105          4.27%       0.80% to     0.80%      (2.01%)to      7.18%
    2001                -           - to           -            -              -           - to         -           - to          -

Phoenix-Lazard International Equity Select Series

    2005            7,611        1.52 to        1.57       11,636          1.35%           - to     0.80%       7.79% to      8.65%
    2004            5,176        1.41 to        1.44        7,334          1.41%       0.50% to     0.80%      14.08% to     15.86%
    2003            2,513        1.23 to        1.24        3,095          1.06%       0.80% to     0.80%      28.78% to     31.21%
    2002(24)          319        0.95 to        0.96          304              -       0.80% to     0.80%      (1.64%)to      0.55%
    2001                -           - to           -            -              -           - to         -           - to          -

Phoenix-Northern Dow 30 Series

    2005            7,887        0.97 to        1.08        7,873          1.74%           - to     0.80%       0.24% to      1.05%
    2004            8,406        0.97 to        1.07        8,345          1.68%       0.40% to     0.80%       3.83% to      4.67%
    2003            7,717        0.93 to        1.02        7,387          1.72%       0.40% to     0.80%      26.38% to     27.40%
    2002            6,361        0.74 to        0.80        4,804          1.53%       0.40% to     0.80%     (16.18%)to    (15.50%)
    2001(7)         4,022        0.88 to        0.95        3,624          1.95%       0.40% to     0.80%      (7.03%)to      8.76%

Phoenix-Northern Nasdaq-100 Index(R) Series

    2005           16,364        0.41 to        0.98        7,135              -           - to     0.80%       0.44% to      1.24%
    2004           15,289        0.41 to        0.96        6,734          0.63%       0.40% to     0.80%       9.16% to     10.04%
    2003           12,610        0.37 to        0.88        5,078              -       0.40% to     0.80%       6.82% to     48.85%
    2002            8,097        0.25 to        0.59        2,170              -       0.80% to     0.80%     (38.08%)to    (37.58%)
    2001(16)        4,865        0.41 to        0.94        2,130              -       0.80% to     0.80%     (33.60%)to     (5.85%)

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value Series

    2005           19,166        1.73 to        2.26       34,422          0.11%           - to     0.80%       6.87% to      7.73%
    2004           19,686        1.62 to        2.10       33,069          0.18%       0.40% to     0.80%      19.44% to     20.41%
    2003           18,177        1.35 to        1.74       25,502          0.19%       0.40% to     0.80%      39.85% to     40.97%
    2002           18,224        0.97 to        1.24       18,246          0.96%       0.40% to     0.80%      (9.28%)to     (8.55%)
    2001(4)        12,201        1.07 to        1.35       13,460          1.69%       0.40% to     0.80%       6.68% to     23.16%

Phoenix-Sanford Bernstein Small-Cap Value Series

    2005           10,410        1.81 to        2.09       21,154              -           - to     0.80%       6.60% to      7.46%
    2004            9,737        1.69 to        1.96       18,554              -       0.40% to     0.80%      21.69% to     22.67%
    2003            8,071        1.38 to        1.61       12,639              -       0.40% to     0.80%      42.71% to     43.86%
    2002            6,431        0.97 to        1.13        7,087          0.60%       0.40% to     0.80%     (16.25%)to      7.43%
    2001(6)         2,134        1.06 to        1.25        2,610          1.46%       0.80% to     0.80%       7.82% to     15.00%

Rydex Variable Trust Juno Fund

    2005              583        0.88 to        0.90          513              -           - to     0.80%      (6.00%)to     (5.24%)
    2004              481        0.93 to        0.95          451              -       0.80% to     0.80%     (11.38%)to     (6.95%)
    2003(25)          485        1.05 to        1.06          512              -       0.80% to     0.80%      (4.35%)to      6.62%
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

Rydex Variable Trust Nova Fund

    2005              402        1.43 to        1.46          575          0.30%           - to     0.80%      (3.15%)to     11.24%
    2004              302        1.39 to        1.40          419          0.05%       0.80% to     0.80%      13.71% to     14.62%
    2003(26)          232        1.22 to        1.22          283              -       0.80% to     0.80%       9.08% to     21.02%
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

Rydex Variable Trust Sector Rotation Fund

    2005            1,779        1.43 to        1.46        2,549              -           - to     0.80%      12.80% to     13.71%
    2004              400        1.27 to        1.29          508              -       0.80% to     0.80%       9.83% to     10.71%
    2003(27)          187        1.16 to        1.16          216              -       0.80% to     0.80%       1.82% to     16.55%
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

Scudder VIT Equity 500 Index Fund - Class A

    2005           24,234        1.19 to        1.23       29,129          1.48%           - to     0.80%       3.84% to      4.68%
    2004           15,645        1.14 to        1.17       17,967          1.06%       0.40% to     0.80%       9.71% to     10.59%
    2003           11,193        1.04 to        1.06       11,694          0.95%       0.40% to     0.80%      27.13% to     28.16%
    2002            4,411        0.82 to        0.83        3,621          3.01%       0.40% to     0.80%     (22.94%)to      7.90%
    2001(20)          484        1.05 to        1.06          510              -       0.80% to     0.80%      (1.07%)to      5.50%

Technology Portfolio - Class I

    2005           22,327        0.28 to        0.67        6,611              -           - to     0.80%      (1.07%)to     (0.28%)
    2004           23,985        0.28 to        0.67        7,174              -       0.50% to     0.80%      (2.43%)to     (1.64%)
    2003           23,939        0.29 to        0.68        7,329              -       0.50% to     0.80%      46.59% to     47.77%
    2002           19,541        0.20 to        0.46        4,065              -       0.50% to     0.80%     (49.38%)to    (48.97%)
    2001(16)       15,931        0.39 to        0.90        6,516              -       0.50% to     0.80%     (52.82%)to      9.50%

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Templeton Developing Markets Securities Fund - Class 2

    2005              920        2.27 to        2.33        2,142          1.33%           - to     0.80%      26.41% to     27.43%
    2004            1,061        1.78 to        1.84        1,953          1.83%       0.50% to     0.80%      23.71% to     24.71%
    2003            1,162        1.43 to        1.49        1,728          1.20%       0.50% to     0.80%      51.77% to     52.99%
    2002            1,329        0.93 to        0.98        1,303          1.39%       0.50% to     0.80%     (12.95%)to     (0.15%)
    2001(19)        1,412        0.94 to        0.99        1,398          0.71%       0.50% to     0.80%      (8.82%)to     (0.83%)

Templeton Foreign Securities Fund - Class 2

    2005           15,502        1.24 to        1.40       20,939          1.14%           - to     0.80%       9.29% to     10.17%
    2004           15,159        1.13 to        1.28       18,689          1.06%       0.40% to     0.80%      17.58% to     18.53%
    2003           12,805        0.95 to        1.09       13,445          1.75%       0.40% to     0.80%      31.15% to     32.21%
    2002           10,043        0.72 to        0.83        8,100          1.55%       0.40% to     0.80%     (19.21%)to    (18.56%)
    2001(19)        6,393        0.83 to        1.03        6,405          2.79%       0.40% to     0.80%     (16.67%)to     (4.87%)

Templeton Global Asset Allocation Fund - Class 2

    2005              611        1.37 to        1.62          981          3.77%           - to     0.80%       2.73% to      3.55%
    2004              687        1.32 to        1.58        1,072          2.82%       0.80% to     0.80%      14.79% to     15.72%
    2003              720        1.14 to        1.38          977          2.55%       0.80% to     0.80%      30.90% to     31.95%
    2002              725        0.86 to        1.05          752          1.77%       0.80% to     0.80%      (6.69%)to     (4.39%)
    2001(13)          783        0.90 to        1.11          858          1.01%       0.80% to     0.80%     (10.67%)to     (9.66%)

Templeton Growth Securities Fund - Class 2

    2005           11,543        1.32 to        1.78       19,693          1.15%           - to     0.80%       8.00% to      8.86%
    2004           16,126        1.22 to        1.65       23,254          1.20%       0.40% to     0.80%      15.10% to     16.03%
    2003           13,781        1.05 to        1.43       17,313          1.54%       0.40% to     0.80%      31.08% to     32.14%
    2002           11,518        0.80 to        1.09       10,839          2.45%       0.40% to     0.80%     (19.14%)to    (16.40%)
    2001(17)        2,696        0.98 to        1.35        3,574         16.74%       0.40% to     0.80%      (2.10%)to      0.47%

Wanger International Select

    2005            5,072        0.99 to        2.26       10,353          1.89%           - to     0.80%      15.50% to     16.43%
    2004            4,500        0.85 to        1.96        7,964          0.29%       0.40% to     0.80%      14.54% to     24.34%
    2003            4,340        0.69 to        1.59        6,293          0.29%       0.50% to     0.80%      40.11% to     41.24%
    2002            2,858        0.49 to        1.13        3,067              -       0.50% to     0.80%     (15.97%)to    (15.29%)
    2001(11)        2,212        0.58 to        1.35        2,817          0.15%       0.50% to     0.80%     (27.21%)to    (26.48%)

Wanger International Small Cap

    2005           19,512        1.53 to        2.94       54,231          1.03%           - to     0.80%      20.56% to     21.53%
    2004           19,133        1.26 to        2.43       43,806          0.69%       0.40% to     0.80%      29.23% to     30.27%
    2003           20,004        0.96 to        1.87       35,683          0.30%       0.40% to     0.80%      47.67% to     48.87%
    2002           17,887        0.65 to        1.27       21,788              -       0.40% to     0.80%     (14.52%)to    (13.83%)
    2001(19)       16,747        0.75 to        1.48       24,061              -       0.40% to     0.80%     (21.79%)to     (6.31%)

Wanger Select

    2005            5,884        1.69 to        2.51       13,086              -           - to     0.80%       9.61% to     10.49%
    2004            5,217        1.54 to        2.29       10,553              -       0.40% to     0.80%      18.35% to     19.31%
    2003            3,832        1.30 to        1.93        6,651              -       0.40% to     0.80%      29.68% to     30.73%
    2002            2,569        1.00 to        1.49        3,620              -       0.40% to     0.80%      (8.36%)to     (0.54%)
    2001(13)        1,713        1.09 to        1.63        2,672              -       0.80% to     0.80%       8.22% to     20.85%

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Wanger U.S. Smaller Companies

    2005           33,469        1.57 to        2.76       89,736              -           - to     0.80%      10.37% to     11.25%
    2004           36,841        1.41 to        2.49       89,664              -       0.40% to     0.80%      17.39% to     18.33%
    2003           34,006        1.20 to        2.12       70,547              -       0.40% to     0.80%      42.08% to     43.22%
    2002           33,760        0.84 to        1.48       49,480              -       0.40% to     0.80%     (17.48%)to    (16.81%)
    2001(19)       32,046        1.01 to        1.80       57,216          0.06%       0.40% to     0.80%      (3.61%)to     11.39%

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the subaccount. While the subaccount may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that subaccount to deviate outside the range of the expense ratios presented.

(4) From inception January 8, 2001 to December 31, 2001.           (18) From inception May 17, 2001 to December 31, 2001.
(5) From inception January 12, 2001 to December 31, 2001.          (19) From inception July 31, 2001 to December 31, 2001.
(6) From inception January 16, 2001 to December 31, 2001.          (20) From inception October 30, 2001 to December 31, 2001.
(7) From inception January 18, 2001 to December 31, 2001.          (21) From inception August 12, 2002 to December 31, 2002.
(8) From inception January 31, 2001 to December 31, 2001.          (22) From inception August 14, 2002 to December 31, 2002.
(9) From inception February 1, 2001 to December 31, 2001.          (23) From inception August 26, 2002 to December 31, 2002.
(10) From inception February 8, 2001 to December 31, 2001.         (24) From inception September 10, 2002 to December 31, 2002.
(11) From inception February 16, 2001 to December 31, 2001.        (25) From inception June 2, 2003 to December 31, 2003.
(12) From inception February 20, 2001 to December 31, 2001.        (26) From inception June 3, 2003 to December 31, 2003.
(13) From inception March 9, 2001 to December 31, 2001.            (27) From inception June 4, 2003 to December 31, 2003.
(14) From inception April 11, 2001 to December 31, 2001.           (28) From inception December 3, 2004 to December 31, 2004.
(15) From inception April 12, 2001 to December 31, 2001.           (29) From inception April 21, 2005 to December 31, 2005.
(16) From inception April 26, 2001 to December 31, 2001.           (30) From inception April 29, 2005 to December 31, 2005.
(17) From inception May 15, 2001 to December 31, 2001.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6 - POLICY LOANS
Policy provisions allow policyowners to borrow up to 90% of the policy's cash surrender value, reduced by an amount equal to the surrender charge with interest of [4 % due in policy years 1-10, 3% due in policy years 11-15 and 2.50% due in policy years 16 and thereafter for all states except New York] and [6% due in policy years 1-10, 5% due in policy years 11-15 and 4.50% due in policy years 16 and thereafter in New York], payable on each policy anniversary. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2% for all states except New York and 4% for New York. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7 - FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled `Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2005, and 2004, are $76,043,316 and $73,627,573 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

         Administration Charge - In accordance with terms of the contracts, Phoenix may make deductions for administrative charges. Because a policy face amount and policy duration may vary, the administrative charge may also vary.

         Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

         Cost of Insurance Charge - In accordance with terms of the contracts, Phoenix makes deductions for costs of insurance to cover Phoenix's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

         Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled `Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


C) Mortality and Expense Charge

Phoenix will make deductions at a maximum annual rate of 0.80% of the contract's value for the mortality and expense risks, and administrative charges, which the company undertakes. These expenses are included in a separate line item entitled `Mortality and Expense Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2005, is $8,853,387. This expense is taken out as a reduction of unit values or redemption of units depending on your contract terms.

NOTE 8--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--LIQUIDATIONS AND MERGERS
On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix-Goodwin Money Market Series.

On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond-Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond -Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

On December 3, 2004, AIM V.I. Mid Cap Core Equity acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid-Cap Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

On November 29, 2004, Phoenix Variable Advisors, Inc ("PVA") terminated Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS"), as subadvisor for the Phoenix-MFS Investors Growth Stock Series, a series of the Fund. PVA and the Fund have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Upon termination of MFS, PVA hired AIM Capital Management, Inc. ("AIM") as the new subadvisor for the series, and the name of the series was changed to Phoenix-AIM Growth Series.

On September 24, 2004, Phoenix Aberdeen International acquired all of the net assets of Phoenix-Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

On September 24, 2004, Phoenix Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749 including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

On September 24, 2004, Phoenix Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


On September 17, 2004, Phoenix Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth & Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and PVA have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 13 - OTHER
On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[logo] PricewaterhouseCoopers

To the Board of Directors of Phoenix Life Insurance Company and Participants of Phoenix Life Variable Universal Life Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Universal Life Account at December 31, 2005, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation at December 31, 2005 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
March 24, 2006

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2005 AND 2004

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                             ---------------

Report of Independent Registered Public Accounting Firm...................................................        F-3

Consolidated Balance Sheet as of December 31, 2005 and 2004...............................................        F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended December 31, 2005, 2004 and 2003....................................................        F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2005, 2004 and 2003........................................................................        F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended
  December 31, 2005, 2004 and 2003........................................................................        F-7

Notes to Financial Statements.............................................................................      F-8 - F-40

[LOGO] PricewaterhouseCoopers
--------------------------------------------------------------------------------




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
February 22, 2006

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                   ($ amounts in millions, except share data)
                           DECEMBER 31, 2005 AND 2004


                                                                                                    2005           2004
                                                                                               -------------- --------------

ASSETS:
Available-for-sale debt securities, at fair value...........................................    $  13,402.6    $  13,473.6
Available-for-sale equity securities, at fair value.........................................          169.6          160.2
Trading equity securities, at fair value....................................................           --             87.3
Mortgage loans, at unpaid principal balances................................................          128.6          207.9
Venture capital partnerships, at equity in net assets.......................................          145.1          255.3
Policy loans, at unpaid principal balances..................................................        2,245.0        2,196.7
Other invested assets.......................................................................          308.6          367.5
                                                                                               -------------- --------------
                                                                                                   16,399.5       16,748.5
Available-for-sale debt and equity securities pledged as collateral.........................          304.4        1,278.8
                                                                                               -------------- --------------
Total investments...........................................................................       16,703.9       18,027.3
Cash and cash equivalents...................................................................          225.6          324.0
Accrued investment income...................................................................          225.8          222.3
Premiums, accounts and notes receivable.....................................................          183.3          163.7
Deferred policy acquisition costs...........................................................        1,546.7        1,388.1
Intangible assets...........................................................................            0.6            0.6
Goodwill....................................................................................            4.5            4.5
Other assets................................................................................          128.3          157.1
Separate account assets.....................................................................        7,722.2        6,950.3
                                                                                               -------------- --------------
TOTAL ASSETS................................................................................    $  26,740.9    $  27,237.9
                                                                                               ============== ==============

LIABILITIES:
Policy liabilities and accruals.............................................................    $  13,246.2    $  13,132.3
Policyholder deposit funds..................................................................        3,060.7        3,492.4
Indebtedness................................................................................          204.1          204.1
Deferred income taxes.......................................................................           31.7           21.5
Other liabilities...........................................................................          336.8          334.6
Non-recourse collateralized obligations.....................................................          389.9        1,355.2
Separate account liabilities................................................................        7,722.2        6,950.3
                                                                                               -------------- --------------
TOTAL LIABILITIES...........................................................................       24,991.6       25,490.4
                                                                                               -------------- --------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           10.5           47.5
                                                                                               -------------- --------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0           10.0
Additional paid-in capital..................................................................        1,714.9        1,714.9
Retained earnings (accumulated deficit).....................................................           12.4          (73.4)
Accumulated other comprehensive income......................................................            1.5           48.5
                                                                                               -------------- --------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,738.8        1,700.0
                                                                                               -------------- --------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................    $  26,740.9    $  27,237.9
                                                                                               ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

REVENUES:
Premiums.....................................................................   $     928.7    $     990.6    $   1,042.2
Insurance and investment product fees........................................         314.8          294.7          279.8
Investment income, net of expenses...........................................       1,092.5        1,068.0        1,098.2
Unrealized gain on trading equity securities.................................          --             85.9           --
Net realized investment losses...............................................         (53.2)          (2.0)         (98.0)
                                                                               -------------- -------------- --------------
TOTAL REVENUES...............................................................       2,282.8        2,437.2        2,322.2
                                                                               -------------- -------------- --------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,376.7        1,422.2        1,454.0
Policyholder dividends.......................................................         364.4          404.7          418.8
Policy acquisition cost amortization.........................................          99.6          110.0           94.0
Interest expense on indebtedness.............................................          14.7           12.8           12.2
Interest expense on non-recourse collateralized obligations..................          29.4           33.6           48.9
Other operating expenses.....................................................         236.5          259.9          253.2
                                                                               -------------- -------------- --------------
TOTAL BENEFITS AND EXPENSES..................................................       2,121.3        2,243.2        2,281.1
                                                                               -------------- -------------- --------------
Income from continuing operations
  before income taxes and minority interest..................................         161.5          194.0           41.1
Applicable income taxes......................................................          39.9           59.7            3.9
                                                                               -------------- -------------- --------------
Income from continuing operations before minority interest...................         121.6          134.3           37.2
Minority interest in net income of subsidiaries..............................          (0.7)          (0.1)          (0.5)
Equity in undistributed losses of affiliates.................................          --            (10.4)          (1.8)
                                                                               -------------- -------------- --------------
NET INCOME...................................................................   $     120.9    $     123.8    $      34.9
                                                                               ============== ============== ==============

COMPREHENSIVE INCOME:
NET INCOME...................................................................   $     120.9    $     123.8    $      34.9
OTHER COMPREHENSIVE INCOME (LOSS)............................................         (47.0)           7.5          135.6
                                                                               -------------- -------------- --------------
COMPREHENSIVE INCOME.........................................................   $      73.9    $     131.3    $     170.5
                                                                               ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

OPERATING ACTIVITIES:
Income from continuing operations............................................   $     120.9    $     123.8    $      34.9
Proceeds from sale of trading equity securities..............................         129.7           --             --
Unrealized gain on trading equity securities.................................          --            (85.9)          --
Net realized investment losses...............................................          53.2            2.0           98.0
Amortization and depreciation................................................           6.9           12.7           16.2
Investment gains.............................................................        (129.9)         (73.6)         (81.6)
Equity in losses of affiliates...............................................          --             17.2           --
Deferred income taxes........................................................          38.2           65.7            4.0
Decrease (increase) in receivables...........................................         (18.6)          37.8          (20.9)
Deferred policy acquisition costs increase...................................         (88.1)         (54.7)        (111.5)
Increase in policy liabilities and accruals..................................         327.6           60.1          469.6
Other assets and other liabilities net change................................          22.8          (44.6)         (16.4)
                                                                               -------------- -------------- --------------
Cash from continuing operations..............................................         462.7           60.5          392.3
Discontinued operations, net.................................................           5.4           16.1          (34.3)
                                                                               -------------- -------------- --------------
CASH FROM OPERATING ACTIVITIES...............................................         468.1           76.6          358.0
                                                                               -------------- -------------- --------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,852.4)      (4,159.6)      (5,611.5)
Investment sales, repayments and maturities..................................       4,801.7        4,213.8        4,417.2
Debt and equity securities pledged as collateral purchases...................          --            (17.2)         (56.9)
Debt and equity securities pledged as collateral sales.......................         956.0           97.0          171.5
Subsidiary sales.............................................................          10.7            6.6           --
Premises and equipment additions.............................................         (25.1)          (7.9)         (19.6)
Premises and equipment dispositions..........................................          17.3           26.4           --
Discontinued operations, net.................................................           1.2           --             (6.7)
                                                                               -------------- -------------- --------------
CASH FROM (FOR) INVESTING ACTIVITIES.........................................         909.4          159.1       (1,106.0)
                                                                               -------------- -------------- --------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         609.6          917.3        1,334.2
Policyholder deposit fund withdrawals........................................      (1,041.3)      (1,067.6)      (1,087.2)
Other indebtedness proceeds..................................................          --            171.6           --
Indebtedness repayments......................................................          --           (155.2)          --
Collateralized obligations proceeds..........................................          --             --             --
Collateralized obligations repayments........................................      (1,009.1)         (90.8)         (99.6)
Common stock dividends paid..................................................         (35.1)         (69.7)         (44.5)
                                                                               -------------- -------------- --------------
CASH FROM (FOR) FINANCING ACTIVITIES.........................................      (1,475.9)        (294.4)         102.9
                                                                               -------------- -------------- --------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................         (98.4)         (58.7)        (645.1)
Cash and cash equivalents, beginning of year.................................         324.0          382.7        1,027.8
                                                                               -------------- -------------- --------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     225.6    $     324.0    $     382.7
                                                                               ============== ============== ==============

Included in cash and cash equivalents above is cash pledged as collateral of $15.2 million, $61.0 million and $72.0 million at December 31, 2005, 2004 and 2003, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income...................................................................   $     120.9    $     123.8    $      34.9
Common stock dividends declared..............................................         (35.1)         (69.7)         (44.5)
Other equity adjustments.....................................................          --             --              0.7

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................         (47.0)           7.5          135.6
                                                                               -------------- -------------- --------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          38.8           61.6          126.7
Stockholder's equity, beginning of year......................................       1,700.0        1,638.4        1,511.7
                                                                               -------------- -------------- --------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................   $   1,738.8    $   1,700.0    $   1,638.4
                                                                               ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


1.   ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes.

ACCOUNTING CHANGES

In September 2005, the Accounting Standards Executive Committee, or AcSEC, of the American Institute of Certified Public Accountants, or AICPA, issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," or SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards No. 97, or SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt SOP 05-1 on January 1, 2007. We are currently assessing the impact of SOP 05-1 on our consolidated financial position and results of operations.

Other-Than-Temporary Impairments: FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," or FSP 115-1, is effective for reporting periods beginning after December 15, 2005. Earlier application is permitted. FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, does not have a material effect on our consolidated financial statements.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

Variable Interest Entities: In January 2003, a new accounting standard was issued, FASB Interpretation No. 46 (FIN 46), Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51, that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46(R) in December 2003, with FIN 46(R) providing additional interpretation as to existing standards on consolidation. FIN 46(R) clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtained an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we adopted FIN 46(R) for Special Purpose Entities (SPEs) in which we hold a variable interest that we acquired prior to February 1, 2003. The effect of our adoption of the foregoing provisions of FIN 46(R) is described further in Note 7. FIN 46(R) requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. The adoption of FIN 46(R) for our non-SPE variable interest entities did not have a material effect on our consolidated financial statements.

BUSINESS COMBINATIONS AND DISPOSITIONS

Aberdeen Asset Management, PLC

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, in our 2005 consolidated statement of operations. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen Asset Management PLC, or Aberdeen, a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS 115, Accounting for Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 income from continuing operations include a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. See Note 3 to these financial statements for more information on our holdings in Aberdeen.

Lombard International Assurance S.A.

On January 11, 2005, we closed the sale of our interest in Lombard International Assurance S.A., or Lombard, to Friends Provident plc, or Friends Provident, for common shares in Friends Provident valued at $59.0 million. In connection with our disposition of Lombard, we entered into a total return swap agreement with a third party, which was settled with cash proceeds of $59.0 million on April 1, 2005 in exchange for all of our shares in Friends Provident.

Phoenix Global Solutions (India) Pvt. Ltd.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction was not material to our consolidated financial statements.


2.   LIFE AND ANNUITY ACTIVITIES

Life and Annuity activities include individual life insurance and annuity products, such as universal life, variable life, term life and fixed and variable annuities. They also include the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
     o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
     o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
     o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
     o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity in force that is not covered by this reinsurance arrangement.
     o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

DIRECT BUSINESS AND REINSURANCE:
($ amounts in millions)                                                               YEAR ENDED DECEMBER 31,
                                                                           --------------------------------------------
                                                                                2005           2004           2003
                                                                           -------------- -------------- --------------

Direct premiums........................................................     $     994.7    $   1,043.3    $   1,092.1
Premiums assumed from reinsureds.......................................            14.0           13.8           15.5
Premiums ceded to reinsurers...........................................           (80.0)         (66.5)         (65.4)
                                                                           -------------- -------------- --------------
PREMIUMS...............................................................     $     928.7    $     990.6    $   1,042.2
                                                                           ============== ============== ==============
Percentage of amount assumed to net premiums...........................             1.5%           1.4%           1.5%
                                                                           ============== ============== ==============

Direct policy benefits incurred........................................     $     440.1    $     416.3    $     402.9
Policy benefits assumed from reinsureds................................             8.2            3.9           13.5
Policy benefits ceded to reinsurers....................................           (56.4)         (52.9)         (56.9)
                                                                           -------------- -------------- --------------
POLICY BENEFITS........................................................     $     391.9    $     367.3    $     359.5
                                                                           ============== ============== ==============

Direct life insurance in force.........................................     $ 133,990.2    $ 126,367.9    $ 120,931.3
Life insurance in force assumed from reinsureds........................         1,810.5        1,759.5        1,837.3
Life insurance in force ceded to reinsurers............................       (83,144.7)     (80,040.1)     (77,222.3)
                                                                           -------------- -------------- --------------
LIFE INSURANCE IN FORCE................................................     $  52,656.0    $  48,087.3    $  45,546.3
                                                                           ============== ============== ==============
Percentage of amount assumed to net insurance in force.................             3.4%           3.7%           4.0%
                                                                           ============== ============== ==============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $984.8 million, $1,054.9 million and $1,094.5 million, net of reinsurance, for the years ended December 31, 2005, 2004 and 2003.

Irrevocable letters of credit aggregating $50.8 million at December 31, 2005 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions, which we review on a regular basis, and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:
($ amounts in millions)                                                                   YEAR ENDED DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Direct acquisition costs deferred excluding acquisitions.....................   $     187.7    $     164.7    $     205.5
Acquisition costs recognized in Valley Forge Life acquisition................                         --             --
Costs amortized to expenses:
  Recurring costs related to operations......................................        (114.3)        (110.4)         (98.1)
  Credit related to realized investment gains or losses......................          14.7            0.4            4.1
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................          70.5            7.7           12.4
                                                                               -------------- -------------- --------------
Change in deferred policy acquisition costs..................................         158.6           62.4          123.9
Deferred policy acquisition costs, beginning of year.........................       1,388.1        1,325.7        1,201.8
                                                                               -------------- -------------- --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................   $   1,546.7    $   1,388.1    $   1,325.7
                                                                               ============== ============== ==============

During 2005, we benefited from an adjustment, or "unlocking," of assumptions primarily related to DAC. The unlocking was driven by revised assumptions reflecting favorable mortality experience, offset by interest rate and spread adjustments for annuities. The effects of the unlocking decreased insurance product fees by $0.3 million, increased the change in policyholder reserves by $3.5 million, increased non-deferred expenses by $0.5 million and decreased DAC amortization by $28.1 million for a net increase in pre-tax income of $23.8 million in the second quarter. However, this initial increase was partially offset by a resulting increase in DAC amortization of $5.8 million during the latter half of the year.

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 4.00% to 5.25% as of December 31, 2005, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2005 and 2004, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $82.1 million and $123.5 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $10.7 million and $9.1 million, respectively.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 30.7% and 35.6% of the face value of total individual life insurance in force at December 31, 2005 and 2004, respectively.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which ranged from 2% to 10% as of December 31, 2005, less administrative charges.

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

In connection with the demutualization, we established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, will support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimate to continue at rates in effect for 2000.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

We present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. On November 3, 2005, the 2006 policyholder dividend scale was reduced for most policyholders with a reduction in the interest component of the scale, partially offset by improvements in the mortality component. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                 AS OF DECEMBER 31,
($ amounts in millions)                                                        -----------------------------
                                                                                    2005           2004        INCEPTION
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $   6,992.0    $   6,949.6    $   4,773.1
Equity securities............................................................          95.4           90.8           --
Mortgage loans...............................................................         109.9          181.9          399.0
Venture capital partnerships.................................................          73.4           52.4           --
Policy loans.................................................................       1,349.2        1,363.4        1,380.0
Other invested assets........................................................          69.3           60.0           --
                                                                               -------------- -------------- --------------
Total closed block investments...............................................       8,689.2        8,698.1        6,552.1
Cash and cash equivalents....................................................          87.0          100.5           --
Accrued investment income....................................................         118.2          118.8          106.8
Receivables..................................................................          40.9           32.7           35.2
Deferred income taxes........................................................         328.0          359.7          389.4
Other closed block assets....................................................          24.9           24.0            6.2
                                                                               -------------- -------------- --------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,288.2        9,333.8        7,089.7
                                                                               -------------- -------------- --------------
Policy liabilities and accruals..............................................       9,815.8        9,686.9        8,301.7
Policyholder dividends payable...............................................         338.9          365.5          325.1
Policyholder dividend obligation.............................................         334.1          535.9           --
Other closed block liabilities...............................................          53.8           41.5           12.3
                                                                               -------------- -------------- --------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,542.6       10,629.8        8,639.1
                                                                               -------------- -------------- --------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................   $   1,254.4    $   1,296.0    $   1,549.4
                                                                               ============== ============== ==============


CLOSED BLOCK REVENUES AND EXPENSES AND                                                          YEAR ENDED
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:                      CUMULATIVE                   DECEMBER 31,
($ amounts in millions)                                              FROM      --------------------------------------------
                                                                  INCEPTION         2005           2004           2003
                                                                -------------- -------------- -------------- --------------

Premiums.....................................................    $   6,052.4    $     881.6    $     932.8    $   1,000.1
Net investment income........................................        3,327.7          556.5          560.0          573.1
Net realized investment losses...............................         (113.0)         (21.9)          (2.0)          (9.4)
                                                                -------------- -------------- -------------- --------------
TOTAL REVENUES...............................................        9,267.1        1,416.2        1,490.8        1,563.8
                                                                -------------- -------------- -------------- --------------
Policy benefits, excluding dividends.........................        6,347.7          980.1        1,007.1        1,058.0
Other operating expenses.....................................           66.5            8.6            8.9           10.0
                                                                -------------- -------------- -------------- --------------
Total benefits and expenses,
  excluding policyholder dividends...........................        6,414.2          988.7        1,016.0        1,068.0
                                                                -------------- -------------- -------------- --------------
Closed block contribution to income
  before dividends and income taxes..........................        2,852.9          427.5          474.8          495.8
Policyholder dividends.......................................        2,363.9          363.7          403.9          419.4
                                                                -------------- -------------- -------------- --------------
Closed block contribution to income before income taxes......          489.0           63.8           70.9           76.4
Applicable income taxes......................................          171.4           22.2           24.7           26.8
                                                                -------------- -------------- -------------- --------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................    $     317.6    $      41.6    $      46.2    $      49.6
                                                                ============== ============== ============== ==============

Policyholder dividends provided through earnings.............    $   2,409.1    $     363.7    $     403.9    $     419.4
Policyholder dividends provided through
  other comprehensive income.................................          241.6         (194.9)           3.8          (45.5)
                                                                -------------- -------------- -------------- --------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............        2,650.7          168.8          407.7          373.9
POLICYHOLDER DIVIDENDS PAID..................................       (2,302.8)        (397.2)        (395.3)        (395.6)
                                                                -------------- -------------- -------------- --------------
Change in policyholder dividend liabilities..................          347.9         (228.4)          12.4          (21.7)
Policyholder dividend liabilities, beginning of period.......          325.1          901.4          889.0          910.7
                                                                -------------- -------------- -------------- --------------
Policyholder dividend liabilities, end of period.............          673.0          673.0          901.4          889.0
  Less:  Policyholder dividends payable, end of period.......         (338.9)        (338.9)         365.5          369.8
                                                                -------------- -------------- -------------- --------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............    $     334.1    $     334.1    $     535.9    $     519.2
                                                                ============== ============== ============== ==============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


3.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT SECURITIES:                                             AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

U.S. government and agency...................................    $     736.8    $     699.9    $     676.4    $     622.7
State and political subdivision..............................          365.0          344.2          446.5          413.7
Foreign government...........................................          333.9          298.8          314.8          284.0
Corporate....................................................        7,450.3        7,322.2        7,365.4        7,040.7
Mortgage-backed..............................................        3,276.0        3,241.2        3,253.4        3,122.9
Other asset-backed...........................................        1,240.6        1,224.6        1,417.1        1,405.0
                                                                -------------- -------------- -------------- --------------
DEBT SECURITIES..............................................    $  13,402.6    $  13,130.9    $  13,473.6    $  12,889.0
                                                                ============== ============== ============== ==============

Amounts applicable to the closed block.......................    $   6,992.0    $    6,748.4   $   6,949.6    $    6,515.2
                                                                ============== ============== ============== ==============


FAIR VALUE AND COST OF EQUITY SECURITIES:                                           AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

Lombard International Assurance, S.A.........................    $      --      $      --      $      43.3    $      43.3
Other equity securities......................................          169.6          151.2          116.9          101.1
                                                                -------------- -------------- -------------- --------------
EQUITY SECURITIES............................................    $     169.6    $     151.2    $     160.2    $     144.4
                                                                ============== ============== ============== ==============

Amounts applicable to the closed block.......................    $      95.4    $      82.5    $      90.8    $      78.3
                                                                ============== ============== ============== ==============

In 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in 2003, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

In January 2005, we sold our equity investment in Lombard as further described in Note 1.

HRH. Hilb Rogal & Hobbs (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

As a result of these transactions, in 2002 we recorded a gross realized investment gain of $107.1 million, $38.8 million net of offsets for applicable DAC costs and deferred income taxes. We calculated our gains using the specific identification of the securities sold. As a result of the transactions we completed in November 2002, it was no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes. In addition, in 2003 we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).

UNREALIZED GAINS AND LOSSES FROM                                                      AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES:                                     -------------------------------------------------------------
($ amounts in millions)                                                      2005                          2004
                                                                ------------------------------ ------------------------------
                                                                     GAINS          LOSSES          GAINS         LOSSES
                                                                --------------- -------------- -------------- ---------------

U.S. government and agency...................................    $      41.4     $     (4.5)    $     55.4     $     (1.7)
State and political subdivision..............................           23.0           (2.2)          34.4           (1.6)
Foreign government...........................................           36.0           (0.9)          31.1           (0.3)
Corporate....................................................          219.2          (91.1)         364.2          (39.5)
Mortgage-backed..............................................           71.0          (36.2)         137.0           (6.5)
Other asset-backed...........................................           25.4           (9.4)          32.4          (20.3)
                                                                --------------- -------------- -------------- ---------------
Debt securities gains and losses.............................    $     416.0     $   (144.3)    $    654.5     $    (69.9)
                                                                =============== ============== ============== ===============
DEBT SECURITIES NET GAINS....................................    $     271.7                    $    584.6
                                                                ===============                ==============

Equity securities gains and losses...........................    $      20.4     $     (2.0)    $     19.1     $     (3.3)
                                                                =============== ============== ============== ===============
EQUITY SECURITIES NET GAINS..................................    $      18.4                    $     15.8
                                                                ===============                ==============


AGING OF TEMPORARILY IMPAIRED                                            AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ amounts in millions)                         LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS             TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED      FAIR        UNREALIZED      FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE         LOSSES        VALUE        LOSSES
                                            ------------ ------------- ------------- ------------- ------------- ------------
DEBT SECURITIES
U.S. government and agency................   $    177.6    $     (3.2)   $    47.9    $     (1.3)   $    225.5    $    (4.5)
State and political subdivision...........         40.0          (1.0)        37.3          (1.2)         77.3         (2.2)
Foreign government........................         41.1          (0.6)        10.6          (0.3)         51.7         (0.9)
Corporate.................................      2,599.5         (59.5)       790.7         (31.6)      3,390.2        (91.1)
Mortgage-backed...........................      1,507.4         (26.8)       326.4          (9.4)      1,833.8        (36.2)
Other asset-backed........................        309.2          (4.6)       205.4          (4.8)        514.6         (9.4)
                                            ------------- ------------- ------------ ------------- ------------- ------------
DEBT SECURITIES...........................   $  4,674.8    $    (95.7)   $ 1,418.3    $    (48.6)   $  6,093.1    $  (144.3)
COMMON STOCK..............................         46.8          (2.0)        --            --            46.8         (2.0)
                                            ------------- ------------- ------------ ------------- ------------- ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  4,721.6    $    (97.7)   $ 1,418.3    $    (48.6)   $  6,139.9    $  (146.3)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $  2,058.4    $    (44.2)   $   340.0    $    (16.3)   $  2,398.4    $   (60.5)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  2,663.2    $    (53.5)   $ 1,078.3    $    (32.3)   $  3,741.5    $   (85.8)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $    147.8    $     (8.4)   $   106.0    $     (5.5)   $    253.8    $   (13.9)
                                            ============= ============= ============ ============= ============= ============

AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (2.6)                $     (1.4)                 $    (4.0)
                                                          =============              =============               ============

These securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

AGING OF TEMPORARILY IMPAIRED                                            AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES:                  --------------------------------------------------------------------------------
($ amounts in millions)                          LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS             TOTAL
                                             --------------------------- -------------------------- -------------------------
                                                 FAIR       UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                 VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             ------------ ------------- ------------ -------------- ------------ ------------
DEBT SECURITIES
U.S. government and agency................    $     85.6   $     (1.4)   $      4.9   $     (0.3)   $     90.5   $    (1.7)
State and political subdivision...........          41.6         (1.2)          9.0         (0.4)         50.6        (1.6)
Foreign government........................          --           --            10.6         (0.3)         10.6        (0.3)
Corporate.................................       1,212.6        (16.1)        418.8        (23.4)      1,631.4       (39.5)
Mortgage-backed...........................         589.4         (4.8)        113.6         (1.7)        703.0        (6.5)
Other asset-backed........................         444.6         (5.3)         96.8        (15.0)        541.4       (20.3)
                                             ------------ ------------- ------------ ------------- ------------ ------------
DEBT SECURITIES...........................    $  2,373.8   $    (28.8)   $    653.7   $    (41.1)   $  3,027.5   $   (69.9)
COMMON STOCK..............................          15.3         (2.4)          5.4         (0.9)         20.7        (3.3)
                                             ------------ ------------- ------------ ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....    $  2,389.1   $    (31.2)   $    659.1   $    (42.0)   $  3,048.2   $   (73.2)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS INSIDE THE CLOSED BLOCK...........    $    702.0   $    (10.7)   $    347.9   $    (16.2)   $  1,049.9   $   (26.9)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........    $  1,687.1   $    (20.5)   $    311.2   $    (25.8)   $  1,998.3   $   (46.3)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........    $     66.8   $     (2.2)   $     68.3   $    (12.2)   $    135.1   $   (14.4)
                                             ============ ============= ============ ============= ============ ============

AFTER OFFSETS FOR DEFERRED ACQUISITION                     $     (0.8)                $     (4.5)                $    (5.3)
  COST ADJUSTMENT AND TAXES...............                =============              =============              ============

These securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance.

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated.

CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                                      AS OF DECEMBER 31,
($ amounts in millions)                                          -----------------------------------------------------------
                                                                             2005                          2004
                                                                 ----------------------------- -----------------------------
                                                                    CARRYING                      CARRYING
                                                                      VALUE       FAIR VALUE        VALUE       FAIR VALUE
                                                                 -------------- -------------- -------------- --------------
PROPERTY TYPE
Apartment buildings..........................................     $      39.9    $      38.2    $      81.8    $      82.8
Office buildings.............................................            14.4           13.8           18.0           18.2
Retail stores................................................            62.1           59.5           92.5           93.6
Industrial buildings.........................................            22.8           21.8           25.4           25.7
Other........................................................             0.1            0.1            0.1            0.1
                                                                 -------------- -------------- -------------- --------------
Subtotal.....................................................           139.3          133.4          217.8          220.4
  Less:  Valuation allowances................................           (10.7)          --             (9.9)          --
                                                                 -------------- -------------- -------------- --------------
MORTGAGE LOANS...............................................     $     128.6    $     133.4    $     207.9    $     220.4
                                                                 ============== ============== ============== ==============

Amounts applicable to the closed block.......................     $     109.9    $     105.2    $     181.9    $     184.1
                                                                 ============== ============== ============== ==============

The carrying values of delinquent or in-process-of-foreclosure mortgage loans as of December 31, 2005 and 2004 were $8.2 million and $0.0 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $10.5 million and $12.9 million as of December 31, 2005 and 2004, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                               YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Valuation allowance, beginning of year.......................................   $       9.9    $      12.8    $      15.5
Additions charged to income..................................................           0.8           --              0.8
Deductions for write-offs and disposals......................................          --             (2.9)          (3.5)
                                                                               -------------- -------------- --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $      10.7    $       9.9    $      12.8
                                                                               ============== ============== ==============

During the three years ended December 31, 2005, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2005.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry sector index if there has been a material shift in the S&P index, either upward or downward.

NET INVESTMENT INCOME RELATED TO VENTURE CAPITAL PARTNERSHIPS:                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Net realized gains on partnership cash and stock distributions...............   $      27.0    $      13.7    $      17.4
Net unrealized gains (losses) on partnership investments.....................          (6.6)          14.4           38.2
Partnership operating expenses...............................................           3.4           (2.6)          (6.6)
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME........................................................   $      23.8    $      25.5    $      49.0
                                                                               ============== ============== ==============

Amounts applicable to the closed block.......................................   $       9.0    $       6.2    $      12.8
                                                                               ============== ============== ==============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows:

ADJUSTMENT OF VENTURE CAPITAL INVESTMENT INCOME                                           YEAR ENDED DECEMBER 31,
RELATED TO RECEIPT OF FINANCIAL STATEMENTS:                                    --------------------------------------------
($ amounts in millions)                                                             2005           2004           2003
                                                                               -------------- -------------- --------------

Closed block.................................................................   $      (1.2)   $       1.0    $      --
General account..............................................................         (13.4)           6.8           33.4
                                                                               -------------- -------------- --------------
TOTAL........................................................................   $     (14.6)   $       7.8    $      33.4
                                                                               ============== ============== ==============

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Contributions................................................................   $      66.0    $      59.2    $      41.3
Equity in earnings of partnerships...........................................          23.8           25.5           49.0
Distributions................................................................         (94.6)         (64.3)         (43.6)
Proceeds from sale of partnership interests..................................         (91.5)          --            (26.1)
Realized loss on sale of partnership interests...............................         (13.9)          --            (14.3)
                                                                               -------------- -------------- --------------
Change in venture capital partnerships.......................................        (110.2)          20.4            6.3
Venture capital partnership investments, beginning of period.................         255.3          234.9          228.6
                                                                               -------------- -------------- --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $     145.1    $     255.3    $     234.9
                                                                               ============== ============== ==============

AMOUNTS APPLICABLE TO CLOSED BLOCK...........................................   $      73.4    $      52.4    $      38.6
                                                                               ============== ============== ==============

There were $105.1 million and $136.5 million in unfunded commitments outstanding at December 31, 2005 and 2004, respectively. Of these, $91.6 million and $83.0 million were applicable to the closed block.

In 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. We closed the sale of approximately 76% of these funds in 2005. The carrying value of the funds sold in 2005 was $98.8 million. A related pre-tax realized loss of $13.9 million was recognized in 2005.

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $14.3 million.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

We present affiliate debt securities in the available-for-sale debt securities caption. There were no affiliate debt securities held at December 31, 2005 or 2004.

CARRYING VALUE AND COST OF AFFILIATE SECURITIES:                                                  AS OF DECEMBER 31, 2003
($ amounts in millions)                                                                        -----------------------------
                                                                                                  CARRYING
                                                                                                    VALUE          COST
                                                                                               -------------- --------------

Aberdeen common stock.......................................................................    $      38.3    $      20.0
Other.......................................................................................            9.2           18.9
                                                                                               -------------- --------------
AFFILIATE EQUITY SECURITIES.................................................................    $      47.5    $      38.9
                                                                                               ============== ==============

The cost basis of Aberdeen common stock is adjusted to reflect an other-than-temporary impairment of $89.1 million, which we recognized as a realized investment loss in 2003.

SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                    2004           2003
                                                                                               -------------- --------------

Aberdeen common stock dividends.............................................................    $       3.0    $       2.7
Equity in Aberdeen undistributed loss.......................................................          (21.9)          (2.0)
Other.......................................................................................            1.7           (2.7)
                                                                                               -------------- --------------
AFFILIATE EQUITY SECURITIES INVESTMENT LOSS.................................................    $     (17.2)   $      (2.0)
                                                                                               ============== ==============

Aberdeen convertible notes and bonds........................................................    $       2.0    $       2.5
Aberdeen 5.875% convertible notes...........................................................           --              0.1
                                                                                               -------------- --------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME.................................................    $       2.0    $       2.6
                                                                                               ============== ==============

There were no earnings from affiliate debt securities during 2005.

ABERDEEN. As of December 31, 2004 and 2003, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its then outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

During 2003, we recorded a non-cash realized investment loss of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. In addition, as of December 31, 2003 we owned $27.5 million in Aberdeen convertible subordinated notes which were repaid in full to us on November 19, 2004. Concurrent with this paydown, we relinquished our contractual right to one of two Aberdeen board seats held related to our 16.5% equity interest in Aberdeen at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange as compared to our carrying under the equity method, are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of income for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method.

AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                                          YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Equity in undistributed earnings (losses) of affiliates......................   $      --      $     (12.3)   $       0.5
Unrealized gain on trading securities........................................          --             55.1           --
Realized investment loss.....................................................          (7.0)          --            (55.0)
                                                                               -------------- -------------- --------------
NET INCOME (LOSS)............................................................   $      (7.0)   $      42.8    $     (54.5)
                                                                               ============== ============== ==============

The carrying value of our equity investment in Aberdeen is $87.3 million at December 31, 2004 and is presented as a trading equity security on our consolidated balance sheet.

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, which resulted in an after-tax realized investment loss of $7.0 million. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

OTHER INVESTED ASSETS:                                                                               AS OF DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------

Transportation and other equipment leases...................................................    $      63.6    $      67.8
Separate account equity investments.........................................................           17.2           40.0
Mezzanine partnerships......................................................................           75.0           61.7
Affordable housing partnerships.............................................................           22.8           23.4
Derivative instruments (Note 12)............................................................            8.6           19.4
Other affiliate investments.................................................................            5.7            8.8
Real estate.................................................................................           64.6           70.1
Other partnership interests.................................................................           51.1           76.3
                                                                                               -------------- --------------
OTHER INVESTED ASSETS.......................................................................    $     308.6    $     367.5
                                                                                               ============== ==============

Amounts applicable to the closed block......................................................    $      69.3    $      60.0
                                                                                               ============== ==============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions on a first-in, first-out basis and when declines in fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

SOURCES OF NET INVESTMENT INCOME:                                                         YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $     797.3    $     774.4    $     767.0
Equity securities............................................................           6.3            3.2            2.1
Mortgage loans...............................................................          20.2           22.5           32.6
Venture capital partnerships.................................................          23.8           25.5           49.0
Affiliate equity securities..................................................          --             --             --
Policy loans.................................................................         165.8          167.1          171.7
Other investments............................................................          47.8           48.8           35.0
Cash and cash equivalents....................................................           6.0            4.4            6.8
                                                                               -------------- -------------- --------------
Total investment income......................................................       1,067.2        1,045.9        1,064.2
  Less:  Investment expenses.................................................           8.6           18.0           18.2
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,058.6        1,027.9        1,046.0
Debt and equity securities pledged as collateral (Note 7)....................          33.9           40.1           52.2
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME........................................................   $   1,092.5    $   1,068.0    $   1,098.2
                                                                               ============== ============== ==============

Amounts applicable to the closed block.......................................   $     556.5    $     560.0    $     573.1
                                                                               ============== ============== ==============

For 2005, 2004 and 2003, net investment income was lower by $15.4 million, $9.5 million and $10.4 million, respectively, due to non-income producing debt securities. Of these amounts, $12.1 million, $5.8 million and $5.5 million, respectively, related to the closed block.

SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt security impairments....................................................   $     (31.2)   $     (15.5)   $     (76.1)
Equity security impairments..................................................          (2.1)          (1.5)          (4.3)
Mortgage loan impairments....................................................          (0.8)          --             (4.1)
Venture capital partnership impairments......................................          --             --             (4.6)
Affiliate equity security impairments........................................          --            (11.0)         (96.9)
Other invested asset impairments.............................................          --             (3.3)         (16.5)
Debt and equity securities pledged as collateral impairments.................          (1.2)         (16.6)          (8.3)
                                                                               -------------- -------------- --------------
IMPAIRMENT LOSSES............................................................         (35.3)         (47.9)        (210.8)
                                                                               -------------- -------------- --------------
Debt security transaction gains..............................................          19.2           39.0           93.7
Debt security transaction losses.............................................         (37.2)         (10.6)         (28.9)
Equity security transaction gains............................................           5.8           17.7           58.8
Equity security transaction losses...........................................         (12.5)          (5.9)          (9.2)
Mortgage loan transaction gains (losses).....................................          --              0.2           (1.3)
Venture capital partnership transaction losses...............................         (13.9)          --             (9.7)
Affiliate equity security gains..............................................          14.4           --             --
Affiliate equity security losses.............................................         (10.7)          --             --
Real estate transaction losses...............................................          (0.6)          --             --
Debt and equity securities pledged as collateral gains.......................           2.5           --             --
Other invested asset transaction gains.......................................          15.1            5.5            9.4
                                                                               -------------- -------------- --------------
NET TRANSACTION GAINS (LOSSES)...............................................         (17.9)          45.9          112.8
                                                                               -------------- -------------- --------------
NET REALIZED INVESTMENT LOSSES...............................................   $     (53.2)   $      (2.0)   $     (98.0)
                                                                               -------------- -------------- --------------

Net realized investment losses...............................................   $     (53.2)   $      (2.0)   $     (98.0)
                                                                               -------------- -------------- --------------
Applicable closed block policyholder dividend obligation (reduction).........         (12.4)           3.7           (5.9)
Applicable deferred policy acquisition costs (benefit).......................         (14.7)          (0.4)          (4.1)
Applicable deferred income taxes (benefit)...................................           9.2            3.1          (35.6)
                                                                               -------------- -------------- --------------
Offsets to realized investment gains.........................................         (17.9)           6.4          (45.6)
                                                                               -------------- -------------- --------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME........................   $     (35.3)   $      (8.4)   $     (52.4)
                                                                               ============== ============== ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million and $5.9 million for 2004 and 2003, respectively. We did not have any impairments relating to our direct investments in the consolidated collateralized obligation trusts in 2005.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable DAC and applicable deferred income taxes.

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                           YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $    (313.0)   $     (27.1)   $     (66.1)
Equity securities............................................................           2.6            0.2          (27.7)
Debt and equity securities pledged as collateral.............................         (93.3)           7.8          116.4
Other investments............................................................          (7.5)          --              4.9
                                                                               -------------- -------------- --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)..........................   $    (411.2)   $     (19.1)   $      27.5
                                                                               ============== ============== ==============

Net unrealized investment gains (losses).....................................   $    (411.2)   $     (19.1)   $      27.5
                                                                               -------------- -------------- --------------
Applicable policyholder dividend obligation..................................        (194.8)           3.6          (45.5)
Applicable deferred policy acquisition costs.................................         (70.5)          (7.7)         (12.4)
Applicable deferred income tax benefit.......................................         (20.1)          (9.8)          (5.4)
                                                                               -------------- -------------- --------------
Offsets to net unrealized investment gains...................................        (285.4)         (13.9)         (63.3)
                                                                               -------------- -------------- --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)                             $    (125.8)   $      (5.2)   $      90.8
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)...........................  ============== ============== ==============

INVESTING CASH FLOWS

Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less.

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                   YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt security purchases......................................................   $  (4,500.4)   $  (4,052.9)   $  (5,385.4)
Equity security purchases....................................................        (150.8)         (66.3)        (125.4)
Venture capital partnership investments......................................         (65.7)         (59.3)         (41.6)
Other invested asset purchases...............................................         (87.3)         (25.8)         (27.2)
Policy loan advances, net....................................................         (48.3)          44.7          (31.9)
                                                                               -------------- -------------- --------------
INVESTMENT PURCHASES.........................................................   $  (4,852.4)   $  (4,159.6)   $  (5,611.5)
                                                                               ============== ============== ==============

Debt securities sales........................................................   $   2,925.8    $   2,405.2    $   2,124.7
Debt securities maturities and repayments....................................       1,367.6        1,483.0        1,792.0
Equity security sales........................................................         225.4          111.2          235.7
Mortgage loan maturities and principal repayments............................          79.2           77.2          180.3
Venture capital partnership capital distributions............................         185.9           59.4           54.2
Affiliate securities sales...................................................          --              1.0           --
Real estate and other invested assets sales..................................          17.8           76.8           30.3
                                                                               -------------- -------------- --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   4,801.7    $   4,213.8    $   4,417.2
                                                                               ============== ============== ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2005 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended 2005.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ amounts in millions)                                                             DEBT         LOANS AT
                                                                                 SECURITIES      CARRYING
                                                                                  AT COST          VALUE         TOTAL
                                                                               -------------- -------------- --------------

Due in one year or less......................................................   $     315.8    $      25.0    $     340.8
Due after one year through five years........................................       2,278.8           57.8        2,336.6
Due after five years through ten years.......................................       3,789.4           29.8        3,819.2
Due after ten years..........................................................       6,746.9           16.0        6,762.9
                                                                               -------------- -------------- --------------

TOTAL........................................................................   $  13,130.9    $     128.6    $  13,259.5
                                                                               ============== ============== ==============


4.   GOODWILL AND OTHER INTANGIBLE ASSETS

We do not record amortization expense on goodwill and other intangible assets with indefinite lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at least annually. To test for impairments, we calculate the fair value of the reporting unit based on the sum of a multiple of revenue and the fair value of the unit's tangible net assets. We compare the calculated fair value to the recorded values and record an impairment, if warranted.

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                     YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        -----------------------------------------------------------
($ amounts in millions)                                                      2005                          2004
                                                                ----------------------------- -----------------------------
                                                                     GROSS           NET           GROSS          NET
                                                                -------------- -------------- -------------- --------------

Goodwill.....................................................    $       5.8    $       4.5    $       5.8    $       4.5
Other........................................................            3.2            0.6            3.2            0.6
                                                                -------------- -------------- -------------- --------------
GOODWILL AND OTHER INTANGIBLE ASSETS.........................    $       9.0    $       5.1    $       9.0    $       5.1
                                                                ============== ============== ============== ==============

No amortization of intangible assets is expected over the next five years.


5.   FINANCING ACTIVITIES

INDEBTEDNESS

We record indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we determine the fair value of indebtedness based on contractual cash flows discounted at market rates.

INDEBTEDNESS:                                                                         AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                             2005                          2004
                                                                ----------------------------- -----------------------------
                                                                   CARRYING         FAIR         CARRYING        FAIR
                                                                     VALUE          VALUE          VALUE         VALUE
                                                                -------------- -------------- -------------- --------------

6.95% surplus notes..........................................    $      30.2    $      30.7    $      30.2    $      34.4
7.15% surplus notes..........................................          173.9          183.4          173.9          174.8
                                                                -------------- -------------- -------------- --------------
TOTAL INDEBTEDNESS...........................................    $     204.1    $     214.1    $     204.1    $     209.2
                                                                ============== ============== ============== ==============

Our 6.95% and 7.15% surplus notes are due December 1, 2006 and December 15, 2034, respectively. The carrying value of the 2034 notes is net of $1.1 million of unamortized original issue discount. Interest payments are at an annual rate of 6.95% and 7.15%, respectively, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The 6.95% notes have no early redemption provisions. The 7.15% notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York insurance law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% notes and recognized an after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued the $175.0 million 7.15% notes.

On November 22, 2004, The Phoenix Companies, Inc. entered into a $150.0 million three-year, unsecured senior revolving credit facility to replace our prior $150.0 million credit facility. Potential borrowers on the new credit line are The Phoenix Companies, Inc., Phoenix Investment Partners and Phoenix Life. The Phoenix Companies unconditionally guarantees any loans under this new facility to Phoenix Life and Phoenix Investment Partners. Base rate loans will bear interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans will bear interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. Phoenix Investment Partners has taken a $25 million draw on this facility at the Eurodollar rate.

INTEREST EXPENSE ON INDEBTEDNESS:                                                         YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

INTEREST EXPENSE INCURRED....................................................   $      14.7    $      12.8    $      12.2
                                                                               ============== ============== ==============
INTEREST PAID................................................................   $      14.6    $      12.6    $      12.2
                                                                               ============== ============== ==============


6.   SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


7.   INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
     OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, our asset management serves as the investment advisor to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the two in the table below. These eight collateralized obligation trusts are investment trusts with aggregate assets of $2.5 billion that are primarily invested in a variety of fixed income securities acquired from third parties. These collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties, as well as to our general account. Our asset management affiliates earned advisory fees of $8.8 million, $8.0 million and $10.4 million during the years ended December 31, 2005, 2004 and 2003, respectively. These advisory fees are either recorded as investment product fees for unconsolidated trusts or reflected as investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest related to third-party equity investments for consolidated trusts on our consolidated statement of income. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our general account direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the eight collateralized obligation trusts is $45.5 million at December 31, 2005 ($0.0 million of which relates to trusts that are consolidated). Of that exposure, $34.3 million ($0.0 million of which relates to trust that are consolidated) relates to investment grade debt securities and loss of management fees.

Prior to September 30, 2005, we consolidated Phoenix-Mistic 2002-1 CDO, Ltd., or Mistic, which was redeemed during the third quarter of 2005. Upon redemption, this issue was liquidated and the remaining assets of the trust, in excess of remaining liabilities, were distributed to the trust's equity investors, including us, pro rata based upon the amounts originally invested. Liquidation of this trust resulted in a reduction to zero of all of our assets, liabilities and accumulated other comprehensive income associated with this trust, with our share of the residual balance recorded to earnings. As a result of this liquidation, we recognized $3.4 million of prepayment fees, $3.9 million of realized investment gains and a reversal of $1.3 million of impairments taken previously under FIN 46-R when Mistic was consolidated on our balance sheet.

We consolidated two collateralized obligation trusts as of December 31, 2005 and three as of December 31, 2004 and 2003. As of December 31, 2005, our direct investment in the two consolidated collateralized obligation trusts is $0.0 million. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $5.0 million, $3.4 million and $3.6 million for the years ended December 31, 2005, 2004 and 2003, respectively, related to these consolidated obligation trusts.

Six variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $2.2 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $45.5 million ($34.3 million of which are investment grade debt securities at December 31, 2005). We recognized investment advisory fee revenues related to the unconsolidated variable interest entities of $3.9 million, $4.6 million and $6.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.

CONSOLIDATED VARIABLE INTEREST ENTITIES:                                                            AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I...............................................................................    $      54.2    $      94.4
Phoenix CDO II..............................................................................          267.8          294.5
Phoenix-Mistic 2002-1 CDO...................................................................           --            967.0
                                                                                               -------------- --------------
TOTAL.......................................................................................    $     322.0    $   1,355.9
                                                                                               ============== ==============

NON-RECOURSE COLLATERALIZED OBLIGATIONS
Phoenix CDO I (March 2011 maturity).........................................................    $      93.1    $     127.3
Phoenix CDO II (December 2012 mandatorily redeemable).......................................          296.8          329.4
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).........................................           --            898.5
                                                                                               -------------- --------------
TOTAL.......................................................................................    $     389.9    $   1,355.2
                                                                                               ============== ==============

Assets pledged as collateral consist of available-for-sale debt and equity securities at fair value of $304.4 million and $1,278.8 million at December 31, 2005 and 2004, respectively. In addition, cash and accrued investment income of $17.6 million and $77.1 million are included in these amounts at December 31, 2005 and 2004, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $371.2 million and $1,253.4 million at December 31, 2005 and 2004, respectively, and non-recourse derivative cash flow hedge liability of $18.7 million (notional amount of $210.8 million with maturity of June 1, 2009) and $101.8 million (notional amount of $1,118.2 million with maturities of 2005-2013) at December 31, 2004 and 2003, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $0.0 million and $37.7 million at December 31, 2005 and 2004, respectively.

Collateralized obligations for which PXP is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a significant amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse, to us, for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value and are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

                                                                                            AS OF AND FOR THE
EFFECT OF CONSOLIDATION OF COLLATERALIZED OBLIGATION TRUSTS:                              YEAR ENDED DECEMBER 31,
($ in millions)                                                                --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Increase (decrease) in net income or (increase) in net loss..................   $       1.3    $     (12.9)   $      (2.4)
                                                                               ============== ============== ==============
Reduction to stockholders' equity............................................   $     (67.9)   $     (67.5)   $     (77.3)
                                                                               ============== ============== ==============

The above non-cash credits (charges) to earnings and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The FASB continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES
PLEDGED AS COLLATERAL:                                                               AS OF DECEMBER 31,
($ in millions)                                                 -----------------------------------------------------------
                                                                             2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

Debt securities pledged as collateral........................    $     304.1    $     278.9    $   1,276.9    $   1,159.9
Equity securities pledged as collateral......................            0.3            0.3            1.9            0.4
                                                                -------------- -------------- -------------- --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $     304.4    $     279.2    $   1,278.8    $   1,160.3
                                                                ============== ============== ============== ==============


GROSS AND NET UNREALIZED GAINS AND LOSSES FROM
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:                                   AS OF DECEMBER 31,
($ in millions)                                                 -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                     GAINS         LOSSES          GAINS         LOSSES
                                                                -------------- -------------- -------------- --------------

Debt securities pledged as collateral........................    $      35.8    $     (10.6)   $     131.3    $     (14.3)
Equity securities pledged as collateral......................            0.1           (0.1)           1.6           (0.1)
                                                                -------------- -------------- -------------- --------------
TOTAL........................................................    $      35.9    $     (10.7)   $     132.9    $     (14.4)
                                                                ============== ============== ============== ==============
NET UNREALIZED GAINS.........................................    $      25.2                   $     118.5
                                                                ==============                ==============

AGING OF TEMPORARILY IMPAIRED DEBT AND
EQUITY SECURITIES PLEDGED AS COLLATERAL:                               AS OF DECEMBER 31, 2005
($ in millions)                              -----------------------------------------------------------------------------
                                                LESS THAN 12 MONTHS     GREATER THAN 12 MONTHS            TOTAL
                                             ------------------------- ------------------------- -------------------------
                                                 FAIR      UNREALIZED     FAIR       UNREALIZED     FAIR       UNREALIZED
                                                 VALUE       LOSSES       VALUE        LOSSES       VALUE        LOSSES
                                             ------------ ------------ ----------- ------------- ------------ ------------

Corporate                                     $      3.9   $    (1.0)   $     8.8   $     (1.5)   $    12.6    $    (2.5)
Mortgage-backed                                      1.3        (0.1)         9.1         (6.1)        10.4         (6.2)
Other asset-backed                                  --          --            2.2         (1.9)         2.2         (1.9)
                                             ------------ ------------ ----------- ------------- ------------ ------------
DEBT SECURITIES                               $      5.2   $    (1.1)   $    20.1   $     (9.5)   $    25.2    $   (10.6)
EQUITY SECURITIES PLEDGED AS COLLATERAL             --          --           --           (0.1)        --           (0.1)
                                             ------------ ------------ ----------- ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL                       $      5.2   $    (1.1)   $    20.1   $     (9.6)   $    25.2    $   (10.7)
                                             ============ ============ =========== ============= ============ ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totaled $10.7 million at December 31, 2005. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $8.7 million at December 31, 2005. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2005.

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES PLEDGED           -----------------------------------------------------------------------------
AS COLLATERAL:                                  LESS THAN 12 MONTHS      GREATER THAN 12 MONTHS           TOTAL
($ amounts in millions)                      ------------------------- ------------------------- -------------------------
                                                 FAIR      UNREALIZED     FAIR       UNREALIZED      FAIR      UNREALIZED
                                                 VALUE       LOSSES       VALUE        LOSSES        VALUE       LOSSES
                                             ------------ ------------ ----------- ------------- ------------ ------------

Corporate..................................   $     16.2   $    (0.2)   $    25.2   $     (4.0)   $    41.4    $    (4.2)
Mortgage-backed............................         --          --           23.9         (8.3)        23.9         (8.3)
Other asset-backed.........................         --          --           21.0         (1.8)        21.0         (1.8)
                                             ------------ ------------ ----------- ------------- ------------ ------------
DEBT SECURITIES............................   $     16.2   $    (0.2)   $    70.1   $    (14.1)   $    86.3    $   (14.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --          --           --           (0.1)        --           (0.1)
                                             ------------ ------------ ----------- ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     16.2   $    (0.2)   $    70.1   $    (14.2)   $    86.3    $   (14.4)
                                             ============ ============ =========== ============= ============ ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $14.3 million at December 31, 2004. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $7.8 million at December 31, 2004. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2004.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                 2005
($ in millions)                                                                                                    COST
                                                                                                              --------------

Due in one year or less                                                                                        $       4.8
Due after one year through five years                                                                                 70.7
Due after five years through ten years                                                                                32.6
Due after ten years                                                                                                  170.8
                                                                                                              --------------
TOTAL DEBT SECURITIES                                                                                          $     278.9
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2005 and 2004 is $0.3 million and $(0.7) million, respectively. See Note 3 to these financial statements for information on realized investment losses related to these CDOs.


8.   INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such benefits to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

ALLOCATION OF INCOME TAXES:                                                                YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $       6.6    $     (12.5)   $       1.5
  Deferred...................................................................          33.3           72.2            2.4
                                                                               -------------- -------------- --------------
  Continuing operations......................................................          39.9           59.7            3.9
  Equity in earnings of affiliates...........................................          --             (6.8)          (0.2)
                                                                               -------------- -------------- --------------
NET INCOME...................................................................          39.9           52.9            3.7
Other comprehensive income...................................................         (22.1)         (14.0)          (2.4)
                                                                               -------------- -------------- --------------
COMPREHENSIVE INCOME.........................................................   $      17.8    $      38.9    $       1.3
                                                                               ============== ============== ==============

INCOME TAXES PAID (REFUNDED).................................................   $     (14.1)   $       6.0    $       1.3
                                                                               ============== ============== ==============


EFFECTIVE INCOME TAX RATE:                                                                 YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Income from continuing operations before income taxes
  and minority interest......................................................   $     161.5    $     194.0    $      41.1
                                                                               -------------- -------------- --------------
Income taxes at statutory rate of 35.0%......................................          56.5           67.9           14.4
Investment income not subject to tax.........................................          (8.7)         (10.8)          (6.9)
Tax interest recoveries......................................................          (5.3)          --             (1.1)
Historic rehabilitation and other tax credits................................          (2.3)          --             --
Realized losses on available-for-sale securities pledged as collateral.......          (0.5)           4.5            0.9
Other, net...................................................................           0.2           (1.9)          (3.4)
                                                                               -------------- -------------- --------------
INCOME TAXES APPLICABLE TO CONTINUING OPERATIONS.............................   $      39.9    $      59.7    $       3.9
                                                                               ============== ============== ==============


DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                     YEAR ENDED
($ amounts in millions)                                                                                DECEMBER 31,
                                                                                               -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     233.8    $     214.1
Unearned premiums/deferred revenues.........................................................          108.2          118.1
Employee benefits...........................................................................           70.6           73.0
Intangible assets...........................................................................            2.3            2.6
Net operating and capital loss carryover benefits...........................................           25.4           29.9
Historic rehabilitation and other tax credits...............................................           18.7           12.3
Foreign tax credits carryover benefits......................................................            0.1            0.1
Other.......................................................................................            0.6            6.1
Valuation allowance.........................................................................           (1.1)          (1.1)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          458.6          455.1
                                                                                               -------------- --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (374.1)        (335.6)
Investments.................................................................................         (116.2)        (133.2)
Other.......................................................................................           --             (7.8)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (490.3)        (476.6)
                                                                                               -------------- --------------
DEFERRED INCOME TAX ASSETS (LIABILITIES)....................................................    $     (31.7)   $     (21.5)
                                                                                               ============== ==============

We have elected to file a consolidated federal income tax return for 2005 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2005, we had deferred tax assets of $12.9 million and $11.4 million related to net operating and capital losses, respectively, for federal income tax purposes and $1.1 million for state net operating losses. The related federal net operating losses of $36.9 million are scheduled to expire between the years 2017 and 2025. The federal capital losses of $32.5 million are scheduled to expire between 2009 and 2010. The state net operating losses of $15.1 million related to the non-life subgroup are scheduled to expire between 2019 and 2024. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $1.1 million and a $1.1 million valuation allowance at the end of 2005 and 2004, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2005, the deferred income tax assets of $18.7 million related to general business tax credits are expected to expire between 2022 and 2025.

As of December 31, 2005, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2005 and 2004 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution. Investment income not subject to tax for 2005 and 2004 included net tax expense of $1.3 and net tax benefit of $5.7 million, respectively, related to the anticipated resolution of certain tax matters with the IRS.


9.   EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this forgiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                               YEAR ENDED DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005            2004           2003
                                                                               -------------- -------------- --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.50%           5.75%          6.00%
Future compensation increase rate............................................       4.00%           4.00%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................      10.00%           8.50%          9.25%
Future health care cost increase rate, age 65 and older......................      12.25%          10.50%         11.25%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       5.75%           6.00%          6.50%
Future compensation increase rate............................................       4.00%           3.50%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................       8.50%           9.25%         10.00%
Future health care cost increase rate, age 65 and older......................      10.50%          11.25%         12.00%

CHANGES IN PENSION PLANS' ASSETS AND                                               YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  -----------------------------------------------------------
($ amounts in millions)                                                EMPLOYEE PLAN               SUPPLEMENTAL PLAN
                                                                ----------------------------- -----------------------------
                                                                     2005           2004           2005           2004
                                                                -------------- -------------- -------------- --------------

PLANS' ASSETS
Plan assets' actual gain (loss)..............................    $      24.5    $      44.3    $      --      $      --
Employer contributions.......................................           27.7            8.9            5.5            5.7
Participant benefit payments.................................          (26.0)         (25.7)          (5.5)          (5.7)
                                                                -------------- -------------- -------------- --------------
Change in plan assets........................................           26.2           27.5           --             --
Plan assets, beginning of year...............................          396.4          368.9           --             --
                                                                -------------- -------------- -------------- --------------
PLANS' ASSETS, END OF YEAR...................................    $     422.6    $     396.4    $      --      $      --
                                                                ============== ============== ============== ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (36.7)   $     (36.1)   $      (9.1)   $      (7.0)
Actuarial gain (loss)........................................          (13.3)         (35.5)         (18.3)         (11.2)
Curtailment gain (loss)......................................           --              7.5           --              2.7
Participant benefit payments.................................           26.0           25.7            5.5            5.7
Plan amendments..............................................           --             --             (1.5)          --
                                                                -------------- -------------- -------------- --------------
Change in projected benefit obligation.......................          (24.0)         (38.4)         (23.4)          (9.8)
Projected benefit obligation, beginning of year..............         (499.0)        (460.6)        (134.6)        (124.8)
                                                                -------------- -------------- -------------- --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (523.0)   $    (499.0)   $    (158.0)   $    (134.6)
                                                                ============== ============== ============== ==============


FUNDED STATUS OF PENSION PLANS:                                                   YEAR ENDED DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                        EMPLOYEE PLAN               SUPPLEMENTAL PLAN
                                                                ----------------------------- -----------------------------
                                                                    2005           2004           2005           2004
                                                                -------------- -------------- -------------- --------------

Excess of accrued pension benefit cost over amount
  contributed to plan........................................    $     (16.0)   $     (37.0)   $     (94.0)   $     (86.0)
Additional minimum liability.................................          (54.0)         (41.2)         (45.9)         (40.6)
                                                                -------------- -------------- -------------- --------------
Excess of accumulated benefit obligation over plan assets....          (70.0)         (78.2)        (139.9)        (126.6)
Intangible asset.............................................            7.0            8.0           --             --
Minimum pension liability adjustment in accumulated
  other comprehensive income.................................           47.0           33.2           45.9           40.6
                                                                -------------- -------------- -------------- --------------
Funding status recognized in balance sheet...................          (16.0)         (37.0)         (94.0)         (86.0)
                                                                -------------- -------------- -------------- --------------
Net unamortized loss.........................................          (77.4)         (57.6)         (66.5)         (52.6)
Unamortized prior service (cost) credit......................           (7.0)          (8.0)           2.5            4.0
                                                                -------------- -------------- -------------- --------------
Funding status unrecognized in balance sheet.................          (84.4)         (65.6)         (64.0)         (48.6)
                                                                -------------- -------------- -------------- --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS,
  END OF YEAR................................................    $    (100.4)   $    (102.6)   $    (158.0)   $    (134.6)
                                                                ============== ============== ============== ==============

The Phoenix Companies expects to contribute $1.9 million to the employee pension plan during 2006. The Phoenix Companies made payments totaling $27.7 million to the pension plan during 2005 including $5.7 million toward the estimated 2005 contribution and $22.0 million of additional contributions.

FUNDED STATUS OF OTHER POSTRETIREMENT BENEFIT PLANS:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                     2005           2004
                                                                                               -------------- --------------

Accrued benefit obligation included in other liabilities....................................    $     (84.9)   $     (88.0)
                                                                                               -------------- --------------
Net unamortized gain........................................................................            6.1           10.3
Unamortized prior service (costs) credits...................................................            6.4            7.4
                                                                                               -------------- --------------
Funding status unrecognized in balance sheet................................................           12.5           17.7
                                                                                               -------------- --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR............................    $     (72.4)   $     (70.3)
                                                                                               ============== ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $0.4 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded non-recurring expenses of $6.5 million ($4.2 million after income taxes), $31.8 million ($20.7 million after income taxes) and $5.2 million ($3.2 million after income taxes) in 2005, 2004 and 2003, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services. Reserves for management restructuring agreements are not material to our consolidated financial statements at December 31, 2004 and 2003.


10.  OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income. We also consider unrealized foreign currency losses when evaluating investments for impairment. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

SOURCES OF OTHER COMPREHENSIVE INCOME:                                  YEAR ENDED DECEMBER 31,
($ amounts in millions)                      -------------------------------------------------------------------------------
                                                        2005                      2004                      2003
                                             ------------------------- ------------------------- ---------------------------
                                                 GROSS         NET         GROSS         NET         GROSS         NET
                                             ------------ ------------- ------------ ------------ ------------- ------------

Unrealized gains (losses) on
  investments.............................    $   (435.9)  $   (157.0)   $     23.9   $     17.2   $    140.9    $    164.5
Net realized investment losses on
  available-for-sale securities included
  in net income...........................          24.7         31.2         (43.0)       (22.4)      (113.4)        (73.7)
                                             ------------ ------------- ------------ ------------ ------------- ------------
Net unrealized investment gains...........        (411.2)      (125.8)        (19.1)        (5.2)        27.5          90.8
Net unrealized foreign currency
  translation adjustment .................          (6.0)        (4.0)         (4.6)        (0.6)        11.9           8.2
Net unrealized derivative instruments
  gains (losses)..........................          82.8         82.8          13.1         13.3         35.9          36.6
                                             ------------ ------------- ------------ ------------ ------------- ------------
Other comprehensive income (loss).........        (334.4)  $    (47.0)        (10.6)  $      7.5         75.3    $    135.6
                                             ------------ ============= ------------ ============ ------------- ============
Applicable policyholder dividend
  obligation..............................        (194.8)                       3.6                     (45.5)
Applicable deferred policy acquisition
  cost amortization.......................         (70.5)                      (7.7)                    (12.4)
Applicable deferred income taxes
  (benefit)...............................         (22.1)                     (14.0)                     (2.4)
                                             -------------              -------------             -------------
Offsets to other comprehensive income.....        (287.4)                     (18.1)                    (60.3)
                                             -------------              -------------             -------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $    (47.0)                $      7.5                $    135.6
                                             =============              =============             =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                   AS OF DECEMBER 31,
($ amounts in millions)                                                 ----------------------------------------------------
                                                                                  2005                      2004
                                                                        ------------------------- --------------------------
                                                                           GROSS         NET         GROSS         NET
                                                                        ------------ ------------ ----------- --------------

Unrealized gains on investments....................................      $    307.7   $     26.9   $   718.9   $      152.7
Unrealized foreign currency translation adjustment.................            (0.3)        (0.8)        5.7            3.2
Unrealized losses on derivative instruments........................           (40.4)       (24.6)     (123.2)        (107.4)
                                                                        ------------ ------------ ----------- --------------
Accumulated other comprehensive income.............................           267.0   $      1.5       601.4   $       48.5
                                                                        ------------ ============ ----------- ==============
Applicable policyholder dividend obligation........................           241.5                    436.3
Applicable deferred policy acquisition costs.......................            15.9                     86.4
Applicable deferred income taxes...................................             8.1                     30.2
                                                                        ------------              -----------
Offsets to accumulated other comprehensive income..................           265.5                    552.9
                                                                        ------------              -----------
ACCUMULATED OTHER COMPREHENSIVE INCOME.............................      $      1.5                $    48.5
                                                                        ============              ===========


11.  DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. See Note 16 for further information regarding our discontinued reinsurance and group life and health operations.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


12.  DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

We recognize all derivative instruments on the balance sheet at fair value. Generally, we designate each derivative according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

DERIVATIVE INSTRUMENTS HELD IN                                                            AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                        ----------------------------------------------------
($ amounts in millions)                                                             2005                     2004
                                                                        -------------------------- -------------------------
                                                NOTIONAL
                                                 AMOUNT      MATURITY       ASSET      LIABILITY      ASSET      LIABILITY
                                             -------------- ----------- ------------- ------------ ------------ ------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30       2007      $       1.2   $     --     $      2.8   $     --
    Non-hedging derivative instruments....           360       2007              6.6          4.9         16.5         14.0
Other.....................................            75     2008-2014           0.8         --            0.1         --
                                             --------------             ------------- ------------ ------------ ------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      465                 $       8.6   $      4.9   $     19.4   $     14.0
                                             ==============             ============= ============ ============ ============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2005, 2004 and 2003. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $8.6 million as of December 31, 2005. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                        AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          -----------------------------------------------------------
($ amounts in millions)                                                     2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  CARRYING         FAIR         CARRYING         FAIR
                                                                    VALUE          VALUE          VALUE          VALUE
                                                                -------------- -------------- -------------- --------------

Cash and cash equivalents....................................    $     225.6    $     225.6    $     324.0    $     324.0
Debt securities (Note 3).....................................       13,402.6       13,402.6       13,473.6       13,473.6
Available-for-sale equity securities (Note 3)................          169.6          169.6          160.2          160.2
Trading equity securities....................................           --             --             87.3           87.3
Mortgage loans (Note 3)......................................          128.6          133.4          207.9          220.4
Debt and equity securities pledged as collateral (Note 7)....          304.4          304.4        1,278.8        1,278.8
Derivative financial instruments.............................            8.6            8.6           19.4           19.4
Policy loans (Note 3)........................................        2,245.0        2,347.4        2,196.7        2,318.0
                                                                -------------- -------------- -------------- --------------
FINANCIAL ASSETS.............................................    $  16,484.4    $  16,591.6    $  17,747.9    $  17,881.7
                                                                ============== ============== ============== ==============

Investment contracts (Note 2)................................    $   3,060.7    $   3,054.4    $   3,492.4    $   3,510.8
Non-recourse collateralized obligations (Note 7).............          389.9          322.0        1,355.2        1,355.9
Indebtedness (Note 5)........................................          204.1          214.1          204.1          209.2
Derivative financial instruments.............................            4.9            4.9           14.0           14.0
                                                                -------------- -------------- -------------- --------------
FINANCIAL LIABILITIES........................................    $   3,659.6    $   3,595.4    $   5,065.7    $   5,089.9
                                                                ============== ============== ============== ==============


13.  PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

STATUTORY FINANCIAL DATA:                                                              AS OF AND FOR THE YEARS ENDED
($ amounts in millions)                                                                         DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Statutory capital, surplus, and surplus notes................................   $     885.5    $     814.6    $     762.9
Asset valuation reserve (AVR)................................................         210.7          213.6          198.6
                                                                               -------------- -------------- --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,096.2    $   1,028.2    $     961.5
                                                                               ============== ============== ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $     106.2    $      35.1    $      69.7
                                                                               ============== ============== ==============
STATUTORY NET INCOME.........................................................   $      61.0    $      47.1    $      21.5
                                                                               ============== ============== ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2005 and 2004.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $35.1 million in 2005 and is able to pay $88.6 million in dividends in 2006 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $88.6 million in 2006, would be subject to the discretion of the New York Superintendent of Insurance.


14.  PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                             AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                                 CARRYING                      CARRYING
                                                                    COST           VALUE          COST           VALUE
                                                                -------------- -------------- -------------- --------------

Real estate..................................................    $     101.1    $      34.9    $     116.0    $      45.7
Equipment....................................................          185.4           34.8          168.7           23.6
                                                                -------------- -------------- --------------
                                                                                                             --------------
Premises and equipment cost and carrying value...............          286.5    $      69.7          284.7    $      69.3
                                                                               ==============                ==============
Accumulated depreciation and amortization....................         (216.8)                       (215.4)
                                                                --------------                --------------
PREMISES AND EQUIPMENT.......................................    $      69.7                   $      69.3
                                                                ==============                ==============

Depreciation and amortization expense for premises and equipment for 2005, 2004 and 2003 totaled $9.2 million, $11.3 million and $16.2 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $2.4 million, $6.7 million and $11.7 million in 2005, 2004 and 2003, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $34.1 million as of December 31, 2005, payable as follows: 2006, $8.5 million; 2007, $7.8 million; 2008, $6.1 million; 2009, $3.4 million; 2010, $3.1 million; and thereafter, $5.2 million.


15.  RELATED PARTY TRANSACTIONS

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $9.4 million, $8.2 million and $8.2 million for 2005, 2004 and 2003, respectively. Amounts payable to the affiliated investment advisors were $0.9 million and $1.1 million, as of December 31, 2005 and 2004, respectively. Variable product separate accounts fees were $1.2 million, $3.2 million and $2.6 million for 2005, 2004 and 2003, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest was payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5%, 3% and 3% for the years ended December 31, 2005, 2004 and 2003, respectively. On December 31, 2005, Phoenix Life entered into a new $69.0 million five-year subordinated loan agreement with Phoenix Investment Partners to replace the prior agreement. The new loan agreement requires quarterly principal payments of $3 million beginning at the closing date with all remaining principal amounts due December 31, 2010. Interest is payable quarterly in arrears at an annual rate of 6.55%.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $45.3 million, $51.8 million and $51.9 million for 2005, 2004 and 2003, respectively. Amounts payable to PEPCO were $5.1 million and $6.0 million, as of December 31, 2005 and 2004, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than five percent of The Phoenix Companies' outstanding common stock. During 2005, 2004 and 2003, we incurred $37.6 million, $32.4 million and $25.8 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees. Amounts payable to State Farm were $1.9 million as of both December 31, 2005 and 2004.


16.  CONTINGENT LIABILITIES

In addition to the matters discussed below, we are, in the normal cause of business, involved in litigation both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or taxpayer. In addition, various regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance and securities laws. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows.

Over the past few years, there has been a significant increase in federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including late-trading and valuation issues. Our affiliated companies' asset management products, which we offer through the separate accounts associated with certain of our variable life insurance policies and variable annuity products, entitle us to impose restrictions on frequent exchanges and trades in the mutual funds and on transfers between sub-accounts and variable products. We, like many others in the financial services industry, have received requests for information from the SEC and state authorities, in each case requesting documentation and other information regarding various mutual fund regulatory issues. We continue to cooperate fully with these regulatory agencies in responding to these requests.

Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

In 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We cooperated fully and have had no further inquiry since filing our response.

In 2005, we received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. We cooperated fully and have had no further inquiry since responding.

These types of lawsuits and regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including reserves for amounts recoverable from retrocessionaires, were $60.0 million as of December 31, 2005. Our total amounts recoverable from retrocessionaires related to paid losses were $20.0 million as of December 31, 2005. We did not recognize any gains or losses related to our discontinued group accident and health reinsurance business during the years ended December 31, 2005, 2004 and 2003, respectively.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, as well as the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers), the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material effect on our financial position.

Additional information with respect to our group accident and health reinsurance run-off exposures follows:

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc., or Unicover. Unicover organized and managed a group, or pool, of insurance companies, or Unicover pool, and two other facilities, or Unicover facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed.

We have been involved in disputes relating to the activities of Unicover. Most of the disputes have been resolved by settlement or arbitration. The amounts paid and the results achieved in the settlements and arbitration decision were consistent with the amounts previously reflected in our consolidated financial statements.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. We have been involved in disputes with certain of our own retrocessionaires who had sought on various grounds to avoid paying any amounts to us. Most of those disputes, including the matter described below, have been resolved. The amounts received and the results achieved in the settlements and arbitration decisions were consistent with the amounts previously reflected in our consolidated financial statements.

As of December 31, 2005, we have resolved a dispute with a retrocessionaire that had been the subject of arbitration initiated by the retrocessionaire in 2000. We had previously received favorable decisions from an arbitration panel and the English Court of Appeals that have resulted in payments by the retrocessionaire totaling $65.0 million, including $50.0 million during 2005. In July 2005, an arbitration panel determined that the retrocessionaire was not liable for certain billings related to a commutation totaling $25.0 million. We were denied permission to appeal this decision. As of December 31, 2005, the retrocessionaire is current in respect of the reinsurance recoverable balance on this contract.

Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our remaining retrocessionaires disputes and successfully avoids its obligations. At this stage, we cannot estimate the amount at risk related to these potential disputes with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and business not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the London reinsurance market in which we participated from 1994 to 1997. These disputes involve multiple layers of reinsurance and allegations that the reinsurance programs created by the brokers involved in placing those layers were interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, we and many of these companies have participated in negotiations that have resulted in settlements of disputes relating to the 1994 and 1995 contract years. The amounts paid and the results achieved in the 1994 and 1995 contract year settlements are consistent with the amounts previously reflected in our consolidated financial statements. Although we are vigorously defending our contractual rights in respect of the 1996 and 1997 contract year disputes, we remain actively involved in attempts to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the remaining amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). However, it is our opinion based on current information that amounts included in our reserves as of December 31, 2005 are adequate with respect to the 1996 and 1997 contract year disputes.


17.  OTHER COMMITMENTS

During the normal course of business, the Company enters into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2005, the Company had committed $166.3 million under such investments, of which $64.8 million is expected to be disbursed by December 31, 2006.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote. The unfunded commitments were $30.2 million at December 31, 2005.

================================================================================
                            PHOENIX EXECUTIVE VUL(R)
================================================================================
                                                                     [VERSION C]
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2006

                                  ------------

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Phoenix Executive VUL(R) prospectus of the same date. You may obtain a copy of the prospectus without charge by writing us at the address given below. Defined terms used in the current prospectus are incorporated herein by reference.

                                  ------------

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Phoenix Life Insurance Company............................................   2

Phoenix Life Variable Universal Life Account..............................   2

The Policy................................................................   2

Servicing Agent...........................................................   3


Underwriter...............................................................   3


Performance History.......................................................   3

Safekeeping of the Separate Account's Assets..............................   6

State Regulation..........................................................   6

Reports...................................................................   6

Experts ..................................................................   6

Separate Account Financial Statements.....................................SA-1

Company Financial Statements.............................................. F-1

                                 --------------

If you have any questions, please contact us at:

[envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
            P.O. Box 8027
            Boston, MA 02266-8027

[telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
            (800) 417-4769

PHOENIX LIFE INSURANCE COMPANY
------------------------------


Phoenix Life Insurance Company ("Phoenix") is a New York Stock Insurance Company incorporated on May 1, 1851 and is a wholly owned subsidiary of The Phoenix Companies, Inc. a publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
--------------------------------------------

Phoenix established the ("Separate Account") as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

New York law requires all income, gains or losses of the Separate Account be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Separate Account.

REINVESTMENT AND REDEMPTION

All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS

We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES

We establish the unit value of each subaccount of the Separate Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

    (A) + (B)
    ---------  - (D) where:
       (C)

(A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) = The amount of any dividend capital gain distribution received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) = The Daily Tax Fee. This charge is currently zero, however, we reserve the right to charge the approximate amount of taxes and reserves for taxes on investment income and realized and unrealized capital gains and any other amount as may be assessed as a result of a change in any tax laws.

THE POLICY
----------

The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium (total premium less the Premium Expense Charge) applied to that subaccount by the unit value of the subaccount on the payment date.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT

The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE

We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY

We may not contest this policy or any attached rider after it has been in force for 2 years provided the person insured is alive during that time.

MISSTATEMENT OF AGE OR SEX

If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS

This is a nonparticipating policy and does not pay dividends.

REDUCTION IN CHARGES

Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the size or nature of such policy or policies will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond] the number of insureds,

[diamond] total premiums expected to be paid,

[diamond] total assets under management for the policyowner,

[diamond] the nature of the relationship among individual insureds,

[diamond] the purpose for which the policies are being purchased,

[diamond] where there is a preexisting relationship with us, such as being an employee of Phoenix or its affiliates and their spouses; or employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

[diamond] internal transfers from other policies or contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate, and

[diamond] other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

SERVICING AGENT
---------------


    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2006 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


------------------------------- --------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
------------------------------- --------------------------
             2003                     $1.7 Million
------------------------------- --------------------------
             2004                     $2.2 Million
------------------------------- --------------------------

             2005                     $1.9 Million

------------------------------- --------------------------

UNDERWRITER
-----------


Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated November 1, 2000. Its principal business address is One American Row, Hartford, CT 06103-2899. PEPCO is a directly wholly owned subsidiary of Phoenix Investment Partners, Inc. ("PXP"). PXP is an indirectly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.

PEPCO, an affiliate of Phoenix, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix. The basis of the mortality rates guaranteed in the policy is the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications.


PERFORMANCE HISTORY
-------------------

The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:


The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2005:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:..............$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:..........................$1.000700
Calculation:
   Ending account value............................. $1.000700
   Less beginning account value......................$1.000000
   Net change in account value.......................$0.000700
Base period return:
   (adjusted change/beginning account value).........$0.000700
Current annual yield = return x (365/7) =................3.65%
Effective annual yield = [(1 + return)365/7] - 1 =.......3.79%



The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.


Non-standardized performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Non-standardized performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.


Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.


--------------------------------------------------------------------------------------------------------------
                NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------
  SERIES                                           INCEPTION DATE   1 YEAR   5 YEARS  10 YEARS SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     5/5/1993      8.83%    -2.70%    5.99%       8.99%
--------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                              5/2/1994      5.31%    -1.44%    7.46%       9.05%
--------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                     9/10/2001      7.62%                          9.67%
--------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             1/25/1995     14.45%    -1.51%   10.13%      14.92%
--------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              10/1/1997      4.68%     0.24%                4.61%
--------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II      3/28/1994      2.03%     4.78%    5.43%       5.58%
--------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     3/1/1994      2.66%     7.33%    5.89%       6.28%
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                  11/3/1997     16.85%     6.55%                9.26%
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio           11/3/1997      8.86%     0.19%                1.50%
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                         11/3/1997      5.67%    -3.61%                4.41%
--------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                        1/6/1999      1.60%     8.82%                8.51%
--------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         11/8/1996     10.55%     8.03%                9.50%
--------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund          9/27/1996     27.43%    17.41%                2.98%
--------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     5/11/1992     10.17%     3.38%    8.10%       9.34%
--------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      3/15/1994      8.86%     6.07%    9.38%       9.24%
--------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                 11/4/1997      3.99%     9.87%                8.49%
--------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                  12/3/2001      1.31%                          8.53%
--------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio              12/11/1989      3.25%     3.10%   10.22%      11.94%
--------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                   9/15/1999      8.22%    10.30%               15.34%
--------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio               7/11/2002      2.90%                         10.80%
--------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                8/2/2002      8.15%                         14.76%
--------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA              9/18/2001      4.86%                          4.96%
--------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                 7/13/2000     14.06%     5.72%                3.79%
--------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA             7/16/2001      9.71%                         11.90%
--------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                        12/31/1982      3.71%    -7.49%    2.50%      11.43%
--------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                          3/2/1998      4.18%    -6.30%                4.92%
--------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                        1/29/1996      1.18%    -7.11%                5.96%
--------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  5/1/1990     18.57%     4.09%    8.53%       7.92%
--------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                            12/15/1999      8.85%    -5.77%               -5.74%
--------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                 8/12/2002     15.64%                         19.48%
--------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series      7/14/1997      3.69%    -0.68%                4.20%
--------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    5/1/1995     15.10%    20.70%   16.22%      16.90%
--------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                3/2/1998      4.80%     0.98%                4.22%
--------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series              8/15/2000      9.34%    -1.74%               -4.58%
--------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          9/17/1984      1.79%     3.39%    7.72%      10.44%
--------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   10/8/1982      2.58%     1.85%    3.53%       5.27%
--------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series     12/31/1982      1.78%     7.77%    6.93%       9.17%
--------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series    6/2/2003      1.36%                          3.74%
--------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                 8/12/2002     -0.91%                          5.51%
--------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series          8/12/2002      9.10%                         16.27%
--------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series     8/12/2002      8.65%                         14.14%
--------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                       12/15/1999      1.05%     1.37%                0.59%
--------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series           8/15/2000      1.24%    -7.07%              -14.23%
--------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         3/2/1998      7.73%    15.51%                8.62%
--------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series     11/20/2000      7.46%    14.96%               16.02%
--------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                     3/2/1998      5.43%    -1.14%                7.17%
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                         5/1/2003     -5.24%                         -6.31%
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         5/7/1997      3.96%    -4.01%                2.81%
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund              5/1/2002     13.71%                          6.71%
--------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio            4/30/2003      7.38%                         13.54%
--------------------------------------------------------------------------------------------------------------
Wanger International Select                            2/1/1999     16.43%     4.91%               12.81%
--------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         5/1/1995     21.53%     9.84%   14.74%      16.96%
--------------------------------------------------------------------------------------------------------------
Wanger Select                                          2/1/1999     10.49%    11.67%               14.52%
--------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          5/1/1995     11.25%    11.81%   15.27%      15.89%
--------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

      The Dow Jones Industrial Average(SM)  (DJIA)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      Standard & Poor's 500(R) Index (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

      Barron's
      Business Week
      Changing Times
      Consumer Reports
      Financial Planning
      Financial Services Weekly
      Forbes
      Fortune
      Investor's Business Daily
      Money
      The New York Times
      Personal Investor
      Registered Representative
      U.S. News and World Report
      The Wall Street Journal

The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.


The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.


Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or us at the address on page one.


SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
--------------------------------------------


We hold the Separate Account's assets separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


STATE REGULATION
----------------


We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include any supervision over the investment policies of the Account.

REPORTS
-------

We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

EXPERTS
-------


The financial statements of Phoenix Life Variable Universal Life Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Kathleen A. McGah, Vice President and Counsel and Brian Giantonio, Vice President and Counsel, Phoenix Life Insurance Company, have provided opinions on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.

A N N U A L  R E P O R T




                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT




                                                               DECEMBER 31, 2005










                                [LOGO]PHOENIX(R)

                   OL4262(C) 2006 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005


                                                   AIM V.I. CAPITAL    AIM V.I. MID CAP                       ALGER AMERICAN
                                                    APPRECIATION -       CORE EQUITY -    AIM V.I. PREMIER  LEVERAGED ALLCAP -
                                                       CLASS I              CLASS I       EQUITY - CLASS I        CLASS O
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $     7,262,201     $     5,136,489    $     4,456,839    $     12,856,088
       Shares                                     {        294,255}   {        377,406}  {        199,679}  {         369,640}
       Cost                                       {$     5,971,213}   {$     5,055,127}  {$     4,132,497}  {$      9,715,185}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $     7,262,201     $     5,136,489    $     4,456,839    $     12,856,088

Liabilities:
    Payable to Phoenix Life Insurance Company      $           139     $            98    $            72    $            233
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $     7,262,062     $     5,136,391    $     4,456,767    $     12,855,855
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                              7,454,475           4,726,074          4,871,286          18,062,708
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.06     $          1.10    $          0.92    $           0.96
             Estate Edge(R)                        $          0.95     $          1.09    $          0.89    $           0.66
             Estate Strategies                     $          1.04     $          1.09    $           -      $            -
             Executive Benefit                     $          1.06     $           -      $          0.92    $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          0.97     $          1.09    $          0.92    $           0.68
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          1.04     $          1.09    $           -      $           0.70
             The Phoenix Edge(R)--SPVL             $          1.06     $          1.10    $          0.92    $           0.92


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                                           ANCHOR AND
                                                    ANCHOR - CAPITAL     GOVERNMENT AND                       ANCHOR - GROWTH
                                                      APPRECIATION-       QUALITY BOND     ANCHOR - GROWTH       AND INCOME
                                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $     2,987,618     $       422,024    $     2,424,601    $        275,475
       Shares                                     {         81,207}   {         28,548}  {         85,999}  {          24,673}
       Cost                                       {$     2,644,663}   {$       410,548}  {$     2,290,664}  {$        313,944}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $     2,987,618     $       422,024    $     2,424,601    $        275,475

Liabilities:
    Payable to Phoenix Life Insurance Company      $           -       $           -      $           -      $            -
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $     2,987,618     $       422,024    $     2,424,601    $        275,475
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                                 32,844               9,525             26,964               7,122
                                                   =================   =================  =================  =================

          Unit Value
             RSVP Variable Life                    $         97.37     $         30.61    $         61.23    $          39.94
             ICAP Plus Variable Life               $         90.85     $         44.36    $         92.17    $          38.60


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)

                                                   ANCHOR - MONEY      ANCHOR - MULTI     ANCHOR - NATURAL   ANCHOR - STRATEGIC
                                                        MARKET              ASSET             RESOURCES         MULTI-ASSET
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $       527,426     $     2,864,220    $       796,132    $      1,643,738
       Shares                                     {        527,426}   {        375,515}  {         18,205}  {         189,521}
       Cost                                       {$       527,426}   {$     3,882,122}  {$       418,401}  {$      1,754,201}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $       527,426     $     2,864,220    $       796,132    $      1,643,738

Liabilities:
    Payable to Phoenix Life Insurance Company      $           -       $           -      $           -      $            -
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $       527,426     $     2,864,220    $       796,132    $      1,643,738
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                                 23,622              71,183             11,197              39,103
                                                   =================   =================  =================  =================

          Unit Value
             RSVP Variable Life                    $         18.52     $         40.45    $         68.29    $          44.10
             ICAP Plus Variable Life               $         22.84     $         40.23    $         71.53    $          41.85


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                    FEDERATED FUND     FEDERATED HIGH                          FIDELITY VIP
                                                         FOR          INCOME BOND FUND     FIDELITY VIP          GROWTH
                                                   U.S. GOVERNMENT       II - PRIMARY     CONTRAFUND(R) -    OPPORTUNITIES -
                                                    SECURITIES II          SHARES          SERVICE CLASS      SERVICE CLASS
                                                      SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $    35,456,607     $    12,943,490    $    54,365,630    $      3,630,624
       Shares                                     {      3,121,180}   {      1,672,286}  {      1,757,699}  {         209,499}
       Cost                                       {$    35,653,271}   {$    12,873,802}  {$    40,763,690}  {$      2,986,132}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $    35,456,607     $    12,943,490    $    54,365,630    $      3,630,624

Liabilities:
    Payable to Phoenix Life Insurance Company      $           632     $           270    $         1,011    $             68
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $    35,455,975     $    12,943,220    $    54,364,619    $      3,630,556
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             26,910,333          10,443,985         42,539,853           4,209,445
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.30     $          1.40    $          1.45    $           1.12
             Estate Edge(R)                        $          1.34     $          1.23    $          1.22    $           0.83
             Estate Strategies                     $          1.20     $          1.37    $          1.50    $            -
             Executive Benefit                     $          1.22     $           -      $          1.53    $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          1.35     $          1.23    $          1.23    $           0.83
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          1.21     $          1.27    $          1.40    $            -
             The Phoenix Edge(R)--SPVL             $          1.25     $          1.33    $          1.52    $           1.12


                        See Notes to Financial Statements
                                      SA-4

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                     FIDELITY VIP                                              LORD ABBETT
                                                       GROWTH -             LAZARD          LORD ABBETT         GROWTH AND
                                                       SERVICE            RETIREMENT      BOND-DEBENTURE         INCOME -
                                                        CLASS             SMALL CAP         - CLASS VC           CLASS VC
                                                      SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $    16,886,777     $     2,012,180    $     4,221,375    $     20,019,222
       Shares                                     {        503,182}   {        123,371}  {        367,396}  {         765,261}
       Cost                                       {$    14,349,487}   {$     1,963,050}  {$     4,271,190}  {$     20,176,859}
                                                   ---------------   -----------------  -----------------  -----------------
    Total Assets                                   $    16,886,777     $     2,012,180    $     4,221,375    $     20,019,222

Liabilities:
    Payable to Phoenix Life Insurance Company      $           329     $            41    $            67    $            392
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $    16,886,448     $     2,012,139    $     4,221,308    $     20,018,830
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             24,379,441           1,834,389          4,111,653          19,010,539
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          0.80     $          1.10    $          1.03    $           1.06
             Estate Edge(R)                        $          0.67     $          1.10    $          1.03    $           1.05
             Estate Strategies                     $          0.92     $          1.10    $          1.03    $           1.06
             Executive Benefit                     $           -       $           -      $           -      $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          0.68     $          1.10    $          1.03    $           1.05
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          0.81     $           -      $          1.03    $           1.05
             The Phoenix Edge(R)--SPVL             $          0.81     $          1.10    $          1.03    $           1.06


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                     LORD ABBETT         MUTUAL SHARES        PHOENIX            PHOENIX
                                                       MID-CAP           SECURITIES -         MID-CAP           STRATEGIC
                                                   VALUE - CLASS VC         CLASS 2            GROWTH             THEME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $     9,721,940     $    32,505,197    $    18,486,826    $     21,828,607
       Shares                                     {        460,974}   {      1,788,949}  {      1,429,873}  {       2,089,486}
       Cost                                       {$     9,325,892}   {$    28,140,577}  {$    21,809,089}  {$     35,033,806}
                                                   -----------------   -----------------  ----------------  -----------------
    Total Assets                                   $     9,721,940     $    32,505,197    $    18,486,826    $     21,828,607

Liabilities:
    Payable to Phoenix Life Insurance Company      $           196     $           611    $           390    $            474
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $     9,721,744     $    32,504,586    $    18,486,436    $     21,828,133
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                              8,949,199          19,750,970         14,325,844          14,790,132
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.09     $          1.35    $          0.73    $           0.69
             Estate Edge(R)                        $          1.09     $          1.72    $          1.31    $           1.50
             Estate Strategies                     $          1.09     $          1.33    $           -      $            -
             Executive Benefit                     $           -       $          1.35    $          0.80    $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          1.09     $          1.70    $          1.34    $           1.50
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          1.09     $          1.56    $          1.24    $           1.54
             The Phoenix Edge(R)--SPVL             $          1.09     $          1.40    $          0.74    $           0.67


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                                                 PHOENIX-
                                                       PHOENIX-                             PHOENIX-ALGER       ALLIANCE/
                                                       ABERDEEN           PHOENIX-AIM         SMALL-CAP         BERNSTEIN
                                                     INTERNATIONAL          GROWTH             GROWTH         ENHANCED INDEX
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $    74,717,463     $    21,629,692    $     3,328,682    $     39,178,936
       Shares                                     {      5,229,599}   {      3,099,096}  {        213,178}  {       3,462,029}
       Cost                                       {$    71,095,642}   {$    25,472,186}  {$     3,009,076}  {$     43,758,325}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $    74,717,463     $    21,629,692    $     3,328,682    $     39,178,936

Liabilities:
    Payable to Phoenix Life Insurance Company      $         1,606     $           454    $            67    $            830
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $    74,715,857     $    21,629,238    $     3,328,615    $     39,178,106
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             26,527,488          33,049,133          1,868,020          29,693,543
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.26     $          0.86    $          1.83    $           0.95
             Estate Edge(R)                        $          2.90     $          0.63    $          1.78    $           1.34
             Estate Strategies                     $          1.46     $          0.85    $          1.80    $            -
             Executive Benefit                     $           -       $          0.82    $           -      $           1.03
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          2.89     $          0.66    $          1.78    $           1.34
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          3.04     $          0.64    $           -      $           1.31
             The Phoenix Edge(R)--SPVL             $          1.21     $          0.70    $          1.83    $           1.00


                        See Notes to Financial Statements
                                      SA-7

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                     PHOENIX-DUFF &
                                                   PHELPS REAL ESTATE   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN
                                                       SECURITIES        CAPITAL GROWTH   GROWTH AND INCOME   SMALL-CAP GROWTH
                                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $    35,760,273     $   186,649,857    $    32,167,322    $      6,150,567
       Shares                                     {      1,259,830}   {     12,638,223}  {      2,569,503}  {         791,690}
       Cost                                       {$    23,345,463}   {$   231,840,343}  {$    29,992,821}  {$      4,767,782}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $    35,760,273     $   186,649,857    $    32,167,322    $      6,150,567

Liabilities:
    Payable to Phoenix Life Insurance Company      $           716     $         4,075    $           659    $            128
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $    35,759,557     $   186,645,782    $    32,166,663    $      6,150,439
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                              9,162,604          51,064,098         25,382,276           8,687,061
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          2.67     $          0.91    $          1.09    $           0.95
             Estate Edge(R)                        $          4.10     $          3.70    $          1.24    $           0.64
             Estate Strategies                     $          2.45     $           -      $          1.07    $            -
             Executive Benefit                     $          2.49     $           -      $           -      $           1.14
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          4.10     $          3.70    $          1.30    $           0.72
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          4.22     $          3.91    $          1.23    $           1.09
             The Phoenix Edge(R)--SPVL             $          2.63     $          0.62    $          1.21    $           1.12


                        See Notes to Financial Statements
                                      SA-8

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                   PHOENIX-ENGEMANN                                           PHOENIX-GOODWIN
                                                      STRATEGIC        PHOENIX-ENGEMANN   PHOENIX-GOODWIN      MULTI-SECTOR
                                                      ALLOCATION        VALUE EQUITY       MONEY MARKET        FIXED INCOME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $    76,321,204     $    37,974,837    $    58,624,848    $     81,241,896
       Shares                                     {      5,540,037}   {      2,764,768}  {      5,862,485}  {       8,890,407}
       Cost                                       {$    76,694,471}   {$    34,543,528}  {$    58,624,848}  {$     82,665,251}
    Dividends receivable                           $           -       $           -      $         5,913    $            -
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $    76,321,204     $    37,974,837    $    58,630,761    $     81,241,896

Liabilities:
    Payable to Phoenix Life Insurance Company      $         1,621     $           748    $         1,151    $          1,533
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $    76,319,583     $    37,974,089    $    58,629,610    $     81,240,363
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             19,363,526          25,376,307         35,904,556          24,918,631
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.19     $          0.98    $          1.11    $           1.41
             Estate Edge(R)                        $          4.17     $          1.56    $          1.72    $           3.38
             Estate Strategies                     $          1.15     $          1.03    $          1.05    $           1.38
             Executive Benefit                     $          1.19     $          1.02    $          1.08    $           1.41
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          4.17     $          1.60    $          1.73    $           3.38
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          4.43     $          1.55    $          2.14    $           3.86
             The Phoenix Edge(R)--SPVL             $          1.18     $          0.98    $          1.10    $           1.47


                        See Notes to Financial Statements
                                      SA-9

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                    PHOENIX-GOODWIN                         PHOENIX-KAYNE      PHOENIX-LAZARD
                                                   MULTI-SECTOR SHORT   PHOENIX-KAYNE     SMALL-CAP QUALITY    INTERNATIONAL
                                                      TERM BOND        RISING DIVIDENDS         VALUE          EQUITY SELECT
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $     9,461,121     $     2,589,788    $     3,392,149    $     11,636,346
       Shares                                     {        953,271}   {        226,684}  {        222,139}  {         773,622}
       Cost                                       {$     9,568,412}   {$     2,446,944}  {$     2,893,561}  {$      9,644,664}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $     9,461,121     $     2,589,788    $     3,392,149    $     11,636,346

Liabilities:
    Payable to Phoenix Life Insurance Company      $           180     $            51    $            67    $            220
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $     9,460,941     $     2,589,737    $     3,392,082    $     11,636,126
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                              8,761,492           2,212,481          2,086,205           7,610,721
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.10     $          1.20    $          1.67    $           1.57
             Estate Edge(R)                        $          1.08     $          1.17    $          1.62    $           1.52
             Estate Strategies                     $          1.09     $          1.18    $           -      $            -
             Executive Benefit                     $           -       $           -      $           -      $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          1.08     $          1.17    $          1.62    $           1.52
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          1.09     $          1.18    $          1.64    $           1.54
             The Phoenix Edge(R)--SPVL             $          1.10     $          1.20    $          1.67    $           1.57



                        See Notes to Financial Statements
                                      SA-10

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                           PHOENIX-SANFORD    PHOENIX-SANFORD
                                                   PHOENIX-NORTHERN    PHOENIX-NORTHERN   BERNSTEIN MID-CAP   BERNSTEIN SMALL-
                                                        DOW 30        NASDAQ-100 INDEX(R)      VALUE            CAP VALUE
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $     7,873,562     $     7,135,005    $    34,422,268    $     21,153,954
       Shares                                     {        851,786}   {      1,637,389}  {      2,456,078}  {       1,242,863}
       Cost                                       {$     7,284,057}   {$     6,991,024}  {$    26,941,857}  {$     16,900,053}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $     7,873,562     $     7,135,005    $    34,422,268    $     21,153,954

Liabilities:
    Payable to Phoenix Life Insurance Company      $           154     $           150    $           697    $            426
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $     7,873,408     $     7,134,855    $    34,421,571    $     21,153,528
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                              7,887,390          16,363,811         19,165,580          10,409,729
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.08     $          0.55    $          1.94    $           1.87
             Estate Edge(R)                        $          1.05     $          0.53    $          1.73    $           1.93
             Estate Strategies                     $          1.06     $           -      $          1.85    $           1.81
             Executive Benefit                     $          1.08     $          0.90    $          1.95    $           1.85
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          0.97     $          0.41    $          1.80    $           2.09
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          1.06     $          0.95    $          2.02    $           1.81
             The Phoenix Edge(R)--SPVL             $          1.06     $          0.98    $          2.26    $           1.85


                        See Notes to Financial Statements
                                      SA-11

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                                                SCUDDER VIT
                                                                                           RYDEX VARIABLE         EQUITY
                                                    RYDEX VARIABLE      RYDEX VARIABLE      TRUST SECTOR        500 INDEX -
                                                      TRUST JUNO          TRUST NOVA          ROTATION            CLASS A
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $       513,215     $       574,611    $     2,548,963    $     29,129,027
       Shares                                     {         24,674}   {         67,127}  {        200,864}  {       2,221,894}
       Cost                                       {$       587,134}   {$       472,412}  {$     2,295,649}  {$     25,433,919}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $       513,215     $       574,611    $     2,548,963    $     29,129,027

Liabilities:
    Payable to Phoenix Life Insurance Company      $            10     $            13    $            55    $            419
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $       513,205     $       574,598    $     2,548,908    $     29,128,608
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                                582,675             402,083          1,779,182          24,234,041
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          0.90     $          1.46    $          1.46    $           1.23
             Estate Edge(R)                        $          0.88     $          1.43    $          1.43    $           1.19
             Estate Strategies                     $           -       $           -      $           -      $           1.21
             Executive Benefit                     $           -       $           -      $           -      $           1.23
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          0.88     $          1.43    $          1.43    $           1.19
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $           -       $           -      $           -      $           1.20
             The Phoenix Edge(R)--SPVL             $          0.90     $           -      $          1.46    $           1.23


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                                          TEMPLETON         TEMPLETON
                                                                      DEVELOPING MARKETS     FOREIGN         TEMPLETON-GLOBAL
                                                     TECHNOLOGY -        SECURITIES -       SECURITIES -     ASSET ALLOCATION
                                                       CLASS I             CLASS 2            CLASS 2            CLASS 2
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $     6,611,353     $     2,141,949    $    20,939,338    $        980,573
       Shares                                     {      1,846,747}   {        196,509}  {      1,340,547}  {          46,962}
       Cost                                       {$    15,992,627}   {$     1,312,527}  {$    17,763,139}  {$        902,415}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $     6,611,353     $     2,141,949    $    20,939,338    $        980,573

Liabilities:
    Payable to Phoenix Life Insurance Company      $           139     $            47    $           415    $             21
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $     6,611,214     $     2,141,902    $    20,938,923    $        980,552
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             22,327,069             920,482         15,501,763             610,568
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          0.67     $          2.27    $          1.24    $           1.46
             Estate Edge(R)                        $          0.28     $          2.33    $          1.30    $           1.62
             Estate Strategies                     $           -       $           -      $          1.27    $            -
             Executive Benefit                     $          0.59     $           -      $          1.29    $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          0.30     $          2.33    $          1.40    $           1.59
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          0.29     $          2.29    $          1.39    $            -
             The Phoenix Edge(R)--SPVL             $          0.35     $          2.27    $          1.24    $           1.37


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                   TEMPLETON GROWTH         WANGER             WANGER
                                                     SECURITIES -        INTERNATIONAL     INTERNATIONAL
                                                       CLASS 2              SELECT           SMALL CAP         WANGER SELECT
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                      $    19,692,932     $    10,353,593    $    54,231,924    $     13,086,731
       Shares                                     {      1,425,991}   {        527,437}  {      1,770,549}  {         577,526}
       Cost                                       {$    15,908,853}   {$     8,016,724}  {$    40,366,690}  {$      9,655,612}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                   $    19,692,932     $    10,353,593    $    54,231,924    $     13,086,731

Liabilities:
    Payable to Phoenix Life Insurance Company      $           395     $           211    $         1,131    $            251
                                                   -----------------   -----------------  -----------------  -----------------
          Total Net Assets                         $    19,692,537     $    10,353,382    $    54,230,793    $     13,086,480
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             11,542,507           5,072,228         19,512,147           5,884,346
                                                   =================   =================  =================  =================

          Unit Value
             Corporate Edge                        $          1.35     $          1.27    $          1.53    $           1.73
             Estate Edge(R)                        $          1.78     $          1.93    $          2.86    $           1.99
             Estate Strategies                     $          1.33     $          1.47    $          1.71    $           1.70
             Executive Benefit                     $           -       $           -      $          1.74    $           1.80
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          1.74     $          2.26    $          2.86    $           2.51
             Phoenix Express VUL(SM)               $           -       $           -      $           -      $            -
             The Phoenix Edge(R)                   $          1.32     $          0.99    $          2.94    $           1.69
             The Phoenix Edge(R)--SPVL             $          1.34     $          1.32    $          1.58    $           1.74


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                      WANGER U.S.
                                                   SMALLER COMPANIES
                                                      SUBACCOUNT
                                                   -----------------
Assets:
    Investments at fair value                      $    89,737,939
       Shares                                     {      2,571,288}
       Cost                                       {$    54,921,564}
                                                   -----------------
    Total Assets                                   $    89,737,939

Liabilities:
    Payable to Phoenix Life Insurance Company      $         1,871
                                                   -----------------
          Total Net Assets                         $    89,736,068
                                                   =================
                                                   =================
          Units Outstanding                             33,468,803
                                                   =================

          Unit Value
             Corporate Edge                        $          1.85
             Estate Edge(R)                        $          2.73
             Estate Strategies                     $          1.57
             Executive Benefit                     $           -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R) $          2.73
             Phoenix Express VUL(SM)               $           -
             The Phoenix Edge(R)                   $          2.76
             The Phoenix Edge(R)--SPVL             $          1.84


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                     AIM V.I. CAPITAL    AIM V.I. MID CAP                        ALGER AMERICAN
                                                       APPRECIATION        CORE EQUITY -     AIM V.I. PREMIER       LEVERAGED
                                                         CLASS I             CLASS I         EQUITY - CLASS I    ALLCAP - CLASS O
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $         4,367     $       25,860      $       36,395      $           -
Expenses:
      Mortality and expense fees                              43,375              34,587              24,062              75,161
      Indexing (gain) loss                                        11                  66                  19                (102)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 (39,019)             (8,793)             12,314             (75,059)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             21,173              11,997              12,081              (9,161)
      Realized gain distributions                                -               158,071                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                    21,173             170,068              12,081              (9,161)
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        581,532             192,130             193,212           1,526,372
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       563,686     $       353,405     $       217,607     $     1,442,152
                                                    =================   =================   =================   =================


                                                                             ANCHOR
                                                                           GOVERNMENT
                                                     ANCHOR - CAPITAL      AND QUALITY                            ANCHOR - GROWTH
                                                      APPRECIATION-            BOND          ANCHOR - GROWTH         AND INCOME
                                                        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                                    -----------------   -----------------   -----------------    -----------------
Income:
      Dividends                                      $         8,786     $        16,788     $        23,180     $         3,109
Expenses:
      Mortality and expense fees                              13,131               2,309              11,684               1,516
      Indexing (gain) loss                                       -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                  (4,345)             14,479              11,496               1,593
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             13,426              17,978               5,828             (16,555)
      Realized gain distributions                                -                   -                97,328              13,288
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                    13,426              17,978             103,156              (3,267)
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        298,518             (20,091)             43,578              14,046
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       307,599     $        12,366     $       158,230     $        12,372
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                  (CONTINUED)


                                                     ANCHOR - MONEY      ANCHOR - MULTI-     ANCHOR - NATURAL   ANCHOR - STRATEGIC
                                                          MARKET              ASSET              RESOURCES          MULTI-ASSET
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $        12,088     $        53,778     $         3,288     $        11,475
Expenses:
      Mortality and expense fees                               2,522              12,875               3,074               7,516
      Indexing (gain) loss                                       -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                   9,566              40,903                 214               3,959
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                -               (58,937)             21,110             (18,649)
      Realized gain distributions                                -               121,880              31,162                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                       -                62,943              52,272             (18,649)
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                            -               (10,225)            188,271             148,244
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $         9,566     $        93,621     $       240,757     $       133,554
                                                    =================   =================   =================   =================


                                                      FEDERATED FUND      FEDERATED HIGH                          FIDELITY VIP
                                                           FOR           INCOME BOND FUND      FIDELITY VIP          GROWTH
                                                     U.S. GOVERNMENT        II - PRIMARY      CONTRAFUND(R) -     OPPORTUNITIES -
                                                      SECURITIES II           SHARES           SERVICE CLASS      SERVICE CLASS
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $     1,089,596     $       924,575     $        86,591     $        21,248
Expenses:
      Mortality and expense fees                             198,815              87,400             315,022              19,742
      Indexing (gain) loss                                       105                 181                 365                  13
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 890,676             836,994            (228,796)              1,493
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares                606             (30,091)          1,530,480              12,837
      Realized gain distributions                                -                   -                 7,872                 -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                       606             (30,091)          1,538,352              12,837
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       (473,487)           (645,404)          6,373,123             246,981
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       417,795     $       161,499     $     7,682,679     $       261,311
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                       FIDELITY VIP                                                LORD ABBETT
                                                         GROWTH -             LAZARD            LORD ABBETT         GROWTH AND
                                                         SERVICE            RETIREMENT        BOND-DEBENTURE         INCOME -
                                                          CLASS             SMALL CAP           - CLASS VC           CLASS VC
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $        69,471     $           -       $       202,638     $       190,967
Expenses:
      Mortality and expense fees                             120,154               8,503              16,578              77,270
      Indexing (gain) loss                                        38                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 (50,721)             (8,503)            186,060             113,697
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            122,607                 356              19,173               5,219
      Realized gain distributions                                -               125,465              44,344           1,166,777
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                   122,607             125,821              63,517           1,171,996
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        642,307              49,130             (49,815)           (157,637)
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       714,193     $       166,448     $       199,762     $     1,128,056
                                                    =================   =================   =================   =================


                                                       LORD ABBETT         MUTUAL SHARES         PHOENIX             PHOENIX
                                                         MID-CAP           SECURITIES -          MID-CAP            STRATEGIC
                                                     VALUE - CLASS VC         CLASS 2            GROWTH               THEME
                                                        SUBACCOUNT           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                     -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $        41,000     $       170,553     $           -       $           -
Expenses:
      Mortality and expense fees                              41,848             141,355             152,351             178,759
      Indexing (gain) loss                                       -                   135                (228)               (461)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                    (848)             29,063            (152,123)           (178,298)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares              4,045              11,602            (418,828)         (2,316,699)
      Realized gain distributions                            560,215              63,888                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                   564,260              75,490            (418,828)         (2,316,699)
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        396,048           2,080,109           1,153,950           2,452,110
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       959,460     $     2,184,662     $       582,999     $       (42,887)
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                  (CONNTINUED)


                                                                                                                    PHOENIX-
                                                         PHOENIX-                              PHOENIX-ALGER        ALLIANCE/
                                                         ABERDEEN           PHOENIX-AIM          SMALL-CAP          BERNSTEIN
                                                       INTERNATIONAL          GROWTH              GROWTH          ENHANCED INDEX
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $     2,888,938     $           -       $           -       $       492,177
Expenses:
      Mortality and expense fees                             522,964             164,012              20,948             304,279
      Indexing (gain) loss                                       796                  82                  (7)                126
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                               2,365,178            (164,094)            (20,941)            187,772
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           (165,916)           (726,575)             19,812            (380,402)
      Realized gain distributions                                -                   -               276,540                 -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                  (165,916)           (726,575)            296,352            (380,402)
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                      9,064,538           2,466,588             156,111           1,308,900
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $    11,263,800     $     1,575,919     $       431,522     $     1,116,270
                                                    =================   =================   =================   =================


                                                       PHOENIX-DUFF &
                                                     PHELP REAL ESTATE   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN     PHOENIX-ENGEMANN
                                                        SECURITIES        CAPITAL GROWTH    GROWTH AND INCOME    SMALL-CAP GROWTH
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $       572,907     $       121,556     $       346,937     $           -
Expenses:
      Mortality and expense fees                             240,436           1,511,674             250,568              47,192
      Indexing (gain) loss                                      (338)             (1,891)                276                 (41)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 332,809          (1,388,227)             96,093             (47,151)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            524,307          (8,916,627)            218,672              95,712
      Realized gain distributions                          1,738,072                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                 2,262,379          (8,916,627)            218,672              95,712
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                      1,894,594          14,894,120           1,039,293             334,341
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $     4,489,782     $     4,589,266     $     1,354,058     $       382,902
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                  (CONTINUED)


                                                     PHOENIX-ENGEMANN                                            PHOENIX-GOODWIN
                                                        STRATEGIC        PHOENIX-ENGEMANN    PHOENIX-GOODWIN       MULTI-SECTOR
                                                        ALLOCATION        VALUE EQUITY        MONEY MARKET         FIXED INCOME
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $     1,837,294     $       464,295     $     1,580,918     $     3,800,223
Expenses:
      Mortality and expense fees                             618,277             296,239             449,747             540,353
      Indexing (gain) loss                                       156                 214                 300                 527
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                               1,218,861             167,842           1,130,871           3,259,343
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            100,332             542,627                 -                  (302)
      Realized gain distributions                          2,093,933                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                 2,194,265             542,627                 -                  (302)
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                     (2,728,483)          1,038,289                 -            (2,388,744)
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       684,643     $     1,748,758     $     1,130,871     $       870,297
                                                    =================   =================   =================   =================


                                                     PHOENIX-GOODWIN                          PHOENIX-KAYNE       PHOENIX-LAZARD
                                                      MULTI-SECTOR        PHOENIX-KAYNE         SMALL-CAP         INTERNATIONAL
                                                     SHORT TERM BOND     RISING DIVIDENDS     QUALITY VALUE       EQUITY SELECT
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $       272,341     $        37,300     $        46,985     $       122,039
Expenses:
      Mortality and expense fees                              50,002              18,461              20,850              62,486
      Indexing (gain) loss                                        17                  16                 -                    90
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 222,322              18,823              26,135              59,463
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             (2,890)              7,856              11,188              10,881
      Realized gain distributions                                -                18,006             119,291              53,501
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                    (2,890)             25,862             130,479              64,382
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       (148,536)            (81,833)             82,285             681,528
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $        70,896     $       (37,148)    $       238,899     $       805,373
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                  (CONTINUED)


                                                                         PHOENIX-NORTHERN    PHOENIX-SANFORD     PHOENIX-SANFORD
                                                     PHOENIX-NORTHERN       NASDAQ-100      BERNSTEIN MID-CAP    BERNSTEIN SMALL-
                                                          DOW 30             INDEX(R)             VALUE             CAP VALUE
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $       134,455     $           -       $        37,385     $           -
Expenses:
      Mortality and expense fees                              56,644              51,301             246,655             142,575
      Indexing (gain) loss                                       124                (133)                238                  95
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                  77,687             (51,168)           (209,508)           (142,670)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             30,124              16,031             432,389              41,626
      Realized gain distributions                                -                   -             2,466,756           1,135,942
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                    30,124              16,031           2,899,145           1,177,568
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       (118,415)             98,203            (468,223)            146,164
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       (10,604)    $        63,066    $      2,221,414     $     1,181,062
                                                    =================   =================   =================   =================


                                                                                                                    SCUDDER VIT
                                                                                              RYDEX VARIABLE          EQUITY
                                                      RYDEX VARIABLE      RYDEX VARIABLE       TRUST SECTOR         500 INDEX -
                                                        TRUST JUNO          TRUST NOVA           ROTATION             CLASS A
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $           -       $         1,398     $           -       $       347,822
Expenses:
      Mortality and expense fees                               5,396               3,660               9,045             140,137
      Indexing (gain) loss                                       -                     1                   4                 124
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                  (5,396)             (2,263)             (9,049)            207,561
                                                   -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            (85,323)              8,180              14,066              76,028
      Realized gain distributions                                -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                   (85,323)              8,180              14,066              76,028
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        (15,287)             20,135             199,811             728,054
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $      (106,006)    $        26,052     $       204,828     $     1,011,643
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                  (CONTINUED)


                                                                           TEMPLETON           TEMPLETON
                                                                        DEVELOPING MARKETS      FOREIGN         TEMPLETON-GLOBAL
                                                      TECHNOLOGY -        SECURITIES -        SECURITIES -      ASSET ALLOCATION
                                                        CLASS I             CLASS 2             CLASS 2             CLASS 2
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $           -       $        26,548     $       220,832     $        37,768
Expenses:
      Mortality and expense fees                              49,718              15,865             137,662               7,882
      Indexing (gain) loss                                      (120)                 84                 216                   6
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 (49,598)             10,599              82,954              29,880
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           (764,045)             93,953             205,815              10,593
      Realized gain distributions                                -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                  (764,045)             93,953             205,815              10,593
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        706,196             368,647           1,511,988             (14,638)
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $      (107,447)    $       473,199     $     1,800,757     $        25,835
                                                    =================   =================   =================   =================


                                                                              WANGER             WANGER
                                                     TEMPLETON GROWTH      INTERNATIONAL      INTERNATIONAL
                                                   SECURITIES - CLASS 2       SELECT            SMALL CAP          WANGER SELECT
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $       276,287     $       170,666     $       486,369     $           -
Expenses:
      Mortality and expense fees                             159,833              67,485             363,484              78,835
      Indexing (gain) loss                                       234                 168               1,392                (138)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 116,220             103,013             121,493             (78,697)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          1,490,353              95,046             506,427              62,515
      Realized gain distributions                                -                   -                   -               760,496
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                 1,490,353              95,046             506,427             823,011
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        116,111           1,169,383           8,528,527             453,993
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $     1,722,684     $     1,367,442     $     9,156,447     $     1,198,307
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                  (CONTINUED)


                                                       WANGER U.S.
                                                     SMALLER COMPANIES
                                                        SUBACCOUNT
                                                    -----------------
Income:
      Dividends                                      $           -
Expenses:
      Mortality and expense fees                             663,740
      Indexing (gain) loss                                       336
                                                    -----------------
Net investment income (loss)                                (664,076)
                                                    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          3,350,413
      Realized gain distributions                                -
                                                    -----------------
      Realized gain (loss)                                 3,350,413
                                                    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                      6,142,086
                                                    -----------------
Net increase (decrease) in net assets from
      operations                                     $     8,828,423
                                                    =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004


                                                    AIM V.I. CAPITAL APPRECIATION - CLASS I  AIM V.I. MID CAP CORE EQUITY - CLASS I
                                                                   SUBACCOUNT                              SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       (39,019)    $       (29,789)    $        (8,793)    $         4,200
          Realized gains (losses)                             21,173               2,822             170,068             191,401
          Unrealized appreciation (depreciation)
               during the year                               581,532             314,980             192,130            (110,768)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        563,686             288,013             353,405              84,833
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             1,152,583           1,057,408             663,224             462,468
          Transfers between subaccounts
               (including fixed account), net              1,104,539           1,062,088             495,102           4,204,376
          Transfers for contract
               benefits and terminations                    (397,916)           (137,408)           (626,667)           (223,322)
          Contract maintenance charges                      (394,412)           (310,695)           (263,207)            (13,821)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           1,464,794           1,671,393             268,452           4,429,701
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             2,028,480           1,959,406             621,857           4,514,534

Net assets at beginning of period                          5,233,582           3,274,176           4,514,534                 -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     7,262,062     $     5,233,582     $     5,136,391     $     4,514,534
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                                    ALGER AMERICAN LEVERAGED
                                                      AIM V.I. PREMIER EQUITY - CLASS I                 ALLCAP - CLASS O
                                                                   SUBACCOUNT                              SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        12,314     $        (3,423)    $       (75,059)    $       (73,218)
          Realized gains (losses)                             12,081               2,429              (9,161)            (65,911)
          Unrealized appreciation (depreciation)
               during the year                               193,212             189,920           1,526,372           1,043,656
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        217,607             188,926           1,442,152             904,527
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               747,776             787,165           1,730,601           2,007,128
          Transfers between subaccounts
               (including fixed account), net                 31,301              58,000          (1,452,019)          1,448,368
          Transfers for contract
               benefits and terminations                    (118,802)           (159,771)           (669,984)           (329,365)
          Contract maintenance charges                      (221,201)           (186,498)           (730,961)           (725,781)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             439,074             498,896          (1,122,363)          2,400,350
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                               656,681             687,822             319,789           3,304,877

Net assets at beginning of period                          3,800,086           3,112,264          12,536,066           9,231,189
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     4,456,767     $     3,800,086     $    12,855,855     $    12,536,066
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        ANCHOR - CAPITAL APPRECIATION       ANCHOR - GOVERNMENT AND QUALITY BOND
                                                                   SUBACCOUNT                              SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        (4,345)    $       (13,157)    $        14,479     $        34,793
          Realized gains (losses)                             13,426                 389              17,978               4,365
          Unrealized appreciation (depreciation)
               during the year                               298,518             254,740             (20,091)            (15,929)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        307,599             241,972              12,366              23,229
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                 2,141               2,346                 503                 521
          Transfers between subaccounts
               (including fixed account), net                (16,401)            (69,493)            (33,017)            (63,883)
          Transfers for contract
               benefits and terminations                    (246,431)            (46,336)           (303,573)            (12,323)
          Contract maintenance charges                       (25,858)            (26,251)             (8,487)            (10,030)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (286,549)           (139,734)           (344,574)            (85,715)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                                21,050             102,238            (332,208)            (62,486)

Net assets at beginning of period                          2,966,568           2,864,330             754,232             816,718
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     2,987,618     $     2,966,568     $       422,024     $       754,232
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                               ANCHOR - GROWTH                    ANCHOR - GROWTH AND INCOME
                                                                   SUBACCOUNT                              SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        11,496     $         2,372     $         1,593     $           183
          Realized gains (losses)                            103,156              (8,025)             (3,267)             (4,916)
          Unrealized appreciation (depreciation)
               during the year                                43,578             251,123              14,046              23,477
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        158,230             245,470              12,372              18,744
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                 1,020                 760                 503                 521
          Transfers between subaccounts
               (including fixed account), net                (23,853)             13,477                (199)             25,294
          Transfers for contract
               benefits and terminations                    (292,051)           (118,572)            (90,609)            (15,578)
          Contract maintenance charges                       (26,035)            (27,527)             (4,157)             (7,375)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (340,919)           (131,862)            (94,462)              2,862
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                              (182,689)            113,608             (82,090)             21,606

Net assets at beginning of period                          2,607,290           2,493,682             357,565             335,959
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     2,424,601     $     2,607,290     $       275,475     $       357,565
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                              ANCHOR - MONEY MARKET                   ANCHOR - MULTI-ASSET
                                                                   SUBACCOUNT                              SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $         9,566     $          (782)    $        40,903     $        36,919
          Realized gains (losses)                                -                   -                62,943             (41,134)
          Unrealized appreciation (depreciation)
               during the year                                   -                   -               (10,225)            120,914
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                          9,566                (782)             93,621             116,699
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                   363               1,972               5,043               3,619
          Transfers between subaccounts
               (including fixed account), net                (16,938)            (11,557)                -                27,596
          Transfers for contract
               benefits and terminations                         (18)            (10,139)           (132,526)            (66,202)
          Contract maintenance charges                       (14,522)            (13,693)            (19,460)            (19,611)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             (31,115)            (33,417)           (146,943)            (54,598)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                               (21,549)            (34,199)            (53,322)             62,101

Net assets at beginning of period                            548,975             583,174           2,917,542           2,855,441
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       527,426     $       548,975     $     2,864,220     $     2,917,542
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                            ANCHOR - NATURAL RESOURCES           ANCHOR - STRATEGIC MULTI-ASSET
                                                                   SUBACCOUNT                              SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $           214     $         1,233     $         3,959     $        25,474
          Realized gains (losses)                             52,272              24,541             (18,649)            (26,796)
          Unrealized appreciation (depreciation)
               during the year                               188,271              63,881             148,244             158,483
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        240,757              89,655             133,554             157,161
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                 1,939               1,219              17,875               7,018
          Transfers between subaccounts
               (including fixed account), net                 57,491              91,490              32,568               5,083
          Transfers for contract
               benefits and terminations                     (23,284)            (24,969)           (130,255)            (64,094)
          Contract maintenance charges                        (4,017)             (2,470)            (20,215)            (22,240)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                              32,129              65,270            (100,027)            (74,233)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                               272,886             154,925              33,527              82,928

Net assets at beginning of period                            523,246             368,321           1,610,211           1,527,283
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       796,132     $       523,246     $     1,643,738     $     1,610,211
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                      FEDERATED FUND FOR U.S. GOVERNMENT      FEDERATED HIGH INCOME BOND FUND II -
                                                                  SECURITIES II                         PRIMARY SHARES
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                           2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       890,676     $       897,293     $       836,994     $       578,570
          Realized gains (losses)                                606             270,385             (30,091)           (104,262)
          Unrealized appreciation (depreciation)
               during the year                              (473,487)           (350,754)           (645,404)            459,200
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        417,795             816,924             161,499             933,508
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             4,645,554           4,837,335           1,713,444           2,480,684
          Transfers between subaccounts
               (including fixed account), net              7,185,595          (7,677,498)            (75,031)          2,463,751
          Transfers for contract
               benefits and terminations                  (1,876,019)         (1,258,007)           (641,034)           (342,649)
          Contract maintenance charges                    (1,709,071)         (1,739,323)           (608,428)           (628,784)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           8,246,059          (5,837,493)            388,951           3,973,002
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             8,663,854          (5,020,569)            550,450           4,906,510

Net assets at beginning of period                         26,792,121          31,812,690          12,392,770           7,486,260
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    35,455,975     $    26,792,121     $    12,943,220     $    12,392,770
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         FIDELITY VIP CONTRAFUND(R) -          FIDELITY VIP GROWTH OPPORTUNITIES -
                                                                 SERVICE CLASS                          SERVICE CLASS
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $      (228,796)    $      (131,452)    $         1,493     $        (5,693)
          Realized gains (losses)                          1,538,352             328,376              12,837                  23
          Unrealized appreciation (depreciation)
               during the year                             6,373,123           4,436,565             246,981             160,375
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      7,682,679           4,633,489             261,311             154,705
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             4,682,639           3,519,129             523,877             369,579
          Transfers between subaccounts
               (including fixed account), net              7,711,176          10,238,274             613,931             277,405
          Transfers for contract
               benefits and terminations                  (3,158,270)         (1,199,825)           (239,915)            (91,361)
          Contract maintenance charges                    (2,056,312)         (1,279,613)           (216,492)           (163,597)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           7,179,233          11,277,965             681,401             392,026
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            14,861,912          15,911,454             942,712             546,731

Net assets at beginning of period                         39,502,707          23,591,253           2,687,844           2,141,113
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    54,364,619     $    39,502,707     $     3,630,556     $     2,687,844
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     FIDELITY VIP GROWTH - SERVICE CLASS          LAZARD RETIREMENT SMALL CAP
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       (50,721)    $       (98,429)    $        (8,503)    $           -
          Realized gains (losses)                            122,607             129,300             125,821                 -
          Unrealized appreciation (depreciation)
               during the year                               642,307             812,419              49,130                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        714,193             843,290             166,448                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             2,760,229           3,579,100             171,134                 -
          Transfers between subaccounts
               (including fixed account), net             (3,415,852)         (4,198,759)          1,849,961                 -
          Transfers for contract
               benefits and terminations                  (1,051,878)           (650,214)           (109,123)                -
          Contract maintenance charges                    (1,012,167)         (1,112,285)            (66,281)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (2,719,668)         (2,382,158)          1,845,691                 -
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            (2,005,475)         (1,538,868)          2,012,139                 -

Net assets at beginning of period                         18,891,923          20,430,791                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    16,886,448     $    18,891,923     $     2,012,139     $           -
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                    LORD ABBETT BOND-DEBENTURE - CLASS VC   LORD ABBETT GROWTH AND INCOME - CLASS VC
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
      Net investment income (loss)                   $       186,060     $           -       $       113,697     $           -
          Realized gains (losses)                             63,517                 -             1,171,996                 -
          Unrealized appreciation (depreciation)
               during the year                               (49,815)                -              (157,637)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        199,762                 -             1,128,056                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               345,349                 -             2,520,667                 -
          Transfers between subaccounts
               (including fixed account), net              4,090,542                 -            17,484,446                 -
          Transfers for contract
               benefits and terminations                    (258,531)                -              (559,103)                -
          Contract maintenance charges                      (155,814)                -              (555,236)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           4,021,546                 -            18,890,774                 -
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             4,221,308                 -            20,018,830                 -

Net assets at beginning of period                                  -                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     4,221,308     $           -       $    20,018,830     $           -
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     LORD ABBETT MID-CAP VALUE - CLASS VC      MUTUAL SHARES SECURITIES - CLASS 2
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $          (848)    $           -       $        29,063     $         6,041
          Realized gains (losses)                            564,260                 -                75,490              12,497
          Unrealized appreciation (depreciation)
               during the year                               396,048                 -             2,080,109           1,402,035
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        959,460                 -             2,184,662           1,420,573
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               771,368                 -             2,252,280           2,051,464
          Transfers between subaccounts
               (including fixed account), net              8,809,002                 -            16,992,818           1,193,284
          Transfers for contract
               benefits and terminations                    (520,768)                -            (1,778,585)           (823,989)
          Contract maintenance charges                      (297,318)                -            (1,072,093)           (717,411)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           8,762,284                 -            16,394,420           1,703,348
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             9,721,744                 -            18,579,082           3,123,921

Net assets at beginning of period                                -                   -            13,925,504          10,801,583
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     9,721,744     $           -       $    32,504,586     $    13,925,504
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                             PHOENIX MID-CAP GROWTH                 PHOENIX STRATEGIC THEME
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $      (152,123)    $      (152,919)    $      (178,298)    $      (190,921)
          Realized gains (losses)                           (418,828)             12,462          (2,316,699)           (554,530)
          Unrealized appreciation (depreciation)
               during the year                             1,153,950           1,514,693           2,452,110           1,809,494
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        582,999           1,374,236             (42,887)          1,064,043
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             2,620,200           3,383,805           3,327,556           4,321,513
          Transfers between subaccounts
               (including fixed account), net             (4,611,652)            497,841          (2,827,345)         (2,015,945)
          Transfers for contract
               benefits and terminations                  (1,202,674)           (677,927)         (1,652,962)         (1,386,159)
          Contract maintenance charges                    (1,224,199)         (1,317,079)         (1,855,553)         (2,148,055)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (4,418,325)          1,886,640          (3,008,304)         (1,228,646)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            (3,835,326)          3,260,876          (3,051,191)           (164,603)

Net assets at beginning of period                         22,321,762          19,060,886          24,879,324          25,043,927
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    18,486,436     $    22,321,762     $    21,828,133     $    24,879,324
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        PHOENIX-ABERDEEN INTERNATIONAL               PHOENIX-AIM GROWTH
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $     2,365,178     $     1,091,509     $      (164,094)    $      (145,504)
          Realized gains (losses)                           (165,916)           (346,313)           (726,575)              2,013
          Unrealized appreciation (depreciation)
               during the year                             9,064,538           9,861,799           2,466,588             871,872
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                     11,263,800          10,606,995           1,575,919             728,381
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             6,268,971           6,344,662           3,487,573           4,243,504
          Transfers between subaccounts
               (including fixed account), net              2,741,501           2,297,322          (3,025,484)         (1,479,719)
          Transfers for contract
               benefits and terminations                  (5,575,741)         (4,502,347)         (1,385,267)           (600,833)
          Contract maintenance charges                    (3,908,344)         (3,590,644)         (1,553,008)         (1,539,273)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (473,613)            548,993          (2,476,186)            623,679
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            10,790,187          11,155,988            (900,267)          1,352,060

Net assets at beginning of period                         63,925,670          52,769,682          22,529,505          21,177,445
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    74,715,857     $    63,925,670     $    21,629,238     $    22,529,505
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                                PHOENIX-ALLIANCE/BERNSTEIN
                                                        PHOENIX-ALGER SMALL-CAP GROWTH                 ENHANCED INDEX
                                                                 SUBACCOUNT                              SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       (20,941)    $       (16,877)    $       187,772     $       262,771
          Realized gains (losses)                            296,352              40,757            (380,402)             37,193
          Unrealized appreciation (depreciation)
               during the year                               156,111             (22,850)          1,308,900           3,046,134
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        431,522               1,030           1,116,270           3,346,098
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               539,127             548,809           5,356,883           4,891,101
          Transfers between subaccounts
               (including fixed account), net                115,431             655,738          (2,762,923)           (786,329)
          Transfers for contract
               benefits and terminations                    (142,427)            (74,410)         (2,347,864)         (1,622,616)
          Contract maintenance charges                      (193,133)           (162,596)         (2,526,306)         (2,679,673)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             318,998             967,541          (2,280,210)           (197,517)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                               750,520             968,571          (1,163,940)          3,148,581

Net assets at beginning of period                          2,578,095           1,609,524          40,342,046          37,193,465
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     3,328,615     $     2,578,095     $    39,178,106     $    40,342,046
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                              PHOENIX-DUFF & PHELPS
                                                             REAL ESTATE SECURITIES             PHOENIX-ENGEMANN CAPITAL GROWTH
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       332,809     $       436,649     $    (1,388,227)    $       111,065
          Realized gains (losses)                          2,262,379           2,430,278          (8,916,627)         (8,623,652)
          Unrealized appreciation (depreciation)
               during the year                             1,894,594           4,803,072          14,894,120          16,873,224
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      4,489,782           7,669,999           4,589,266           8,360,637
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             3,148,914           3,134,150          25,131,195          29,659,929
          Transfers between subaccounts
               (including fixed account), net                427,494           2,188,560         (17,020,634)        (12,486,705)
          Transfers for contract
               benefits and terminations                  (2,465,042)         (1,314,955)        (17,686,395)        (15,406,766)
          Contract maintenance charges                    (1,640,678)         (1,422,499)        (16,101,944)        (18,061,567)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (529,312)          2,585,256         (25,677,778)        (16,295,109)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             3,960,470          10,255,255         (21,088,512)         (7,934,472)

Net assets at beginning of period                         31,799,087          21,543,832         207,734,294         215,668,766
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    35,759,557     $    31,799,087     $   186,645,782     $   207,734,294
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                      PHOENIX-ENGEMANN GROWTH AND INCOME       PHOENIX-ENGEMANN SMALL-CAP GROWTH
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        96,093     $       141,470     $       (47,151)    $       (46,144)
          Realized gains (losses)                            218,672              15,256              95,712            (100,930)
          Unrealized appreciation (depreciation)
               during the year                             1,039,293           2,711,645             334,341             540,771
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,354,058           2,868,371             382,902             393,697
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             4,152,838           4,584,328             895,090           1,038,971
          Transfers between subaccounts
               (including fixed account), net             (2,808,007)          3,784,075            (436,591)            299,490
          Transfers for contract
               benefits and terminations                  (1,911,353)         (1,187,214)           (610,493)           (354,066)
          Contract maintenance charges                    (2,070,143)         (1,994,428)           (411,432)           (392,390)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (2,636,665)          5,186,761            (563,426)            592,005
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            (1,282,607)          8,055,132            (180,524)            985,702

Net assets at beginning of period                         33,449,270          25,394,138           6,330,963           5,345,261
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    32,166,663     $    33,449,270     $     6,150,439     $     6,330,963
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                    PHOENIX-ENGEMANN STRATEGIC ALLOCATION        PHOENIX-ENGEMANN VALUE EQUITY
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $     1,218,861     $     1,559,336     $       167,842     $        74,075
          Realized gains (losses)                          2,194,265           3,047,206             542,627              13,363
          Unrealized appreciation (depreciation)
               during the year                            (2,728,483)          1,008,885           1,038,289           4,575,476
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        684,643           5,615,427           1,748,758           4,662,914
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             7,309,642           8,611,606           4,980,083           4,966,964
          Transfers between subaccounts
               (including fixed account), net             (4,424,111)         (6,024,063)         (9,087,159)         10,658,012
          Transfers for contract
               benefits and terminations                  (8,846,761)         (7,096,464)         (2,103,598)         (1,384,395)
          Contract maintenance charges                    (4,984,870)         (5,445,020)         (2,205,832)         (1,920,998)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (10,946,100)         (9,953,941)         (8,416,506)         12,319,583
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                           (10,261,457)         (4,338,514)         (6,667,748)         16,982,497

Net assets at beginning of period                         86,581,040          90,919,554          44,641,837          27,659,340
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    76,319,583     $    86,581,040     $    37,974,089     $    44,641,837
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                           PHOENIX-GOODWIN MONEY MARKET    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $     1,130,871     $        35,115     $     3,259,343     $     3,940,886
          Realized gains (losses)                                -                   -                  (302)             (6,334)
          Unrealized appreciation (depreciation)
               during the year                                   -                   -            (2,388,744)            377,355
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,130,871              35,115             870,297           4,311,907
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                            16,311,665          25,098,964           6,096,060           6,134,968
          Transfers between subaccounts
               (including fixed account), net             (7,970,640)        (29,142,390)          4,390,007          18,289,692
          Transfers for contract
               benefits and terminations                  (9,032,489)         (8,016,230)         (3,841,341)         (1,993,329)
          Contract maintenance charges                    (6,088,120)         (6,770,340)         (3,873,803)         (3,435,031)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (6,779,584)        (18,829,996)          2,770,923          18,996,300
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            (5,648,713)        (18,794,881)          3,641,220          23,308,207

Net assets at beginning of period                         64,278,323          83,073,204          77,599,143          54,290,936
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    58,629,610     $    64,278,323     $    81,240,363     $     77,599,143
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        PHOENIX-GOODWIN MULTI-SECTOR
                                                               SHORT TERM BOND                 PHOENIX-KAYNE RISING DIVIDENDS
                                                                 SUBACCOUNT                               SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       222,322     $        97,533     $        18,823     $        18,047
          Realized gains (losses)                             (2,890)                845              25,862               3,346
          Unrealized appreciation (depreciation)
               during the year                              (148,536)             28,851             (81,833)             71,942
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                         70,896             127,229             (37,148)             93,335
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               728,934             477,026             354,860             444,388
          Transfers between subaccounts
               (including fixed account), net              5,671,636           1,743,254             230,642             712,410
          Transfers for contract
               benefits and terminations                    (311,426)           (133,567)           (202,741)            (78,097)
          Contract maintenance charges                      (277,803)           (108,765)           (250,185)           (198,048)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           5,811,341           1,977,948             132,576             880,653
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             5,882,237           2,105,177              95,428             973,988

Net assets at beginning of period                          3,578,704           1,473,527           2,494,309           1,520,321
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     9,460,941     $     3,578,704     $     2,589,737     $     2,494,309
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                             PHOENIX-KAYNE SMALL-CAP                    PHOENIX-LAZARD
                                                                  QUALITY VALUE                  INTERNATIONAL EQUITY SELECT
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
      Net investment income (loss)                   $        26,135     $         5,781     $        59,463     $        36,000
          Realized gains (losses)                            130,479              23,622              64,382              37,265
          Unrealized appreciation (depreciation)
               during the year                                82,285             308,050             681,528             797,031
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        238,899             337,453             805,373             870,296
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               379,196             371,000           1,980,057           1,582,744
          Transfers between subaccounts
               (including fixed account), net                933,445             799,137           2,527,123           2,237,256
          Transfers for contract
               benefits and terminations                    (239,554)            (40,698)           (431,588)            (92,232)
          Contract maintenance charges                      (146,802)            (71,608)           (579,241)           (358,003)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             926,285           1,057,831           3,496,351           3,369,765
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             1,165,184           1,395,284           4,301,724           4,240,061

Net assets at beginning of period                          2,226,898             831,614           7,334,402           3,094,341
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     3,392,082     $     2,226,898     $    11,636,126     $     7,334,402
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                             PHOENIX-NORTHERN DOW 30          PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        77,687     $        74,186     $       (51,168)    $        (7,719)
          Realized gains (losses)                             30,124              13,371              16,031              44,308
          Unrealized appreciation (depreciation)
               during the year                              (118,415)            234,634              98,203             547,104
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        (10,604)            322,191              63,066             583,693
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             1,049,026           1,314,132           1,189,199           1,195,503
          Transfers between subaccounts
               (including fixed account), net               (636,620)            249,094            (158,550)            419,234
          Transfers for contract
               benefits and terminations                    (408,087)           (365,355)           (294,885)           (157,421)
          Contract maintenance charges                      (465,434)           (562,981)           (397,493)           (385,905)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (461,115)            634,890             338,271           1,071,411
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                              (471,719)            957,081             401,337           1,655,104

Net assets at beginning of period                          8,345,127           7,388,046           6,733,518           5,078,414
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     7,873,408     $     8,345,127     $     7,134,855     $     6,733,518
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                           PHOENIX-SANFORD BERNSTEIN              PHOENIX-SANFORD BERNSTEIN
                                                                  MID-CAP VALUE                        SMALL-CAP VALUE
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $      (209,508)    $      (166,386)    $      (142,670)    $      (112,325)
          Realized gains (losses)                          2,899,145           2,340,852           1,177,568           1,568,331
          Unrealized appreciation (depreciation)
               during the year                              (468,223)          3,107,223             146,164           1,796,972
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,221,414           5,281,689           1,181,062           3,252,978
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             3,397,294           3,843,491           2,594,961           2,887,094
          Transfers between subaccounts
               (including fixed account), net                309,384           1,263,021           1,154,769           1,429,688
          Transfers for contract
               benefits and terminations                  (2,713,011)         (1,177,427)         (1,250,930)           (739,011)
          Contract maintenance charges                    (1,862,977)         (1,642,970)         (1,080,266)           (915,605)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (869,310)          2,286,115           1,418,534           2,662,166
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             1,352,104           7,567,804           2,599,596           5,915,144

Net assets at beginning of period                         33,069,467          25,501,663          18,553,932          12,638,788
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    34,421,571     $    33,069,467     $    21,153,528     $    18,553,932
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                            RYDEX VARIABLE TRUST JUNO              RYDEX VARIABLE TRUST NOVA
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        (5,396)    $        (3,265)    $        (2,263)    $        (2,726)
          Realized gains (losses)                            (85,323)            (12,866)              8,180               1,449
          Unrealized appreciation (depreciation)
               during the year                               (15,287)            (45,571)             20,135              45,370
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                       (106,006)            (61,702)             26,052              44,093
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                                79,012              80,611             107,429             107,873
          Transfers between subaccounts
               (including fixed account), net                169,083               1,727             141,329              22,512
          Transfers for contract
               benefits and terminations                     (38,462)            (49,625)            (86,916)            (14,855)
          Contract maintenance charges                       (41,158)            (32,171)            (32,153)            (23,028)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             168,475                 542             129,689              92,502
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                                62,469             (61,160)            155,741             136,595

Net assets at beginning of period                            450,736             511,896             418,857             282,262
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $       513,205     $       450,736     $       574,598     $       418,857
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     RYDEX VARIABLE TRUST SECTOR ROTATION    SCUDDER VIT EQUITY 500 INDEX - CLASS A
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        (9,049)    $        (2,650)    $       207,561     $        52,616
          Realized gains (losses)                             14,066               2,300              76,028              33,189
          Unrealized appreciation (depreciation)
               during the year                               199,811              41,004             728,054           1,444,423
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        204,828              40,654           1,011,643           1,530,228
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                               189,335              76,267          10,240,501           2,849,794
          Transfers between subaccounts
               (including fixed account), net              1,862,845             220,661           2,053,342           4,174,492
          Transfers for contract
               benefits and terminations                    (124,712)            (18,044)         (1,165,616)         (1,447,872)
          Contract maintenance charges                       (91,283)            (27,611)           (978,147)           (834,918)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           1,836,185             251,273          10,150,080           4,741,496
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             2,041,013             291,927          11,161,723           6,271,724

Net assets at beginning of period                            507,895             215,968          17,966,885          11,695,161
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     2,548,908     $       507,895     $    29,128,608     $    17,966,885
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                             TEMPLETON DEVELOPING MARKETS SECURITIES
                                                             TECHNOLOGY - CLASS I                         - CLASS 2
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       (49,598)    $       (53,330)    $        10,599     $        17,806
          Realized gains (losses)                           (764,045)           (324,766)             93,953              22,858
          Unrealized appreciation (depreciation)
               during the year                               706,196             170,370             368,647             340,811
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                       (107,447)           (207,726)            473,199             381,475
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             1,184,646           1,372,197             113,738             133,437
          Transfers between subaccounts
               (including fixed account), net               (711,060)           (455,669)           (163,311)           (100,984)
          Transfers for contract
               benefits and terminations                    (425,989)           (287,872)           (124,767)            (88,494)
          Contract maintenance charges                      (503,337)           (575,495)           (110,060)            (99,865)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (455,740)             53,161            (284,400)           (155,906)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                              (563,187)           (154,565)            188,799             225,569

Net assets at beginning of period                          7,174,401           7,328,966           1,953,103           1,727,534
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     6,611,214     $     7,174,401     $     2,141,902     $     1,953,103
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        TEMPLETON FOREIGN SECURITIES -        TEMPLETON GLOBAL ASSET ALLOCATION -
                                                                    CLASS 2                                CLASS 2
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        82,954     $        51,828     $        29,880     $        19,447
          Realized gains (losses)                            205,815              24,221              10,593               1,945
          Unrealized appreciation (depreciation)
               during the year                             1,511,988           2,627,506             (14,638)            116,837
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,800,757           2,703,555              25,835             138,229
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             2,161,564           2,620,232              63,722              84,144
          Transfers between subaccounts
               (including fixed account), net                600,898           1,385,967             (13,117)            (14,420)
          Transfers for contract
               benefits and terminations                  (1,285,374)           (621,937)           (100,218)            (54,153)
          Contract maintenance charges                    (1,027,745)           (845,612)            (67,274)            (60,430)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             449,343           2,538,650            (116,887)            (44,859)
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                             2,250,100           5,242,205             (91,052)             93,370

Net assets at beginning of period                         18,688,823          13,446,618           1,071,604             978,234
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                           $   20,938,923     $    18,688,823     $       980,552     $     1,071,604
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                    TEMPLETON GROWTH SECURITIES - CLASS 2        WANGER INTERNATIONAL SELECT
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       116,220     $       105,945     $       103,013     $       (29,310)
          Realized gains (losses)                          1,490,353              (6,868)             95,046             143,182
          Unrealized appreciation (depreciation)
               during the year                               116,111           2,832,553           1,169,383           1,312,471
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,722,684           2,931,630           1,367,442           1,426,343
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             2,051,930           2,119,313           1,116,448             929,912
          Transfers between subaccounts
               (including fixed account), net             (4,559,272)          2,172,347             998,748             (27,241)
          Transfers for contract
               benefits and terminations                  (1,714,054)           (440,458)           (529,073)           (216,469)
          Contract maintenance charges                    (1,062,339)           (842,595)           (564,315)           (441,594)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (5,283,735)          3,008,607           1,021,808             244,608
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            (3,561,051)          5,940,237           2,389,250           1,670,951

Net assets at beginning of period                         23,253,588          17,313,351           7,964,132           6,293,181
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    19,692,537     $    23,253,588     $    10,353,382     $     7,964,132
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        WANGER INTERNATIONAL SMALL CAP                  WANGER SELECT
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       121,493     $       (36,394)    $       (78,697)    $       (59,499)
          Realized gains (losses)                            506,427             459,525             823,011              12,111
          Unrealized appreciation (depreciation)
               during the year                             8,528,527           9,623,143             453,993           1,555,530
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      9,156,447          10,046,274           1,198,307           1,508,142
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             5,324,238           4,521,782           1,324,781           1,309,649
          Transfers between subaccounts
               (including fixed account), net              2,203,515          (1,811,889)          1,418,537           2,050,959
          Transfers for contract
               benefits and terminations                  (3,407,905)         (2,138,820)           (789,416)           (488,595)
          Contract maintenance charges                    (2,851,864)         (2,493,591)           (619,150)           (477,655)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           1,267,984          (1,922,518)          1,334,752           2,394,358
                                                    -----------------   -----------------   -----------------   -----------------
               Total increase (decrease) in
                    net assets                            10,424,431           8,123,756           2,533,059           3,902,500

Net assets at beginning of period                         43,806,362          35,682,606          10,553,421           6,650,921
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    54,230,793     $    43,806,362     $    13,086,480     $    10,553,421
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                            WANGER U.S. SMALLER COMPANIES
                                                                   SUBACCOUNT
                                                    --------------------------------------
                                                          2005                2004
                                                          ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $      (664,076)    $      (608,842)
          Realized gains (losses)                          3,350,413             344,521
          Unrealized appreciation (depreciation)
               during the year                             6,142,086          13,138,859
                                                    -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      8,828,423          12,874,538
                                                    -----------------   -----------------

Contract transactions:
          Payments received from
               contract owners                             7,213,487           8,189,672
          Transfers between subaccounts
               (including fixed account), net             (5,190,140)          6,272,776
          Transfers for contract
               benefits and terminations                  (5,864,377)         (3,476,232)
          Contract maintenance charges                    (4,915,183)         (4,742,525)
                                                    -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (8,756,213)          6,243,691
                                                    -----------------   -----------------
               Total increase (decrease) in
                    net assets                                72,210          19,118,229

Net assets at beginning of period                         89,663,858          70,545,629
                                                    -----------------   -----------------
Net assets at end of period                          $    89,736,068     $    89,663,858
                                                    =================   =================


                        See Notes to Financial Statements

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1 - ORGANIZATION
The Phoenix Life Variable Universal Life Account (the "Separate Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Separate Account currently consists of 57 subaccounts that invest in shares of an underlying fund. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following subaccounts:
---------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I
---------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I
---------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Class I
---------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O
---------------------------------------------------------------------------
Anchor-Capital Appreciation
---------------------------------------------------------------------------
Anchor-Government and Quality Bond
---------------------------------------------------------------------------
Anchor-Growth
---------------------------------------------------------------------------
Anchor-Growth and Income
---------------------------------------------------------------------------
Anchor-Money Market
---------------------------------------------------------------------------
Anchor-Multi-Asset
---------------------------------------------------------------------------
Anchor-Natural Resources
---------------------------------------------------------------------------
Anchor-Strategic Multi-Asset
---------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
---------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares
---------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class
---------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class
---------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class
---------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio
---------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC
---------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC
---------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC
---------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
---------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series
---------------------------------------------------------------------------
Phoenix Strategic Theme Series
---------------------------------------------------------------------------
Phoenix-Aberdeen International Series
---------------------------------------------------------------------------
Phoenix-AIM Growth Series
---------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
---------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series
---------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
---------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
---------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series
---------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
---------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
---------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series
---------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
---------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series
---------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series
---------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
---------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
---------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


---------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series
---------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
---------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
---------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
---------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
---------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
---------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
---------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
---------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund- Class A
---------------------------------------------------------------------------
Technology Portfolio - Class I (included in Universal Institutional
Funds, Inc. funds)
---------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2
---------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2
---------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2
---------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2
---------------------------------------------------------------------------
Wanger International Select
---------------------------------------------------------------------------
Wanger International Small Cap
---------------------------------------------------------------------------
Wanger Select
---------------------------------------------------------------------------
Wanger U.S. Smaller Companies
---------------------------------------------------------------------------


Additionally, policy owners also may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

The financial statements are presented at a total aggregate separate account level and not at the individual product level as was the case in previous years.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2001 through December 31, 2004) have been reformatted to be consistent with the current year presentation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective subaccounts.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:

SUBACCOUNT                                                              PURCHASES                      SALES
----------                                                              ---------                      -----
      AIM V.I. Capital Appreciation Fund - Class I                    $   3,042,896                 $   1,620,027
      AIM V.I. Mid Cap Core Equity Fund - Class I                         1,946,705                     1,531,091
      AIM V.I. Premier Equity Fund - Class I                              1,130,649                       681,063
      Alger American Leveraged AllCap Portfolio - Class O                 3,182,110                     4,386,521
      Anchor - Capital Appreciation                                          44,958                       335,853
      Anchor - Government and Quality Bond                                   24,212                       354,306
      Anchor - Growth                                                       149,925                       382,019
      Anchor - Growth and Income                                             16,861                        96,441
      Anchor - Money Market                                                  82,929                       104,478
      Anchor - Multi-Asset                                                  179,798                       163,958
      Anchor - Natural Resources                                            123,767                        60,260
      Anchor - Strategic Multi-Asset                                         60,918                       156,976
      Federated Fund for U.S. Government Securities II                   17,302,926                     8,180,730
      Federated High Income Bond Fund II - Primary Shares                 9,750,210                     8,531,590
      Fidelity VIP Contrafund(R) Portfolio - Service Class               19,396,347                    12,457,627
      Fidelity VIP Growth Opportunities Portfolio - Service Class         1,459,303                       777,851
      Fidelity VIP Growth Portfolio - Service Class                       3,977,011                     6,758,175
      Lazard Retirement Small Cap Portfolio                               2,303,796                       341,102
      Lord Abbett Bond-Debenture Portfolio - Class VC                     5,278,666                     1,026,657
      Lord Abbett Growth and Income Portfolio - Class VC                 22,223,183                     2,051,543
      Lord Abbett Mid-Cap Value Portfolio - Class VC                     10,904,700                     1,582,853
      Mutual Shares Securities Fund - Class 2                            19,907,392                     3,427,552
      Phoenix Mid-Cap Growth Series                                       4,595,539                     9,179,929
      Phoenix Strategic Theme Series                                      3,209,775                     6,412,383
      Phoenix-Aberdeen International Series                              16,480,647                    14,628,460
      Phoenix-AIM Growth Series                                           3,748,045                     6,402,246
      Phoenix-Alger Small-Cap Growth Series                               1,438,469                       865,378
      Phoenix-Alliance/Bernstein Enhanced Index Series                    6,650,832                     8,768,502
      Phoenix-Duff & Phelps Real Estate Securities Series                 9,059,487                     7,536,528
      Phoenix-Engemann Capital Growth Series                             24,895,131                    52,096,151
      Phoenix-Engemann Growth and Income Series                           6,387,870                     8,949,068
      Phoenix-Engemann Small-Cap Growth Series                            4,088,534                     4,702,959
      Phoenix-Engemann Strategic Allocation Series                       12,353,996                    20,042,045
      Phoenix-Engemann Value Equity Series                                6,795,915                    15,071,013
      Phoenix-Goodwin Money Market Series                                40,279,592                    45,971,614
      Phoenix-Goodwin Multi-Sector Fixed Income Series                   16,941,140                    10,954,723
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                 7,739,830                     1,708,242
      Phoenix-Kayne Rising Dividends Series                                 988,377                       820,392
      Phoenix-Kayne Small-Cap Quality Value Series                        1,855,145                       784,598
      Phoenix-Lazard International Equity Select Series                   5,076,635                     1,471,152
      Phoenix-Northern Dow 30 Series                                      1,809,066                     2,197,492
      Phoenix-Northern Nasdaq-100 Index(R) Series                         1,914,918                     1,631,973
      Phoenix-Sanford Bernstein Mid-Cap Value Series                      9,812,180                     8,443,724
      Phoenix-Sanford Bernstein Small-Cap Value Series                    8,216,208                     5,814,999
      Rydex Variable Trust Juno Fund                                      1,603,830                     1,440,995
      Rydex Variable Trust Nova Fund                                        384,881                       257,710
      Rydex Variable Trust Sector Rotation Fund                           2,313,194                       486,301
      Scudder VIT Equity 500 Index Fund - Class A                        14,900,604                     4,552,705
      Technology Portfolio - Class I                                      1,405,568                     1,915,364
      Templeton Developing Markets Securities Fund - Class 2                138,467                       413,494
      Templeton Foreign Securities Fund - Class 2                         5,914,516                     5,392,671
      Templeton Global Asset Allocation Fund - Class 2                      229,856                       317,520
      Templeton Growth Securities Fund - Class 2                          6,311,283                    11,490,968

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


Note 3--Purchases and Proceeds from Sales of Investments (Continued)


      Wanger International Select                                     $   3,622,615                 $   2,502,428
      Wanger International Small Cap                                     14,363,245                    12,999,958
      Wanger Select                                                       5,171,050                     3,160,132
      Wanger U.S. Smaller Companies                                      13,499,641                    22,973,755
                                                                      --------------               ---------------
                                                                      $ 386,685,343                 $ 357,366,245
                                                                      ==============               ===============

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--CHANGES IN UNITS OUTSTANDING

                                                 -----------------------------------------------------------------------------------
The changes in units outstanding were as follows:  For period ended December 31, 2005       For period ended December 31, 2004

                                                     UNITS        UNITS     NET INCREASE      UNITS        UNITS      NET INCREASE
                                                     -----        -----     ------------      -----        -----      ------------
SUBACCOUNT                                          ISSUED       REDEEMED    (DECREASE)      ISSUED       REDEEMED     (DECREASE)
----------                                          ------       --------    ----------      ------       --------     ----------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I         3,427,985   (1,789,341)    1,638,644     3,254,192    (1,291,425)    1,962,767
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I          1,723,435   (1,436,594)      286,841     4,485,362       (46,129)    4,439,233
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Class I               1,269,506     (763,092)      506,414     1,389,944      (778,001)      611,943
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O  5,133,696   (7,257,597)   (2,123,901)    8,514,119    (4,297,617)    4,216,502
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Capital Appreciation                              579       (5,686)       (5,107)          144        (1,845)       (1,701)
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Government and Quality Bond                       193      (10,069)       (9,876)           18        (2,039)       (2,021)
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Growth                                            656       (6,114)       (5,458)          291        (1,879)       (1,588)
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Growth and Income                                 718       (3,183)       (2,465)          705          (639)           66
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Money Market                                    3,230       (6,154)       (2,924)           89        (1,609)       (1,520)
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Multi-Asset                                     1,030       (6,299)       (5,269)          901        (2,384)       (1,483)
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Natural Resources                               3,175       (1,357)        1,818         1,968          (642)        1,326
------------------------------------------------------------------------------------------------------------------------------------
Anchor - Strategic Multi-Asset                           1,629       (6,183)       (4,554)          356        (2,427)       (2,071)
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II    12,968,735   (6,416,879)    6,551,856     7,090,284   (11,851,506)   (4,761,222)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  7,345,168   (7,076,164)      269,004     7,498,724    (4,056,810)    3,441,914
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -
Service Class                                       17,373,997  (10,027,170)    7,346,827    14,920,154    (3,722,479)   11,197,675
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -
Service Class                                        1,803,265     (964,705)      838,560     1,297,725      (732,521)      565,204
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class        6,239,075  (10,393,113)   (4,154,038)   10,542,272   (12,452,619)   (1,910,347)
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                2,140,665     (306,276)    1,834,389           -             -             -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC      5,103,143     (991,490)    4,111,653           -             -             -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC  20,948,820   (1,938,281)   19,010,539           -             -             -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC      10,424,280   (1,475,081)    8,949,199           -             -             -
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2             12,752,210   (2,218,548)   10,533,662     2,863,012    (1,617,482)    1,245,530
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                        4,093,810   (7,678,757)   (3,584,947)    5,408,721    (3,538,620)    1,870,101
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                       2,546,445   (4,710,157)   (2,163,712)    3,820,149    (4,702,940)     (882,791)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                5,961,319   (5,971,853)      (10,534)    7,255,461    (6,664,610)      590,851
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                            6,528,131  (10,706,500)   (4,178,369)    9,967,132    (8,964,558)    1,002,574
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                  760,191     (552,721)      207,470     1,191,377      (582,519)      608,858
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series     5,057,570   (6,795,897)   (1,738,327)    5,039,656    (5,141,277)     (101,621)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series  2,171,027   (2,291,889)     (120,862)    3,516,711    (2,557,436)      959,275
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series               8,142,778  (15,749,784)   (7,607,006)   10,633,313   (15,153,909)   (4,520,596)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series            5,273,233   (7,310,841)   (2,037,608)    9,064,847    (4,396,701)    4,668,146
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series             6,290,578   (7,189,909)     (899,331)    6,055,440    (5,327,793)      727,647
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series         2,392,889   (5,260,500)   (2,867,611)    3,323,243    (5,487,534)   (2,164,291)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                 4,733,722  (10,362,157)   (5,628,435)   14,315,295    (4,462,291)    9,853,004
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                 26,292,955  (30,567,858)   (4,274,903)   38,686,723   (50,268,307)  (11,581,584)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series     4,775,769   (3,862,355)      913,414    10,758,996    (3,823,800)    6,935,196
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series  6,998,095   (1,576,663)    5,421,432     2,442,349      (540,049)    1,902,300
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  818,040     (701,828)      116,212     1,260,232      (500,460)      759,772
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series         1,119,865     (517,487)      602,378     1,022,903      (230,605)      792,298
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series    3,455,499   (1,021,249)    2,434,250     3,376,859      (713,293)    2,663,566
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                       1,745,188   (2,263,967)     (518,779)    3,445,431    (2,756,271)      689,160
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series          4,877,183   (3,802,717)    1,074,466     7,334,556    (4,655,303)    2,679,253
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series       4,505,519   (5,026,181)     (520,662)    6,234,770    (4,725,098)    1,509,672
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series     3,708,250   (3,035,973)      672,277     4,326,812    (2,660,657)    1,666,155
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                       1,767,093   (1,665,773)      101,320       440,205      (444,324)       (4,119)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         285,448     (185,657)       99,791       246,754      (176,081)       70,673
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            1,726,020     (346,618)    1,379,402       354,482      (141,384)      213,098
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund - Class A         12,512,530   (3,923,201)    8,589,329     7,951,938    (3,500,407)    4,451,531
------------------------------------------------------------------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                 -----------------------------------------------------------------------------------
The changes in units outstanding were as follows:  For period ended December 31, 2005       For period ended December 31, 2004

                                                     UNITS        UNITS     NET INCREASE      UNITS        UNITS      NET INCREASE
                                                     -----        -----     ------------      -----        -----      ------------
SUBACCOUNT                                          ISSUED       REDEEMED    (DECREASE)      ISSUED       REDEEMED     (DECREASE)
----------                                          ------       --------    ----------      ------       --------     ----------
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio - Class I                       5,994,140   (7,651,722)   (1,657,582)    8,876,819    (8,831,100)       45,719
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -
Class 2                                                 58,312     (198,732)     (140,420)       85,237      (185,860)     (100,623)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2          4,726,772   (4,383,948)      342,824     4,878,258    (2,523,939)    2,354,319
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2       121,104     (197,765)      (76,661)       61,615       (94,728)      (33,113)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2           3,895,574   (8,479,285)   (4,583,711)    4,324,303    (1,979,415)    2,344,888
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                          2,083,066   (1,511,190)      571,876     1,803,083    (1,642,358)      160,725
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       6,187,419   (5,807,899)      379,520    11,225,291   (12,096,463)     (871,172)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        2,207,908   (1,541,047)      666,861     2,283,279      (897,796)    1,385,483
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        5,793,702   (9,165,715)   (3,372,013)    8,791,437    (5,957,058)    2,834,379
------------------------------------------------------------------------------------------------------------------------------------

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2005, 2004, 2003, 2002 and 2001 follows:

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

AIM V.I. Capital Appreciation Fund - Class I

    2005            7,454        0.95 to        1.06        7,262          0.07%           - to     0.80%       7.97% to      8.83%
    2004            5,816        0.88 to        0.97        5,234              -       0.40% to     0.80%       5.77% to      6.71%
    2003            3,853        0.84 to        0.91        3,274              -       0.40% to     0.80%      28.48% to     29.52%
    2002            1,756        0.65 to        0.70        1,160              -       0.40% to     0.80%     (24.96%)to     (4.08%)
    2001(18)          276        0.87 to        0.93          243              -       0.80% to     0.80%     (13.39%)to      0.73%

AIM V.I. Mid Cap Core Equity Fund - Class I

    2005            4,726        1.09 to        1.10        5,136          0.51%           - to     0.80%       6.76% to      7.62%
    2004(28)        4,439        1.02 to        1.02        4,515          1.95%       0.40% to     0.80%       1.92% to      1.98%
    2003                -           - to           -            -              -           - to         -           - to          -
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

AIM V.I. Premier Equity Fund - Class I

    2005            4,871        0.89 to        0.92        4,457          0.89%           - to     0.80%       4.81% to      5.65%
    2004            4,365        0.85 to        0.88        3,800          0.51%       0.80% to     0.80%       4.93% to      5.77%
    2003            3,753        0.81 to        0.84        3,113          0.34%       0.80% to     0.80%      24.08% to     25.08%
    2002            2,949        0.65 to        0.68        1,969          0.46%       0.80% to     0.80%     (33.26%)to    (28.26%)
    2001(14)          861        0.94 to        0.98          832          0.49%       0.80% to     0.80%      (6.03%)to      3.18%

Alger American Leveraged AllCap Portfolio - Class O

    2005           18,063        0.66 to        0.96       12,856              -           - to     0.80%      13.53% to     14.45%
    2004           20,187        0.58 to        0.84       12,536              -       0.40% to     0.80%      (3.77%)to      8.19%
    2003           15,970        0.54 to        0.83        9,232              -       0.40% to     0.80%      33.65% to     34.72%
    2002           13,000        0.41 to        0.62        5,542          0.01%       0.40% to     0.80%     (34.44%)to    (33.91%)
    2001(11)        7,871        0.62 to        0.94        5,056              -       0.40% to     0.80%     (17.35%)to     (3.18%)

Anchor - Capital Appreciation

    2005               33       90.85 to       97.37        2,988          0.30%       0.45% to     0.60%      10.90% to     11.10%
    2004               36       81.74 to       87.79        2,967              -       0.45% to     0.60%       8.47% to      8.62%
    2003               38       75.25 to       80.94        2,864              -       0.45% to     0.60%      30.96% to     31.45%
    2002               36       57.46 to       61.57        2,103              -       0.45% to     0.60%     (23.13%)to    (23.01%)
    2001               43       74.64 to       80.10        3,238          0.22%       0.45% to     0.60%     (13.11%)to    (12.99%)

Anchor - Government and Quality Bond

    2005               10       30.61 to       44.36          422          3.28%       0.45% to     0.60%       1.70% to      2.20%
    2004               17       30.11 to       43.42          754          4.73%       0.45% to     0.60%       2.54% to      2.94%
    2003               19       29.36 to       42.18          817          4.54%       0.45% to     0.60%       0.92% to      1.86%
    2002               23       28.82 to       41.79          968          3.59%       0.45% to     0.60%       8.64% to      8.81%
    2001               22       26.53 to       38.41          834          4.46%       0.45% to     0.60%       6.31% to      6.47%

Anchor - Growth

    2005               27       61.23 to       92.17        2,425          0.91%       0.45% to     0.60%       6.50% to      6.60%
    2004               31       57.50 to       86.43        2,607          0.55%       0.45% to     0.60%      10.18% to     10.36%
    2003               32       52.19 to       78.32        2,494          0.55%       0.45% to     0.60%      29.00% to     29.14%
    2002               37       40.41 to       60.71        2,174          0.38%       0.45% to     0.60%     (22.63%)to    (22.53%)
    2001               40       52.23 to       78.36        3,093          0.13%       0.45% to     0.60%     (13.61%)to    (13.48%)

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Anchor - Growth and Income

    2005                7       38.60 to       39.94          275          0.94%       0.45% to     0.60%       4.20% to      4.40%
    2004               10       36.99 to       38.32          358          0.51%       0.45% to     0.60%       5.29% to      5.66%
    2003               10       35.00 to       36.40          336          0.57%       0.45% to     0.60%      25.34% to     25.57%
    2002               12       27.88 to       29.04          347          0.45%       0.45% to     0.60%     (24.73%)to    (24.60%)
    2001               12       36.97 to       38.58          432          0.19%       0.45% to     0.60%     (11.96%)to    (11.84%)

Anchor - Money Market

    2005               24       18.52 to       22.84          527          2.23%       0.45% to     0.60%       1.60% to      1.80%
    2004               25       18.23 to       22.44          549          0.33%       0.45% to     0.60%      (0.26%)to     (0.11%)
    2003               27       18.28 to       22.46          583          0.34%       0.45% to     0.60%      (0.29%)to     (0.13%)
    2002               38       18.33 to       22.49          842          1.08%       0.45% to     0.60%       0.48% to      0.63%
    2001               33       18.24 to       22.35          720          3.70%       0.45% to     0.60%       3.18% to      6.87%

Anchor - Multi-Asset

    2005               71       40.23 to       40.45        2,864          1.90%       0.45% to     0.60%       3.30% to      3.40%
    2004               75       38.91 to       39.18        2,918          1.76%       0.45% to     0.60%       4.04% to      4.19%
    2003               76       37.34 to       37.66        2,855          2.30%       0.45% to     0.60%      16.20% to     16.31%
    2002               80       32.11 to       32.41        2,562          2.90%       0.45% to     0.60%     (13.58%)to    (13.45%)
    2001               84       37.10 to       37.50        3,122          2.92%       0.45% to     0.60%      (4.84%)to     (4.70%)

Anchor - Natural Resources

    2005               11       68.29 to       71.53          796          0.50%       0.45% to     0.60%      45.30% to     45.50%
    2004               11       47.01 to       49.17          523          0.78%       0.45% to     0.60%      24.29% to     24.49%
    2003                9       37.82 to       39.50          368          1.54%       0.45% to     0.60%      45.75% to     46.82%
    2002               10       25.76 to       27.10          263          0.86%       0.45% to     0.60%       7.73% to      7.89%
    2001                8       23.91 to       25.12          211          0.42%       0.45% to     0.60%      (1.67%)to     (1.53%)

Anchor - Strategic Multi-Asset

    2005               39       41.85 to       44.10        1,644          0.71%       0.45% to     0.60%       8.40% to      8.60%
    2004               42       38.55 to       40.68        1,610          2.13%       0.45% to     0.60%      10.52% to     10.68%
    2003               44       34.83 to       36.81        1,527          1.01%       0.45% to     0.60%      28.28% to     28.47%
    2002               47       27.15 to       28.65        1,282          0.76%       0.45% to     0.60%     (12.87%)to    (12.74%)
    2001               50       31.12 to       32.89        1,565          4.74%       0.45% to     0.60%      (7.91%)to     (7.78%)

Federated Fund for U.S. Government Securities II
    2005           26,910        1.20 to        1.35       35,456          3.69%           - to     0.80%       1.21% to      2.03%
    2004           20,358        1.18 to        1.33       26,792          4.10%       0.40% to     0.80%       2.78% to      3.61%
    2003           25,120        1.15 to        1.30       31,813          3.58%       0.40% to     0.80%       1.55% to      2.37%
    2002           30,348        1.12 to        1.28       37,072          3.53%       0.40% to     0.80%       3.27% to      9.05%
    2001(9)         5,596        1.04 to        1.18        6,542          2.45%       0.50% to     0.80%       1.51% to      7.03%

Federated High Income Bond Fund II - Primary Shares

    2005           10,444        1.23 to        1.40       12,943          8.34%           - to     0.80%      (0.79%)to      2.66%
    2004           10,175        1.21 to        1.36       12,393          6.77%       0.40% to     0.80%       9.58% to     10.46%
    2003            6,733        1.10 to        1.23        7,487          6.34%       0.40% to     0.80%      21.24% to     22.22%
    2002            4,527        0.91 to        1.01        4,137          9.03%       0.40% to     0.80%       0.58% to      1.39%
    2001(10)        3,057        0.90 to        0.99        2,776          7.84%       0.40% to     0.80%      (5.65%)to      5.03%

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Fidelity VIP Contrafund(R) Portfolio - Service Class

    2005           42,540        1.22 to        1.53       54,365          0.18%           - to     0.80%      15.92% to     16.85%
    2004           35,193        1.05 to        1.31       39,503          0.23%       0.40% to     0.80%      14.42% to     15.34%
    2003           23,995        0.92 to        1.14       23,591          0.22%       0.40% to     0.80%      27.33% to     28.35%
    2002            8,202        0.72 to        0.89        6,051          0.47%       0.40% to     0.80%     (10.15%)to      6.81%
    2001(7)         2,817        0.80 to        0.98        2,291          0.38%       0.50% to     0.80%     (13.07%)to      1.67%

Fidelity VIP Growth Opportunities Portfolio - Service Class

    2005            4,209        0.83 to        1.12        3,631          0.71%           - to     0.80%       2.01% to      8.86%
    2004            3,371        0.77 to        1.03        2,688          0.43%       0.80% to     0.80%       6.20% to      7.06%
    2003            2,806        0.72 to        0.96        2,142          0.57%       0.50% to     0.80%      (7.16%)to     29.66%
    2002            2,145        0.56 to        0.74        1,266          0.68%       0.50% to     0.80%     (22.54%)to    (21.92%)
    2001(7)           989        0.72 to        0.95          757          0.20%       0.50% to     0.80%     (18.39%)to     (0.13%)

Fidelity VIP Growth Portfolio - Service Class

    2005           24,379        0.67 to        0.92       16,886          0.42%           - to     0.80%      (3.30%)to      5.67%
    2004           28,533        0.64 to        0.88       18,892          0.14%       0.40% to     0.80%       2.44% to      3.26%
    2003           30,444        0.62 to        0.85       20,431          0.17%       0.40% to     0.80%      31.72% to     32.78%
    2002           22,981        0.47 to        0.64       11,808          0.06%       0.40% to     0.80%     (30.76%)to    (30.20%)
    2001(8)         6,524        0.07 to        0.95        4,562              -       0.40% to     0.80%     (20.18%)to     (5.37%)

Lazard Retirement Small Cap Portfolio

    2005(30)        1,834        1.10 to        1.10        2,012              -           - to     0.80%      11.98% to     12.59%
    2004                -           - to           -            -              -           - to         -           - to          -
    2003                -           - to           -            -              -           - to         -           - to          -
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

Lord Abbett Bond-Debenture Portfolio - Class VC

    2005(29)        4,112        1.03 to        1.03        4,221          6.99%           - to     0.80%       3.04% to      5.33%
    2004                -           - to           -            -              -           - to         -           - to          -
    2003                -           - to           -            -              -           - to         -           - to          -
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

Lord Abbett Growth and Income Portfolio - Class VC

    2005(29)       19,011        1.05 to        1.06       20,019          1.73%           - to     0.80%       6.05% to      7.89%
    2004                -           - to           -            -              -           - to         -           - to          -
    2003                -           - to           -            -              -           - to         -           - to          -
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

Lord Abbett Mid-Cap Value Portfolio - Class VC

    2005(29)        8,949        1.09 to        1.09        9,722          0.71%           - to     0.80%      11.46% to     13.98%
    2004                -           - to           -            -              -           - to         -           - to          -
    2003                -           - to           -            -              -           - to         -           - to          -
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Mutual Shares Securities Fund - Class 2

    2005           19,751        1.33 to        1.72       32,505          0.66%           - to     0.80%       3.12% to     10.55%
    2004            9,217        1.20 to        1.57       13,926          0.77%       0.40% to     0.80%       2.26% to     12.63%
    2003            7,972        1.07 to        1.41       10,802          1.05%       0.40% to     0.80%      13.75% to     25.15%
    2002            6,484        0.86 to        1.13        7,185          0.88%       0.40% to     0.80%     (12.52%)to      2.20%
    2001(12)        3,588        0.98 to        1.30        4,552          1.72%       0.50% to     0.80%      (2.03%)to      6.51%

Phoenix Mid-Cap Growth Series

    2005           14,326        0.73 to        1.34       18,486              -           - to     0.80%       3.35% to      4.18%
    2004           17,911        0.70 to        1.30       22,322              -       0.40% to     0.80%      (8.40%)to      6.72%
    2003           16,041        0.66 to        1.22       19,061              -       0.40% to     0.80%      27.80% to     28.83%
    2002           14,444        0.51 to        0.96       13,501              -       0.40% to     0.80%     (33.04%)to    (32.50%)
    2001(5)        11,496        0.76 to        1.43       16,077              -       0.40% to     0.80%     (25.89%)to    (11.05%)

Phoenix Strategic Theme Series

    2005           14,790        0.67 to        1.54       21,828              -           - to     0.80%       0.37% to      1.18%
    2004           16,954        0.66 to        1.53       24,879              -       0.50% to     0.80%       4.59% to      5.44%
    2003           17,837        0.63 to        1.46       25,044              -       0.50% to     0.80%      36.16% to     37.26%
    2002           18,020        0.46 to        1.07       18,662              -       0.50% to     0.80%     (35.50%)to    (34.98%)
    2001(11)       18,154        0.72 to        1.65       29,303              -       0.50% to     0.80%     (27.95%)to    (27.36%)

Phoenix-Aberdeen International Series

    2005           26,527        1.21 to        3.04       74,716          4.34%           - to     0.80%      17.62% to     18.57%
    2004           26,538        1.02 to        2.57       63,926          2.80%       0.40% to     0.80%      19.82% to     20.78%
    2003           25,947        0.85 to        2.14       52,769          1.94%       0.40% to     0.80%      30.81% to     41.79%
    2002           25,724        0.64 to        1.63       40,119          1.07%       0.50% to     0.80%     (15.49%)to    (14.81%)
    2001(5)        27,284        0.75 to        1.93       50,662              -       0.50% to     0.80%     (24.69%)to    (21.67%)

Phoenix-AIM Growth Series

    2005           33,049        0.63 to        0.86       21,629              -           - to     0.80%       7.98% to      8.85%
    2004           37,228        0.58 to        0.79       22,530          0.10%       0.40% to     0.80%       3.37% to      4.21%
    2003           36,225        0.57 to        0.76       21,178              -       0.40% to     0.80%      19.86% to     27.82%
    2002           28,390        0.47 to        0.63       13,819              -       0.50% to     0.80%     (29.41%)to    (28.84%)
    2001(16)       20,044        0.67 to        0.88       13,835              -       0.50% to     0.80%     (28.61%)to      2.65%

Phoenix-Alger Small-Cap Growth Series

    2005            1,868        1.78 to        1.83        3,329              -           - to     0.80%      14.72% to     15.64%
    2004            1,661        1.55 to        1.58        2,578              -       0.40% to     0.80%     (10.27%)to      2.12%
    2003            1,052        1.53 to        1.55        1,609              -       0.80% to     0.80%      44.83% to     53.38%
    2002(22)          116        1.01 to        1.01          116              -       0.80% to     0.80%      (9.69%)to      1.95%
    2001                -           - to           -            -              -           - to         -           - to          -

Phoenix-Alliance/Bernstein Enhanced Index Series

    2005           29,694        0.95 to        1.34       39,178          1.25%           - to     0.80%       2.86% to      3.69%
    2004           31,432        0.92 to        1.30       40,342          1.48%       0.50% to     0.80%       8.96% to      9.84%
    2003           31,533        0.83 to        1.19       37,193          1.12%       0.50% to     0.80%      25.22% to     26.23%
    2002           31,028        0.66 to        0.95       29,285          0.92%       0.50% to     0.80%     (24.30%)to    (23.68%)
    2001(16)       30,137        0.86 to        1.26       37,683          0.71%       0.50% to     0.80%     (12.61%)to     (5.94%)

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate Securities Series

    2005            9,163        2.45 to        4.22       35,760          1.74%           - to     0.80%      14.18% to     15.10%
    2004            9,283        2.14 to        3.69       31,799          2.48%       0.40% to     0.80%      33.61% to     34.69%
    2003            8,324        1.59 to        2.75       21,543          3.49%       0.40% to     0.80%      37.16% to     38.27%
    2002            7,432        1.16 to        2.00       14,263          3.99%       0.40% to     0.80%       2.11% to     12.08%
    2001(10)        5,220        1.10 to        1.79        9,136          4.25%       0.50% to     0.80%       5.76% to     11.15%

Phoenix-Engemann Capital Growth Series

    2005           51,064        0.62 to        3.91      186,646          0.06%           - to     0.80%       2.89% to      3.71%
    2004           58,671        0.60 to        3.79      207,734          0.86%       0.50% to     0.80%       4.13% to      4.97%
    2003           63,192        0.57 to        3.63      215,668          0.10%       0.50% to     0.80%      25.48% to     26.49%
    2002           65,838        0.45 to        2.88      179,241              -       0.40% to     0.80%     (25.41%)to    (24.81%)
    2001(19)       73,526        0.60 to        3.86      270,385          0.06%       0.40% to     0.80%     (35.11%)to      4.18%

Phoenix-Engemann Growth and Income Series

    2005           25,382        1.07 to        1.30       32,167          1.05%           - to     0.80%       3.97% to      4.80%
    2004           27,420        1.03 to        1.25       33,449          1.28%       0.40% to     0.80%       9.59% to     10.48%
    2003           22,752        0.94 to        1.14       25,394          1.16%       0.40% to     0.80%      26.44% to     27.46%
    2002           21,039        0.74 to        0.90       18,605          0.83%       0.40% to     0.80%     (23.13%)to    (22.51%)
    2001(15)       18,381        0.95 to        1.17       21,188          0.56%       0.40% to     0.80%      (8.91%)to      6.90%

Phoenix-Engemann Small-Cap Growth Series

    2005            8,687        0.64 to        1.14        6,150              -           - to     0.80%       8.47% to      9.34%
    2004            9,586        0.59 to        1.04        6,331              -       0.50% to     0.80%       8.82% to      9.70%
    2003            8,859        0.54 to        0.95        5,345              -       0.50% to     0.80%       2.68% to     46.42%
    2002            4,934        0.37 to        0.65        2,031              -       0.80% to     0.80%     (29.38%)to    (21.88%)
    2001(11)        2,552        0.53 to        0.89        1,466          0.05%       0.80% to     0.80%     (27.31%)to     (5.87%)

Phoenix-Engemann Strategic Allocation Series

    2005           19,364        1.15 to        4.43       76,320          2.31%           - to     0.80%       0.98% to      1.79%
    2004           22,231        1.14 to        4.38       86,581          2.59%       0.40% to     0.80%       6.60% to      7.46%
    2003           24,395        1.06 to        4.09       90,921          2.66%       0.40% to     0.80%      18.91% to     19.87%
    2002           25,912        0.89 to        3.43       81,273          2.75%       0.40% to     0.80%     (12.28%)to    (11.58%)
    2001(5)        19,058        1.01 to        3.90       70,881          2.54%       0.40% to     0.80%      (0.41%)to      2.41%

Phoenix-Engemann Value Equity Series

    2005           25,376        0.98 to        1.60       37,974          1.14%           - to     0.80%       4.59% to      5.43%
    2004           31,005        0.93 to        1.53       44,642          0.98%       0.40% to     0.80%      12.01% to     12.92%
    2003           21,152        0.82 to        1.37       27,660          0.95%       0.40% to     0.80%      22.88% to     23.88%
    2002           19,603        0.66 to        1.11       21,043          0.95%       0.40% to     0.80%     (22.56%)to    (21.93%)
    2001(9)        15,629        0.85 to        1.44       21,909          0.96%       0.40% to     0.80%     (18.62%)to     (6.93%)

Phoenix-Goodwin Money Market Series

    2005           35,905        1.05 to        2.14       58,630          2.54%           - to     0.80%       1.76% to      2.58%
    2004           40,179        1.03 to        2.10       64,278          0.77%       0.40% to     0.80%      (0.01%)to      0.79%
    2003           51,761        1.03 to        2.09       83,073          0.69%       0.40% to     0.80%      (0.12%)to      0.68%
    2002           66,402        1.02 to        2.09      102,728          1.40%       0.40% to     0.80%       0.61% to      1.42%
    2001(16)       48,336        1.01 to        2.07       78,918          3.59%       0.40% to     0.80%       1.16% to      3.82%

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Fixed Income Series

    2005           24,919        1.38 to        3.86       81,240          4.88%           - to     0.80%       0.97% to      1.78%
    2004           24,005        1.37 to        3.81       77,599          6.32%       0.40% to     0.80%       4.83% to      6.84%
    2003           17,070        1.28 to        3.59       54,291          6.70%       0.40% to     0.80%      13.66% to     14.58%
    2002           16,355        1.13 to        3.15       46,115          7.37%       0.40% to     0.80%       9.12% to     10.00%
    2001(19)       12,808        1.03 to        2.87       32,611          8.29%       0.40% to     0.80%       2.20% to      6.09%

Phoenix-Goodwin Multi-Sector Short Term Bond Series

    2005            8,761        1.08 to        1.10        9,461          4.05%           - to     0.80%       0.55% to      1.36%
    2004            3,340        1.07 to        1.08        3,579          4.52%       0.50% to     0.80%       4.20% to      5.33%
    2003(27)        1,438        1.02 to        1.03        1,473          6.22%       0.50% to     0.80%       1.19% to      2.47%
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

Phoenix-Kayne Rising Dividends Series

    2005            2,212        1.17 to        1.20        2,590          1.44%           - to     0.80%      (1.71%)to     (0.91%)
    2004            2,096        1.19 to        1.21        2,494          1.64%       0.40% to     0.80%       2.02% to      5.26%
    2003            1,336        1.14 to        1.15        1,519          0.90%       0.80% to     0.80%      18.14% to     26.61%
    2002(21)          180        0.96 to        0.97          174          1.20%       0.80% to     0.80%      (3.75%)to      1.55%
    2001                -           - to           -            -              -           - to         -           - to          -

Phoenix-Kayne Small-Cap Quality Value Series

    2005            2,086        1.62 to        1.67        3,392          1.63%           - to     0.80%       8.23% to      9.10%
    2004            1,484        1.50 to        1.53        2,227          1.20%       0.50% to     0.80%      10.79% to     25.68%
    2003              692        1.20 to        1.21          831          1.51%       0.80% to     0.80%      19.32% to     20.28%
    2002(23)          104        1.01 to        1.01          105          4.27%       0.80% to     0.80%      (2.01%)to      7.18%
    2001                -           - to           -            -              -           - to         -           - to          -

Phoenix-Lazard International Equity Select Series

    2005            7,611        1.52 to        1.57       11,636          1.35%           - to     0.80%       7.79% to      8.65%
    2004            5,176        1.41 to        1.44        7,334          1.41%       0.50% to     0.80%      14.08% to     15.86%
    2003            2,513        1.23 to        1.24        3,095          1.06%       0.80% to     0.80%      28.78% to     31.21%
    2002(24)          319        0.95 to        0.96          304              -       0.80% to     0.80%      (1.64%)to      0.55%
    2001                -           - to           -            -              -           - to         -           - to          -

Phoenix-Northern Dow 30 Series

    2005            7,887        0.97 to        1.08        7,873          1.74%           - to     0.80%       0.24% to      1.05%
    2004            8,406        0.97 to        1.07        8,345          1.68%       0.40% to     0.80%       3.83% to      4.67%
    2003            7,717        0.93 to        1.02        7,387          1.72%       0.40% to     0.80%      26.38% to     27.40%
    2002            6,361        0.74 to        0.80        4,804          1.53%       0.40% to     0.80%     (16.18%)to    (15.50%)
    2001(7)         4,022        0.88 to        0.95        3,624          1.95%       0.40% to     0.80%      (7.03%)to      8.76%

Phoenix-Northern Nasdaq-100 Index(R) Series

    2005           16,364        0.41 to        0.98        7,135              -           - to     0.80%       0.44% to      1.24%
    2004           15,289        0.41 to        0.96        6,734          0.63%       0.40% to     0.80%       9.16% to     10.04%
    2003           12,610        0.37 to        0.88        5,078              -       0.40% to     0.80%       6.82% to     48.85%
    2002            8,097        0.25 to        0.59        2,170              -       0.80% to     0.80%     (38.08%)to    (37.58%)
    2001(16)        4,865        0.41 to        0.94        2,130              -       0.80% to     0.80%     (33.60%)to     (5.85%)

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value Series

    2005           19,166        1.73 to        2.26       34,422          0.11%           - to     0.80%       6.87% to      7.73%
    2004           19,686        1.62 to        2.10       33,069          0.18%       0.40% to     0.80%      19.44% to     20.41%
    2003           18,177        1.35 to        1.74       25,502          0.19%       0.40% to     0.80%      39.85% to     40.97%
    2002           18,224        0.97 to        1.24       18,246          0.96%       0.40% to     0.80%      (9.28%)to     (8.55%)
    2001(4)        12,201        1.07 to        1.35       13,460          1.69%       0.40% to     0.80%       6.68% to     23.16%

Phoenix-Sanford Bernstein Small-Cap Value Series

    2005           10,410        1.81 to        2.09       21,154              -           - to     0.80%       6.60% to      7.46%
    2004            9,737        1.69 to        1.96       18,554              -       0.40% to     0.80%      21.69% to     22.67%
    2003            8,071        1.38 to        1.61       12,639              -       0.40% to     0.80%      42.71% to     43.86%
    2002            6,431        0.97 to        1.13        7,087          0.60%       0.40% to     0.80%     (16.25%)to      7.43%
    2001(6)         2,134        1.06 to        1.25        2,610          1.46%       0.80% to     0.80%       7.82% to     15.00%

Rydex Variable Trust Juno Fund

    2005              583        0.88 to        0.90          513              -           - to     0.80%      (6.00%)to     (5.24%)
    2004              481        0.93 to        0.95          451              -       0.80% to     0.80%     (11.38%)to     (6.95%)
    2003(25)          485        1.05 to        1.06          512              -       0.80% to     0.80%      (4.35%)to      6.62%
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

Rydex Variable Trust Nova Fund

    2005              402        1.43 to        1.46          575          0.30%           - to     0.80%      (3.15%)to     11.24%
    2004              302        1.39 to        1.40          419          0.05%       0.80% to     0.80%      13.71% to     14.62%
    2003(26)          232        1.22 to        1.22          283              -       0.80% to     0.80%       9.08% to     21.02%
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

Rydex Variable Trust Sector Rotation Fund

    2005            1,779        1.43 to        1.46        2,549              -           - to     0.80%      12.80% to     13.71%
    2004              400        1.27 to        1.29          508              -       0.80% to     0.80%       9.83% to     10.71%
    2003(27)          187        1.16 to        1.16          216              -       0.80% to     0.80%       1.82% to     16.55%
    2002                -           - to           -            -              -           - to         -           - to          -
    2001                -           - to           -            -              -           - to         -           - to          -

Scudder VIT Equity 500 Index Fund - Class A

    2005           24,234        1.19 to        1.23       29,129          1.48%           - to     0.80%       3.84% to      4.68%
    2004           15,645        1.14 to        1.17       17,967          1.06%       0.40% to     0.80%       9.71% to     10.59%
    2003           11,193        1.04 to        1.06       11,694          0.95%       0.40% to     0.80%      27.13% to     28.16%
    2002            4,411        0.82 to        0.83        3,621          3.01%       0.40% to     0.80%     (22.94%)to      7.90%
    2001(20)          484        1.05 to        1.06          510              -       0.80% to     0.80%      (1.07%)to      5.50%

Technology Portfolio - Class I

    2005           22,327        0.28 to        0.67        6,611              -           - to     0.80%      (1.07%)to     (0.28%)
    2004           23,985        0.28 to        0.67        7,174              -       0.50% to     0.80%      (2.43%)to     (1.64%)
    2003           23,939        0.29 to        0.68        7,329              -       0.50% to     0.80%      46.59% to     47.77%
    2002           19,541        0.20 to        0.46        4,065              -       0.50% to     0.80%     (49.38%)to    (48.97%)
    2001(16)       15,931        0.39 to        0.90        6,516              -       0.50% to     0.80%     (52.82%)to      9.50%

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Templeton Developing Markets Securities Fund - Class 2

    2005              920        2.27 to        2.33        2,142          1.33%           - to     0.80%      26.41% to     27.43%
    2004            1,061        1.78 to        1.84        1,953          1.83%       0.50% to     0.80%      23.71% to     24.71%
    2003            1,162        1.43 to        1.49        1,728          1.20%       0.50% to     0.80%      51.77% to     52.99%
    2002            1,329        0.93 to        0.98        1,303          1.39%       0.50% to     0.80%     (12.95%)to     (0.15%)
    2001(19)        1,412        0.94 to        0.99        1,398          0.71%       0.50% to     0.80%      (8.82%)to     (0.83%)

Templeton Foreign Securities Fund - Class 2

    2005           15,502        1.24 to        1.40       20,939          1.14%           - to     0.80%       9.29% to     10.17%
    2004           15,159        1.13 to        1.28       18,689          1.06%       0.40% to     0.80%      17.58% to     18.53%
    2003           12,805        0.95 to        1.09       13,445          1.75%       0.40% to     0.80%      31.15% to     32.21%
    2002           10,043        0.72 to        0.83        8,100          1.55%       0.40% to     0.80%     (19.21%)to    (18.56%)
    2001(19)        6,393        0.83 to        1.03        6,405          2.79%       0.40% to     0.80%     (16.67%)to     (4.87%)

Templeton Global Asset Allocation Fund - Class 2

    2005              611        1.37 to        1.62          981          3.77%           - to     0.80%       2.73% to      3.55%
    2004              687        1.32 to        1.58        1,072          2.82%       0.80% to     0.80%      14.79% to     15.72%
    2003              720        1.14 to        1.38          977          2.55%       0.80% to     0.80%      30.90% to     31.95%
    2002              725        0.86 to        1.05          752          1.77%       0.80% to     0.80%      (6.69%)to     (4.39%)
    2001(13)          783        0.90 to        1.11          858          1.01%       0.80% to     0.80%     (10.67%)to     (9.66%)

Templeton Growth Securities Fund - Class 2

    2005           11,543        1.32 to        1.78       19,693          1.15%           - to     0.80%       8.00% to      8.86%
    2004           16,126        1.22 to        1.65       23,254          1.20%       0.40% to     0.80%      15.10% to     16.03%
    2003           13,781        1.05 to        1.43       17,313          1.54%       0.40% to     0.80%      31.08% to     32.14%
    2002           11,518        0.80 to        1.09       10,839          2.45%       0.40% to     0.80%     (19.14%)to    (16.40%)
    2001(17)        2,696        0.98 to        1.35        3,574         16.74%       0.40% to     0.80%      (2.10%)to      0.47%

Wanger International Select

    2005            5,072        0.99 to        2.26       10,353          1.89%           - to     0.80%      15.50% to     16.43%
    2004            4,500        0.85 to        1.96        7,964          0.29%       0.40% to     0.80%      14.54% to     24.34%
    2003            4,340        0.69 to        1.59        6,293          0.29%       0.50% to     0.80%      40.11% to     41.24%
    2002            2,858        0.49 to        1.13        3,067              -       0.50% to     0.80%     (15.97%)to    (15.29%)
    2001(11)        2,212        0.58 to        1.35        2,817          0.15%       0.50% to     0.80%     (27.21%)to    (26.48%)

Wanger International Small Cap

    2005           19,512        1.53 to        2.94       54,231          1.03%           - to     0.80%      20.56% to     21.53%
    2004           19,133        1.26 to        2.43       43,806          0.69%       0.40% to     0.80%      29.23% to     30.27%
    2003           20,004        0.96 to        1.87       35,683          0.30%       0.40% to     0.80%      47.67% to     48.87%
    2002           17,887        0.65 to        1.27       21,788              -       0.40% to     0.80%     (14.52%)to    (13.83%)
    2001(19)       16,747        0.75 to        1.48       24,061              -       0.40% to     0.80%     (21.79%)to     (6.31%)

Wanger Select

    2005            5,884        1.69 to        2.51       13,086              -           - to     0.80%       9.61% to     10.49%
    2004            5,217        1.54 to        2.29       10,553              -       0.40% to     0.80%      18.35% to     19.31%
    2003            3,832        1.30 to        1.93        6,651              -       0.40% to     0.80%      29.68% to     30.73%
    2002            2,569        1.00 to        1.49        3,620              -       0.40% to     0.80%      (8.36%)to     (0.54%)
    2001(13)        1,713        1.09 to        1.63        2,672              -       0.80% to     0.80%       8.22% to     20.85%

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Wanger U.S. Smaller Companies

    2005           33,469        1.57 to        2.76       89,736              -           - to     0.80%      10.37% to     11.25%
    2004           36,841        1.41 to        2.49       89,664              -       0.40% to     0.80%      17.39% to     18.33%
    2003           34,006        1.20 to        2.12       70,547              -       0.40% to     0.80%      42.08% to     43.22%
    2002           33,760        0.84 to        1.48       49,480              -       0.40% to     0.80%     (17.48%)to    (16.81%)
    2001(19)       32,046        1.01 to        1.80       57,216          0.06%       0.40% to     0.80%      (3.61%)to     11.39%

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the subaccount. While the subaccount may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that subaccount to deviate outside the range of the expense ratios presented.

(4) From inception January 8, 2001 to December 31, 2001.           (18) From inception May 17, 2001 to December 31, 2001.
(5) From inception January 12, 2001 to December 31, 2001.          (19) From inception July 31, 2001 to December 31, 2001.
(6) From inception January 16, 2001 to December 31, 2001.          (20) From inception October 30, 2001 to December 31, 2001.
(7) From inception January 18, 2001 to December 31, 2001.          (21) From inception August 12, 2002 to December 31, 2002.
(8) From inception January 31, 2001 to December 31, 2001.          (22) From inception August 14, 2002 to December 31, 2002.
(9) From inception February 1, 2001 to December 31, 2001.          (23) From inception August 26, 2002 to December 31, 2002.
(10) From inception February 8, 2001 to December 31, 2001.         (24) From inception September 10, 2002 to December 31, 2002.
(11) From inception February 16, 2001 to December 31, 2001.        (25) From inception June 2, 2003 to December 31, 2003.
(12) From inception February 20, 2001 to December 31, 2001.        (26) From inception June 3, 2003 to December 31, 2003.
(13) From inception March 9, 2001 to December 31, 2001.            (27) From inception June 4, 2003 to December 31, 2003.
(14) From inception April 11, 2001 to December 31, 2001.           (28) From inception December 3, 2004 to December 31, 2004.
(15) From inception April 12, 2001 to December 31, 2001.           (29) From inception April 21, 2005 to December 31, 2005.
(16) From inception April 26, 2001 to December 31, 2001.           (30) From inception April 29, 2005 to December 31, 2005.
(17) From inception May 15, 2001 to December 31, 2001.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6 - POLICY LOANS
Policy provisions allow policyowners to borrow up to 90% of the policy's cash surrender value, reduced by an amount equal to the surrender charge with interest of [4 % due in policy years 1-10, 3% due in policy years 11-15 and 2.50% due in policy years 16 and thereafter for all states except New York] and [6% due in policy years 1-10, 5% due in policy years 11-15 and 4.50% due in policy years 16 and thereafter in New York], payable on each policy anniversary. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2% for all states except New York and 4% for New York. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7 - FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled `Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2005, and 2004, are $76,043,316 and $73,627,573 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

         Administration Charge - In accordance with terms of the contracts, Phoenix may make deductions for administrative charges. Because a policy face amount and policy duration may vary, the administrative charge may also vary.

         Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

         Cost of Insurance Charge - In accordance with terms of the contracts, Phoenix makes deductions for costs of insurance to cover Phoenix's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

         Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled `Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


C) Mortality and Expense Charge

Phoenix will make deductions at a maximum annual rate of 0.80% of the contract's value for the mortality and expense risks, and administrative charges, which the company undertakes. These expenses are included in a separate line item entitled `Mortality and Expense Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2005, is $8,853,387. This expense is taken out as a reduction of unit values or redemption of units depending on your contract terms.

NOTE 8--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--LIQUIDATIONS AND MERGERS
On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix-Goodwin Money Market Series.

On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond-Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond -Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

On December 3, 2004, AIM V.I. Mid Cap Core Equity acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid-Cap Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

On November 29, 2004, Phoenix Variable Advisors, Inc ("PVA") terminated Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS"), as subadvisor for the Phoenix-MFS Investors Growth Stock Series, a series of the Fund. PVA and the Fund have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Upon termination of MFS, PVA hired AIM Capital Management, Inc. ("AIM") as the new subadvisor for the series, and the name of the series was changed to Phoenix-AIM Growth Series.

On September 24, 2004, Phoenix Aberdeen International acquired all of the net assets of Phoenix-Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

On September 24, 2004, Phoenix Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749 including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

On September 24, 2004, Phoenix Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


On September 17, 2004, Phoenix Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth & Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and PVA have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 13 - OTHER
On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[logo] PricewaterhouseCoopers

To the Board of Directors of Phoenix Life Insurance Company and Participants of Phoenix Life Variable Universal Life Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Universal Life Account at December 31, 2005, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation at December 31, 2005 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
March 24, 2006

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2005 AND 2004

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                             ---------------

Report of Independent Registered Public Accounting Firm...................................................        F-3

Consolidated Balance Sheet as of December 31, 2005 and 2004...............................................        F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended December 31, 2005, 2004 and 2003....................................................        F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2005, 2004 and 2003........................................................................        F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended
  December 31, 2005, 2004 and 2003........................................................................        F-7

Notes to Financial Statements.............................................................................      F-8 - F-40

[LOGO] PricewaterhouseCoopers
--------------------------------------------------------------------------------




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
February 22, 2006

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                   ($ amounts in millions, except share data)
                           DECEMBER 31, 2005 AND 2004


                                                                                                    2005           2004
                                                                                               -------------- --------------

ASSETS:
Available-for-sale debt securities, at fair value...........................................    $  13,402.6    $  13,473.6
Available-for-sale equity securities, at fair value.........................................          169.6          160.2
Trading equity securities, at fair value....................................................           --             87.3
Mortgage loans, at unpaid principal balances................................................          128.6          207.9
Venture capital partnerships, at equity in net assets.......................................          145.1          255.3
Policy loans, at unpaid principal balances..................................................        2,245.0        2,196.7
Other invested assets.......................................................................          308.6          367.5
                                                                                               -------------- --------------
                                                                                                   16,399.5       16,748.5
Available-for-sale debt and equity securities pledged as collateral.........................          304.4        1,278.8
                                                                                               -------------- --------------
Total investments...........................................................................       16,703.9       18,027.3
Cash and cash equivalents...................................................................          225.6          324.0
Accrued investment income...................................................................          225.8          222.3
Premiums, accounts and notes receivable.....................................................          183.3          163.7
Deferred policy acquisition costs...........................................................        1,546.7        1,388.1
Intangible assets...........................................................................            0.6            0.6
Goodwill....................................................................................            4.5            4.5
Other assets................................................................................          128.3          157.1
Separate account assets.....................................................................        7,722.2        6,950.3
                                                                                               -------------- --------------
TOTAL ASSETS................................................................................    $  26,740.9    $  27,237.9
                                                                                               ============== ==============

LIABILITIES:
Policy liabilities and accruals.............................................................    $  13,246.2    $  13,132.3
Policyholder deposit funds..................................................................        3,060.7        3,492.4
Indebtedness................................................................................          204.1          204.1
Deferred income taxes.......................................................................           31.7           21.5
Other liabilities...........................................................................          336.8          334.6
Non-recourse collateralized obligations.....................................................          389.9        1,355.2
Separate account liabilities................................................................        7,722.2        6,950.3
                                                                                               -------------- --------------
TOTAL LIABILITIES...........................................................................       24,991.6       25,490.4
                                                                                               -------------- --------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           10.5           47.5
                                                                                               -------------- --------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0           10.0
Additional paid-in capital..................................................................        1,714.9        1,714.9
Retained earnings (accumulated deficit).....................................................           12.4          (73.4)
Accumulated other comprehensive income......................................................            1.5           48.5
                                                                                               -------------- --------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,738.8        1,700.0
                                                                                               -------------- --------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................    $  26,740.9    $  27,237.9
                                                                                               ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

REVENUES:
Premiums.....................................................................   $     928.7    $     990.6    $   1,042.2
Insurance and investment product fees........................................         314.8          294.7          279.8
Investment income, net of expenses...........................................       1,092.5        1,068.0        1,098.2
Unrealized gain on trading equity securities.................................          --             85.9           --
Net realized investment losses...............................................         (53.2)          (2.0)         (98.0)
                                                                               -------------- -------------- --------------
TOTAL REVENUES...............................................................       2,282.8        2,437.2        2,322.2
                                                                               -------------- -------------- --------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,376.7        1,422.2        1,454.0
Policyholder dividends.......................................................         364.4          404.7          418.8
Policy acquisition cost amortization.........................................          99.6          110.0           94.0
Interest expense on indebtedness.............................................          14.7           12.8           12.2
Interest expense on non-recourse collateralized obligations..................          29.4           33.6           48.9
Other operating expenses.....................................................         236.5          259.9          253.2
                                                                               -------------- -------------- --------------
TOTAL BENEFITS AND EXPENSES..................................................       2,121.3        2,243.2        2,281.1
                                                                               -------------- -------------- --------------
Income from continuing operations
  before income taxes and minority interest..................................         161.5          194.0           41.1
Applicable income taxes......................................................          39.9           59.7            3.9
                                                                               -------------- -------------- --------------
Income from continuing operations before minority interest...................         121.6          134.3           37.2
Minority interest in net income of subsidiaries..............................          (0.7)          (0.1)          (0.5)
Equity in undistributed losses of affiliates.................................          --            (10.4)          (1.8)
                                                                               -------------- -------------- --------------
NET INCOME...................................................................   $     120.9    $     123.8    $      34.9
                                                                               ============== ============== ==============

COMPREHENSIVE INCOME:
NET INCOME...................................................................   $     120.9    $     123.8    $      34.9
OTHER COMPREHENSIVE INCOME (LOSS)............................................         (47.0)           7.5          135.6
                                                                               -------------- -------------- --------------
COMPREHENSIVE INCOME.........................................................   $      73.9    $     131.3    $     170.5
                                                                               ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

OPERATING ACTIVITIES:
Income from continuing operations............................................   $     120.9    $     123.8    $      34.9
Proceeds from sale of trading equity securities..............................         129.7           --             --
Unrealized gain on trading equity securities.................................          --            (85.9)          --
Net realized investment losses...............................................          53.2            2.0           98.0
Amortization and depreciation................................................           6.9           12.7           16.2
Investment gains.............................................................        (129.9)         (73.6)         (81.6)
Equity in losses of affiliates...............................................          --             17.2           --
Deferred income taxes........................................................          38.2           65.7            4.0
Decrease (increase) in receivables...........................................         (18.6)          37.8          (20.9)
Deferred policy acquisition costs increase...................................         (88.1)         (54.7)        (111.5)
Increase in policy liabilities and accruals..................................         327.6           60.1          469.6
Other assets and other liabilities net change................................          22.8          (44.6)         (16.4)
                                                                               -------------- -------------- --------------
Cash from continuing operations..............................................         462.7           60.5          392.3
Discontinued operations, net.................................................           5.4           16.1          (34.3)
                                                                               -------------- -------------- --------------
CASH FROM OPERATING ACTIVITIES...............................................         468.1           76.6          358.0
                                                                               -------------- -------------- --------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,852.4)      (4,159.6)      (5,611.5)
Investment sales, repayments and maturities..................................       4,801.7        4,213.8        4,417.2
Debt and equity securities pledged as collateral purchases...................          --            (17.2)         (56.9)
Debt and equity securities pledged as collateral sales.......................         956.0           97.0          171.5
Subsidiary sales.............................................................          10.7            6.6           --
Premises and equipment additions.............................................         (25.1)          (7.9)         (19.6)
Premises and equipment dispositions..........................................          17.3           26.4           --
Discontinued operations, net.................................................           1.2           --             (6.7)
                                                                               -------------- -------------- --------------
CASH FROM (FOR) INVESTING ACTIVITIES.........................................         909.4          159.1       (1,106.0)
                                                                               -------------- -------------- --------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         609.6          917.3        1,334.2
Policyholder deposit fund withdrawals........................................      (1,041.3)      (1,067.6)      (1,087.2)
Other indebtedness proceeds..................................................          --            171.6           --
Indebtedness repayments......................................................          --           (155.2)          --
Collateralized obligations proceeds..........................................          --             --             --
Collateralized obligations repayments........................................      (1,009.1)         (90.8)         (99.6)
Common stock dividends paid..................................................         (35.1)         (69.7)         (44.5)
                                                                               -------------- -------------- --------------
CASH FROM (FOR) FINANCING ACTIVITIES.........................................      (1,475.9)        (294.4)         102.9
                                                                               -------------- -------------- --------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................         (98.4)         (58.7)        (645.1)
Cash and cash equivalents, beginning of year.................................         324.0          382.7        1,027.8
                                                                               -------------- -------------- --------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     225.6    $     324.0    $     382.7
                                                                               ============== ============== ==============

Included in cash and cash equivalents above is cash pledged as collateral of $15.2 million, $61.0 million and $72.0 million at December 31, 2005, 2004 and 2003, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income...................................................................   $     120.9    $     123.8    $      34.9
Common stock dividends declared..............................................         (35.1)         (69.7)         (44.5)
Other equity adjustments.....................................................          --             --              0.7

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................         (47.0)           7.5          135.6
                                                                               -------------- -------------- --------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          38.8           61.6          126.7
Stockholder's equity, beginning of year......................................       1,700.0        1,638.4        1,511.7
                                                                               -------------- -------------- --------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................   $   1,738.8    $   1,700.0    $   1,638.4
                                                                               ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


1.   ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes.

ACCOUNTING CHANGES

In September 2005, the Accounting Standards Executive Committee, or AcSEC, of the American Institute of Certified Public Accountants, or AICPA, issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," or SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards No. 97, or SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt SOP 05-1 on January 1, 2007. We are currently assessing the impact of SOP 05-1 on our consolidated financial position and results of operations.

Other-Than-Temporary Impairments: FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," or FSP 115-1, is effective for reporting periods beginning after December 15, 2005. Earlier application is permitted. FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, does not have a material effect on our consolidated financial statements.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

Variable Interest Entities: In January 2003, a new accounting standard was issued, FASB Interpretation No. 46 (FIN 46), Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51, that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46(R) in December 2003, with FIN 46(R) providing additional interpretation as to existing standards on consolidation. FIN 46(R) clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtained an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we adopted FIN 46(R) for Special Purpose Entities (SPEs) in which we hold a variable interest that we acquired prior to February 1, 2003. The effect of our adoption of the foregoing provisions of FIN 46(R) is described further in Note 7. FIN 46(R) requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. The adoption of FIN 46(R) for our non-SPE variable interest entities did not have a material effect on our consolidated financial statements.

BUSINESS COMBINATIONS AND DISPOSITIONS

Aberdeen Asset Management, PLC

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, in our 2005 consolidated statement of operations. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen Asset Management PLC, or Aberdeen, a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS 115, Accounting for Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 income from continuing operations include a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. See Note 3 to these financial statements for more information on our holdings in Aberdeen.

Lombard International Assurance S.A.

On January 11, 2005, we closed the sale of our interest in Lombard International Assurance S.A., or Lombard, to Friends Provident plc, or Friends Provident, for common shares in Friends Provident valued at $59.0 million. In connection with our disposition of Lombard, we entered into a total return swap agreement with a third party, which was settled with cash proceeds of $59.0 million on April 1, 2005 in exchange for all of our shares in Friends Provident.

Phoenix Global Solutions (India) Pvt. Ltd.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction was not material to our consolidated financial statements.


2.   LIFE AND ANNUITY ACTIVITIES

Life and Annuity activities include individual life insurance and annuity products, such as universal life, variable life, term life and fixed and variable annuities. They also include the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
     o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
     o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
     o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
     o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity in force that is not covered by this reinsurance arrangement.
     o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

DIRECT BUSINESS AND REINSURANCE:
($ amounts in millions)                                                               YEAR ENDED DECEMBER 31,
                                                                           --------------------------------------------
                                                                                2005           2004           2003
                                                                           -------------- -------------- --------------

Direct premiums........................................................     $     994.7    $   1,043.3    $   1,092.1
Premiums assumed from reinsureds.......................................            14.0           13.8           15.5
Premiums ceded to reinsurers...........................................           (80.0)         (66.5)         (65.4)
                                                                           -------------- -------------- --------------
PREMIUMS...............................................................     $     928.7    $     990.6    $   1,042.2
                                                                           ============== ============== ==============
Percentage of amount assumed to net premiums...........................             1.5%           1.4%           1.5%
                                                                           ============== ============== ==============

Direct policy benefits incurred........................................     $     440.1    $     416.3    $     402.9
Policy benefits assumed from reinsureds................................             8.2            3.9           13.5
Policy benefits ceded to reinsurers....................................           (56.4)         (52.9)         (56.9)
                                                                           -------------- -------------- --------------
POLICY BENEFITS........................................................     $     391.9    $     367.3    $     359.5
                                                                           ============== ============== ==============

Direct life insurance in force.........................................     $ 133,990.2    $ 126,367.9    $ 120,931.3
Life insurance in force assumed from reinsureds........................         1,810.5        1,759.5        1,837.3
Life insurance in force ceded to reinsurers............................       (83,144.7)     (80,040.1)     (77,222.3)
                                                                           -------------- -------------- --------------
LIFE INSURANCE IN FORCE................................................     $  52,656.0    $  48,087.3    $  45,546.3
                                                                           ============== ============== ==============
Percentage of amount assumed to net insurance in force.................             3.4%           3.7%           4.0%
                                                                           ============== ============== ==============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $984.8 million, $1,054.9 million and $1,094.5 million, net of reinsurance, for the years ended December 31, 2005, 2004 and 2003.

Irrevocable letters of credit aggregating $50.8 million at December 31, 2005 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions, which we review on a regular basis, and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:
($ amounts in millions)                                                                   YEAR ENDED DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Direct acquisition costs deferred excluding acquisitions.....................   $     187.7    $     164.7    $     205.5
Acquisition costs recognized in Valley Forge Life acquisition................                         --             --
Costs amortized to expenses:
  Recurring costs related to operations......................................        (114.3)        (110.4)         (98.1)
  Credit related to realized investment gains or losses......................          14.7            0.4            4.1
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................          70.5            7.7           12.4
                                                                               -------------- -------------- --------------
Change in deferred policy acquisition costs..................................         158.6           62.4          123.9
Deferred policy acquisition costs, beginning of year.........................       1,388.1        1,325.7        1,201.8
                                                                               -------------- -------------- --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................   $   1,546.7    $   1,388.1    $   1,325.7
                                                                               ============== ============== ==============

During 2005, we benefited from an adjustment, or "unlocking," of assumptions primarily related to DAC. The unlocking was driven by revised assumptions reflecting favorable mortality experience, offset by interest rate and spread adjustments for annuities. The effects of the unlocking decreased insurance product fees by $0.3 million, increased the change in policyholder reserves by $3.5 million, increased non-deferred expenses by $0.5 million and decreased DAC amortization by $28.1 million for a net increase in pre-tax income of $23.8 million in the second quarter. However, this initial increase was partially offset by a resulting increase in DAC amortization of $5.8 million during the latter half of the year.

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 4.00% to 5.25% as of December 31, 2005, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2005 and 2004, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $82.1 million and $123.5 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $10.7 million and $9.1 million, respectively.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 30.7% and 35.6% of the face value of total individual life insurance in force at December 31, 2005 and 2004, respectively.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which ranged from 2% to 10% as of December 31, 2005, less administrative charges.

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

In connection with the demutualization, we established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, will support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimate to continue at rates in effect for 2000.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

We present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. On November 3, 2005, the 2006 policyholder dividend scale was reduced for most policyholders with a reduction in the interest component of the scale, partially offset by improvements in the mortality component. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                 AS OF DECEMBER 31,
($ amounts in millions)                                                        -----------------------------
                                                                                    2005           2004        INCEPTION
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $   6,992.0    $   6,949.6    $   4,773.1
Equity securities............................................................          95.4           90.8           --
Mortgage loans...............................................................         109.9          181.9          399.0
Venture capital partnerships.................................................          73.4           52.4           --
Policy loans.................................................................       1,349.2        1,363.4        1,380.0
Other invested assets........................................................          69.3           60.0           --
                                                                               -------------- -------------- --------------
Total closed block investments...............................................       8,689.2        8,698.1        6,552.1
Cash and cash equivalents....................................................          87.0          100.5           --
Accrued investment income....................................................         118.2          118.8          106.8
Receivables..................................................................          40.9           32.7           35.2
Deferred income taxes........................................................         328.0          359.7          389.4
Other closed block assets....................................................          24.9           24.0            6.2
                                                                               -------------- -------------- --------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,288.2        9,333.8        7,089.7
                                                                               -------------- -------------- --------------
Policy liabilities and accruals..............................................       9,815.8        9,686.9        8,301.7
Policyholder dividends payable...............................................         338.9          365.5          325.1
Policyholder dividend obligation.............................................         334.1          535.9           --
Other closed block liabilities...............................................          53.8           41.5           12.3
                                                                               -------------- -------------- --------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,542.6       10,629.8        8,639.1
                                                                               -------------- -------------- --------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................   $   1,254.4    $   1,296.0    $   1,549.4
                                                                               ============== ============== ==============


CLOSED BLOCK REVENUES AND EXPENSES AND                                                          YEAR ENDED
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:                      CUMULATIVE                   DECEMBER 31,
($ amounts in millions)                                              FROM      --------------------------------------------
                                                                  INCEPTION         2005           2004           2003
                                                                -------------- -------------- -------------- --------------

Premiums.....................................................    $   6,052.4    $     881.6    $     932.8    $   1,000.1
Net investment income........................................        3,327.7          556.5          560.0          573.1
Net realized investment losses...............................         (113.0)         (21.9)          (2.0)          (9.4)
                                                                -------------- -------------- -------------- --------------
TOTAL REVENUES...............................................        9,267.1        1,416.2        1,490.8        1,563.8
                                                                -------------- -------------- -------------- --------------
Policy benefits, excluding dividends.........................        6,347.7          980.1        1,007.1        1,058.0
Other operating expenses.....................................           66.5            8.6            8.9           10.0
                                                                -------------- -------------- -------------- --------------
Total benefits and expenses,
  excluding policyholder dividends...........................        6,414.2          988.7        1,016.0        1,068.0
                                                                -------------- -------------- -------------- --------------
Closed block contribution to income
  before dividends and income taxes..........................        2,852.9          427.5          474.8          495.8
Policyholder dividends.......................................        2,363.9          363.7          403.9          419.4
                                                                -------------- -------------- -------------- --------------
Closed block contribution to income before income taxes......          489.0           63.8           70.9           76.4
Applicable income taxes......................................          171.4           22.2           24.7           26.8
                                                                -------------- -------------- -------------- --------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................    $     317.6    $      41.6    $      46.2    $      49.6
                                                                ============== ============== ============== ==============

Policyholder dividends provided through earnings.............    $   2,409.1    $     363.7    $     403.9    $     419.4
Policyholder dividends provided through
  other comprehensive income.................................          241.6         (194.9)           3.8          (45.5)
                                                                -------------- -------------- -------------- --------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............        2,650.7          168.8          407.7          373.9
POLICYHOLDER DIVIDENDS PAID..................................       (2,302.8)        (397.2)        (395.3)        (395.6)
                                                                -------------- -------------- -------------- --------------
Change in policyholder dividend liabilities..................          347.9         (228.4)          12.4          (21.7)
Policyholder dividend liabilities, beginning of period.......          325.1          901.4          889.0          910.7
                                                                -------------- -------------- -------------- --------------
Policyholder dividend liabilities, end of period.............          673.0          673.0          901.4          889.0
  Less:  Policyholder dividends payable, end of period.......         (338.9)        (338.9)         365.5          369.8
                                                                -------------- -------------- -------------- --------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............    $     334.1    $     334.1    $     535.9    $     519.2
                                                                ============== ============== ============== ==============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


3.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT SECURITIES:                                             AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

U.S. government and agency...................................    $     736.8    $     699.9    $     676.4    $     622.7
State and political subdivision..............................          365.0          344.2          446.5          413.7
Foreign government...........................................          333.9          298.8          314.8          284.0
Corporate....................................................        7,450.3        7,322.2        7,365.4        7,040.7
Mortgage-backed..............................................        3,276.0        3,241.2        3,253.4        3,122.9
Other asset-backed...........................................        1,240.6        1,224.6        1,417.1        1,405.0
                                                                -------------- -------------- -------------- --------------
DEBT SECURITIES..............................................    $  13,402.6    $  13,130.9    $  13,473.6    $  12,889.0
                                                                ============== ============== ============== ==============

Amounts applicable to the closed block.......................    $   6,992.0    $    6,748.4   $   6,949.6    $    6,515.2
                                                                ============== ============== ============== ==============


FAIR VALUE AND COST OF EQUITY SECURITIES:                                           AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

Lombard International Assurance, S.A.........................    $      --      $      --      $      43.3    $      43.3
Other equity securities......................................          169.6          151.2          116.9          101.1
                                                                -------------- -------------- -------------- --------------
EQUITY SECURITIES............................................    $     169.6    $     151.2    $     160.2    $     144.4
                                                                ============== ============== ============== ==============

Amounts applicable to the closed block.......................    $      95.4    $      82.5    $      90.8    $      78.3
                                                                ============== ============== ============== ==============

In 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in 2003, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

In January 2005, we sold our equity investment in Lombard as further described in Note 1.

HRH. Hilb Rogal & Hobbs (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

As a result of these transactions, in 2002 we recorded a gross realized investment gain of $107.1 million, $38.8 million net of offsets for applicable DAC costs and deferred income taxes. We calculated our gains using the specific identification of the securities sold. As a result of the transactions we completed in November 2002, it was no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes. In addition, in 2003 we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).

UNREALIZED GAINS AND LOSSES FROM                                                      AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES:                                     -------------------------------------------------------------
($ amounts in millions)                                                      2005                          2004
                                                                ------------------------------ ------------------------------
                                                                     GAINS          LOSSES          GAINS         LOSSES
                                                                --------------- -------------- -------------- ---------------

U.S. government and agency...................................    $      41.4     $     (4.5)    $     55.4     $     (1.7)
State and political subdivision..............................           23.0           (2.2)          34.4           (1.6)
Foreign government...........................................           36.0           (0.9)          31.1           (0.3)
Corporate....................................................          219.2          (91.1)         364.2          (39.5)
Mortgage-backed..............................................           71.0          (36.2)         137.0           (6.5)
Other asset-backed...........................................           25.4           (9.4)          32.4          (20.3)
                                                                --------------- -------------- -------------- ---------------
Debt securities gains and losses.............................    $     416.0     $   (144.3)    $    654.5     $    (69.9)
                                                                =============== ============== ============== ===============
DEBT SECURITIES NET GAINS....................................    $     271.7                    $    584.6
                                                                ===============                ==============

Equity securities gains and losses...........................    $      20.4     $     (2.0)    $     19.1     $     (3.3)
                                                                =============== ============== ============== ===============
EQUITY SECURITIES NET GAINS..................................    $      18.4                    $     15.8
                                                                ===============                ==============


AGING OF TEMPORARILY IMPAIRED                                            AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ amounts in millions)                         LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS             TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED      FAIR        UNREALIZED      FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE         LOSSES        VALUE        LOSSES
                                            ------------ ------------- ------------- ------------- ------------- ------------
DEBT SECURITIES
U.S. government and agency................   $    177.6    $     (3.2)   $    47.9    $     (1.3)   $    225.5    $    (4.5)
State and political subdivision...........         40.0          (1.0)        37.3          (1.2)         77.3         (2.2)
Foreign government........................         41.1          (0.6)        10.6          (0.3)         51.7         (0.9)
Corporate.................................      2,599.5         (59.5)       790.7         (31.6)      3,390.2        (91.1)
Mortgage-backed...........................      1,507.4         (26.8)       326.4          (9.4)      1,833.8        (36.2)
Other asset-backed........................        309.2          (4.6)       205.4          (4.8)        514.6         (9.4)
                                            ------------- ------------- ------------ ------------- ------------- ------------
DEBT SECURITIES...........................   $  4,674.8    $    (95.7)   $ 1,418.3    $    (48.6)   $  6,093.1    $  (144.3)
COMMON STOCK..............................         46.8          (2.0)        --            --            46.8         (2.0)
                                            ------------- ------------- ------------ ------------- ------------- ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  4,721.6    $    (97.7)   $ 1,418.3    $    (48.6)   $  6,139.9    $  (146.3)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $  2,058.4    $    (44.2)   $   340.0    $    (16.3)   $  2,398.4    $   (60.5)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  2,663.2    $    (53.5)   $ 1,078.3    $    (32.3)   $  3,741.5    $   (85.8)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $    147.8    $     (8.4)   $   106.0    $     (5.5)   $    253.8    $   (13.9)
                                            ============= ============= ============ ============= ============= ============

AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (2.6)                $     (1.4)                 $    (4.0)
                                                          =============              =============               ============

These securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

AGING OF TEMPORARILY IMPAIRED                                            AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES:                  --------------------------------------------------------------------------------
($ amounts in millions)                          LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS             TOTAL
                                             --------------------------- -------------------------- -------------------------
                                                 FAIR       UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                 VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             ------------ ------------- ------------ -------------- ------------ ------------
DEBT SECURITIES
U.S. government and agency................    $     85.6   $     (1.4)   $      4.9   $     (0.3)   $     90.5   $    (1.7)
State and political subdivision...........          41.6         (1.2)          9.0         (0.4)         50.6        (1.6)
Foreign government........................          --           --            10.6         (0.3)         10.6        (0.3)
Corporate.................................       1,212.6        (16.1)        418.8        (23.4)      1,631.4       (39.5)
Mortgage-backed...........................         589.4         (4.8)        113.6         (1.7)        703.0        (6.5)
Other asset-backed........................         444.6         (5.3)         96.8        (15.0)        541.4       (20.3)
                                             ------------ ------------- ------------ ------------- ------------ ------------
DEBT SECURITIES...........................    $  2,373.8   $    (28.8)   $    653.7   $    (41.1)   $  3,027.5   $   (69.9)
COMMON STOCK..............................          15.3         (2.4)          5.4         (0.9)         20.7        (3.3)
                                             ------------ ------------- ------------ ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....    $  2,389.1   $    (31.2)   $    659.1   $    (42.0)   $  3,048.2   $   (73.2)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS INSIDE THE CLOSED BLOCK...........    $    702.0   $    (10.7)   $    347.9   $    (16.2)   $  1,049.9   $   (26.9)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........    $  1,687.1   $    (20.5)   $    311.2   $    (25.8)   $  1,998.3   $   (46.3)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........    $     66.8   $     (2.2)   $     68.3   $    (12.2)   $    135.1   $   (14.4)
                                             ============ ============= ============ ============= ============ ============

AFTER OFFSETS FOR DEFERRED ACQUISITION                     $     (0.8)                $     (4.5)                $    (5.3)
  COST ADJUSTMENT AND TAXES...............                =============              =============              ============

These securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance.

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated.

CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                                      AS OF DECEMBER 31,
($ amounts in millions)                                          -----------------------------------------------------------
                                                                             2005                          2004
                                                                 ----------------------------- -----------------------------
                                                                    CARRYING                      CARRYING
                                                                      VALUE       FAIR VALUE        VALUE       FAIR VALUE
                                                                 -------------- -------------- -------------- --------------
PROPERTY TYPE
Apartment buildings..........................................     $      39.9    $      38.2    $      81.8    $      82.8
Office buildings.............................................            14.4           13.8           18.0           18.2
Retail stores................................................            62.1           59.5           92.5           93.6
Industrial buildings.........................................            22.8           21.8           25.4           25.7
Other........................................................             0.1            0.1            0.1            0.1
                                                                 -------------- -------------- -------------- --------------
Subtotal.....................................................           139.3          133.4          217.8          220.4
  Less:  Valuation allowances................................           (10.7)          --             (9.9)          --
                                                                 -------------- -------------- -------------- --------------
MORTGAGE LOANS...............................................     $     128.6    $     133.4    $     207.9    $     220.4
                                                                 ============== ============== ============== ==============

Amounts applicable to the closed block.......................     $     109.9    $     105.2    $     181.9    $     184.1
                                                                 ============== ============== ============== ==============

The carrying values of delinquent or in-process-of-foreclosure mortgage loans as of December 31, 2005 and 2004 were $8.2 million and $0.0 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $10.5 million and $12.9 million as of December 31, 2005 and 2004, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                               YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Valuation allowance, beginning of year.......................................   $       9.9    $      12.8    $      15.5
Additions charged to income..................................................           0.8           --              0.8
Deductions for write-offs and disposals......................................          --             (2.9)          (3.5)
                                                                               -------------- -------------- --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $      10.7    $       9.9    $      12.8
                                                                               ============== ============== ==============

During the three years ended December 31, 2005, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2005.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry sector index if there has been a material shift in the S&P index, either upward or downward.

NET INVESTMENT INCOME RELATED TO VENTURE CAPITAL PARTNERSHIPS:                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Net realized gains on partnership cash and stock distributions...............   $      27.0    $      13.7    $      17.4
Net unrealized gains (losses) on partnership investments.....................          (6.6)          14.4           38.2
Partnership operating expenses...............................................           3.4           (2.6)          (6.6)
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME........................................................   $      23.8    $      25.5    $      49.0
                                                                               ============== ============== ==============

Amounts applicable to the closed block.......................................   $       9.0    $       6.2    $      12.8
                                                                               ============== ============== ==============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows:

ADJUSTMENT OF VENTURE CAPITAL INVESTMENT INCOME                                           YEAR ENDED DECEMBER 31,
RELATED TO RECEIPT OF FINANCIAL STATEMENTS:                                    --------------------------------------------
($ amounts in millions)                                                             2005           2004           2003
                                                                               -------------- -------------- --------------

Closed block.................................................................   $      (1.2)   $       1.0    $      --
General account..............................................................         (13.4)           6.8           33.4
                                                                               -------------- -------------- --------------
TOTAL........................................................................   $     (14.6)   $       7.8    $      33.4
                                                                               ============== ============== ==============

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Contributions................................................................   $      66.0    $      59.2    $      41.3
Equity in earnings of partnerships...........................................          23.8           25.5           49.0
Distributions................................................................         (94.6)         (64.3)         (43.6)
Proceeds from sale of partnership interests..................................         (91.5)          --            (26.1)
Realized loss on sale of partnership interests...............................         (13.9)          --            (14.3)
                                                                               -------------- -------------- --------------
Change in venture capital partnerships.......................................        (110.2)          20.4            6.3
Venture capital partnership investments, beginning of period.................         255.3          234.9          228.6
                                                                               -------------- -------------- --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $     145.1    $     255.3    $     234.9
                                                                               ============== ============== ==============

AMOUNTS APPLICABLE TO CLOSED BLOCK...........................................   $      73.4    $      52.4    $      38.6
                                                                               ============== ============== ==============

There were $105.1 million and $136.5 million in unfunded commitments outstanding at December 31, 2005 and 2004, respectively. Of these, $91.6 million and $83.0 million were applicable to the closed block.

In 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. We closed the sale of approximately 76% of these funds in 2005. The carrying value of the funds sold in 2005 was $98.8 million. A related pre-tax realized loss of $13.9 million was recognized in 2005.

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $14.3 million.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

We present affiliate debt securities in the available-for-sale debt securities caption. There were no affiliate debt securities held at December 31, 2005 or 2004.

CARRYING VALUE AND COST OF AFFILIATE SECURITIES:                                                  AS OF DECEMBER 31, 2003
($ amounts in millions)                                                                        -----------------------------
                                                                                                  CARRYING
                                                                                                    VALUE          COST
                                                                                               -------------- --------------

Aberdeen common stock.......................................................................    $      38.3    $      20.0
Other.......................................................................................            9.2           18.9
                                                                                               -------------- --------------
AFFILIATE EQUITY SECURITIES.................................................................    $      47.5    $      38.9
                                                                                               ============== ==============

The cost basis of Aberdeen common stock is adjusted to reflect an other-than-temporary impairment of $89.1 million, which we recognized as a realized investment loss in 2003.

SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                    2004           2003
                                                                                               -------------- --------------

Aberdeen common stock dividends.............................................................    $       3.0    $       2.7
Equity in Aberdeen undistributed loss.......................................................          (21.9)          (2.0)
Other.......................................................................................            1.7           (2.7)
                                                                                               -------------- --------------
AFFILIATE EQUITY SECURITIES INVESTMENT LOSS.................................................    $     (17.2)   $      (2.0)
                                                                                               ============== ==============

Aberdeen convertible notes and bonds........................................................    $       2.0    $       2.5
Aberdeen 5.875% convertible notes...........................................................           --              0.1
                                                                                               -------------- --------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME.................................................    $       2.0    $       2.6
                                                                                               ============== ==============

There were no earnings from affiliate debt securities during 2005.

ABERDEEN. As of December 31, 2004 and 2003, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its then outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

During 2003, we recorded a non-cash realized investment loss of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. In addition, as of December 31, 2003 we owned $27.5 million in Aberdeen convertible subordinated notes which were repaid in full to us on November 19, 2004. Concurrent with this paydown, we relinquished our contractual right to one of two Aberdeen board seats held related to our 16.5% equity interest in Aberdeen at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange as compared to our carrying under the equity method, are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of income for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method.

AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                                          YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Equity in undistributed earnings (losses) of affiliates......................   $      --      $     (12.3)   $       0.5
Unrealized gain on trading securities........................................          --             55.1           --
Realized investment loss.....................................................          (7.0)          --            (55.0)
                                                                               -------------- -------------- --------------
NET INCOME (LOSS)............................................................   $      (7.0)   $      42.8    $     (54.5)
                                                                               ============== ============== ==============

The carrying value of our equity investment in Aberdeen is $87.3 million at December 31, 2004 and is presented as a trading equity security on our consolidated balance sheet.

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, which resulted in an after-tax realized investment loss of $7.0 million. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

OTHER INVESTED ASSETS:                                                                               AS OF DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------

Transportation and other equipment leases...................................................    $      63.6    $      67.8
Separate account equity investments.........................................................           17.2           40.0
Mezzanine partnerships......................................................................           75.0           61.7
Affordable housing partnerships.............................................................           22.8           23.4
Derivative instruments (Note 12)............................................................            8.6           19.4
Other affiliate investments.................................................................            5.7            8.8
Real estate.................................................................................           64.6           70.1
Other partnership interests.................................................................           51.1           76.3
                                                                                               -------------- --------------
OTHER INVESTED ASSETS.......................................................................    $     308.6    $     367.5
                                                                                               ============== ==============

Amounts applicable to the closed block......................................................    $      69.3    $      60.0
                                                                                               ============== ==============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions on a first-in, first-out basis and when declines in fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

SOURCES OF NET INVESTMENT INCOME:                                                         YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $     797.3    $     774.4    $     767.0
Equity securities............................................................           6.3            3.2            2.1
Mortgage loans...............................................................          20.2           22.5           32.6
Venture capital partnerships.................................................          23.8           25.5           49.0
Affiliate equity securities..................................................          --             --             --
Policy loans.................................................................         165.8          167.1          171.7
Other investments............................................................          47.8           48.8           35.0
Cash and cash equivalents....................................................           6.0            4.4            6.8
                                                                               -------------- -------------- --------------
Total investment income......................................................       1,067.2        1,045.9        1,064.2
  Less:  Investment expenses.................................................           8.6           18.0           18.2
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,058.6        1,027.9        1,046.0
Debt and equity securities pledged as collateral (Note 7)....................          33.9           40.1           52.2
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME........................................................   $   1,092.5    $   1,068.0    $   1,098.2
                                                                               ============== ============== ==============

Amounts applicable to the closed block.......................................   $     556.5    $     560.0    $     573.1
                                                                               ============== ============== ==============

For 2005, 2004 and 2003, net investment income was lower by $15.4 million, $9.5 million and $10.4 million, respectively, due to non-income producing debt securities. Of these amounts, $12.1 million, $5.8 million and $5.5 million, respectively, related to the closed block.

SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt security impairments....................................................   $     (31.2)   $     (15.5)   $     (76.1)
Equity security impairments..................................................          (2.1)          (1.5)          (4.3)
Mortgage loan impairments....................................................          (0.8)          --             (4.1)
Venture capital partnership impairments......................................          --             --             (4.6)
Affiliate equity security impairments........................................          --            (11.0)         (96.9)
Other invested asset impairments.............................................          --             (3.3)         (16.5)
Debt and equity securities pledged as collateral impairments.................          (1.2)         (16.6)          (8.3)
                                                                               -------------- -------------- --------------
IMPAIRMENT LOSSES............................................................         (35.3)         (47.9)        (210.8)
                                                                               -------------- -------------- --------------
Debt security transaction gains..............................................          19.2           39.0           93.7
Debt security transaction losses.............................................         (37.2)         (10.6)         (28.9)
Equity security transaction gains............................................           5.8           17.7           58.8
Equity security transaction losses...........................................         (12.5)          (5.9)          (9.2)
Mortgage loan transaction gains (losses).....................................          --              0.2           (1.3)
Venture capital partnership transaction losses...............................         (13.9)          --             (9.7)
Affiliate equity security gains..............................................          14.4           --             --
Affiliate equity security losses.............................................         (10.7)          --             --
Real estate transaction losses...............................................          (0.6)          --             --
Debt and equity securities pledged as collateral gains.......................           2.5           --             --
Other invested asset transaction gains.......................................          15.1            5.5            9.4
                                                                               -------------- -------------- --------------
NET TRANSACTION GAINS (LOSSES)...............................................         (17.9)          45.9          112.8
                                                                               -------------- -------------- --------------
NET REALIZED INVESTMENT LOSSES...............................................   $     (53.2)   $      (2.0)   $     (98.0)
                                                                               -------------- -------------- --------------

Net realized investment losses...............................................   $     (53.2)   $      (2.0)   $     (98.0)
                                                                               -------------- -------------- --------------
Applicable closed block policyholder dividend obligation (reduction).........         (12.4)           3.7           (5.9)
Applicable deferred policy acquisition costs (benefit).......................         (14.7)          (0.4)          (4.1)
Applicable deferred income taxes (benefit)...................................           9.2            3.1          (35.6)
                                                                               -------------- -------------- --------------
Offsets to realized investment gains.........................................         (17.9)           6.4          (45.6)
                                                                               -------------- -------------- --------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME........................   $     (35.3)   $      (8.4)   $     (52.4)
                                                                               ============== ============== ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million and $5.9 million for 2004 and 2003, respectively. We did not have any impairments relating to our direct investments in the consolidated collateralized obligation trusts in 2005.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable DAC and applicable deferred income taxes.

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                           YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $    (313.0)   $     (27.1)   $     (66.1)
Equity securities............................................................           2.6            0.2          (27.7)
Debt and equity securities pledged as collateral.............................         (93.3)           7.8          116.4
Other investments............................................................          (7.5)          --              4.9
                                                                               -------------- -------------- --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)..........................   $    (411.2)   $     (19.1)   $      27.5
                                                                               ============== ============== ==============

Net unrealized investment gains (losses).....................................   $    (411.2)   $     (19.1)   $      27.5
                                                                               -------------- -------------- --------------
Applicable policyholder dividend obligation..................................        (194.8)           3.6          (45.5)
Applicable deferred policy acquisition costs.................................         (70.5)          (7.7)         (12.4)
Applicable deferred income tax benefit.......................................         (20.1)          (9.8)          (5.4)
                                                                               -------------- -------------- --------------
Offsets to net unrealized investment gains...................................        (285.4)         (13.9)         (63.3)
                                                                               -------------- -------------- --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)                             $    (125.8)   $      (5.2)   $      90.8
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)...........................  ============== ============== ==============

INVESTING CASH FLOWS

Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less.

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                   YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt security purchases......................................................   $  (4,500.4)   $  (4,052.9)   $  (5,385.4)
Equity security purchases....................................................        (150.8)         (66.3)        (125.4)
Venture capital partnership investments......................................         (65.7)         (59.3)         (41.6)
Other invested asset purchases...............................................         (87.3)         (25.8)         (27.2)
Policy loan advances, net....................................................         (48.3)          44.7          (31.9)
                                                                               -------------- -------------- --------------
INVESTMENT PURCHASES.........................................................   $  (4,852.4)   $  (4,159.6)   $  (5,611.5)
                                                                               ============== ============== ==============

Debt securities sales........................................................   $   2,925.8    $   2,405.2    $   2,124.7
Debt securities maturities and repayments....................................       1,367.6        1,483.0        1,792.0
Equity security sales........................................................         225.4          111.2          235.7
Mortgage loan maturities and principal repayments............................          79.2           77.2          180.3
Venture capital partnership capital distributions............................         185.9           59.4           54.2
Affiliate securities sales...................................................          --              1.0           --
Real estate and other invested assets sales..................................          17.8           76.8           30.3
                                                                               -------------- -------------- --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   4,801.7    $   4,213.8    $   4,417.2
                                                                               ============== ============== ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2005 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended 2005.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ amounts in millions)                                                             DEBT         LOANS AT
                                                                                 SECURITIES      CARRYING
                                                                                  AT COST          VALUE         TOTAL
                                                                               -------------- -------------- --------------

Due in one year or less......................................................   $     315.8    $      25.0    $     340.8
Due after one year through five years........................................       2,278.8           57.8        2,336.6
Due after five years through ten years.......................................       3,789.4           29.8        3,819.2
Due after ten years..........................................................       6,746.9           16.0        6,762.9
                                                                               -------------- -------------- --------------

TOTAL........................................................................   $  13,130.9    $     128.6    $  13,259.5
                                                                               ============== ============== ==============


4.   GOODWILL AND OTHER INTANGIBLE ASSETS

We do not record amortization expense on goodwill and other intangible assets with indefinite lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at least annually. To test for impairments, we calculate the fair value of the reporting unit based on the sum of a multiple of revenue and the fair value of the unit's tangible net assets. We compare the calculated fair value to the recorded values and record an impairment, if warranted.

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                     YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        -----------------------------------------------------------
($ amounts in millions)                                                      2005                          2004
                                                                ----------------------------- -----------------------------
                                                                     GROSS           NET           GROSS          NET
                                                                -------------- -------------- -------------- --------------

Goodwill.....................................................    $       5.8    $       4.5    $       5.8    $       4.5
Other........................................................            3.2            0.6            3.2            0.6
                                                                -------------- -------------- -------------- --------------
GOODWILL AND OTHER INTANGIBLE ASSETS.........................    $       9.0    $       5.1    $       9.0    $       5.1
                                                                ============== ============== ============== ==============

No amortization of intangible assets is expected over the next five years.


5.   FINANCING ACTIVITIES

INDEBTEDNESS

We record indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we determine the fair value of indebtedness based on contractual cash flows discounted at market rates.

INDEBTEDNESS:                                                                         AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                             2005                          2004
                                                                ----------------------------- -----------------------------
                                                                   CARRYING         FAIR         CARRYING        FAIR
                                                                     VALUE          VALUE          VALUE         VALUE
                                                                -------------- -------------- -------------- --------------

6.95% surplus notes..........................................    $      30.2    $      30.7    $      30.2    $      34.4
7.15% surplus notes..........................................          173.9          183.4          173.9          174.8
                                                                -------------- -------------- -------------- --------------
TOTAL INDEBTEDNESS...........................................    $     204.1    $     214.1    $     204.1    $     209.2
                                                                ============== ============== ============== ==============

Our 6.95% and 7.15% surplus notes are due December 1, 2006 and December 15, 2034, respectively. The carrying value of the 2034 notes is net of $1.1 million of unamortized original issue discount. Interest payments are at an annual rate of 6.95% and 7.15%, respectively, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The 6.95% notes have no early redemption provisions. The 7.15% notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York insurance law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% notes and recognized an after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued the $175.0 million 7.15% notes.

On November 22, 2004, The Phoenix Companies, Inc. entered into a $150.0 million three-year, unsecured senior revolving credit facility to replace our prior $150.0 million credit facility. Potential borrowers on the new credit line are The Phoenix Companies, Inc., Phoenix Investment Partners and Phoenix Life. The Phoenix Companies unconditionally guarantees any loans under this new facility to Phoenix Life and Phoenix Investment Partners. Base rate loans will bear interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans will bear interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. Phoenix Investment Partners has taken a $25 million draw on this facility at the Eurodollar rate.

INTEREST EXPENSE ON INDEBTEDNESS:                                                         YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

INTEREST EXPENSE INCURRED....................................................   $      14.7    $      12.8    $      12.2
                                                                               ============== ============== ==============
INTEREST PAID................................................................   $      14.6    $      12.6    $      12.2
                                                                               ============== ============== ==============


6.   SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


7.   INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
     OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, our asset management serves as the investment advisor to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the two in the table below. These eight collateralized obligation trusts are investment trusts with aggregate assets of $2.5 billion that are primarily invested in a variety of fixed income securities acquired from third parties. These collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties, as well as to our general account. Our asset management affiliates earned advisory fees of $8.8 million, $8.0 million and $10.4 million during the years ended December 31, 2005, 2004 and 2003, respectively. These advisory fees are either recorded as investment product fees for unconsolidated trusts or reflected as investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest related to third-party equity investments for consolidated trusts on our consolidated statement of income. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our general account direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the eight collateralized obligation trusts is $45.5 million at December 31, 2005 ($0.0 million of which relates to trusts that are consolidated). Of that exposure, $34.3 million ($0.0 million of which relates to trust that are consolidated) relates to investment grade debt securities and loss of management fees.

Prior to September 30, 2005, we consolidated Phoenix-Mistic 2002-1 CDO, Ltd., or Mistic, which was redeemed during the third quarter of 2005. Upon redemption, this issue was liquidated and the remaining assets of the trust, in excess of remaining liabilities, were distributed to the trust's equity investors, including us, pro rata based upon the amounts originally invested. Liquidation of this trust resulted in a reduction to zero of all of our assets, liabilities and accumulated other comprehensive income associated with this trust, with our share of the residual balance recorded to earnings. As a result of this liquidation, we recognized $3.4 million of prepayment fees, $3.9 million of realized investment gains and a reversal of $1.3 million of impairments taken previously under FIN 46-R when Mistic was consolidated on our balance sheet.

We consolidated two collateralized obligation trusts as of December 31, 2005 and three as of December 31, 2004 and 2003. As of December 31, 2005, our direct investment in the two consolidated collateralized obligation trusts is $0.0 million. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $5.0 million, $3.4 million and $3.6 million for the years ended December 31, 2005, 2004 and 2003, respectively, related to these consolidated obligation trusts.

Six variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $2.2 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $45.5 million ($34.3 million of which are investment grade debt securities at December 31, 2005). We recognized investment advisory fee revenues related to the unconsolidated variable interest entities of $3.9 million, $4.6 million and $6.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.

CONSOLIDATED VARIABLE INTEREST ENTITIES:                                                            AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I...............................................................................    $      54.2    $      94.4
Phoenix CDO II..............................................................................          267.8          294.5
Phoenix-Mistic 2002-1 CDO...................................................................           --            967.0
                                                                                               -------------- --------------
TOTAL.......................................................................................    $     322.0    $   1,355.9
                                                                                               ============== ==============

NON-RECOURSE COLLATERALIZED OBLIGATIONS
Phoenix CDO I (March 2011 maturity).........................................................    $      93.1    $     127.3
Phoenix CDO II (December 2012 mandatorily redeemable).......................................          296.8          329.4
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).........................................           --            898.5
                                                                                               -------------- --------------
TOTAL.......................................................................................    $     389.9    $   1,355.2
                                                                                               ============== ==============

Assets pledged as collateral consist of available-for-sale debt and equity securities at fair value of $304.4 million and $1,278.8 million at December 31, 2005 and 2004, respectively. In addition, cash and accrued investment income of $17.6 million and $77.1 million are included in these amounts at December 31, 2005 and 2004, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $371.2 million and $1,253.4 million at December 31, 2005 and 2004, respectively, and non-recourse derivative cash flow hedge liability of $18.7 million (notional amount of $210.8 million with maturity of June 1, 2009) and $101.8 million (notional amount of $1,118.2 million with maturities of 2005-2013) at December 31, 2004 and 2003, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $0.0 million and $37.7 million at December 31, 2005 and 2004, respectively.

Collateralized obligations for which PXP is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a significant amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse, to us, for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value and are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

                                                                                            AS OF AND FOR THE
EFFECT OF CONSOLIDATION OF COLLATERALIZED OBLIGATION TRUSTS:                              YEAR ENDED DECEMBER 31,
($ in millions)                                                                --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Increase (decrease) in net income or (increase) in net loss..................   $       1.3    $     (12.9)   $      (2.4)
                                                                               ============== ============== ==============
Reduction to stockholders' equity............................................   $     (67.9)   $     (67.5)   $     (77.3)
                                                                               ============== ============== ==============

The above non-cash credits (charges) to earnings and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The FASB continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES
PLEDGED AS COLLATERAL:                                                               AS OF DECEMBER 31,
($ in millions)                                                 -----------------------------------------------------------
                                                                             2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

Debt securities pledged as collateral........................    $     304.1    $     278.9    $   1,276.9    $   1,159.9
Equity securities pledged as collateral......................            0.3            0.3            1.9            0.4
                                                                -------------- -------------- -------------- --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $     304.4    $     279.2    $   1,278.8    $   1,160.3
                                                                ============== ============== ============== ==============


GROSS AND NET UNREALIZED GAINS AND LOSSES FROM
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:                                   AS OF DECEMBER 31,
($ in millions)                                                 -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                     GAINS         LOSSES          GAINS         LOSSES
                                                                -------------- -------------- -------------- --------------

Debt securities pledged as collateral........................    $      35.8    $     (10.6)   $     131.3    $     (14.3)
Equity securities pledged as collateral......................            0.1           (0.1)           1.6           (0.1)
                                                                -------------- -------------- -------------- --------------
TOTAL........................................................    $      35.9    $     (10.7)   $     132.9    $     (14.4)
                                                                ============== ============== ============== ==============
NET UNREALIZED GAINS.........................................    $      25.2                   $     118.5
                                                                ==============                ==============

AGING OF TEMPORARILY IMPAIRED DEBT AND
EQUITY SECURITIES PLEDGED AS COLLATERAL:                               AS OF DECEMBER 31, 2005
($ in millions)                              -----------------------------------------------------------------------------
                                                LESS THAN 12 MONTHS     GREATER THAN 12 MONTHS            TOTAL
                                             ------------------------- ------------------------- -------------------------
                                                 FAIR      UNREALIZED     FAIR       UNREALIZED     FAIR       UNREALIZED
                                                 VALUE       LOSSES       VALUE        LOSSES       VALUE        LOSSES
                                             ------------ ------------ ----------- ------------- ------------ ------------

Corporate                                     $      3.9   $    (1.0)   $     8.8   $     (1.5)   $    12.6    $    (2.5)
Mortgage-backed                                      1.3        (0.1)         9.1         (6.1)        10.4         (6.2)
Other asset-backed                                  --          --            2.2         (1.9)         2.2         (1.9)
                                             ------------ ------------ ----------- ------------- ------------ ------------
DEBT SECURITIES                               $      5.2   $    (1.1)   $    20.1   $     (9.5)   $    25.2    $   (10.6)
EQUITY SECURITIES PLEDGED AS COLLATERAL             --          --           --           (0.1)        --           (0.1)
                                             ------------ ------------ ----------- ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL                       $      5.2   $    (1.1)   $    20.1   $     (9.6)   $    25.2    $   (10.7)
                                             ============ ============ =========== ============= ============ ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totaled $10.7 million at December 31, 2005. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $8.7 million at December 31, 2005. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2005.

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES PLEDGED           -----------------------------------------------------------------------------
AS COLLATERAL:                                  LESS THAN 12 MONTHS      GREATER THAN 12 MONTHS           TOTAL
($ amounts in millions)                      ------------------------- ------------------------- -------------------------
                                                 FAIR      UNREALIZED     FAIR       UNREALIZED      FAIR      UNREALIZED
                                                 VALUE       LOSSES       VALUE        LOSSES        VALUE       LOSSES
                                             ------------ ------------ ----------- ------------- ------------ ------------

Corporate..................................   $     16.2   $    (0.2)   $    25.2   $     (4.0)   $    41.4    $    (4.2)
Mortgage-backed............................         --          --           23.9         (8.3)        23.9         (8.3)
Other asset-backed.........................         --          --           21.0         (1.8)        21.0         (1.8)
                                             ------------ ------------ ----------- ------------- ------------ ------------
DEBT SECURITIES............................   $     16.2   $    (0.2)   $    70.1   $    (14.1)   $    86.3    $   (14.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --          --           --           (0.1)        --           (0.1)
                                             ------------ ------------ ----------- ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     16.2   $    (0.2)   $    70.1   $    (14.2)   $    86.3    $   (14.4)
                                             ============ ============ =========== ============= ============ ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $14.3 million at December 31, 2004. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $7.8 million at December 31, 2004. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2004.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                 2005
($ in millions)                                                                                                    COST
                                                                                                              --------------

Due in one year or less                                                                                        $       4.8
Due after one year through five years                                                                                 70.7
Due after five years through ten years                                                                                32.6
Due after ten years                                                                                                  170.8
                                                                                                              --------------
TOTAL DEBT SECURITIES                                                                                          $     278.9
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2005 and 2004 is $0.3 million and $(0.7) million, respectively. See Note 3 to these financial statements for information on realized investment losses related to these CDOs.


8.   INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such benefits to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

ALLOCATION OF INCOME TAXES:                                                                YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $       6.6    $     (12.5)   $       1.5
  Deferred...................................................................          33.3           72.2            2.4
                                                                               -------------- -------------- --------------
  Continuing operations......................................................          39.9           59.7            3.9
  Equity in earnings of affiliates...........................................          --             (6.8)          (0.2)
                                                                               -------------- -------------- --------------
NET INCOME...................................................................          39.9           52.9            3.7
Other comprehensive income...................................................         (22.1)         (14.0)          (2.4)
                                                                               -------------- -------------- --------------
COMPREHENSIVE INCOME.........................................................   $      17.8    $      38.9    $       1.3
                                                                               ============== ============== ==============

INCOME TAXES PAID (REFUNDED).................................................   $     (14.1)   $       6.0    $       1.3
                                                                               ============== ============== ==============


EFFECTIVE INCOME TAX RATE:                                                                 YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Income from continuing operations before income taxes
  and minority interest......................................................   $     161.5    $     194.0    $      41.1
                                                                               -------------- -------------- --------------
Income taxes at statutory rate of 35.0%......................................          56.5           67.9           14.4
Investment income not subject to tax.........................................          (8.7)         (10.8)          (6.9)
Tax interest recoveries......................................................          (5.3)          --             (1.1)
Historic rehabilitation and other tax credits................................          (2.3)          --             --
Realized losses on available-for-sale securities pledged as collateral.......          (0.5)           4.5            0.9
Other, net...................................................................           0.2           (1.9)          (3.4)
                                                                               -------------- -------------- --------------
INCOME TAXES APPLICABLE TO CONTINUING OPERATIONS.............................   $      39.9    $      59.7    $       3.9
                                                                               ============== ============== ==============


DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                     YEAR ENDED
($ amounts in millions)                                                                                DECEMBER 31,
                                                                                               -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     233.8    $     214.1
Unearned premiums/deferred revenues.........................................................          108.2          118.1
Employee benefits...........................................................................           70.6           73.0
Intangible assets...........................................................................            2.3            2.6
Net operating and capital loss carryover benefits...........................................           25.4           29.9
Historic rehabilitation and other tax credits...............................................           18.7           12.3
Foreign tax credits carryover benefits......................................................            0.1            0.1
Other.......................................................................................            0.6            6.1
Valuation allowance.........................................................................           (1.1)          (1.1)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          458.6          455.1
                                                                                               -------------- --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (374.1)        (335.6)
Investments.................................................................................         (116.2)        (133.2)
Other.......................................................................................           --             (7.8)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (490.3)        (476.6)
                                                                                               -------------- --------------
DEFERRED INCOME TAX ASSETS (LIABILITIES)....................................................    $     (31.7)   $     (21.5)
                                                                                               ============== ==============

We have elected to file a consolidated federal income tax return for 2005 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2005, we had deferred tax assets of $12.9 million and $11.4 million related to net operating and capital losses, respectively, for federal income tax purposes and $1.1 million for state net operating losses. The related federal net operating losses of $36.9 million are scheduled to expire between the years 2017 and 2025. The federal capital losses of $32.5 million are scheduled to expire between 2009 and 2010. The state net operating losses of $15.1 million related to the non-life subgroup are scheduled to expire between 2019 and 2024. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $1.1 million and a $1.1 million valuation allowance at the end of 2005 and 2004, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2005, the deferred income tax assets of $18.7 million related to general business tax credits are expected to expire between 2022 and 2025.

As of December 31, 2005, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2005 and 2004 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution. Investment income not subject to tax for 2005 and 2004 included net tax expense of $1.3 and net tax benefit of $5.7 million, respectively, related to the anticipated resolution of certain tax matters with the IRS.


9.   EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this forgiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                               YEAR ENDED DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005            2004           2003
                                                                               -------------- -------------- --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.50%           5.75%          6.00%
Future compensation increase rate............................................       4.00%           4.00%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................      10.00%           8.50%          9.25%
Future health care cost increase rate, age 65 and older......................      12.25%          10.50%         11.25%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       5.75%           6.00%          6.50%
Future compensation increase rate............................................       4.00%           3.50%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................       8.50%           9.25%         10.00%
Future health care cost increase rate, age 65 and older......................      10.50%          11.25%         12.00%

CHANGES IN PENSION PLANS' ASSETS AND                                               YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  -----------------------------------------------------------
($ amounts in millions)                                                EMPLOYEE PLAN               SUPPLEMENTAL PLAN
                                                                ----------------------------- -----------------------------
                                                                     2005           2004           2005           2004
                                                                -------------- -------------- -------------- --------------

PLANS' ASSETS
Plan assets' actual gain (loss)..............................    $      24.5    $      44.3    $      --      $      --
Employer contributions.......................................           27.7            8.9            5.5            5.7
Participant benefit payments.................................          (26.0)         (25.7)          (5.5)          (5.7)
                                                                -------------- -------------- -------------- --------------
Change in plan assets........................................           26.2           27.5           --             --
Plan assets, beginning of year...............................          396.4          368.9           --             --
                                                                -------------- -------------- -------------- --------------
PLANS' ASSETS, END OF YEAR...................................    $     422.6    $     396.4    $      --      $      --
                                                                ============== ============== ============== ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (36.7)   $     (36.1)   $      (9.1)   $      (7.0)
Actuarial gain (loss)........................................          (13.3)         (35.5)         (18.3)         (11.2)
Curtailment gain (loss)......................................           --              7.5           --              2.7
Participant benefit payments.................................           26.0           25.7            5.5            5.7
Plan amendments..............................................           --             --             (1.5)          --
                                                                -------------- -------------- -------------- --------------
Change in projected benefit obligation.......................          (24.0)         (38.4)         (23.4)          (9.8)
Projected benefit obligation, beginning of year..............         (499.0)        (460.6)        (134.6)        (124.8)
                                                                -------------- -------------- -------------- --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (523.0)   $    (499.0)   $    (158.0)   $    (134.6)
                                                                ============== ============== ============== ==============


FUNDED STATUS OF PENSION PLANS:                                                   YEAR ENDED DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                        EMPLOYEE PLAN               SUPPLEMENTAL PLAN
                                                                ----------------------------- -----------------------------
                                                                    2005           2004           2005           2004
                                                                -------------- -------------- -------------- --------------

Excess of accrued pension benefit cost over amount
  contributed to plan........................................    $     (16.0)   $     (37.0)   $     (94.0)   $     (86.0)
Additional minimum liability.................................          (54.0)         (41.2)         (45.9)         (40.6)
                                                                -------------- -------------- -------------- --------------
Excess of accumulated benefit obligation over plan assets....          (70.0)         (78.2)        (139.9)        (126.6)
Intangible asset.............................................            7.0            8.0           --             --
Minimum pension liability adjustment in accumulated
  other comprehensive income.................................           47.0           33.2           45.9           40.6
                                                                -------------- -------------- -------------- --------------
Funding status recognized in balance sheet...................          (16.0)         (37.0)         (94.0)         (86.0)
                                                                -------------- -------------- -------------- --------------
Net unamortized loss.........................................          (77.4)         (57.6)         (66.5)         (52.6)
Unamortized prior service (cost) credit......................           (7.0)          (8.0)           2.5            4.0
                                                                -------------- -------------- -------------- --------------
Funding status unrecognized in balance sheet.................          (84.4)         (65.6)         (64.0)         (48.6)
                                                                -------------- -------------- -------------- --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS,
  END OF YEAR................................................    $    (100.4)   $    (102.6)   $    (158.0)   $    (134.6)
                                                                ============== ============== ============== ==============

The Phoenix Companies expects to contribute $1.9 million to the employee pension plan during 2006. The Phoenix Companies made payments totaling $27.7 million to the pension plan during 2005 including $5.7 million toward the estimated 2005 contribution and $22.0 million of additional contributions.

FUNDED STATUS OF OTHER POSTRETIREMENT BENEFIT PLANS:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                     2005           2004
                                                                                               -------------- --------------

Accrued benefit obligation included in other liabilities....................................    $     (84.9)   $     (88.0)
                                                                                               -------------- --------------
Net unamortized gain........................................................................            6.1           10.3
Unamortized prior service (costs) credits...................................................            6.4            7.4
                                                                                               -------------- --------------
Funding status unrecognized in balance sheet................................................           12.5           17.7
                                                                                               -------------- --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR............................    $     (72.4)   $     (70.3)
                                                                                               ============== ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $0.4 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded non-recurring expenses of $6.5 million ($4.2 million after income taxes), $31.8 million ($20.7 million after income taxes) and $5.2 million ($3.2 million after income taxes) in 2005, 2004 and 2003, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services. Reserves for management restructuring agreements are not material to our consolidated financial statements at December 31, 2004 and 2003.


10.  OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income. We also consider unrealized foreign currency losses when evaluating investments for impairment. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

SOURCES OF OTHER COMPREHENSIVE INCOME:                                  YEAR ENDED DECEMBER 31,
($ amounts in millions)                      -------------------------------------------------------------------------------
                                                        2005                      2004                      2003
                                             ------------------------- ------------------------- ---------------------------
                                                 GROSS         NET         GROSS         NET         GROSS         NET
                                             ------------ ------------- ------------ ------------ ------------- ------------

Unrealized gains (losses) on
  investments.............................    $   (435.9)  $   (157.0)   $     23.9   $     17.2   $    140.9    $    164.5
Net realized investment losses on
  available-for-sale securities included
  in net income...........................          24.7         31.2         (43.0)       (22.4)      (113.4)        (73.7)
                                             ------------ ------------- ------------ ------------ ------------- ------------
Net unrealized investment gains...........        (411.2)      (125.8)        (19.1)        (5.2)        27.5          90.8
Net unrealized foreign currency
  translation adjustment .................          (6.0)        (4.0)         (4.6)        (0.6)        11.9           8.2
Net unrealized derivative instruments
  gains (losses)..........................          82.8         82.8          13.1         13.3         35.9          36.6
                                             ------------ ------------- ------------ ------------ ------------- ------------
Other comprehensive income (loss).........        (334.4)  $    (47.0)        (10.6)  $      7.5         75.3    $    135.6
                                             ------------ ============= ------------ ============ ------------- ============
Applicable policyholder dividend
  obligation..............................        (194.8)                       3.6                     (45.5)
Applicable deferred policy acquisition
  cost amortization.......................         (70.5)                      (7.7)                    (12.4)
Applicable deferred income taxes
  (benefit)...............................         (22.1)                     (14.0)                     (2.4)
                                             -------------              -------------             -------------
Offsets to other comprehensive income.....        (287.4)                     (18.1)                    (60.3)
                                             -------------              -------------             -------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $    (47.0)                $      7.5                $    135.6
                                             =============              =============             =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                   AS OF DECEMBER 31,
($ amounts in millions)                                                 ----------------------------------------------------
                                                                                  2005                      2004
                                                                        ------------------------- --------------------------
                                                                           GROSS         NET         GROSS         NET
                                                                        ------------ ------------ ----------- --------------

Unrealized gains on investments....................................      $    307.7   $     26.9   $   718.9   $      152.7
Unrealized foreign currency translation adjustment.................            (0.3)        (0.8)        5.7            3.2
Unrealized losses on derivative instruments........................           (40.4)       (24.6)     (123.2)        (107.4)
                                                                        ------------ ------------ ----------- --------------
Accumulated other comprehensive income.............................           267.0   $      1.5       601.4   $       48.5
                                                                        ------------ ============ ----------- ==============
Applicable policyholder dividend obligation........................           241.5                    436.3
Applicable deferred policy acquisition costs.......................            15.9                     86.4
Applicable deferred income taxes...................................             8.1                     30.2
                                                                        ------------              -----------
Offsets to accumulated other comprehensive income..................           265.5                    552.9
                                                                        ------------              -----------
ACCUMULATED OTHER COMPREHENSIVE INCOME.............................      $      1.5                $    48.5
                                                                        ============              ===========


11.  DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. See Note 16 for further information regarding our discontinued reinsurance and group life and health operations.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


12.  DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

We recognize all derivative instruments on the balance sheet at fair value. Generally, we designate each derivative according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

DERIVATIVE INSTRUMENTS HELD IN                                                            AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                        ----------------------------------------------------
($ amounts in millions)                                                             2005                     2004
                                                                        -------------------------- -------------------------
                                                NOTIONAL
                                                 AMOUNT      MATURITY       ASSET      LIABILITY      ASSET      LIABILITY
                                             -------------- ----------- ------------- ------------ ------------ ------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30       2007      $       1.2   $     --     $      2.8   $     --
    Non-hedging derivative instruments....           360       2007              6.6          4.9         16.5         14.0
Other.....................................            75     2008-2014           0.8         --            0.1         --
                                             --------------             ------------- ------------ ------------ ------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      465                 $       8.6   $      4.9   $     19.4   $     14.0
                                             ==============             ============= ============ ============ ============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2005, 2004 and 2003. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $8.6 million as of December 31, 2005. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                        AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          -----------------------------------------------------------
($ amounts in millions)                                                     2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  CARRYING         FAIR         CARRYING         FAIR
                                                                    VALUE          VALUE          VALUE          VALUE
                                                                -------------- -------------- -------------- --------------

Cash and cash equivalents....................................    $     225.6    $     225.6    $     324.0    $     324.0
Debt securities (Note 3).....................................       13,402.6       13,402.6       13,473.6       13,473.6
Available-for-sale equity securities (Note 3)................          169.6          169.6          160.2          160.2
Trading equity securities....................................           --             --             87.3           87.3
Mortgage loans (Note 3)......................................          128.6          133.4          207.9          220.4
Debt and equity securities pledged as collateral (Note 7)....          304.4          304.4        1,278.8        1,278.8
Derivative financial instruments.............................            8.6            8.6           19.4           19.4
Policy loans (Note 3)........................................        2,245.0        2,347.4        2,196.7        2,318.0
                                                                -------------- -------------- -------------- --------------
FINANCIAL ASSETS.............................................    $  16,484.4    $  16,591.6    $  17,747.9    $  17,881.7
                                                                ============== ============== ============== ==============

Investment contracts (Note 2)................................    $   3,060.7    $   3,054.4    $   3,492.4    $   3,510.8
Non-recourse collateralized obligations (Note 7).............          389.9          322.0        1,355.2        1,355.9
Indebtedness (Note 5)........................................          204.1          214.1          204.1          209.2
Derivative financial instruments.............................            4.9            4.9           14.0           14.0
                                                                -------------- -------------- -------------- --------------
FINANCIAL LIABILITIES........................................    $   3,659.6    $   3,595.4    $   5,065.7    $   5,089.9
                                                                ============== ============== ============== ==============


13.  PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

STATUTORY FINANCIAL DATA:                                                              AS OF AND FOR THE YEARS ENDED
($ amounts in millions)                                                                         DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Statutory capital, surplus, and surplus notes................................   $     885.5    $     814.6    $     762.9
Asset valuation reserve (AVR)................................................         210.7          213.6          198.6
                                                                               -------------- -------------- --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,096.2    $   1,028.2    $     961.5
                                                                               ============== ============== ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $     106.2    $      35.1    $      69.7
                                                                               ============== ============== ==============
STATUTORY NET INCOME.........................................................   $      61.0    $      47.1    $      21.5
                                                                               ============== ============== ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2005 and 2004.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $35.1 million in 2005 and is able to pay $88.6 million in dividends in 2006 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $88.6 million in 2006, would be subject to the discretion of the New York Superintendent of Insurance.


14.  PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                             AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                                 CARRYING                      CARRYING
                                                                    COST           VALUE          COST           VALUE
                                                                -------------- -------------- -------------- --------------

Real estate..................................................    $     101.1    $      34.9    $     116.0    $      45.7
Equipment....................................................          185.4           34.8          168.7           23.6
                                                                -------------- -------------- --------------
                                                                                                             --------------
Premises and equipment cost and carrying value...............          286.5    $      69.7          284.7    $      69.3
                                                                               ==============                ==============
Accumulated depreciation and amortization....................         (216.8)                       (215.4)
                                                                --------------                --------------
PREMISES AND EQUIPMENT.......................................    $      69.7                   $      69.3
                                                                ==============                ==============

Depreciation and amortization expense for premises and equipment for 2005, 2004 and 2003 totaled $9.2 million, $11.3 million and $16.2 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $2.4 million, $6.7 million and $11.7 million in 2005, 2004 and 2003, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $34.1 million as of December 31, 2005, payable as follows: 2006, $8.5 million; 2007, $7.8 million; 2008, $6.1 million; 2009, $3.4 million; 2010, $3.1 million; and thereafter, $5.2 million.


15.  RELATED PARTY TRANSACTIONS

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $9.4 million, $8.2 million and $8.2 million for 2005, 2004 and 2003, respectively. Amounts payable to the affiliated investment advisors were $0.9 million and $1.1 million, as of December 31, 2005 and 2004, respectively. Variable product separate accounts fees were $1.2 million, $3.2 million and $2.6 million for 2005, 2004 and 2003, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest was payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5%, 3% and 3% for the years ended December 31, 2005, 2004 and 2003, respectively. On December 31, 2005, Phoenix Life entered into a new $69.0 million five-year subordinated loan agreement with Phoenix Investment Partners to replace the prior agreement. The new loan agreement requires quarterly principal payments of $3 million beginning at the closing date with all remaining principal amounts due December 31, 2010. Interest is payable quarterly in arrears at an annual rate of 6.55%.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $45.3 million, $51.8 million and $51.9 million for 2005, 2004 and 2003, respectively. Amounts payable to PEPCO were $5.1 million and $6.0 million, as of December 31, 2005 and 2004, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than five percent of The Phoenix Companies' outstanding common stock. During 2005, 2004 and 2003, we incurred $37.6 million, $32.4 million and $25.8 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees. Amounts payable to State Farm were $1.9 million as of both December 31, 2005 and 2004.


16.  CONTINGENT LIABILITIES

In addition to the matters discussed below, we are, in the normal cause of business, involved in litigation both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or taxpayer. In addition, various regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance and securities laws. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows.

Over the past few years, there has been a significant increase in federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including late-trading and valuation issues. Our affiliated companies' asset management products, which we offer through the separate accounts associated with certain of our variable life insurance policies and variable annuity products, entitle us to impose restrictions on frequent exchanges and trades in the mutual funds and on transfers between sub-accounts and variable products. We, like many others in the financial services industry, have received requests for information from the SEC and state authorities, in each case requesting documentation and other information regarding various mutual fund regulatory issues. We continue to cooperate fully with these regulatory agencies in responding to these requests.

Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

In 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We cooperated fully and have had no further inquiry since filing our response.

In 2005, we received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. We cooperated fully and have had no further inquiry since responding.

These types of lawsuits and regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including reserves for amounts recoverable from retrocessionaires, were $60.0 million as of December 31, 2005. Our total amounts recoverable from retrocessionaires related to paid losses were $20.0 million as of December 31, 2005. We did not recognize any gains or losses related to our discontinued group accident and health reinsurance business during the years ended December 31, 2005, 2004 and 2003, respectively.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, as well as the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers), the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material effect on our financial position.

Additional information with respect to our group accident and health reinsurance run-off exposures follows:

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc., or Unicover. Unicover organized and managed a group, or pool, of insurance companies, or Unicover pool, and two other facilities, or Unicover facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed.

We have been involved in disputes relating to the activities of Unicover. Most of the disputes have been resolved by settlement or arbitration. The amounts paid and the results achieved in the settlements and arbitration decision were consistent with the amounts previously reflected in our consolidated financial statements.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. We have been involved in disputes with certain of our own retrocessionaires who had sought on various grounds to avoid paying any amounts to us. Most of those disputes, including the matter described below, have been resolved. The amounts received and the results achieved in the settlements and arbitration decisions were consistent with the amounts previously reflected in our consolidated financial statements.

As of December 31, 2005, we have resolved a dispute with a retrocessionaire that had been the subject of arbitration initiated by the retrocessionaire in 2000. We had previously received favorable decisions from an arbitration panel and the English Court of Appeals that have resulted in payments by the retrocessionaire totaling $65.0 million, including $50.0 million during 2005. In July 2005, an arbitration panel determined that the retrocessionaire was not liable for certain billings related to a commutation totaling $25.0 million. We were denied permission to appeal this decision. As of December 31, 2005, the retrocessionaire is current in respect of the reinsurance recoverable balance on this contract.

Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our remaining retrocessionaires disputes and successfully avoids its obligations. At this stage, we cannot estimate the amount at risk related to these potential disputes with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and business not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the London reinsurance market in which we participated from 1994 to 1997. These disputes involve multiple layers of reinsurance and allegations that the reinsurance programs created by the brokers involved in placing those layers were interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, we and many of these companies have participated in negotiations that have resulted in settlements of disputes relating to the 1994 and 1995 contract years. The amounts paid and the results achieved in the 1994 and 1995 contract year settlements are consistent with the amounts previously reflected in our consolidated financial statements. Although we are vigorously defending our contractual rights in respect of the 1996 and 1997 contract year disputes, we remain actively involved in attempts to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the remaining amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). However, it is our opinion based on current information that amounts included in our reserves as of December 31, 2005 are adequate with respect to the 1996 and 1997 contract year disputes.


17.  OTHER COMMITMENTS

During the normal course of business, the Company enters into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2005, the Company had committed $166.3 million under such investments, of which $64.8 million is expected to be disbursed by December 31, 2006.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote. The unfunded commitments were $30.2 million at December 31, 2005.

                                     PART C

                                     PART C

                                OTHER INFORMATION

ITEM 26.  EXHIBITS

(a)   BOARD OF DIRECTORS RESOLUTION

      Resolution of the Board of Directors of Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company) establishing the Phoenix Mutual Variable Universal Life Account is incorporated by reference to Registrant's April 29, 1998 Post-Effective Amendment No. 14 EDGAR filing on Form S-6 (File No. 033-06793).

(b)   CUSTODIAN AGREEMENTS

      Not applicable.

(c)   UNDERWRITING CONTRACTS

      (1) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000, is incorporated by reference to Registrant's April 30, 2004 EDGAR filing on Form N-6 (File No. 333-86921 as found under File No. 811-04721).

      (2) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to Registrant's April 22, 2005 EDGAR filing on Form N-6 (File No. 333-86921 as found under File No. 811-04721).

(d)   CONTRACTS

      Version A:
      (1) Corporate Edge - Flexible Premium Variable Universal Life Insurance Policy, Form Number V609 of Depositor, is incorporated by reference to Registrant's September 10, 1999 EDGAR filing on Form S-6 (File No. 333-86921).

      Version B:
      (1) Executive Benefit-VUL - Flexible Premium Variable Universal Life Insurance Policy, Form Number V607 of Depositor, Variable Policy Exchange Option Rider, Form VR35 of Depositor, and Flexible Term Insurance Rider, Form VR37 are incorporated by reference to Registrant's September 10, 1999 EDGAR filing on form S-6 (File No. 333-86921).

      Version C:
      (1) Phoenix Executive VUL(R) - Flexible Premium Variable Universal Life Insurance Policy, Form Number V614 of Depositor is incorporated by reference to Registrant's July 15, 2003 Post-Effective Amendment No. 9 EDGAR filing on Form N-6 (File No. 333-86921).

      (2) Term Rider, Form Number VR67 of Depositor is incorporated by reference to Registrant's July 15, 2003 Post-Effective Amendment No. 9 EDGAR filing on Form N-6 (File No. 333-86921).

      (3) Enhanced Surrender Value Rider, Form Number VR68 of Depositor is incorporated by reference to Registrant's July 15, 2003 Post-Effective Amendment No. 9EDGAR filing on Form N-6 (File No. 333-86921).

      (4) Variable Policy Exchange Option Rider, Form Number VR35 of Depositor is incorporated by reference to Registrant's July 15, 2003 Post-Effective Amendment No. 9 EDGAR filing on Form N-6 (File No. 333-86921).

      (5) Alternate Delivery Endorsement (Form Number HR14) is incorporated by reference to Registrant's July 15, 2003 Post-Effective Amendment No. 9 EDGAR filing on Form N-6 (File No. 333-86921).

(e)   APPLICATIONS

      Version A:
      (1) Form of application for Corporate Edge is incorporated by reference to Registrant's September 10, 1999 EDGAR filing on Form S-6 (File No. 333-86921).

      Version B:
      (1) Form of application for Executive Benefit-VUL is incorporated by reference to Registrant's September 10, 1999 EDGAR filing on Form S-6 (File No. 333-86921).

      Version C:
      (1) Master Application (Form Number OL4007) is incorporated by reference to Registrant's July 15, 2003 EDGAR filing on Form N-6 (File No. 333-86921).

      (2) Life Insurance Application (Form Number OL4008) is incorporated by reference to Registrant's July 15, 2003 Post-Effective Amendment No. 9 EDGAR filing on Form N-6 (File No. 333-86921).

      (3) Simplified Life Insurance Application (Form Number OL4009) is incorporated by reference to Registrant's July 15, 2003 Post-Effective Amendment No. 9 EDGAR filing on Form N-6 (File No. 333-86921).

      (4) Life Insurance Application (Form Number OL4010) is incorporated by reference to Registrant's July 15, 2003 Post-Effective Amendment No. 9 EDGAR filing on Form N-6 (File No. 333-86921).

(f)   DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BY-LAWS

      (1) Amended and Restated Charter of Phoenix Life Insurance Company dated February 2, 2006 is incorporated by reference to Registrant's April 22, 2005 EDGAR filing on Form N-6 (File No. 333-86921 as found under File No. 811-04721).


      (2) Amended and Restated Bylaws of Phoenix Life Insurance Company dated February 2, 2006 is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 26, 2006.


(g)   REINSURANCE CONTRACTS Not applicable.

(h)   PARTICIPATION AGREEMENTS

      (1) (a) Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. dated May 1, 2000 is incorporated by reference to Registrant's April 29, 2002 Post-Effective Amendment No. 22 EDGAR filing on Form S-6 (File No. 033-06793).

          (b) Amendment dated May 1, 2000 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. dated May 1, 2000 is incorporated by reference to Registrant's April 29, 2002 Post-Effective Amendment No. 22 EDGAR filing on Form S-6 (File No. 033-06793).


          (c) Amendment dated May 3, 2004 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. dated May 1, 2000 is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 26, 2006.


      (2) (a) Participation Agreement between Phoenix Home Life Mutual
              Insurance Company and Wanger Advisors Trust dated April 18, 1995 is incorporated by reference to Registrant's April 29, 2002 Post-Effective Amendment No. 22 EDGAR filing on Form S-6 (File No. 033-06793).

          (b) Amendment No. 1 dated December 16, 1996 to Participation Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust dated April 18, 1995 is incorporated by reference to Registrant's April 29, 2002 Post-Effective Amendment No. 22 EDGAR filing on Form S-6 (File No. 033-06793).


         (c) Amendment No. 2 to Participation Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's April 29, 2002 Post-Effective Amendment No. 22 EDGAR filing on Form S-6
              (File No. 033-06793).


      (3) Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. dated July 15, 1999 is incorporated by reference to Registrant's April 29, 2002 Post-Effective Amendment No. 22 EDGAR filing on Form S-6 (File No. 033-06793).

      (4) (a) Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, dated July 19, 1999 is incorporated by reference to Registrant's April 29, 2002 Post-Effective Amendment No. 22 EDGAR filing on Form S-6 (File No. 033-06793).

          (b) Amendment No. 1 dated April 27, 2001 to the Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust) and Bankers Trust Company, dated July 19, 1999 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

          (c) Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement among Phoenix Life Insurance Company (formerly, Phoenix Home Life Mutual Insurance Company), Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. (replaced Bankers Trust Company as Adviser) dated July 19, 1999 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

      (5) Participation Agreement among Phoenix Home Life Mutual Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., and Miller Anderson & Sherrerd, LLP dated December 17, 1999 is incorporated by reference to Registrant's April 29, 2002 Post-Effective Amendment No. 22 EDGAR filing on Form S-6 (File No. 033-06793).

      (6) Participation Agreement among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated dated June 1, 2000 is incorporated by reference to Registrant's April 29, 2002 Post-Effective Amendment No. 22 EDGAR filing on Form S-6 (File No. 033-06793).

      (7) Participation Agreement among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated June 1, 2000 is incorporated by reference to Registrant's April 29, 2002 Post-Effective Amendment No. 22 EDGAR filing on Form S-6 (File No. 033-06793).

      (8) Participation Agreement among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. dated March 29, 2001 is incorporated by reference to Registrant's April 29, 2002 Post-Effective Amendment No. 22 EDGAR filing on Form S-6 (File No. 033-06793).

      (9) Participation Agreement among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc. dated May 30, 2003, is incorporated by reference to Registrant's April 30, 2004 Post-Effective Amendment No. 12 EDGAR filing on Form N-6 (File No. 333-86921, as found under File No. 811-04721).


      (10) Participation Agreement dated April 25, 2005 among Phoenix Life Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 26, 2006.

      (11) Participation Agreement dated April 14, 2005 among Phoenix Life Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Series Distributor LLC, is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 26, 2006.

      (12) Participation Agreement dated January 1, 2004 by and among Phoenix Life Insurance Company, Phoenix Life and Annuity Company, PHL Variable insurance Company and The Phoenix Edge Series Fund is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 26, 2006.


 (i)  ADMINISTRATIVE CONTRACTS

      (1) Administrative Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated January 1, 2003, is incorporated by reference to Registrant's April 30, 2004 Post-Effective Amendment No. 12 EDGAR filing on Form N-6 (File No. 333-86921, as found under File No. 811-04721).

      (2) First Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 11, 2003, is incorporated by reference to Registrant's April 30, 2004 Post-Effective Amendment No. 12 EDGAR filing on Form N-6 (File No. 333-86921, as found under File No. 811-04721).

      (3) Second Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated February 27, 2004 is incorporated by reference to Registrant's April 22, 2005 Post-Effective Amendment No. 13 EDGAR filing on Form N-6 (File No. 333-86921).

      (4) Third Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 15, 2004 is incorporated by reference to Registrant's April 22, 2005 Post-Effective Amendment No. 13 EDGAR filing on Form N-6 (File No. 333-86921).


      (5) Fourth Amendment dated November 13, 2005 to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 26, 2006.

(j)   OTHER MATERIAL CONTRACTS

      Not applicable.

(k)   LEGAL OPINION

      (1) Opinion and Consent of Counsel of Kathleen A. McGah, Vice President and Counsel, is filed herewith.

(l)   ACTUARIAL OPINION

      Not applicable.

(m)   CALCULATION
      Not applicable.

(n)   OTHER OPINIONS

      (1) Consent of Independent Registered Public Accounting Firm, is filed herewith.
      (2) Consent of Brian A. Giantonio, Esq., is filed herewith.

(o)   OMITTED FINANCIAL STATEMENTS Not applicable.

(p)   INITIAL CAPITAL AGREEMENTS Not applicable.

(q)   REDEEMABILITY EXEMPTION Not applicable.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

          ----------------------------------------------------------------------------------------------------------
          Name and Principal Business Address             Positions and Offices with Depositor
          ----------------------------------------------------------------------------------------------------------
          Sal H. Alfiero*                                 Director
          Protective Industries, LLC
          Buffalo, NY
          ----------------------------------------------------------------------------------------------------------
          Martin N. Baily                                 Director
          Washington, DC
          ----------------------------------------------------------------------------------------------------------
          Jean S. Blackwell                               Director
          Cummins Inc.
          Columbus, IN
          ----------------------------------------------------------------------------------------------------------
          Peter C. Browning*                              Director
          ----------------------------------------------------------------------------------------------------------
          Arthur P. Byrne                                 Director
          J.W. Childs Associates
          Boston, MA
          ----------------------------------------------------------------------------------------------------------
          Sanford Cloud, Jr.*                             Director
          ----------------------------------------------------------------------------------------------------------

          ----------------------------------------------------------------------------------------------------------
          Gordon J. Davis, Esq.                           Director
          LeBoeuf, Lamb, Greene & MacRae, LLP
          New York, NY
          ----------------------------------------------------------------------------------------------------------
          John H. Forsgren*                               DIrector
          ----------------------------------------------------------------------------------------------------------
          Ann Maynard Gray*                               Director
          ----------------------------------------------------------------------------------------------------------
          John E. Haire*                                  Director
          ----------------------------------------------------------------------------------------------------------
          Jerry J. Jasinowski                             Director
          Manufacturing Institute
          Washington, D.C.
          ----------------------------------------------------------------------------------------------------------
          Thomas S. Johnson*                              Director
          ----------------------------------------------------------------------------------------------------------
          Dona D. Young*                                  Director, Chairperson of the Board, President and Chief
                                                          Executive Officer
          ----------------------------------------------------------------------------------------------------------
          Michael E. Haylon*                              Director, Executive Vice President and Chief Financial
                                                          Officer
          ----------------------------------------------------------------------------------------------------------
          Philip K. Polkinghorn*                          Executive Vice President, Life and Annuity
          ----------------------------------------------------------------------------------------------------------
          Tracy L. Rich*                                  Executive Vice President, General Counsel and Assistant
                                                          Secretary
          ----------------------------------------------------------------------------------------------------------
          John H. Beers*                                  Vice President and Secretary
          ----------------------------------------------------------------------------------------------------------
          Daniel J. Moskey*                               Vice President and Treasurer
          ----------------------------------------------------------------------------------------------------------
          John R. Flores*                                 Vice President, Counsel and Chief Compliance Officer
          ----------------------------------------------------------------------------------------------------------
          Katherine P. Cody*                              Senior Vice President and Chief Accounting Officer
          ----------------------------------------------------------------------------------------------------------
          James D. Wehr**                                 Executive Vice President and Chief Investment Officer
          ----------------------------------------------------------------------------------------------------------

          * The principal business address of this individual is One American Row, Hartford, CT 06103-2899.
          ** The principal business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                [GRAPHIC OMITTED]


                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Advisor                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL 100% Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA 100% Registered
                                                                                              Investment Adviser
                                                                                              ------------------





---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant

ITEM 29.  INDEMNIFICATION

Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any person of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI, Section 6.1, of the Bylaws of the Depositor (as amended and restated effective February 2, 2006) provides that: "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

      (1) is or was a Director, officer or employees of the Company; or

      (2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a Director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein."

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 30.  PRINCIPAL UNDERWRITER.

         1. Phoenix Equity Planning Corporation ("PEPCO")

              (a) PEPCO serves as the principal underwriter for the following entities:

                  Phoenix Adviser Trust, Phoenix CA Tax-Exempt Bond Fund, Phoenix Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix PHOLIOs(SM), Phoenix Portfolios, Phoenix Opportunities Trust, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life and Annuity Variable Universal Life Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, Phoenix Life Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

              (b) Directors and Executive Officers of PEPCO.

                  NAME                                        POSITION
                  ----                                        --------

                  George R. Aylward, Jr.**                    Director and Executive Vice President
                  Daniel T. Geraci*                           Director, Chairman of the Board and President
                  Michael E. Haylon*                          Director
                  James D. Wehr**                             Director
                  John H. Beers*                              Vice President and Secretary
                  John R. Flores*                             Vice President and Anti-Money Laundering Officer
                  David C. Martin*                            Vice President and Chief Compliance Officer
                  Glenn H. Pease**                            Vice President, Finance and Treasurer
                  Francis G. Waltman**                        Senior Vice President

                  * The business address of this individual is One American Row, Hartford, CT 06103-2899.
                  ** The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

              (c)

                ------------------------------------------------------------------------------------------------------
                                                           Compensation Events
                                     Net Underwriting        Occasioning the
                Name of Principal      Discounts and     Deduction of a Deferred      Brokerage           Other
                   Underwriter          Commissions             Saleshead            Commissions       Compensation
                ------------------- -------------------- ------------------------- ----------------- -----------------
                      PEPCO                  0                      0                     0                 0
                ------------------- -------------------- ------------------------- ----------------- -----------------


ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06103-2899.


ITEM 32.  MANAGEMENT SERVICES

Not applicable.


ITEM 33.  FEE REPRESENTATION

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on this 28th day of April, 2006.



                           PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                           (Registrant)

                      by:
                           -----------------------------------------------------

                           *Dona D. Young, Director, Chairperson of the Board,
                            President and Chief Executive Officer


                           PHOENIX LIFE INSURANCE COMPANY
                           (Depositor)

                      by:
                           -----------------------------------------------------

                           *Dona D. Young, Director, Chairperson of the Board,
                            President and Chief Executive Officer



Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

          SIGNATURE               TITLE
          ---------               -----

                                  Director
 ---------------------------
   *Sal H. Alfiero

                                  Director
 ---------------------------
   *Martin N. Baily

                                  Director
 ---------------------------
   *Jean S. Blackwell

                                  Director
 ---------------------------
   *Peter C. Browning

                                  Director
 ---------------------------
   *Arthur P. Byrne

                                  Director
 ---------------------------
   *Sanford Cloud, Jr.

                                  Director
 ---------------------------
   *Gordon J. Davis

                                  Director
 ---------------------------
   *John H. Forsgren

          SIGNATURE               TITLE
          ---------               -----

                                  Director
 ---------------------------
   *Ann Maynard Gray

                                  Director
 ---------------------------
   *John E. Haire

                                  Director
 ---------------------------
   *Jerry J. Jasinowski

                                  Director
 ---------------------------
   *Thomas S. Johnson


                                  Director, Chairperson of the Board, President
 ---------------------------      and Chief Executive Officer
 *Dona D. Young





By:    /s/ John H. Beers
       -----------------
       *John H. Beers, pursuant to Powers-of-Attorney, on file with depositor.

       April 28, 2006





















                                      S-2